UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23344 and 811-23343

Name of Fund:  BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2021

Date of reporting period: 12/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
December 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Funds II
BlackRock Retirement Income 2030 Fund
BlackRock Retirement Income 2040 Fund

Dear Shareholder,
The 12-month reporting period as of December 31, 2021 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions.
Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of an additional fiscal stimulus package and infrastructure bill further boosted stocks. In the United
States, both large- and small-capitalization stocks posted a strong advance, and many equity indices neared or surpassed all-time highs late in the reporting period. International equities from developed markets also gained, although emerging market stocks declined, pressured by a strengthening U.S. dollar.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds, which declined.
The Fed maintained accommodative monetary policy during the reporting period by maintaining near-zero interest rates and by asserting that inflation could exceed its 2% target for a sustained period without triggering a rate increase. However, the Fed’s tone shifted late in the year, as it reduced its bond-buying program and used its market guidance to raise the prospect of higher rates in 2022.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta and Omicron variants of the coronavirus remain a threat, particularly in emerging markets. While we expect inflation to abate somewhat as supply bottlenecks are resolved, we anticipate that inflation will remain higher than the pre-COVID norm. The Fed is poised to raise interest rates next year in response, but the Fed’s policy shift means that tightening is likely to be less aggressive than what we’ve seen in previous cycles.
In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected U.S. Treasuries,
Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
11.67% 28.71%
U.S. small cap equities
(Russell 2000
®
Index)
(2.31) 14.82
International equities
(MSCI Europe, Australasia,
Far East Index)
2.24 11.26
Emerging market equities
(MSCI Emerging Markets
Index)
(9.30) (2.54)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.02 0.05
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
0.44 (3.68)
U.S. investment grade
bonds
(Bloomberg U.S. Aggregate
Bond Index)
0.06 (1.54)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.52 1.77
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
1.59 5.26
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Additional Financial Information:
Schedule of Investments (unaudited) ........................................................................................ 41
Statement of Assets and Liabilities (unaudited) ................................................................................... 121

Fund Summary
as of December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2030 Fund
Investment Objective
BlackRock Retirement Income 2030 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate
Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
The Portfolio’s allocation to emerging market debt was the largest detractor from performance, followed by its allocations to emerging market equities and investment-grade bonds. The Portfolio’s allocation to equities was the leading contributor to performance. Most notably, covered calls, U.S. equities and developed-market international stocks aided results. (Covered calls involved the use of derivatives and are intended as an alternative source of income.).
The Portfolio used derivatives to manage duration risk. (Duration is a measure of interest-rate sensitivity.) This strategy helped performance, as yields moved higher due to the strong economic backdrop and expectations for an eventual change in monetary policy. The Portfolio’s efforts to use currency futures to manage currency risk also aided returns, while the use of equity derivatives to manage (reduce) overall equity exposure detracted given that stocks moved higher over the period.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital gain for the period. Refer to the financial highlights and income tax information sections in this report for further information about distributions.
Describe recent portfolio activity.
The Portfolio’s investment adviser added risk early in the year, primarily by increasing the allocation to U.S. dividend-oriented equities and maintaining healthy weightings in higher yielding fixed-income sectors such as high yield bonds and floating rate loan interests (“bank loans”). This positioning reflected the investment adviser’s view that there was lower potential upside in higher-quality areas of fixed income. Later in the period, the investment adviser modestly reduced risk after the rally across the financial markets resulted in less attractive opportunities, elevated valuations in many areas, and the potential for higher volatility. The investment adviser also kept the Portfolio’s interest-rate exposure at low levels on the view that strong growth, rising inflation and the expectation of an eventual change in monetary policy would cause yields to rise.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global real estate investment trusts and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Retirement Income 2030 Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on July 31, 2020
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 3.58% (3.42)% 6.87% N/A 9.88% N/A
Investor A ................................................... 3.15 (3.55) 6.62 1.02% 9.62 5.54%
Bloomberg U.S. Aggregate Bond Index ............................. — — (1.54) N/A N/A (1.23)
MSCI World Index ............................................ — — 21.82 N/A N/A 28.72
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index ......... — — 9.69 N/A N/A 13.09
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 31, 2020.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2030 Fund
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,014.80 $ 1.27 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,013.60 2.54 1,000.00 1,022.68 2.55 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Fixed Income Funds ............................... 98%
Short-Term Securities .............................. 2
–

Fund Summary
as of December 31, 2021

Fund Summary
BlackRock Retirement Income 2040 Fund
Investment Objective
BlackRock Retirement Income 2040 Fund’s (the “Fund”) investment objective is to seek to maximize current income while decumulating the Fund’s assets to a predefined target Fund net asset value (“NAV”) per share, as a percentage of the Fund’s NAV per share at inception, over the term of the Fund.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2021, the Fund underperformed its custom benchmark, a blend of 50% MSCI World Index/50% Bloomberg U.S. Aggregate
Bond Index.
The Fund invests substantially all of its assets in the BlackRock Multi-Asset Income Portfolio (the “Portfolio”).
What factors influenced performance?
The following discussion relates to absolute performance due to the nature of the Portfolio’s approach. The Portfolio employs an unconstrained strategy (i.e. one with flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the
50/50 custom benchmark. The Portfolio may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market stress.
The Portfolio’s allocation to emerging market debt was the largest detractor from performance, followed by its allocations to emerging market equities and investment-grade bonds. The Portfolio’s allocation to equities was the leading contributor to performance. Most notably, covered calls, U.S. equities and developed-market international stocks aided results. (Covered calls involved the use of derivatives and are intended as an alternative source of income.).
The Portfolio used derivatives to manage duration risk. (Duration is a measure of interest-rate sensitivity.) This strategy helped performance, as yields moved higher due to the strong economic backdrop and expectations for an eventual change in monetary policy. The Portfolio’s efforts to use currency futures to manage currency risk also aided returns, while the use of equity derivatives to manage (reduce) overall equity exposure detracted given that stocks moved higher over the period.
The Fund’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Fund’s investment strategy. The distribution policy did not result in return of capital gain for the period. Refer to the financial highlights and income tax information sections in this report for further information about distributions.
Describe recent portfolio activity.
The Portfolio’s investment adviser added risk early in the year, primarily by increasing the allocation to U.S. dividend-oriented equities and maintaining healthy weightings in higher yielding fixed-income sectors such as high yield bonds and floating rate loan interests (“bank loans”). This positioning reflected the investment adviser’s view that there was lower potential upside in higher-quality areas of fixed income. Later in the period, the investment adviser modestly reduced risk after the rally across the financial markets resulted in less attractive opportunities, elevated valuations in many areas, and the potential for higher volatility. The investment adviser also kept the Portfolio’s interest-rate exposure at low levels on the view that strong growth, rising inflation and the expectation of an eventual change in monetary policy would cause yields to rise.
Describe portfolio positioning at period end.
The Fund invested nearly the entirety of its assets in the Portfolio, while maintaining a small position in cash for operational purposes. The Portfolio was allocated across a number of diverse asset classes, including high yield corporate bonds, floating rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporates, mortgage-backed securities, global real estate investment trusts and global infrastructure stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2040 Fund
TOTAL RETURN BASED ON A $10,000 INVESTMENT
The Fund commenced operations on July 31, 2020.
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charge, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund, indirectly through its investment in BlackRock Multi-Asset Income Portfolio ("MAI"), may invest in both equity securities (including common stock, preferred stock, securities convertible into common and preferred stock and non-convertible preferred stock) and fixed income securities (including corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations). Under normal circumstances, the Fund, indirectly through its investment in MAI, may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. Additionally, the Fund, indirectly through its investment in MAI, may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
Bloomberg U.S. Aggregate Bond Index (formerly Bloomberg Barclays U.S. Aggregate Bond Index), a broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed-rate taxable bond market.
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A customized weighted index comprised of returns of 50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index.
Average Annual Total Returns
(a)
1 Year Since Inception
(b)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .................................................. 3.57% (2.87)% 6.87% N/A 9.92% N/A
Investor A ................................................... 3.15 (3.11) 6.60 1.01% 9.65 5.56%
Bloomberg U.S. Aggregate Bond Index ............................. — — (1.54) N/A N/A (1.23)
MSCI World Index ............................................ — — 21.82 N/A N/A 28.72
50% MSCI World Index/50% Bloomberg U.S. Aggregate Bond Index ......... — — 9.69 N/A N/A 13.09
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
The Fund commenced operations on July 31, 2020.

Fund Summary
as of December 31, 2021 (continued)

Fund Summary
BlackRock Retirement Income 2040 Fund
Expense Example
See "Disclosure of Expenses" for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical
(a)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Beginning
Account Value
(07/01/21)
Ending
Account Value
(12/31/21)
Expenses
Paid During
the Period
(b)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,014.90 $ 1.27 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Investor A ................................ 1,000.00 1,013.50 2.54 1,000.00 1,022.68 2.55 0.50
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
PORTFOLIO COMPOSITION
Asset Type
 Percent of
Affiliated Investment
Companies
Fixed Income Funds ............................... 98%
Short-Term Securities .............................. 2
–

About Fund Performance
2021
BlackRock Annual Report to Shareholders

Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund's investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value ("NAV") on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the "Manager”), each Fund's investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund's performance would have been lower. With respect to each Fund's voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund's contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

BlackRock Retirement Income 2030 Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
Security Shares Value
Affiliated Investment Companies — 100.0%
Fixed Income Funds — 97.9%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 459,704 $ 5,217,643
Security Shares Value
Short-Term Securities — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(a) (b)
.................. 113,760 $ 113,760
Total Affiliated Investment Companies — 100.0%
(Cost: $4,996,750)
(c)
.............................. 5,331,403
Liabilities in Excess of Other Assets — (0.0) % ............ (1,377)
Net Assets — 100.0% .............................. $ 5,330,026
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 8,004 $ 105,756 $ — $ — $ — $ 113,760 113,760 $ 2 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,142,058 269,992 (277,003) 5,736 76,860 5,217,643 459,704 219,985 62,403
$ 5,736 $ 76,860 $ 5,331,403 $ 219,987 $ 62,403
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Retirement Income 2030 Fund

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarc hy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 5,217,643 $ — $ — $ 5,217,643
Short-Term Securities ....................................... 113,760 — — 113,760
$ 5,331,403 $ — $ — $ 5,331,403

BlackRock Retirement Income 2040 Fund
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2021
No
Security Shares Value
Affiliated Investment Companies — 100.0%
Fixed Income Funds — 97.7%
BlackRock Multi-Asset Income Portfolio, Class
K
(a)
.......................... 455,515 $ 5,170,096
Security Shares Value
Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00%
(a) (b)
.................. 121,830 $ 121,830
Total Affiliated Investment Companies — 100.0%
(Cost: $4,954,845)
(c)
.............................. 5,291,926
Other Assets Less Liabilities — 0.0% ................... 1,342
Net Assets — 100.0% .............................. $ 5,293,268
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
(c)
Cost for U.S. federal income tax purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 3,098 $ 118,732 $ — $ — $ — $ 121,830 121,830 $ 4 $ —
BlackRock Multi-Asset Income
Portfolio, Class K ......... 5,150,485 — (63,006) 3,752 78,865 5,170,096 455,515 220,719 61,835
$ 3,752 $ 78,865 $ 5,291,926 $ 220,723 $ 61,835
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Retirement Income 2040 Fund

Schedule of Investments
(continued)
December 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Peri od End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Affiliated Investment Companies ................................ $ 5,170,096 $ — $ — $ 5,170,096
Short-Term Securities ....................................... 121,830 — — 121,830
$ 5,291,926 $ — $ — $ 5,291,926

Statements of Assets and Liabilities
December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
ASSETS
Investments, at value — affiliated
(a)
.......................................................................... $ 5,331,403 $ 5,291,926
Receivables: – –
Dividends — affiliated .................................................................................. 18,412 18,244
From the Manager .................................................................................... 31,413 28,432
Prepaid expenses ...................................................................................... 21,302 21,197
Total assets ..........................................................................................
5,402,530 5,359,799
LIABILITIES
Payables: – –
Accounting services fees ................................................................................ 9,939 11,065
Custodian fees ....................................................................................... 343 320
Income dividend distributions ............................................................................. 32,225 25,057
Trustees' and Officer's fees .............................................................................. 1,534 1,534
Professional fees ..................................................................................... 23,639 23,639
Transfer agent fees ................................................................................... 537 629
Other accrued expenses ................................................................................ 4,287 4,287
Total liabilities .........................................................................................
72,504 66,531
NET ASSETS .........................................................................................
$ 5,330,026 $ 5,293,268
NET ASSETS CONSIST OF
Paid-in capital ......................................................................................... $ 4,995,373 $ 4,956,187
Accumulated earnings ................................................................................... 334,653 337,081
NET ASSETS .........................................................................................
$ 5,330,026 $ 5,293,268
(a)
  Investments, at cost — affiliated ........................................................................... $ 4,996,750 $ 4,954,845

Statements of Assets and Liabilities
(continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
NET ASSET VALUE
Institutional
Net assets .......................................................................................
$ 5,044,451 $ 5,146,397
Shares outstanding ................................................................................
48,88 7.91 48,801 .57
Net asset value ...................................................................................
$ 103.18 $ 105.46
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1
Investor A
Net assets .......................................................................................
$ 285,575 $ 146,871
Shares outstanding ................................................................................
2,767 .58 1,39 2.79
Net asset value ...................................................................................
$ 103.19 $ 105.45
Shares authorized .................................................................................
Unlimited Unlimited
Par value .......................................................................................
$ 0.00 1 $ 0.00 1

Statements of Operations
Year Ended December 31, 2021

Financial Statements
BlackRock
Retirement
Income 2030
Fund
BlackRock
Retirement
Income 2040
Fund
INVESTMENT INCOME – –
Dividends — affiliated .................................................................................. $ 219,987 $ 220,723
Total investment income ..................................................................................
219,987 220,723
EXPENSES
Offering ........................................................................................... 108,276 111,749
Professional ........................................................................................ 77,942 77,096
Accounting services ................................................................................... 44,363 41,618
Printing and postage .................................................................................. 34,502 34,402
Registration ........................................................................................ 23,386 23,386
Trustees and Officer ................................................................................... 8,144 8,144
Investment advisory ................................................................................... 5,282 5,310
Administration ...................................................................................... 2,244 2,257
Administration — class specific ........................................................................... 1,057 1,062
Custodian .......................................................................................... 874 794
Transfer agent — class specific ........................................................................... 672 672
Service and distribution — class specific ..................................................................... 445 366
Miscellaneous ....................................................................................... 6,304 6,304
Total expenses ........................................................................................
313,491 313,160
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (295,886) (295,543)
Administration fees waived .............................................................................. (2,244) (2,257)
Administration fees waived — class specific ................................................................... (1,057) (1,062)
Transfer agent fees waived and/or reimbursed — class specific ...................................................... (655) (658)
Total expenses after fees waived and/or reimbursed ...............................................................
13,649 13,640
Net investment income ...................................................................................
206,338 207,083
REALIZED AND UNREALIZED GAIN $ 144,999 $ 144,452
Net realized gain from:
Investments — affiliated .............................................................................. $ 5,736 $ 3,752
Capital gain distributions from underlying funds — affiliated ....................................................... 62,403 61,835
68,139 65,587
Net change in unrealized appreciation on investments ............................................................ 76,860 78,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 351,337 $ 351,535
See notes to financial statements.

Statements of Changes in Net Assets

2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Retirement Income 2030 Fund BlackRock Retirement Income 2040 Fund
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 206,338 $ 84,009 $ 207,083 $ 84,529
Net realized gain (loss) .................................................... 68,139 (131) 65,587 1,890
Net change in unrealized appreciation (depreciation) ................................ 76,860 257,793 78,865 258,216
Net increase in net assets resulting from operations ...................................
351,337 341,671 351,535 344,635
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (270,105) (68,870) (270,356) (70,831)
  Investor A ............................................................ (9,098) (17,692) (7,330) (18,193)
Return of capital: – – – –
  Institutional ........................................................... (96,534) (53,667) (22,227) (26,883)
  Investor A ............................................................ (3,251) (13,786) (603) (6,905)
Decrease in net assets resulting from distributions to shareholders .........................
(378,988) (154,015) (300,516) (122,812)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .........................
150,021 5,020,000 20,478 4,999,948
NET ASSETS
Total increase in net assets ................................................... 122,370 5,207,656 71,497 5,221,771
Beginning of period ........................................................
5,207,656 — 5,221,771 —
End of period ............................................................
$ 5,330,026 $ 5,207,656 $ 5,293,268 $ 5,221,771
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2030 Fund
Institutional
Year Ended
12/31/2021
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 103.74 $ 100.00
Net investment income
(b)
.................................................................................
4.09 1.69
Net realized and unrealized gain ............................................................................
2.85 5.14
Net increase from investment operations ........................................................................
6.94 6.83
Distributions
(c)
– –
From net investment income ..............................................................................
(5.42) (1.74)
From net realized gain ...................................................................................
(0.11) —
Return of capital .......................................................................................
(1.97) (1.35)
Total distributions .......................................................................................
(7.50) (3.09)
Net asset value, end of period ..............................................................................
$ 103.18 $ 103.74
Total Return
(d)
6.87% 6.96%
Based on net asset value ..................................................................................
6.87% 6.96%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
5.91% 3.86%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.25% 0.25%
(g)
Net investment income ...................................................................................
3.92% 4.05%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 5,044 $ 5,070
Portfolio turnover rate ....................................................................................
5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.72%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2030 Fund
Investor A
Year Ended
12/31/2021
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 103.74 $ 100.00
Net investment income
(b)
.................................................................................
3.76 1.63
Net realized and unrealized gain ............................................................................
2.93 5.10
Net increase from investment operations ........................................................................
6.69 6.73
Distributions
(c)
– –
From net investment income ..............................................................................
(5.22) (1.67)
From net realized gain ...................................................................................
(0.11) —
Return of capital .......................................................................................
(1.91) (1.32)
Total distributions .......................................................................................
(7.24) (2.99)
Net asset value, end of period ..............................................................................
$ 103.19 $ 103.74
Total Return
(d)
6.62% 6.86%
Based on net asset value ..................................................................................
6.62% 6.86%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
6.58% 4.13%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.50% 0.50%
(g)
Net investment income ...................................................................................
3.61% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 286 $ 137
Portfolio turnover rate ....................................................................................
5% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Retirement Income 2040 Fund
Institutional
Year Ended
12/31/2021
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 104.44 $ 100.00
Net investment income
(b)
.................................................................................
4.14 1.71
Net realized and unrealized gain ............................................................................
2.88 5.21
Net increase from investment operations ........................................................................
7.02 6.92
Distributions
(c)
– –
From net investment income ..............................................................................
(5.47) (1.76)
From net realized gain ...................................................................................
(0.07) (0.04)
Return of capital .......................................................................................
(0.46) (0.68)
Total distributions .......................................................................................
(6.00) (2.48)
Net asset value, end of period ..............................................................................
$ 105.46 $ 104.44
Total Return
(d)
6.87% 7.02%
Based on net asset value ..................................................................................
6.87% 7.02%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
5.88% 3.88%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.25% 0.25%
(g)
Net investment income ...................................................................................
3.91% 4.07%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 5,146 $ 5,078
Portfolio turnover rate ....................................................................................
—% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.78%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

BlackRock Retirement Income 2040 Fund
Investor A
Year Ended
12/31/2021
Period from
07/31/20
(a)
to 12/31/20
Net asset value, beginning of period .........................................................................
$ 104.43 $ 100.00
Net investment income
(b)
.................................................................................
3.87 1.63
Net realized and unrealized gain ............................................................................
2.89 5.17
Net increase from investment operations ........................................................................
6.76 6.80
Distributions
(c)
– –
From net investment income ..............................................................................
(5.23) (1.67)
From net realized gain ...................................................................................
(0.07) (0.04)
Return of capital .......................................................................................
(0.44) (0.66)
Total distributions .......................................................................................
(5.74) (2.37)
Net asset value, end of period ..............................................................................
$ 105.45 $ 104.43
Total Return
(d)
6.60% 6.90%
Based on net asset value ..................................................................................
6.60% 6.90%
(e)
Ratios to Average Net Assets
(f)
Total expenses .........................................................................................
6.35% 4.16%
(g)(h)
Total expenses after fees waived and/or reimbursed ................................................................
0.50% 0.50%
(g)
Net investment income ...................................................................................
3.66% 3.93%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 147 $ 144
Portfolio turnover rate ....................................................................................
—% 2%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 7.06%.
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund seeks to achieve its investment objective by investing primarily in BlackRock Multi-Asset Income Portfolio ("Multi-Asset Income"). The Schedule of Investments
and Statement of Assets and Liabilities for Multi-Asset Income are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Multi-Asset Income's financial statements are available, without charge, on the U.S. Securities and Exchange Commission's (“SEC's”) website at www.sec.gov .
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of open-end equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The Funds intend to make monthly cash distributions to shareholders, which may consist of net investment income, and net realized and unrealized gains on investments and/or return of capital .
The character of distributions is determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. The portion of distributions that exceeds a Fund's current and accumulated earnings and profits, as measured on a tax basis, will constitute a non-taxable return of capital. See Income Tax Information note for the tax character of each Fund's distributions paid during the period.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund's investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Retirement Income 2030 Fund ........................................ Retirement Income 2030 Diversified
BlackRock Retirement Income 2040 Fund ........................................ Retirement Income 2040 Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges
("CDSC")
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value.
The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day's published net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all
Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds' investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) , to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.100%
$1 b illion - $3 b illion ..................................................................................................... 0.094
$3 billion - $5 billion ..................................................................................................... 0.090
$5 billion - $10 billion .................................................................................................... 0.087
Greater than $10 billion ................................................................................................... 0.085
Share Class Service Fees
Investor A .............................................................................................................. 0.25%

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended December 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager , an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2021, the Funds  did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2023 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Ac t ("Independent Trustees " ) , or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation s described below will be reduced by the amount of the affiliated money market fund waiver.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2021, the amounts waived were as follows :
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Investor A
Retirement Income 2030 ..................................................................................................... $ 445
Retirement Income 2040 ..................................................................................................... 366
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 1,021 $ 36 $ 1,057
Retirement Income 2040 ................................................................................ 1,033 29 1,062
Fund Name Institutional Investor A Total
Retirement Income 2030 ............................................................................. $ 20 $ 11 $ 31
Retirement Income 2040 ............................................................................. 20 11 31
Fund Name Institutional Investor A Total
Retirement Income 2030 ................................................................................ $ 338 $ 334 $ 672
Retirement Income 2040 ................................................................................ 347 325 672
Fund Name Amounts Waived
Retirement Income 2030 ................................................................................................ $ 7
Retirement Income 2040 ................................................................................................ 10
Fund Name Institutional Investor A
Retirement Income 2030 ......................................................................................... 0.25% 0.50%
Retirement Income 2040 ......................................................................................... 0.25 0.50

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2021, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operation were as follows:
The following Funds also had a waiver of administration fees, which are included in administration fees waived in the Statements of Operations. For the year ended December
31, 2021, the amounts were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2021, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 31, 2027, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund's contractual caps on net expenses will be terminated.
As of December 31, 2021, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
Retirement Income 2030 ............................................................................................... $ 295,879
Retirement Income 2040 ............................................................................................... 295,533
Retirement Income 2030 ............................................................................................... $ 2,244
Retirement Income 2040 ............................................................................................... 2,257
Fund Name/Share Class
Administration Fees
Waived
Transfer Agent Fees
Waived and/or
Reimbursed
Retirement Income 2030
Institutional .................................................................................... $ 1,021 $ 322
Investor A ..................................................................................... 36 333
$ 1,057 $ 655
Retirement Income 2040
Institutional .................................................................................... 1,033 334
Investor A ..................................................................................... 29 324
$ 1,062 $ 658
Expiring December 31,
2022 2023
Retirement Income 2030
Fund Level ...................................................................................... $ 116,955 $ 298,12 3
Institutional ...................................................................................... 475 1,34 3
Investor A ....................................................................................... 238 369
Retirement Income 2040
Fund Level ...................................................................................... 118,455 297,790
Institutional ...................................................................................... 475 1,36 7
Investor A ....................................................................................... 239 35 3

Notes to Financial Statements
(continued)

Notes to Financial Statements
During the year ended December 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
5. PURCHASES AND SALES
For the year ended December 31, 2021, purchases and sales of investments in the underlying funds, excluding short-term investments, were as follows:
RuleAbove
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, the following permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2021, the tax components of accumulated earnings (loss) were as follows:
During the year ended December 31, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Other Securities
Purchases Sales
Retirement Income 2030 ................................................................................. $ 269,994 $ 277,003
Retirement Income 2040 ................................................................................. — 63,005
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Retirement Income 2030 ...................................................................... $ (4,857) $ 4,857
Retirement Income 2040 ...................................................................... (5,016) 5,016
—
Fund Name
Year Ended
12/31/21
Year Ended
12/31/20
Retirement Income 2030
Ordinary income ........................................................................................... $ 279,203 $ 86,562
Return of capital ........................................................................................... 99,785 67,453
$ 378,988 $ 154,015
Retirement Income 2040
Ordinary income ........................................................................................... $ 277 , 686 $ 89,024
Return of capital ........................................................................................... 22,830 33,788
$ 300,516 $ 122,812
Fund Name
Net Unrealized
Gains (Losses)
Retirement Income 2030 ..................................................................................................
$ 334,653
Retirement Income 2040 ..................................................................................................
337,081
Fund Name Amount Utilized
Retirement Income 2030 ................................................................................................ $ 131

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

As of December 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
7. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month London Interbank Offered Rate ("LIBOR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in
April 2022 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2021, the Funds did not borrow under the credit agreement.
8.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Retirement Income 2030 ............................................ $ 4,996,750 $ 334,653 $ – $ 334,653
Retirement Income 2040 ............................................ 4,954,845 337,081 – 337,081

Notes to Financial Statements
(continued)

Notes to Financial Statements
9. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
(a)
Commencement of operations.
As of December 31, 2021, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/21
Period from
07/31/20
(a)
to 12/31/20
Fund Name/Share Class
Shares Amount Shares Amount
Retirement Income 2030
Institutional
Shares sold .............................................
1,648 $ 171,281 48,876 $ 4,920,000
Shares redeemed .........................................
(1,636) (170,000) — —
12 $ 1,281 48,876 $ 4,920,000
Investor A
Shares sold .............................................
1,491 $ 153,669 49,000 $ 4,900,000
Shares redeemed .........................................
(48) (4,929) (47,676) (4,800,000)
1,443 $ 148,740 1,324 $ 100,000
1,455 $ 150,021 50,200 $ 5,020,000
Retirement Income 2040
Institutional
Shares sold .............................................
182 $ 19,224 48,968 $ 4,935,000
Shares redeemed .........................................
— — (349) (35,206)
182 $ 19,224 48,619 $ 4,899,794
Investor A
Shares sold .............................................
12 $ 1,254 49,000 $ 4,900,000
Shares redeemed .........................................
— — (47,619) (4,799,846)
12 $ 1,254 1,381 $ 100,154
194 $ 20,478 50,000 $ 4,999,948
Institutional Investor A
Retirement Income 2030 ......................................................................................... $ 48,676 $ 1,324
Retirement Income 2040 ......................................................................................... 48,619 1,381

Report of Independent Registered Public Accounting Firm
2021
BlackRock Annual Report to Shareholders

To the Board of Trustees of BlackRock Funds II and Shareholders of BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Retirement Income 2030 Fund and BlackRock
Retirement Income 2040 Fund (two of the series constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of December 31, 2021, the related statements of operations for the year ended December 31, 2021 and the statements of changes in net assets and the financial highlights for the year ended December
31, 2021 and for the period July 31, 2020 (commencement of operations) through December 31, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, and the changes in each of their net assets and each of the financial highlights for the year ended December 31, 2021 and for the period July 31, 2020 (commencement of operations) through December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 24, 2022
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information (Unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2021:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended December 31,
2021:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2021 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2021:
Fund Name Qualified Dividend Income
BlackRock Retirement Income 2030 Fund .................................................................................. $ 35,261
BlackRock Retirement Income 2040 Fund .................................................................................. 35,374
Fund Name Qualified Business Income
BlackRock Retirement Income 2030 Fund .................................................................................. $ 1,135
BlackRock Retirement Income 2040 Fund .................................................................................. 1,138
Fund Name
Dividend-Received
Deduction
BlackRock Retirement Income 2030 Fund .................................................................................... 5.00%
BlackRock Retirement Income 2040 Fund .................................................................................... 5.04
Fund Name Interest Dividends
BlackRock Retirement Income 2030 Fund .................................................................................. $ 139 , 928
BlackRock Retirement Income 2040 Fund .................................................................................. 140 , 41 6
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
BlackRock Retirement Income 2030 Fund .......................................................... $ 53,594 $ 68,007
BlackRock Retirement Income 2040 Fund .......................................................... 53,748 65,586

Statement Regarding Liquidity Risk Management Program
2021
BlackRock Annual Report to Shareholders

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Retirement Income 2030 Fund and BlackRock Retirement Income 2040 Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 9-10, 2021 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing.
Derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The
Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The
Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s methodology.
The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
and Trustee
(Since 2019)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 159 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2007)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 159 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2019)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 159 Portfolios None
Collette Chilton
1958
Trustee
(Since 2019)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 159 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2019)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 159 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2016)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 159 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2016)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 159 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Cynthia A. Montgomery
1952
Trustee
(Since 2019)
Professor, Harvard Business School since 1989. 30 RICs consisting of 159 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Trustee
(Since 2015)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 159 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2019)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 159 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2019)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 159 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2019)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 159 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are "interested persons," as defined in the 1940 Act, serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. In addition, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Susan J. Carter, 2016; Collette Chilton, 2015; Neil A. Cotty, 2016; Cynthia A.
Montgomery, 1994; Joseph P. Platt, 1999; Mark Stalnecker, 2015; Kenneth L. Urish, 1999; Claire A. Walton, 2016.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
103 RICs consisting of 261 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
105 RICs consisting of 263 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective December 31, 2021, Bruce R. Bond retired as a Trustee of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania 19103
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, Delaware 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar

2021
BlackRock Annual Report to Shareholders

Additional Financial Information
Schedule of Investments (UNAUDITED)
December 31, 2021
Statement of Assets and Liabilities (UNAUDITED)
December 31, 2021
BlackRock Funds II
BlackRock Multi-Asset Income Portfolio

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 8.1%
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (LIBOR USD 1 Month + 1.58%),
1.68%, 01/25/35
(a)
................. USD 858 $ 866,139
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.15%), 2.27%,
01/15/33
(a)(b)
..................... 2,000 2,000,089
AIG CLO LLC
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/34 .... 3,000 2,988,844
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.00%), 3.12%, 04/15/34 .... 3,100 3,065,275
AIG CLO Ltd.
(a)(b)
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/32 .... 2,500 2,499,987
Series 2018-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/32 .... 1,000 1,001,933
Series 2019-2A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.26%, 10/25/33 .... 7,300 7,300,291
Series 2021-2A, Class B, (LIBOR USD 3
Month + 1.75%), 1.84%, 07/20/34 .... 14,000 13,999,920
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.00%), 2.09%, 07/20/34 .... 5,000 5,019,791
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.05%), 3.14%, 07/20/34 .... 2,500 2,487,873
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.75%), 1.86%, 01/25/35 .... 5,000 5,000,000
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.05%), 2.16%, 01/25/35 .... 3,000 3,000,000
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.10%), 3.21%, 01/25/35 .... 1,000 1,000,000
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.72%, 10/17/34 .... 1,500 1,500,000
Series 2015-AA, Class CR2, (LIBOR USD 3
Month + 2.00%), 2.12%, 10/17/34 .... 3,000 3,000,004
Series 2015-AA, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 10/17/34 .... 3,500 3,500,016
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.03%, 07/22/32 .... 7,500 7,480,994
Series 2019-10A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.03%, 07/22/32 .... 3,500 3,499,051
Aimco CLO 11 Ltd., Series 2020-11A, Class
CR, (LIBOR USD 3 Month + 2.00%), 2.12%,
10/17/34
(a)(b)(c)
.................... 2,000 2,000,000
Aimco CLO 12 Ltd., Series 2020-12A, Class
B, (LIBOR USD 3 Month + 1.55%), 1.67%,
01/17/32
(a)(b)
..................... 8,240 8,232,110
Aimco CLO 15 Ltd., Series 2021-15A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.04%,
10/17/34
(a)(b)
..................... 1,500 1,494,173
Ajax Mortgage Loan Trust
(b)
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
67 65,845
Series 2018-F, Class C, 0.00%, 11/25/58
(c)
. 88 58,535
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
3,851 3,846,030
Series 2018-G, Class B, 5.25%, 06/25/57
(a)(c)
816 615,703
Series 2018-G, Class C, 0.00%, 06/25/57 . 2,082 2,068,787
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
2,065 2,082,009
Series 2019-B, Class B, 5.25%, 01/25/59
(a)(c)
420 317,100
Series 2019-B, Class C, 0.00%, 01/25/59 . 1,070 1,018,370
Allegany Park CLO Ltd., Series 2019-1A, Class
A, (LIBOR USD 3 Month + 1.33%), 1.46%,
01/20/33
(a)(b)
..................... 4,000 4,000,825
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (LIBOR USD 3 Month + 2.15%), 2.28%,
10/21/28
(a)(b)
..................... 1,300 1,300,636
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Allegro CLO VI Ltd., Series 2017-2A, Class
B, (LIBOR USD 3 Month + 1.50%), 1.62%,
01/17/31
(a)(b)
..................... USD 1,000 $ 994,832
Allegro CLO VII Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.77%,
06/13/31
(a)(b)
..................... 1,000 997,588
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (LIBOR USD 3 Month + 1.39%),
1.51%, 01/19/33
(a)(b)
................ 2,000 2,002,779
ALM Ltd., Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 1.97%, 10/15/29
(a)(b)
3,500 3,495,632
AMMC CLO 21 Ltd., Series 2017-21A, Class
A, (LIBOR USD 3 Month + 1.25%), 1.38%,
11/02/30
(a)(b)
..................... 1,750 1,750,299
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 10,303,220
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,859,028
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... 7,500 7,538,555
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 10,604,601
Anchorage Capital CLO 3-R Ltd.
(a)(b)
Series 2014-3RA, Class B, (LIBOR USD 3
Month + 1.50%), 1.64%, 01/28/31 .... 3,400 3,393,637
Series 2014-3RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 .... 1,250 1,247,180
Anchorage Capital CLO 4-R Ltd.
(a)(b)
Series 2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 1.99%, 01/28/31 .... 600 598,661
Series 2014-4RA, Class D, (LIBOR USD 3
Month + 2.60%), 2.74%, 01/28/31 .... 2,250 2,221,060
Anchorage Capital CLO 5-R Ltd., Series
2014-5RA, Class C, (LIBOR USD 3 Month +
1.85%), 1.97%, 01/15/30
(a)(b)
.......... 1,850 1,846,721
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (LIBOR USD 3
Month + 1.20%), 1.32%, 10/15/31 .... 7,650 7,649,983
Series 2018-10A, Class B, (LIBOR USD 3
Month + 1.75%), 1.87%, 10/15/31 .... 3,000 2,995,363
Series 2018-10A, Class D, (LIBOR USD 3
Month + 3.15%), 3.27%, 10/15/31 .... 1,500 1,490,351
Anchorage Capital Europe CLO 2 DAC, Series
2X, Class ER, (EURIBOR 3 Month + 6.45%),
6.45%, 04/15/34
(a)(d)
................ EUR 499 557,546
Anchorage Capital Europe CLO DAC, Series
4X, Class E, (EURIBOR 3 Month + 5.71%),
5.71%, 04/25/34
(a)(d)
................ 300 334,380
Apidos CLO XII, Series 2013-12A, Class AR,
(LIBOR USD 3 Month + 1.08%), 1.20%,
04/15/31
(a)(b)
..................... USD 2,400 2,394,093
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (LIBOR USD
3 Month + 1.85%), 1.98%, 04/20/31 ... 7,000 6,940,737
Series 2013-15A, Class DRR, (LIBOR USD
3 Month + 2.70%), 2.83%, 04/20/31 ... 2,000 1,945,379
Apidos CLO XX, Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.95%), 2.07%,
07/16/31
(a)(b)
..................... 1,750 1,740,960
Apidos CLO XXII, Series 2015-22A, Class CR,
(LIBOR USD 3 Month + 2.95%), 3.08%,
04/20/31
(a)(b)
..................... 1,000 997,074
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (LIBOR USD 3
Month + 1.55%), 1.67%, 07/25/30 .... 1,000 995,110

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-29A, Class B, (LIBOR USD 3
Month + 1.90%), 2.02%, 07/25/30 .... USD 1,000 $ 993,243
Apidos CLO XXV, Series 2016-25A, Class A1R,
(LIBOR USD 3 Month + 1.17%), 1.30%,
10/20/31
(a)(b)
..................... 4,500 4,500,076
Apidos CLO XXXII, Series 2019-32A, Class
C, (LIBOR USD 3 Month + 2.40%), 2.53%,
01/20/33
(a)(b)
..................... 1,000 1,000,323
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(a)(d)
................ EUR 219 240,821
Ares L CLO Ltd., Series 2018-50A, Class BR,
(LIBOR USD 3 Month + 1.60%), 1.72%,
01/15/32
(a)(b)
..................... USD 6,000 5,984,070
Ares LIII CLO Ltd.
(a)(b)
Series 2019-53A, Class C, (LIBOR USD 3
Month + 2.65%), 2.77%, 04/24/31 .... 4,500 4,502,940
Series 2019-53A, Class D, (LIBOR USD 3
Month + 3.75%), 3.87%, 04/24/31 .... 3,000 3,001,747
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a)(b)
............ 4,500 3,158,266
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.93%,
07/20/30
(a)(b)
..................... 1,000 991,973
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.47%, 05/24/30
(a)(b)
................ 1,000 999,084
Ares XXXIV CLO Ltd., Series 2015-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.22%,
04/17/33
(a)(b)
..................... 7,250 7,200,256
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (LIBOR USD 3
Month + 1.17%), 1.29%, 10/15/30 .... 3,000 3,000,051
Series 2015-4A, Class A3R, (LIBOR USD 3
Month + 1.50%), 1.62%, 10/15/30 .... 1,500 1,493,240
Series 2015-4A, Class BR, (LIBOR USD 3
Month + 1.80%), 1.92%, 10/15/30 .... 1,017 1,009,474
Ares XXXVR CLO Ltd.
(a)(b)
Series 2015-35RA, Class A2, (LIBOR USD 3
Month + 1.40%), 1.52%, 07/15/30 .... 1,500 1,498,942
Series 2015-35RA, Class C, (LIBOR USD 3
Month + 1.90%), 2.02%, 07/15/30 .... 1,000 994,548
Assurant CLO Ltd., Series 2019-5A, Class A1,
(LIBOR USD 3 Month + 1.39%), 1.51%,
01/15/33
(a)(b)
..................... 1,500 1,500,769
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (LIBOR USD 3 Month +
1.55%), 1.73%, 11/27/31
(a)(b)
.......... 5,500 5,499,548
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (LIBOR USD 3 Month +
1.10%), 1.22%, 07/26/31
(a)(b)
.......... 2,000 1,999,408
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.30%, 10/24/31
(a)(b)
.......... 1,700 1,700,038
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a)(b)
..................... 11,500 379,615
Atrium XIV LLC, Series 14A, Class C, (LIBOR
USD 3 Month + 1.95%), 2.07%, 08/23/30
(a)(b)
1,000 991,692
Atrium XV
(a)(b)
Series 15A, Class B, (LIBOR USD 3 Month
+ 1.75%), 1.87%, 01/23/31 ......... 1,000 1,000,043
Series 15A, Class D, (LIBOR USD 3 Month
+ 3.00%), 3.12%, 01/23/31 ......... 500 495,612
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(a)(d)
..................... EUR 200 219,017
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(a)(d)
..................... EUR 670 $ 729,197
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.08%, 10/20/31 .... USD 4,500 4,500,000
Series 2020-2A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 10/20/31 .... 2,000 2,000,000
Bardot CLO Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.90%), 2.03%,
10/22/32
(a)(b)
..................... 3,250 3,250,000
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (LIBOR USD 3 Month + 2.10%), 2.23%,
03/09/34
(a)(b)
..................... 1,000 989,081
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (LIBOR USD 3 Month + 3.45%), 3.58%,
10/15/36
(a)(b)
..................... 2,000 2,000,007
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (LIBOR USD 3 Month + 2.05%),
2.17%, 01/25/35
(a)(b)
................ 2,000 1,971,715
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/34 .... 3,000 2,945,649
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 04/15/34 .... 3,000 2,999,963
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(a)(d)
..................... EUR 200 224,368
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (LIBOR USD 1
Month + 1.25%), 1.35%, 01/25/35 .... USD 682 684,369
Series 2006-HE7, Class 1A2, (LIBOR USD 1
Month + 0.34%), 0.44%, 09/25/36 .... 666 656,792
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.26%, 01/25/37 ... 911 900,449
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 2,576 2,489,144
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 3,543 3,410,814
Series 2007-HE3, Class 2A, (LIBOR USD 1
Month + 0.14%), 0.24%, 04/25/37 .... 4,441 5,826,760
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (LIBOR USD 1
Month + 1.73%), 1.82%, 04/25/34
(a)
..... 2,499 2,511,865
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3 Month
+ 1.10%), 1.23%, 01/20/31
(a)(b)
......... 1,500 1,499,622
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (LIBOR USD 3
Month + 1.35%), 1.47%, 01/15/33 .... 7,000 7,001,596
Series 2019-19A, Class B, (LIBOR USD 3
Month + 2.00%), 2.12%, 01/15/33 .... 4,250 4,251,457
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.27%, 07/18/31 .... 2,200 2,199,996
Series 2018-15A, Class A2A, (LIBOR USD 3
Month + 1.70%), 1.82%, 07/18/31 .... 1,000 999,997
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(a)(d)
..................... EUR 550 610,369
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(a)(d)
..................... 700 784,664
Birch Grove CLO
(a)(b)
Series 2021-3A, Class B1, (LIBOR USD 1
Month + 1.80%), 1.91%, 01/19/35 .... USD 7,500 7,499,949

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-3A, Class C, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/19/35 .... USD 5,000 $ 4,999,951
Birch Grove CLO Ltd., Series 19A, Class CR,
(LIBOR USD 3 Month + 2.20%), 2.40%,
06/15/31
(a)(b)
..................... 2,000 1,998,742
BlueMountain CLO DAC, Series 2021-1X,
Class E, (EURIBOR 3 Month + 5.41%),
5.41%, 04/15/34
(a)(d)
................ EUR 300 324,243
BlueMountain CLO Ltd., Series 2013-2A,
Class A1R, (LIBOR USD 3 Month + 1.18%),
1.31%, 10/22/30
(a)(b)
................ USD 980 980,198
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (EURIBOR 3 Month + 6.21%),
6.21%, 02/25/34
(a)(d)
................ EUR 700 787,739
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (LIBOR USD 3 Month + 1.75%),
1.84%, 07/20/34
(a)(b)
................ USD 5,000 4,996,295
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/18/34 .... 9,000 9,013,918
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/18/34 .... 2,500 2,490,524
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-2A, Class BR, (LIBOR USD 3
Month + 1.75%), 1.87%, 10/15/31 .... 1,250 1,250,078
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 07/15/30 .... 5,000 4,995,255
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.17%, 07/15/34 .... 1,000 996,025
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.27%, 07/15/34 .... 1,000 995,088
Series 2020-3A, Class C, (LIBOR USD 3
Month + 2.50%), 2.62%, 01/15/34 .... 1,000 1,004,155
Capital Four CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 5.91%), 5.91%,
01/15/34
(a)(d)
..................... EUR 300 331,906
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(LIBOR USD 3 Month + 1.85%), 1.98%,
04/30/31
(a)(b)
..................... USD 1,000 992,318
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class A2R, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/32 .... 5,000 5,000,000
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 2.30%), 2.52%, 10/20/32 .... 4,000 4,000,000
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (LIBOR USD 1 Month +
0.25%), 0.35%, 04/25/36
(a)
........... 2,876 2,626,157
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(LIBOR USD 3 Month + 1.95%), 2.08%,
07/20/32
(a)(b)
..................... 2,000 1,999,990
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.89%, 07/20/34 .... 6,500 6,499,943
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.25%), 3.39%, 07/20/34 .... 5,000 4,995,480
CarVal CLO Ltd., Series 2018-1A, Class D,
(LIBOR USD 3 Month + 2.89%), 3.01%,
07/16/31
(a)(b)
..................... 1,995 1,982,103
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.41%, 10/15/34 .... 2,000 2,000,000
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.46%, 10/15/34 .... 3,000 3,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 3.70%), 3.83%,
04/20/29
(a)(b)
..................... USD 1,000 $ 1,000,801
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (LIBOR USD 3
Month + 1.25%), 1.38%, 07/20/30 .... 1,000 1,000,000
Series 2020-13A, Class A, (LIBOR USD 3
Month + 1.43%), 1.56%, 01/20/34 .... 4,000 4,011,939
C-BASS Mortgage Loan Trust, Series 2007-
CB3, Class A1, 5.77%, 03/25/37
(e)
...... 6,046 3,064,498
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (LIBOR USD 3 Month + 1.65%),
1.77%, 07/23/34
(a)(b)
................ 5,000 5,004,148
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a)(b)
........ 3,950 2,534,822
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.22%, 07/17/31
(a)(b)
................ 1,750 1,749,997
CIFC European Funding CLO III DAC, Series
3X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 01/15/34
(a)(d)
................ EUR 200 227,734
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.43%, 04/27/31 ... USD 1,700 1,698,561
Series 2014-2RA, Class A3, (LIBOR USD 3
Month + 1.90%), 2.02%, 04/24/30 .... 500 497,837
Series 2014-3A, Class CR2, (LIBOR USD 3
Month + 2.35%), 2.48%, 10/22/31 .... 1,000 1,000,045
Series 2015-2A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.17%, 04/15/30 .... 2,000 1,980,634
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.35%, 07/20/30 .... 3,500 3,500,148
Series 2017-5A, Class B, (LIBOR USD 3
Month + 1.85%), 1.97%, 11/16/30 .... 500 496,387
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.40%), 1.52%, 04/18/31 .... 1,000 995,383
Series 2018-4A, Class A1, (LIBOR USD 3
Month + 1.15%), 1.27%, 10/17/31 .... 2,700 2,698,360
Series 2018-4A, Class B, (LIBOR USD 3
Month + 2.10%), 2.22%, 10/17/31 .... 2,000 1,988,969
Series 2019-6A, Class A1, (LIBOR USD 3
Month + 1.33%), 1.45%, 01/16/33 .... 8,500 8,501,065
Series 2019-6A, Class D, (LIBOR USD 3
Month + 3.95%), 4.07%, 01/16/33 .... 1,150 1,151,493
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.80%), 1.92%, 04/25/33 .... 9,000 8,920,782
Series 2021-3A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 07/15/36 .... 1,500 1,488,318
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/36
(a)
..... 2,833 2,787,121
Clear Creek CLO
(a)(b)
Series 2015-1A, Class AR, (LIBOR USD 3
Month + 1.20%), 1.33%, 10/20/30 .... 7,000 7,006,647
Series 2015-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/30 .... 3,000 2,989,255
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 599 608,328
Series 1997-7, Class M1, 7.03%, 07/15/28 . 2,465 2,474,833
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(a)(d)
..................... EUR 472 527,735
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 0.43%, 07/25/37
(a)(b)
USD 1,424 1,162,598

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(a)(d)
................ EUR 100 $ 111,150
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.18%), 1.31%,
10/20/30
(a)(b)
..................... USD 1,000 1,000,286
Dryden 33 Senior Loan Fund, Series 2014-33A,
Class DR3, (LIBOR USD 3 Month + 3.65%),
3.77%, 04/15/29
(a)(b)
................ 2,200 2,200,669
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 07/18/30
(a)(b)
................ 2,000 2,000,164
Dryden 50 Senior Loan Fund
(a)(b)
Series 2017-50A, Class C, (LIBOR USD 3
Month + 2.25%), 2.37%, 07/15/30 .... 1,000 999,504
Series 2017-50A, Class SUB, 0.00%,
07/15/30 ..................... 4,000 2,545,200
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (LIBOR USD 3 Month + 1.75%), 1.87%,
01/17/32
(a)(b)
..................... 8,000 7,967,052
Dryden 70 CLO Ltd., Series 2018-70A, Class
D, (LIBOR USD 3 Month + 3.75%), 3.87%,
01/16/32
(a)(b)
..................... 1,000 1,000,428
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (LIBOR USD 3 Month + 2.05%),
2.17%, 04/15/28
(a)(b)
................ 5,250 5,250,421
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (LIBOR USD 3 Month +
1.85%), 1.97%, 04/15/29
(a)(b)
.......... 6,000 5,997,707
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class B1LR, (LIBOR USD 3 Month +
3.15%), 3.31%, 08/15/30
(a)(b)
.......... 1,500 1,500,457
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (LIBOR USD 3
Month + 2.15%), 2.27%, 01/15/34 .... 3,500 3,501,903
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.22%, 04/15/31 .... 2,500 2,495,506
Series 2020-1A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.17%, 10/15/34 .... 3,500 3,486,784
Series 2020-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.22%, 10/15/34 .... 3,000 2,999,967
Elevation CLO Ltd., Series 2017-8A, Class C,
(LIBOR USD 3 Month + 2.05%), 2.17%,
10/25/30
(a)(b)
..................... 3,000 2,971,175
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.45%), 1.58%, 10/20/33 .... 2,500 2,503,025
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 4.40%), 4.53%, 10/20/33 .... 1,000 1,017,511
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.82%, 04/15/33 .... 1,250 1,249,198
Series 2020-1A, Class D, (LIBOR USD 3
Month + 3.15%), 3.27%, 04/15/33 .... 2,000 1,994,066
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (LIBOR USD 3 Month + 1.90%), 2.04%,
07/20/34
(a)(b)
..................... 1,500 1,482,769
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (LIBOR USD 3 Month + 3.10%), 3.23%,
10/20/34
(a)(b)
..................... 2,000 2,005,485
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (LIBOR USD 3 Month + 2.95%), 3.09%,
10/20/34
(a)(b)
..................... 2,000 1,999,852
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF9, Class 2A4, (LIBOR USD 1
Month + 0.50%), 0.60%, 06/25/36 .... 1,450 1,395,692
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FF13, Class A1, (LIBOR USD 1
Month + 0.24%), 0.34%, 10/25/36 .... USD 3,602 $ 2,850,596
Series 2006-FF13, Class A2C, (LIBOR USD
1 Month + 0.32%), 0.42%, 10/25/36 ... 2,112 1,690,329
Series 2006-FF17, Class A5, (LIBOR USD 1
Month + 0.15%), 0.25%, 12/25/36 .... 2,777 2,699,990
Series 2006-FFH1, Class M1, (LIBOR USD
1 Month + 0.56%), 0.66%, 01/25/36 ... 6,842 6,775,720
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (LIBOR USD 3
Month + 0.98%), 1.14%, 05/15/30 .... 3,000 2,997,079
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.06%, 05/15/30 .... 1,000 999,548
Flatiron CLO 20 Ltd., Series 2020-1A, Class
D, (LIBOR USD 3 Month + 3.79%), 3.95%,
11/20/33
(a)(b)
..................... 1,000 1,007,959
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.00%, 07/19/34 .... 2,000 1,985,179
Series 2021-1A, Class D, (LIBOR USD 3
Month + 2.90%), 3.05%, 07/19/34 .... 2,500 2,481,305
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,827,746
Galaxy XX CLO Ltd., Series 2015-20A, Class
D1R, (LIBOR USD 3 Month + 2.60%),
2.73%, 04/20/31
(a)(b)
................ 1,800 1,771,965
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
C, (LIBOR USD 3 Month + 1.70%), 1.82%,
01/15/31
(a)(b)
..................... 500 497,249
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (LIBOR USD 3 Month + 1.02%), 1.18%,
05/16/31
(a)(b)
..................... 3,000 3,000,311
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (LIBOR USD 3 Month +
1.70%), 1.96%, 10/20/34 .......... 8,500 8,499,875
Series 9A, Class C, (LIBOR USD 3 Month +
2.25%), 2.39%, 10/20/34 .......... 3,000 2,999,929
Series 9A, Class D, (LIBOR USD 3 Month +
3.35%), 3.49%, 10/20/34 .......... 3,000 2,999,852
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.31%,
10/15/30
(a)(b)
..................... 2,250 2,250,129
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR2, (LIBOR USD 3
Month + 1.80%), 1.93%, 04/20/34
(a)(b)
.... 6,000 5,934,619
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (LIBOR USD 3
Month + 1.30%), 1.43%, 04/20/30
(a)(b)
.... 2,000 1,998,247
GoldenTree Loan Management US CLO 4 Ltd.,
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/24/31
(a)(b)
.... 1,000 1,000,111
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (LIBOR USD 3
Month + 2.05%), 2.18%, 10/20/32 .... 2,000 2,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/20/32 .... 1,000 1,000,000
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (LIBOR USD 3 Month
+ 1.60%), 1.73%, 10/29/29
(a)(b)
......... 900 899,996
GoldenTree Loan Opportunities X Ltd.
(a)(b)
Series 2015-10A, Class AR, (LIBOR USD 3
Month + 1.12%), 1.25%, 07/20/31 .... 3,300 3,298,372
Series 2015-10A, Class C1R, (LIBOR USD 3
Month + 2.10%), 2.23%, 07/20/31 .... 1,000 1,000,025

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (LIBOR USD 3
Month + 1.95%), 2.07%, 10/20/34 .... USD 3,000 $ 2,999,993
Series 2021-11A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 10/20/34 .... 1,000 1,000,014
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (LIBOR USD 3 Month +
1.80%), 1.93%, 07/20/34
(a)(b)
.......... 4,000 3,999,958
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class D, (LIBOR USD 3 Month +
3.20%), 3.29%, 07/20/34
(a)(b)
.......... 2,500 2,499,884
Greene King Finance plc
(a)
Series B1,  (LIBOR GBP 3 Month + 1.80%),
1.90%, 12/15/34 ................ GBP 100 110,996
Series B2,  (LIBOR GBP 3 Month + 2.08%),
2.18%, 03/15/36
(d)
............... 100 109,823
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 5,650 4,779,810
Greywolf CLO II Ltd., Series 2013-1A, Class
B1RR, (LIBOR USD 3 Month + 2.30%),
2.42%, 04/15/34
(a)(b)
................ 1,500 1,501,463
Greywolf CLO III Ltd.
(a)(b)
Series 2020-3RA, Class BR, (LIBOR USD 3
Month + 2.45%), 2.58%, 04/15/33 .... 3,000 2,998,519
Series 2020-3RA, Class CR, (LIBOR USD 3
Month + 3.35%), 3.48%, 04/15/33 .... 1,000 998,538
Greywolf CLO V Ltd., Series 2015-1A, Class
CR, (LIBOR USD 3 Month + 3.00%), 3.12%,
01/27/31
(a)(b)
..................... 450 447,349
Greywolf CLO VI Ltd., Series 2018-1A, Class
C, (LIBOR USD 3 Month + 2.95%), 3.07%,
04/26/31
(a)(b)
..................... 1,000 998,025
Grippen Park CLO Ltd., Series 2017-1A, Class
C, (LIBOR USD 3 Month + 2.30%), 2.43%,
01/20/30
(a)(b)
..................... 1,000 1,000,217
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (LIBOR USD 1
Month + 0.70%), 0.80%, 12/25/35
(a)
... 1,025 454,269
Series 2006-4, Class 1A1, 2.96%,
03/25/36
(a)
.................... 2,982 2,320,622
Series 2006-5, Class 1A1, (LIBOR USD 1
Month + 0.36%), 0.46%, 03/25/36
(a)
... 3,843 1,642,869
Series 2006-18, Class AF6, 6.18%,
11/25/36
(e)
.................... 3,527 1,269,964
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (LIBOR USD 1
Month + 0.14%), 0.24%, 11/25/36 .... 7,235 4,360,198
Series 2006-HE6, Class A4, (LIBOR USD 1
Month + 0.24%), 0.34%, 08/25/36 .... 1,663 1,513,336
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (LIBOR USD 3 Month + 2.10%),
2.24%, 07/28/31
(a)(b)
................ 1,000 999,012
Gulf Stream Meridian 1 Ltd.
(a)(b)
Series 2020-IA, Class A1, (LIBOR USD 3
Month + 1.37%), 1.49%, 04/15/33 .... 7,500 7,500,328
Series 2020-IA, Class B, (LIBOR USD 3
Month + 2.00%), 2.12%, 04/15/33 .... 2,000 2,002,648
HalseyPoint CLO 2 Ltd., Series 2020-2A, Class
A1, (LIBOR USD 3 Month + 1.86%), 1.99%,
07/20/31
(a)(b)
..................... 1,600 1,600,000
HalseyPoint CLO 3 Ltd., Series 2020-3A,
Class A1A, (LIBOR USD 3 Month + 1.45%),
1.58%, 11/30/32
(a)(b)
................ 4,000 4,011,884
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (LIBOR USD 3 Month + 2.15%), 2.28%,
04/20/34
(a)(b)
..................... USD 1,750 $ 1,749,752
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (LIBOR USD 3
Month + 1.80%), 2.02%, 01/30/35 .... 3,500 3,500,000
Series 2021-5A, Class D, (LIBOR USD 3
Month + 3.50%), 3.72%, 01/30/35 .... 3,000 3,000,000
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (LIBOR USD 3
Month + 1.35%), 1.48%, 01/20/33 .... 5,000 5,002,433
Series 2019-1A, Class B1, (LIBOR USD 3
Month + 2.20%), 2.33%, 01/20/33 .... 2,500 2,506,324
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(a)(d)
..................... EUR 235 260,665
Harvest CLO XXIII DAC, Series 23X, Class
E, (EURIBOR 3 Month + 5.33%), 5.33%,
10/20/32
(a)(d)
..................... 118 131,043
Henley CLO IV DAC, Series 4X, Class E,
(EURIBOR 3 Month + 5.25%), 5.25%,
04/25/34
(a)(c)(d)
.................... 300 322,936
Highbridge Loan Management Ltd., Series 12A-
18, Class B, (LIBOR USD 3 Month + 1.85%),
1.97%, 07/18/31
(a)(b)
................ USD 1,000 995,019
Home Partners of America Trust, Series 2021-2,
Class F, 3.80%, 12/17/26
(b)
........... 9,994 9,815,180
HPS Loan Management Ltd., Series 8A-2016,
Class CR, (LIBOR USD 3 Month + 1.95%),
2.08%, 07/20/30
(a)(b)
................ 1,000 996,599
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(a)(d)
..................... EUR 300 334,503
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(a)(d)
..................... 250 284,852
Invesco Euro CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.81%), 5.81%,
01/15/34
(a)(d)
..................... 200 225,987
Invitation Homes Trust, Series 2018-SFR4,
Class A, (LIBOR USD 1 Month + 1.10%),
1.21%, 01/17/38
(a)(b)
................ USD 2,823 2,819,817
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (LIBOR USD 1 Month
+ 0.80%), 0.90%, 07/25/36
(a)
.......... 2,975 2,972,234
Kayne CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (LIBOR USD 3
Month + 1.75%), 1.92%, 04/23/34 .... 3,750 3,680,173
Series 2021-10A, Class D, (LIBOR USD 3
Month + 2.75%), 2.46%, 04/23/34 .... 2,000 1,986,317
Kayne CLO 5 Ltd.
(a)(b)
Series 2019-5A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.91%, 07/24/32 .... 3,000 3,000,000
Series 2019-5A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.36%, 07/24/32 .... 3,500 3,500,000
Kayne CLO 9 Ltd., Series 2020-9A, Class A1,
(LIBOR USD 3 Month + 1.40%), 1.52%,
01/15/34
(a)(b)
..................... 1,250 1,253,362
Kayne CLO II Ltd.
(a)(b)
Series 2018-2A, Class AR, (LIBOR USD 3
Month + 1.08%), 1.20%, 10/15/31 .... 5,375 5,368,327
Series 2018-2A, Class BR, (LIBOR USD 3
Month + 1.50%), 1.62%, 10/15/31 .... 5,000 4,974,675
Kayne CLO III Ltd.
(a)(b)
Series 2019-3A, Class A, (LIBOR USD 3
Month + 1.48%), 1.60%, 04/15/32 .... 15,500 15,527,491

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.67%, 04/15/32 .... USD 4,000 $ 3,999,098
KKR CLO 35 Ltd., Series 35A, Class B, (LIBOR
USD 3 Month + 1.70%), 1.83%, 10/20/34
(a)(b)
3,657 3,657,804
LCM XXV Ltd., Series 25A, Class B2, (LIBOR
USD 3 Month + 1.65%), 1.78%, 07/20/30
(a)(b)
350 349,999
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (LIBOR USD 1
Month + 0.52%), 0.62%, 08/25/45 .... 2,079 2,065,611
Series 2006-4, Class 1A, (LIBOR USD 1
Month + 0.30%), 0.40%, 05/25/36 .... 24,143 16,139,241
Series 2006-6, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.40%, 07/25/36 .... 6,158 3,149,694
Series 2006-7, Class 1A, (LIBOR USD 1
Month + 0.16%), 0.26%, 08/25/36 .... 7,219 4,562,266
Series 2006-10, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.26%, 11/25/36 .... 4,070 1,738,076
Series 2006-10, Class 2A4, (LIBOR USD 1
Month + 0.22%), 0.32%, 11/25/36 .... 3,904 1,688,048
Series 2006-WL3, Class 2A4, (LIBOR USD
1 Month + 0.60%), 0.70%, 01/25/36 ... 1,662 1,613,238
Lucali CLO Ltd., Series 2020-1A, Class D,
(LIBOR USD 3 Month + 3.60%), 3.72%,
01/15/33
(a)(b)
..................... 2,250 2,251,725
Madison Park Funding XX Ltd., Series 2016-
20A, Class DR, (LIBOR USD 3 Month +
3.00%), 3.13%, 07/27/30
(a)(b)
.......... 1,315 1,299,819
Madison Park Funding XXIX Ltd., Series
2018-29A, Class C, (LIBOR USD 3 Month +
2.20%), 2.32%, 10/18/30
(a)(b)
.......... 3,000 3,000,218
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (LIBOR USD 3 Month +
1.20%), 1.33%, 07/29/30
(a)(b)
.......... 3,500 3,504,207
Madison Park Funding XXVII Ltd., Series
2018-27A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 04/20/30
(a)(b)
.......... 1,000 984,272
Madison Park Funding XXXI Ltd.
(a)(b)
Series 2018-31A, Class C, (LIBOR USD 3
Month + 2.15%), 2.27%, 01/23/31 .... 600 600,024
Series 2018-31A, Class D, (LIBOR USD 3
Month + 3.00%), 3.12%, 01/23/31 .... 750 750,045
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.62%, 12/18/30
(a)(b)
................ 1,500 1,496,577
Marino Park CLO DAC, Series 1X, Class D,
(EURIBOR 3 Month + 5.67%), 5.67%,
01/16/34
(a)(d)
..................... EUR 100 112,296
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (LIBOR USD 1 Month
+ 0.52%), 0.62%, 06/25/36
(a)(b)
......... USD 2,362 2,277,245
Milos CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (LIBOR USD 3
Month + 1.55%), 1.68%, 10/20/30 .... 5,862 5,849,010
Series 2017-1A, Class CR, (LIBOR USD 3
Month + 1.90%), 2.03%, 10/20/30 .... 2,000 1,993,997
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 5.92%, 09/25/46
(e)
.. 635 224,433
Neuberger Berman CLO XVIII Ltd.
(a)(b)
Series 2014-18A, Class BR2, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/21/30 .... 1,500 1,500,048
Series 2014-18A, Class CR2, (LIBOR USD 3
Month + 3.00%), 3.13%, 10/21/30 .... 1,250 1,232,240
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (LIBOR USD 3 Month +
3.30%), 3.43%, 04/20/34
(a)(b)
.......... 1,000 1,003,587
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.77%, 10/17/30 .... USD 800 $ 799,998
Series 2016-22A, Class CR, (LIBOR USD 3
Month + 2.20%), 2.32%, 10/17/30 .... 1,000 1,000,987
Neuberger Berman CLO XXIII Ltd.
(a)(b)
Series 2016-23A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/17/27 .... 4,400 4,404,404
Series 2016-23A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.02%, 10/17/27 .... 1,100 1,095,074
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class C, (LIBOR USD 3
Month + 1.75%), 1.87%, 10/18/30 .... 2,000 1,995,076
Series 2017-26A, Class D, (LIBOR USD 3
Month + 2.65%), 2.77%, 10/18/30 .... 3,250 3,207,756
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (LIBOR USD 3
Month + 3.10%), 3.22%, 10/19/31
(a)(b)
.... 500 498,938
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class C1, (LIBOR USD 3
Month + 2.60%), 2.73%, 01/20/33
(a)(b)
.... 665 666,067
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class CR, (LIBOR USD 3
Month + 1.80%), 1.93%, 07/20/31
(a)(b)
.... 1,563 1,558,147
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (LIBOR USD 3
Month + 1.75%), 1.87%, 04/16/33
(a)(b)
.... 1,000 996,442
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2018-27A, Class D, (LIBOR USD 3
Month + 2.60%), 2.72%, 01/15/30
(a)(b)
.... 1,000 991,373
Neuberger Berman Loan Advisers Euro CLO,
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.52%), 5.52%, 04/17/34
(a)(d)
.... EUR 188 204,533
Newark BSL CLO 1 Ltd., Series 2016-1A,
Class A1R, (LIBOR USD 3 Month + 1.10%),
1.23%, 12/21/29
(a)(b)
................ USD 4,750 4,750,113
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(a)(d)
.......... EUR 100 111,119
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(a)(d)
.......... 200 224,256
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(a)(d)
................ 200 226,266
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
USD 636 654,664
Series 1999-C, Class A2, 7.48%, 08/15/27 . 3,227 2,979,752
Series 2001-D, Class A3, 5.90%, 09/15/22
(a)
356 242,288
Series 2002-B, Class A4, 7.09%, 06/15/32
(a)
28 29,122
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class CR, (LIBOR USD 3
Month + 2.90%), 3.02%, 04/26/31 .... 3,100 3,040,857
Series 2014-6A, Class A1R, (LIBOR USD 3
Month + 1.26%), 1.38%, 10/17/30 .... 10,800 10,804,853
Series 2014-6A, Class A2R, (LIBOR USD 3
Month + 1.72%), 1.84%, 10/17/30 .... 7,500 7,501,742
Series 2015-9A, Class CR, (LIBOR USD 3
Month + 2.70%), 2.82%, 07/15/27 .... 2,000 2,001,954
Series 2015-10A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.18%, 01/26/34
(c)
... 3,700 3,700,000
Series 2015-10A, Class DR2, (LIBOR USD 3
Month + 2.95%), 3.08%, 01/26/34
(c)
... 2,000 2,000,000
Series 2016-11A, Class A1AR, (LIBOR USD
3 Month + 1.27%), 1.39%, 10/26/30 ... 1,000 1,000,544

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-12A, Class CR, (LIBOR USD 3
Month + 3.00%), 3.12%, 10/18/28 .... USD 1,000 $ 1,000,770
Series 2018-15A, Class A3, (LIBOR USD 3
Month + 1.70%), 1.83%, 07/20/31 .... 1,000 1,000,218
Series 2019-16A, Class CR, (LIBOR USD 3
Month + 1.85%), 1.97%, 04/10/33 .... 2,500 2,489,451
Series 2019-17A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.13%, 07/20/32 .... 6,000 5,981,783
Series 2019-17A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 07/20/32 .... 1,500 1,499,983
Series 2020-19A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.23%, 10/20/34 .... 7,500 7,506,809
Series 2020-19A, Class DR, (LIBOR USD 3
Month + 3.15%), 3.28%, 10/20/34 .... 1,000 999,996
Series 2021-22A, Class C, (LIBOR USD 3
Month + 2.05%), 2.17%, 12/02/34 .... 4,500 4,499,957
Series 2021-22A, Class D, (LIBOR USD 3
Month + 3.10%), 3.22%, 12/02/34 .... 1,250 1,250,073
OCP Euro CLO DAC
(a)(d)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 .... EUR 298 330,186
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 .... 200 221,577
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 .... 400 446,068
Octagon Investment Partners 26 Ltd.
(a)
Series 2016-1, Class AR, 2.97%, 07/15/30 . USD 1,250 1,231,371
Series 2016-1, Class AR, 1.92%, 04/20/31 . 2,250 2,230,841
Series 2016-1A, Class BR, (LIBOR USD 3
Month + 1.60%), 1.72%, 07/15/30
(b)
... 6,000 5,973,850
Octagon Investment Partners 27 Ltd., Series
2016-1A, Class CR, (LIBOR USD 3 Month +
2.10%), 2.22%, 07/15/30
(a)(b)
.......... 1,500 1,492,038
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (LIBOR USD 3 Month
+ 2.25%), 2.37%, 10/24/30
(a)(b)
......... 4,000 4,000,163
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (LIBOR USD 3 Month +
3.10%), 3.22%, 01/24/33
(a)(b)
.......... 1,532 1,532,630
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (LIBOR USD 3 Month +
1.40%), 1.53%, 01/20/30
(a)(b)
.......... 2,000 1,986,632
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (LIBOR USD 3 Month +
2.60%), 2.73%, 01/20/31
(a)(b)
.......... 1,000 985,016
Octagon Investment Partners 40 Ltd.
(a)(b)
Series 2019-1A, Class C1R, (LIBOR USD 3
Month + 2.15%), 2.26%, 01/20/35 .... 3,000 3,000,000
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.35%), 3.46%, 01/20/35 .... 3,000 2,975,100
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (LIBOR USD 3
Month + 1.70%), 1.82%, 10/15/33 .... 8,500 8,500,000
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/15/33 .... 3,800 3,800,000
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 10/15/33 .... 4,250 4,250,000
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (LIBOR USD 3
Month + 1.18%), 1.34%, 11/18/31 .... 13,212 13,212,200
Series 2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 1.86%, 11/18/31 .... 1,500 1,499,991
Series 2014-1A, Class CRR, (LIBOR USD 3
Month + 2.20%), 2.36%, 11/18/31 .... 1,000 999,990
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (LIBOR USD 3 Month + 2.20%),
2.33%, 04/21/34
(a)(b)
................ USD 1,500 $ 1,503,207
OHA Credit Funding 6 Ltd, Series 2020-6A,
Class DR, (LIBOR USD 3 Month + 3.15%),
3.28%, 07/20/34
(a)(b)
................ 1,000 999,988
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class C, (LIBOR USD 3 Month + 2.40%),
2.52%, 10/19/32
(a)(b)
................ 5,000 5,003,848
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (LIBOR USD 3 Month +
2.90%), 3.06%, 02/20/34
(a)(b)
.......... 5,000 4,981,889
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (LIBOR USD 3 Month + 2.95%),
3.08%, 01/20/32
(a)(b)
................ 400 398,831
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B, (LIBOR USD 3 Month + 1.50%),
1.63%, 01/21/30
(a)(b)
................ 1,000 996,254
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (LIBOR USD 3
Month + 1.85%), 1.97%, 10/17/31 .... 2,950 2,935,361
Series 2014-1A, Class CR2, (LIBOR USD 3
Month + 2.65%), 2.77%, 01/17/31 .... 500 497,321
Series 2015-1A, Class CR4, (LIBOR USD 3
Month + 2.85%), 3.01%, 05/21/34 .... 4,100 4,068,454
Series 2015-2A, Class A1R2, (LIBOR USD 3
Month + 1.10%), 1.23%, 07/20/30 .... 8,000 7,996,022
Series 2015-2A, Class CR2, (LIBOR USD 3
Month + 2.75%), 2.88%, 07/20/30 .... 1,400 1,381,394
Series 2018-1A, Class A2, (LIBOR USD 3
Month + 1.45%), 1.57%, 04/18/31 .... 10,000 9,986,266
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.87%, 04/18/31 .... 2,000 1,989,870
Series 2018-2A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.77%, 07/16/31 .... 1,000 1,000,055
Series 2019-1A, Class A1R, (LIBOR USD 3
Month + 1.15%), 1.34%, 11/14/34
(c)
... 7,000 7,000,000
Series 2019-1A, Class A2R, (LIBOR USD 3
Month + 1.70%), 1.89%, 11/14/34
(c)
... 7,000 7,000,000
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.00%), 2.19%, 11/14/34
(c)
... 2,500 2,500,000
Series 2019-1A, Class CR, (LIBOR USD 3
Month + 3.05%), 3.24%, 11/14/34
(c)
... 3,750 3,750,000
Series 2020-3A, Class BR, (LIBOR USD 3
Month + 1.95%), 2.08%, 11/15/31 .... 2,000 2,000,000
Series 2020-3A, Class CR, (LIBOR USD 3
Month + 2.95%), 3.08%, 11/15/31 .... 1,500 1,500,000
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.83%, 04/20/34 .... 7,000 6,869,678
Series 2021-2A, Class C, (LIBOR USD 3
Month + 1.80%), 1.92%, 07/15/34 .... 2,000 1,977,144
Series 2021-2A, Class D, (LIBOR USD 3
Month + 2.90%), 3.02%, 07/15/34 .... 4,000 3,983,775
Series 2021-3A, Class B, (LIBOR USD 3
Month + 1.65%), 1.88%, 01/15/35 .... 7,000 6,999,943
Series 2021-3A, Class C, (LIBOR USD 3
Month + 1.95%), 2.18%, 01/15/35 .... 5,000 4,999,940
Series 2021-3A, Class D, (LIBOR USD 3
Month + 2.95%), 3.18%, 01/15/35 .... 2,000 2,000,104
Series 2021-4A, Class B, (LIBOR USD 3
Month + 1.65%), 1.79%, 10/15/34 .... 7,250 7,258,123
Series 2021-4A, Class C, (LIBOR USD 3
Month + 1.95%), 2.09%, 10/15/34 .... 4,000 4,000,807
Series 2021-4A, Class D, (LIBOR USD 3
Month + 2.95%), 3.09%, 10/15/34 .... 6,000 6,000,318

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.65%), 1.78%, 04/20/27 .... USD 7,500 $ 7,500,392
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.15%), 3.28%, 04/20/27 .... 5,000 5,000,632
Series 2020-2A, Class B, (LIBOR USD 3
Month + 2.25%), 2.38%, 04/20/28 .... 2,000 2,000,708
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (LIBOR USD 3
Month + 1.80%), 1.96%, 08/23/31 .... 2,600 2,599,899
Series 2018-1A, Class A2R, (LIBOR USD 3
Month + 1.60%), 1.73%, 10/20/31 .... 4,700 4,696,601
Series 2019-1A, Class C, (LIBOR USD 3
Month + 3.85%), 4.01%, 05/15/32 .... 2,500 2,501,038
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.25%), 2.35%, 07/15/34 .... 6,000 5,981,401
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (LIBOR USD 3
Month + 1.75%), 1.96%, 10/18/34 .... 5,000 5,000,000
Series 2018-2A, Class CR, (LIBOR USD 3
Month + 2.25%), 2.46%, 10/18/34 .... 2,350 2,350,000
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(LIBOR USD 3 Month + 1.70%), 1.86%,
05/18/34
(a)(b)
..................... 1,000 996,564
Pikes Peak CLO 8, Series 2021-8A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.90%,
07/20/34
(a)(b)
..................... 2,000 1,999,981
Pikes Peak CLO 9, Series 2021-9A, Class B,
(LIBOR USD 3 Month + 1.75%), 1.89%,
10/27/34
(a)(b)
..................... 7,000 6,999,948
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (LIBOR USD 3
Month + 1.75%), 1.88%, 10/15/34 .... 10,000 9,984,375
Series 2021-1A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/15/34 .... 3,500 3,491,276
Series 2021-1A, Class D, (LIBOR USD 3
Month + 3.30%), 3.43%, 10/15/34 .... 1,200 1,199,874
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class BR, (LIBOR USD 3
Month + 1.65%), 1.81%, 10/18/34 .... 3,000 3,000,002
Series 2020-4A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.26%, 10/18/34 .... 1,250 1,250,000
Progress Residential Trust
(b)
Series 2019-SFR2, Class F, 4.84%,
05/17/36 ..................... 5,580 5,598,003
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... 3,000 3,011,722
Series 2019-SFR4, Class E, 3.44%,
10/17/36 ..................... 12,500 12,591,270
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,508,477
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,531,700
Series 2021-SFR10, Class F, 4.61%,
12/17/38 ..................... 8,500 8,575,049
Series 2021-SFR10, Class G, 4.86%,
12/17/38 ..................... 6,000 5,458,338
Series 2021-SFR7, Class F, 3.83%,
08/17/40 ..................... 7,777 7,587,972
Series 2021-SFR8, Class F, 3.18%,
10/17/38 ..................... 22,000 21,446,843
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 9,899,939
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(a)(d)
..................... EUR 300 340,672
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Providus CLO V DAC, Series 5X, Class E,
(EURIBOR 3 Month + 5.29%), 5.29%,
02/15/35
(a)(d)
..................... EUR 171 $ 185,306
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (LIBOR USD 3
Month + 2.05%), 2.19%, 10/30/34 .... USD 1,375 1,374,791
Series 2021-12A, Class D, (LIBOR USD 3
Month + 3.05%), 3.19%, 10/30/34 .... 3,375 3,374,672
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (LIBOR USD 3
Month + 2.00%), 2.23%, 01/15/35 .... 3,500 3,500,000
Series 2021-14A, Class D, (LIBOR USD 3
Month + 3.00%), 3.23%, 01/15/35 .... 1,000 1,000,059
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class C, (LIBOR USD 3
Month + 2.05%), 2.30%, 01/20/34 .... 1,650 1,649,989
Series 2021-15A, Class D, (LIBOR USD 3
Month + 3.05%), 3.30%, 01/20/34 .... 1,800 1,800,085
Regata XII Funding Ltd.
(a)(b)
Series 2019-1A, Class AR, (LIBOR USD 3
Month + 1.10%), 1.22%, 10/15/32 .... 10,000 9,995,822
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.22%, 10/15/32 .... 1,000 999,995
Regatta Funding LP, Series 2013-2A, Class
CR2, (LIBOR USD 3 Month + 3.70%),
3.82%, 01/15/29
(a)(b)
................ 4,500 4,504,738
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.80%), 1.92%, 04/17/30 .... 10,000 10,000,906
Series 2017-1A, Class C, (LIBOR USD 3
Month + 2.45%), 2.57%, 04/17/30 .... 1,000 1,000,205
Regatta VI Funding Ltd., Series 2016-1A,
Class CR2, (LIBOR USD 3 Month + 2.15%),
2.28%, 04/20/34
(a)(b)
................ 1,000 998,119
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class CR2, (LIBOR USD 3
Month + 2.05%), 2.26%, 06/20/34 .... 750 751,335
Series 2016-1A, Class DR2, (LIBOR USD 3
Month + 3.05%), 3.26%, 06/20/34 .... 2,000 2,002,976
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.37%, 10/17/30
(a)(b)
................ 3,500 3,500,237
Regatta X Funding Ltd., Series 2017-3A, Class
C, (LIBOR USD 3 Month + 1.80%), 1.92%,
01/17/31
(a)(b)
..................... 1,500 1,483,976
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (LIBOR USD 3 Month + 2.10%),
2.22%, 07/15/31
(a)(b)
................ 1,250 1,250,113
Regatta XV Funding Ltd., Series 2018-4A,
Class C, (LIBOR USD 3 Month + 3.30%),
3.42%, 10/25/31
(a)(b)
................ 1,000 1,000,345
Regatta XVI Funding Ltd.
(a)(b)
Series 2019-2A, Class B, (LIBOR USD 3
Month + 2.05%), 2.17%, 01/15/33 .... 6,700 6,708,926
Series 2019-2A, Class D, (LIBOR USD 3
Month + 3.90%), 4.02%, 01/15/33 .... 1,000 1,003,675
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (LIBOR USD 3
Month + 2.05%), 2.16%, 01/20/35 .... 3,000 2,999,988
Series 2021-4A, Class D, (LIBOR USD 3
Month + 3.05%), 3.16%, 01/20/35 .... 2,000 2,000,139
Riserva CLO Ltd.
(a)(b)
Series 2016-3A, Class CRR, (LIBOR USD 3
Month + 1.80%), 1.92%, 01/18/34 .... 1,000 985,473
Series 2016-3A, Class DRR, (LIBOR USD 3
Month + 3.25%), 3.37%, 01/18/34 .... 1,250 1,245,458

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(a)(d)
..................... EUR 357 $ 400,124
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (LIBOR USD
3 Month + 1.65%), 1.78%, 04/20/34 ... USD 3,500 3,480,331
Series 2017-3A, Class C, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/30 .... 2,300 2,294,418
Series 2018-1A, Class B, (LIBOR USD 3
Month + 1.72%), 1.88%, 05/20/31 .... 1,000 998,641
Series 2018-2A, Class A, (LIBOR USD 3
Month + 1.16%), 1.29%, 10/20/31 .... 3,500 3,498,918
Series 2018-2A, Class B, (LIBOR USD 3
Month + 1.80%), 1.93%, 10/20/31 .... 1,125 1,125,050
Series 2018-2A, Class C, (LIBOR USD 3
Month + 2.20%), 2.33%, 10/20/31 .... 700 700,032
Series 2018-2A, Class D, (LIBOR USD 3
Month + 3.10%), 3.23%, 10/20/31 .... 1,600 1,600,165
Series 2019-1A, Class DR, (LIBOR USD 3
Month + 3.10%), 3.23%, 04/20/34 .... 1,500 1,492,929
Series 2019-2A, Class CR, (LIBOR USD 3
Month + 2.00%), 2.16%, 08/20/32 .... 5,500 5,496,706
Series 2019-2A, Class DR, (LIBOR USD 3
Month + 2.90%), 3.06%, 08/20/32 .... 3,500 3,499,993
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.21%, 07/20/34 .... 2,000 1,992,529
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.36%, 07/20/34 .... 1,250 1,249,083
Series 2021-3A, Class C, (LIBOR USD 3
Month + 2.15%), 2.28%, 10/20/34 .... 3,000 3,000,202
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class E, (EURIBOR 3
Month + 5.36%), 5.36%, 12/20/31 .... EUR 300 337,087
Series 2021-1X, Class E, (EURIBOR 3
Month + 5.96%), 5.96%, 04/20/34 .... 300 335,007
RR 5 Ltd., Series 2018-5A, Class B, (LIBOR
USD 3 Month + 2.25%), 2.37%, 10/15/31
(a)(b)
USD 1,250 1,250,004
RR 7 Ltd., Series 2019-7A, Class A1A, (LIBOR
USD 3 Month + 1.35%), 1.47%, 01/15/33
(a)(b)
3,700 3,700,001
Signal Peak CLO 2 LLC, Series 2015-1A,
Class CR2, (LIBOR USD 3 Month + 1.90%),
2.03%, 04/20/29
(a)(b)
................ 2,000 1,999,485
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 10/26/34 .... 5,000 5,000,000
Series 2017-4A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 10/26/34 .... 2,300 2,300,000
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (LIBOR USD 3
Month + 1.50%), 1.63%, 04/30/32 .... 5,000 4,999,920
Series 2019-1A, Class B, (LIBOR USD 3
Month + 2.00%), 2.13%, 04/30/32 .... 5,000 4,999,285
Signal Peak CLO 9 Ltd., Series 2021-9A, Class
B, (LIBOR USD 3 Month + 1.70%), 1.80%,
07/21/34
(a)(b)
..................... 9,500 9,492,923
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (LIBOR USD 3
Month + 1.70%), 1.84%, 07/20/34 .... 3,000 3,000,025
Series 2021-19A, Class C, (LIBOR USD 3
Month + 2.00%), 2.14%, 07/20/34 .... 1,000 988,637
Series 2021-19A, Class D, (LIBOR USD 3
Month + 3.00%), 3.14%, 07/20/34 .... 4,000 3,998,218
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (LIBOR USD 3 Month + 1.24%),
1.37%, 01/20/34
(a)(b)
................ 8,500 8,520,819
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (LIBOR USD 3 Month + 1.18%),
1.30%, 10/26/31
(a)(b)
................ USD 6,600 $ 6,600,366
Sound Point CLO XXIII, Series 2019-2A, Class
CR, (LIBOR USD 3 Month + 2.25%), 2.37%,
07/15/34
(a)(b)
..................... 2,250 2,253,622
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (LIBOR USD 3 Month + 1.70%),
1.82%, 04/25/34
(a)(b)
................ 3,350 3,338,646
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (LIBOR USD 3 Month + 1.28%),
1.40%, 01/25/32
(a)(b)
................ 1,500 1,500,348
Sound Point Euro CLO V Funding DAC, Series
5X, Class E, (EURIBOR 3 Month + 5.84%),
5.84%, 07/25/35
(a)(d)
................ EUR 300 336,086
Southwick Park CLO LLC
(a)(b)
Series 2019-4A, Class CR, (LIBOR USD 3
Month + 1.95%), 2.11%, 07/20/32 .... USD 2,550 2,534,766
Series 2019-4A, Class ER, (LIBOR USD 3
Month + 6.25%), 6.41%, 07/20/32 .... 1,000 990,112
Stewart Park CLO Ltd., Series 2015-1A, Class
DR, (LIBOR USD 3 Month + 2.60%), 2.72%,
01/15/30
(a)(b)
..................... 1,700 1,683,122
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (LIBOR USD 1
Month + 0.32%), 0.42%, 10/25/36 .... 6,153 4,931,010
Series 2007-MN1A, Class A1, (LIBOR USD
1 Month + 0.23%), 0.33%, 01/25/37
(b)
.. 1,597 1,149,767
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (LIBOR USD 3 Month + 3.75%),
3.87%, 01/16/32
(a)(b)
................ 2,750 2,776,825
Taconic Park CLO Ltd., Series 2016-1A, Class
A1R, (LIBOR USD 3 Month + 1.00%),
1.13%, 01/20/29
(a)(b)
................ 575 574,791
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.08%,
04/20/34
(a)(b)
..................... 830 823,927
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (LIBOR USD 3
Month + 1.85%), 2.01%, 11/18/30 .... 1,250 1,250,081
Series 2018-1A, Class CR, (LIBOR USD 3
Month + 1.75%), 1.88%, 01/29/32 .... 4,000 3,988,384
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (LIBOR USD 3
Month + 2.05%), 2.18%, 04/20/34 .... 3,500 3,474,083
Series 2020-1A, Class DRR, (LIBOR USD 3
Month + 3.40%), 3.53%, 04/20/34 .... 2,250 2,234,750
Series 2021-1A, Class C, (LIBOR USD 3
Month + 1.90%), 2.03%, 03/18/34 .... 1,000 981,485
Series 2021-2A, Class C, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/25/34 .... 2,500 2,481,134
Series 2021-2A, Class D, (LIBOR USD 3
Month + 3.25%), 3.37%, 07/25/34 .... 5,000 4,996,217
TIAA CLO IV Ltd., Series 2018-1A, Class A2,
(LIBOR USD 3 Month + 1.70%), 1.83%,
01/20/32
(a)(b)
..................... 1,000 997,300
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (LIBOR USD 3
Month + 1.60%), 1.73%, 01/20/31 .... 1,000 998,674
Series 2017-9A, Class D, (LIBOR USD 3
Month + 2.90%), 3.03%, 01/20/31 .... 1,000 999,599
TICP CLO V Ltd., Series 2016-5A, Class DR,
(LIBOR USD 3 Month + 3.15%), 3.27%,
07/17/31
(a)(b)
..................... 2,500 2,508,631

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd., Series 2016-6A, Class CR2,
(LIBOR USD 3 Month + 1.90%), 2.02%,
01/15/34
(a)(b)
..................... USD 1,650 $ 1,647,981
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (LIBOR USD 3
Month + 1.70%), 1.82%, 04/15/33 .... 2,000 2,000,392
Series 2017-7A, Class CR, (LIBOR USD 3
Month + 2.15%), 2.27%, 04/15/33 .... 6,500 6,499,964
Series 2017-7A, Class DR, (LIBOR USD 3
Month + 3.20%), 3.32%, 04/15/33 .... 4,000 4,001,906
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (LIBOR USD 3
Month + 1.18%), 1.31%, 10/20/31 .... 8,545 8,546,418
Series 2018-11A, Class D, (LIBOR USD 3
Month + 3.05%), 3.18%, 10/20/31 .... 1,100 1,100,084
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (LIBOR USD 3
Month + 2.10%), 2.22%, 07/15/34 .... 10,250 10,247,970
Series 2018-12A, Class DR, (LIBOR USD 3
Month + 3.30%), 3.42%, 07/15/34 .... 1,500 1,483,251
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (LIBOR USD 3 Month + 2.20%), 2.37%,
10/20/32
(a)(b)
..................... 3,250 3,250,000
Treman Park CLO Ltd., Series 2015-1A, Class
DRR, (LIBOR USD 3 Month + 2.65%),
2.78%, 10/20/28
(a)(b)
................ 1,000 1,002,496
Trestles CLO Ltd., Series 2020-3A, Class C,
(LIBOR USD 3 Month + 2.25%), 2.38%,
01/20/33
(a)(b)
..................... 1,450 1,450,002
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 7,007,472
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 986,189
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 ..................... 5,500 5,409,966
Series 2021-SFR1, Class G, 4.13%,
07/17/38 ..................... 3,551 3,485,387
Upland CLO Ltd., Series 2016-1A, Class CR,
(LIBOR USD 3 Month + 2.90%), 3.03%,
04/20/31
(a)(b)
..................... 1,500 1,482,400
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (LIBOR USD 3
Month + 1.90%), 2.02%, 04/18/31 .... 1,000 993,833
Series 2014-4A, Class BR2, (LIBOR USD 3
Month + 2.09%), 2.22%, 07/14/31 .... 500 496,671
Series 2016-3A, Class A1R, (LIBOR USD 3
Month + 1.19%), 1.31%, 10/18/31 .... 500 500,017
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(a)(d)
..................... EUR 390 437,160
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE1, Class A, (LIBOR
USD 1 Month + 0.14%), 0.24%, 07/25/37
(a)(b)
USD 1,827 1,766,884
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (LIBOR USD 1 Month + 0.16%), 0.26%,
10/25/36
(a)
...................... 13,652 11,772,559
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.48%, 07/20/30
(a)(b)
................ 3,800 3,796,567
Whetstone Park CLO Ltd., Series 2021-1A,
Class D, (LIBOR USD 3 Month + 2.90%),
2.90%, 01/20/35
(a)(b)
................ 2,500 2,500,077
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (LIBOR USD
3 Month + 1.70%), 1.82%, 07/24/32 ... USD 6,840 $ 6,832,078
Series 2019-1A, Class BR, (LIBOR USD 3
Month + 2.05%), 2.17%, 07/24/32 .... 5,000 4,990,512
York CLO-1 Ltd., Series 2014-1A, Class BRR,
(LIBOR USD 3 Month + 1.65%), 1.78%,
10/22/29
(a)(b)
..................... 2,100 2,099,264
York CLO-2 Ltd., Series 2015-1A, Class AR,
(LIBOR USD 3 Month + 1.15%), 1.28%,
01/22/31
(a)(b)
..................... 7,660 7,659,982
York CLO-3 Ltd., Series 2016-1A, Class DR,
(LIBOR USD 3 Month + 3.60%), 3.73%,
10/20/29
(a)(b)
..................... 2,000 2,000,747
York CLO-7 Ltd., Series 2019-2A, Class A1,
(LIBOR USD 3 Month + 1.37%), 1.50%,
01/22/33
(a)(b)
..................... 3,000 3,002,612
Total Asset-Backed Securities — 8.1%
(Cost: $1,489,257,116) ............................ 1,478,525,305
Shares
Shares
Common Stocks — 24.3%
Aerospace & Defense — 0.0%
Howmet Aerospace, Inc. ............... 7,247 230,672
L3Harris Technologies, Inc. ............. 2,631 561,034
MTU Aero Engines AG ................ 32,374 6,573,348
Singapore Technologies Engineering Ltd. .... 36,300 101,303
TransDigm Group, Inc.
(f)
............... 749 476,574
7,942,931
Air Freight & Logistics — 0.1%
Agility Public Warehousing Co. KSC ....... 1 3
CH Robinson Worldwide, Inc. ........... 1,991 214,291
DSV A/S .......................... 33,401 7,783,379
Expeditors International of Washington, Inc. .. 15,425 2,071,423
FedEx Corp. ....................... 2,640 682,810
Sinotrans Ltd., Class A ................ 300,500 212,003
United Parcel Service, Inc., Class B ....... 9,286 1,990,361
ZTO Express Cayman, Inc., ADR ......... 2,315 65,329
13,019,599
Airlines — 0.1%
Alaska Air Group, Inc.
(f)
................ 2,533 131,969
American Airlines Group, Inc.
(f)
........... 9,998 179,564
China Eastern Airlines Corp. Ltd., Class A ... 91,800 74,589
China Eastern Airlines Corp. Ltd., Class H ... 760,000 287,745
Copa Holdings SA, Class A
(f)
............ 109,840 9,079,374
Delta Air Lines, Inc.
(f)
................. 9,038 353,205
InterGlobe Aviation Ltd.
(b)(d)(f)
............. 295,443 8,007,426
Southwest Airlines Co.
(f)
............... 8,131 348,332
United Airlines Holdings, Inc.
(f)
........... 5,176 226,605
18,688,809
Auto Components — 0.0%
Aptiv plc
(f)
......................... 3,022 498,479
BorgWarner, Inc. .................... 2,714 122,320
Bridgestone Corp. ................... 30,400 1,305,153
1,925,952
Automobiles — 0.1%
BYD Co. Ltd., Class A ................. 56,400 2,375,251
Ford Motor Co. ..................... 42,523 883,203
General Motors Co.
(f)
................. 16,012 938,784
Maruti Suzuki India Ltd. ............... 103,209 10,275,277

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Automobiles (continued)
Tesla, Inc.
(f)
........................ 8,890 $ 9,394,774
23,867,289
Banks — 1.7%
Abu Dhabi Commercial Bank PJSC ....... 197,671 458,614
Abu Dhabi Islamic Bank PJSC ........... 221,725 413,993
Agricultural Bank of China Ltd., Class H ..... 2,372,000 816,056
Al Rajhi Bank ...................... 306,123 11,544,594
AMMB Holdings Bhd. ................. 130,600 99,376
Arab National Bank .................. 25,019 152,370
Axis Bank Ltd.
(f)
..................... 2,116,867 19,236,531
Bandhan Bank Ltd.
(b)(d)
................ 1,457,384 4,938,767
Bank of America Corp. ................ 78,666 3,499,850
Bank of Beijing Co. Ltd., Class A ......... 2,011,500 1,405,006
Bank of China Ltd., Class H ............. 8,660,000 3,115,577
Bank of Communications Co. Ltd., Class H .. 2,067,000 1,249,527
Bank of Nova Scotia (The) .............. 12,248 867,077
Bank of the Philippine Islands ........... 70,050 126,572
Bank Rakyat Indonesia Persero Tbk. PT .... 77,913,813 22,433,428
BNP Paribas SA .................... 85,937 5,941,776
BOC Hong Kong Holdings Ltd. ........... 863,000 2,830,214
Boubyan Bank KSCP
(f)
................ 103,917 271,532
Chang Hwa Commercial Bank Ltd. ........ 594,890 365,333
China CITIC Bank Corp. Ltd., Class H ...... 2,691,000 1,167,277
China Construction Bank Corp., Class H .... 21,594,000 14,963,495
China Everbright Bank Co. Ltd., Class H .... 202,000 71,528
CIMB Group Holdings Bhd. ............. 1,466,300 1,918,028
Citigroup, Inc. ...................... 22,139 1,336,974
Citizens Financial Group, Inc. ........... 449,324 21,230,559
Comerica, Inc. ...................... 1,600 139,200
Commercial Bank PSQC (The) ........... 171,546 315,287
Commercial International Bank Egypt SAE
(f)
.. 1,833,594 6,171,124
Credicorp Ltd. ...................... 113,152 13,812,465
CTBC Financial Holding Co. Ltd. ......... 2,957,000 2,770,119
DBS Group Holdings Ltd. .............. 384,300 9,307,347
Dubai Islamic Bank PJSC .............. 418,838 612,151
E.Sun Financial Holding Co. Ltd. ......... 1,991,959 2,018,963
Fifth Third Bancorp .................. 8,026 349,532
First Abu Dhabi Bank PJSC ............. 232,206 1,191,043
First Financial Holding Co. Ltd. ........... 2,028,906 1,794,666
First Republic Bank .................. 1,921 396,706
Grupo Financiero Banorte SAB de CV, Class O 1,950,636 12,686,684
HDFC Bank Ltd., ADR ................ 3,588 233,471
Hong Leong Bank Bhd. ................ 62,200 277,867
Hong Leong Financial Group Bhd. ........ 18,200 75,701
Hua Nan Financial Holdings Co. Ltd. ....... 877,572 671,721
Huaxia Bank Co. Ltd., Class A ........... 723,340 637,274
Huntington Bancshares, Inc. ............ 15,992 246,597
Industrial & Commercial Bank of China Ltd.,
Class A ........................ 115,100 83,823
Industrial & Commercial Bank of China Ltd.,
Class H ........................ 38,948,000 21,969,919
Israel Discount Bank Ltd., Class A
(f)
........ 8,256 55,433
JPMorgan Chase & Co. ............... 32,641 5,168,702
Kasikornbank PCL, NVDR .............. 2,532,700 10,723,280
KeyCorp .......................... 10,841 250,752
Kuwait Finance House KSCP ............ 498,204 1,370,602
M&T Bank Corp. .................... 114,318 17,556,958
Malayan Banking Bhd. ................ 3,125,700 6,226,000
Masraf Al Rayan QSC ................. 484,264 611,907
Mediobanca Banca di Credito Finanziario SpA 106,234 1,219,617
Mega Financial Holding Co. Ltd. .......... 1,359,000 1,745,322
Moneta Money Bank A/S
(b)(d)(f)
............ 102,293 438,913
National Bank of Kuwait SAKP ........... 419,158 1,381,992
Nordea Bank Abp ................... 649,193 7,919,213
OTP Bank Nyrt.
(f)
.................... 284,792 14,521,923
Security
Shares
Shares Value
Banks (continued)
People's United Financial, Inc. ........... 4,768 $ 84,966
PNC Financial Services Group, Inc. (The) ... 4,687 939,837
Postal Savings Bank of China Co. Ltd., Class
H
(b)(d)
.......................... 1,315,000 923,455
Public Bank Bhd. .................... 1,950,500 1,946,727
Qatar International Islamic Bank QSC ...... 93,964 235,671
Qatar Islamic Bank SAQ ............... 79,060 394,643
Qatar National Bank QPSC ............. 202,580 1,113,829
Regions Financial Corp. ............... 51,896 1,131,333
RHB Bank Bhd. ..................... 1,179,100 1,518,707
Sberbank of Russia PJSC, ADR .......... 1,048,202 16,818,407
Signature Bank ..................... 663 214,461
Standard Chartered plc ................ 1,928,981 11,729,726
SVB Financial Group
(f)
................ 639 433,395
Taishin Financial Holding Co. Ltd. ......... 1,368,422 936,166
Taiwan Cooperative Financial Holding Co. Ltd. 900,395 827,313
Toronto-Dominion Bank (The) ........... 3,809 292,025
Truist Financial Corp. ................. 14,802 866,657
United Overseas Bank Ltd. ............. 8,400 167,762
US Bancorp ....................... 15,199 853,728
Wells Fargo & Co. ................... 45,787 2,196,860
Zions Bancorp NA ................... 1,913 120,825
309,152,821
Beverages — 0.3%
Ambev SA ........................ 262,232 733,785
Ambev SA, ADR .................... 59,572 166,801
Anheuser-Busch InBev SA/NV ........... 43,381 2,615,439
Arca Continental SAB de CV ............ 88,849 564,194
Brown-Forman Corp., Class B ........... 1,967 143,316
Carlsberg A/S, Class B ................ 16,226 2,801,383
Cia Cervecerias Unidas SA ............. 30,347 248,584
Cia Cervecerias Unidas SA, ADR ......... 17,533 287,716
Coca-Cola Co. (The) ................. 43,737 2,589,668
Coca-Cola Femsa SAB de CV ........... 322,172 1,770,290
Coca-Cola Femsa SAB de CV, ADR ....... 10,054 550,859
Constellation Brands, Inc., Class A ........ 1,814 455,260
Diageo plc ........................ 472,106 25,812,900
Fraser & Neave Holdings Bhd. ........... 800 4,751
Kweichow Moutai Co. Ltd., Class A ........ 44,200 14,239,439
Molson Coors Beverage Co., Class B ...... 2,035 94,322
Monster Beverage Corp.
(f)
.............. 4,059 389,826
PepsiCo, Inc. ...................... 15,583 2,706,923
Pernod Ricard SA ................... 1,738 418,124
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A ........................ 13,700 680,047
Suntory Beverage & Food Ltd. ........... 5,900 213,657
57,487,284
Biotechnology — 0.2%
3SBio, Inc.
(b)(d)(f)
..................... 1,020,000 850,034
AbbVie, Inc. ....................... 243,718 32,999,417
Akeso, Inc.
(b)(d)(f)
..................... 20,000 87,222
Amgen, Inc. ....................... 17,600 3,959,472
Biogen, Inc.
(f)
....................... 1,802 432,336
BioMarin Pharmaceutical, Inc.
(f)
.......... 4,936 436,096
Gilead Sciences, Inc. ................. 14,999 1,089,077
Incyte Corp.
(f)
...................... 2,571 188,711
Legend Biotech Corp., ADR
(f)
............ 1,713 79,843
Moderna, Inc.
(f)
..................... 3,859 980,109
Regeneron Pharmaceuticals, Inc.
(f)
........ 2,376 1,500,491
Vertex Pharmaceuticals, Inc.
(f)
........... 4,791 1,052,104
43,654,912

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Building Products — 0.1%
Allegion plc ........................ 914 $ 121,050
AO Smith Corp. ..................... 2,039 175,048
Assa Abloy AB, Class B ............... 257,142 7,837,940
Carrier Global Corp. .................. 9,440 512,025
Cie de Saint-Gobain .................. 113,682 7,997,145
Fortune Brands Home & Security, Inc. ...... 1,909 204,072
Johnson Controls International plc ........ 8,481 689,590
Kingspan Group plc .................. 3,966 473,085
Lennox International, Inc. .............. 2,266 735,000
Masco Corp. ....................... 8,986 630,997
Trane Technologies plc ................ 2,829 571,543
Xinyi Glass Holdings Ltd. .............. 46,000 115,222
20,062,717
Capital Markets — 0.2%
Ameriprise Financial, Inc. .............. 1,267 382,203
Bank of New York Mellon Corp. (The) ...... 10,200 592,416
Cboe Global Markets, Inc. .............. 1,615 210,596
Charles Schwab Corp. (The) ............ 16,502 1,387,818
CME Group, Inc. .................... 4,277 977,124
FactSet Research Systems, Inc. .......... 2,089 1,015,275
Franklin Resources, Inc. ............... 3,563 119,325
Goldman Sachs Group, Inc. (The) ........ 3,791 1,450,247
IGM Financial, Inc. ................... 3,091 111,476
Intercontinental Exchange, Inc. .......... 200,650 27,442,901
Invesco Ltd. ....................... 4,259 98,042
MarketAxess Holdings, Inc. ............. 426 175,201
Moody's Corp. ...................... 1,931 754,210
Morgan Stanley ..................... 15,944 1,565,063
MSCI, Inc. ........................ 899 550,808
Nasdaq, Inc. ....................... 1,317 276,583
Northern Trust Corp. .................. 2,730 326,535
Raymond James Financial, Inc. .......... 2,190 219,876
S&P Global, Inc. .................... 3,241 1,529,525
State Street Corp. ................... 4,385 407,805
T. Rowe Price Group, Inc. .............. 2,539 499,269
40,092,298
Chemicals — 0.4%
Air Products & Chemicals, Inc. ........... 2,388 726,573
Albemarle Corp. .................... 49,070 11,471,094
Asian Paints Ltd. .................... 59,867 2,720,341
Celanese Corp. ..................... 1,240 208,394
CF Industries Holdings, Inc. ............. 2,345 165,979
Corteva, Inc. ....................... 8,087 382,353
Dow, Inc. ......................... 17,477 991,295
DuPont de Nemours, Inc. .............. 6,219 502,371
Eastman Chemical Co. ................ 1,480 178,947
Ecolab, Inc. ....................... 3,003 704,474
Evonik Industries AG ................. 60,668 1,959,910
FMC Corp. ........................ 1,409 154,835
Givaudan SA (Registered) .............. 303 1,589,722
International Flavors & Fragrances, Inc. ..... 2,676 403,139
Koninklijke DSM NV .................. 35,011 7,884,703
Linde plc ......................... 5,684 1,969,108
Linde plc ......................... 23,660 8,210,202
LyondellBasell Industries NV, Class A ...... 2,789 257,230
Mesaieed Petrochemical Holding Co. ...... 70,782 40,243
Mosaic Co. (The) .................... 3,836 150,716
Nan Ya Plastics Corp. ................. 649,000 1,999,404
Novozymes A/S, Class B ............... 5,814 477,386
Nutrien Ltd. ........................ 7,097 533,446
Petronas Chemicals Group Bhd. .......... 86,000 184,138
PhosAgro PJSC, GDR
(d)
............... 8,271 178,458
PPG Industries, Inc. .................. 2,553 440,239
SABIC Agri-Nutrients Co. .............. 3,614 169,657
Security
Shares
Shares Value
Chemicals (continued)
Saudi Basic Industries Corp. ............ 78,581 $ 2,423,392
Sherwin-Williams Co. (The) ............. 2,643 930,759
Sika AG (Registered) ................. 40,257 16,731,511
Sinopec Shanghai Petrochemical Co. Ltd.,
Class H ........................ 1,810,000 415,761
Sumitomo Chemical Co. Ltd. ............ 334,700 1,578,382
Symrise AG ....................... 3,267 483,172
Yanbu National Petrochemical Co. ........ 19,131 349,294
67,566,628
Commercial Services & Supplies — 0.0%
Cintas Corp. ....................... 1,060 469,760
Copart, Inc.
(f)
....................... 2,243 340,084
Preston Holdings LLC
(c)
................ 24,388 3,170
Republic Services, Inc. ................ 8,729 1,217,259
Rollins, Inc. ........................ 2,571 87,954
Waste Management, Inc. ............... 4,919 820,981
2,939,208
Communications Equipment — 0.1%
Accton Technology Corp. .............. 1,128,300 10,572,402
Arista Networks, Inc.
(f)
................. 10,659 1,532,231
Cisco Systems, Inc. .................. 47,490 3,009,441
F5 Networks, Inc.
(f)
................... 708 173,255
Juniper Networks, Inc. ................ 22,598 806,975
Motorola Solutions, Inc. ............... 4,316 1,172,657
Nokia OYJ
(f)
....................... 95,222 603,107
Telefonaktiebolaget LM Ericsson, Class B ... 62,617 688,977
ZTE Corp., Class A .................. 526,300 2,772,982
ZTE Corp., Class H .................. 232,800 637,875
21,969,902
Construction & Engineering — 0.1%
Mcdermott International Ltd.
(f)
............ 165,884 68,012
Quanta Services, Inc. ................. 1,542 176,806
Vinci SA .......................... 102,459 10,821,193
11,066,011
Construction Materials — 0.1%
Anhui Conch Cement Co. Ltd., Class H ..... 2,353,500 11,771,650
Asia Cement Corp. ................... 294,000 470,056
James Hardie Industries plc, CDI ......... 3,817 153,643
Martin Marietta Materials, Inc. ........... 675 297,351
Siam Cement PCL (The), NVDR .......... 199,500 2,306,440
Vulcan Materials Co. ................. 1,469 304,935
15,304,075
Consumer Finance — 0.2%
American Express Co. ................ 7,550 1,235,180
Capital One Financial Corp. ............. 18,340 2,660,950
Cembra Money Bank AG ............... 23,765 1,728,672
Discover Financial Services ............. 3,316 383,197
Kaspi.KZ JSC, GDR
(d)
................. 114,498 13,281,768
Synchrony Financial .................. 288,226 13,370,804
32,660,571
Containers & Packaging — 0.0%
Amcor plc ......................... 19,795 237,738
Avery Dennison Corp. ................. 915 198,162
Ball Corp. ......................... 3,696 355,814
International Paper Co. ................ 4,450 209,061
Packaging Corp. of America ............ 1,096 149,220
Sealed Air Corp. .................... 1,662 112,135
WestRock Co. ...................... 2,753 122,123
1,384,253

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Distributors — 0.0%
Genuine Parts Co. ................... 34,272 $ 4,804,935
LKQ Corp. ........................ 3,039 182,431
Pool Corp. ........................ 658 372,428
5,359,794
Diversified Financial Services — 0.0%
Berkshire Hathaway, Inc., Class B
(f)
........ 20,004 5,981,196
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 348,713 8,578,340
BCE, Inc. ......................... 33,011 1,717,423
Cellnex Telecom SA
(b)(d)
................ 711,465 41,213,473
China Tower Corp. Ltd., Class H
(b)(d)
....... 13,816,000 1,524,416
Chunghwa Telecom Co. Ltd. ............ 570,000 2,399,469
Emirates Telecommunications Group Co. PJSC 174,994 1,512,012
Hellenic Telecommunications Organization SA 850,927 15,720,148
HKT Trust & HKT Ltd.
(g)
................ 2,613,000 3,511,014
KT Corp. ......................... 75,431 1,934,968
KT Corp., ADR ..................... 42,217 530,668
LG Uplus Corp. ..................... 26,195 298,894
Liberty Global plc, Class A
(f)
............. 10,811 299,897
Lumen Technologies, Inc. .............. 10,677 133,996
Nippon Telegraph & Telephone Corp. ...... 5,000 136,741
Ooredoo QPSC ..................... 121,899 233,036
Saudi Telecom Co. ................... 27,164 812,511
Singapore Telecommunications Ltd. ....... 199,300 343,091
Telefonica Brasil SA .................. 36,808 319,532
Telefonica Deutschland Holding AG ....... 83,528 231,689
Telekom Malaysia Bhd. ................ 386,300 509,604
TELUS Corp. ...................... 1,023,091 24,094,139
Turk Telekomunikasyon A/S ............. 726,564 528,900
United Internet AG (Registered) .......... 4,746 188,161
Verizon Communications, Inc. ........... 46,383 2,410,061
109,182,183
Electric Utilities — 1.1%
Alliant Energy Corp. .................. 2,673 164,309
American Electric Power Co., Inc. ......... 180,531 16,061,843
CEZ A/S .......................... 1,832 69,341
CK Infrastructure Holdings Ltd. ........... 91,500 582,966
CLP Holdings Ltd. ................... 575,500 5,815,296
Duke Energy Corp. .................. 151,257 15,866,859
Edison International .................. 53,692 3,664,479
EDP - Energias de Portugal SA .......... 6,949,161 38,173,874
Electricite de France SA ............... 21,562 253,597
Emera, Inc. ........................ 12,898 644,620
Enel Americas SA ................... 7,138,528 780,039
Enel Americas SA, ADR ............... 112,711 613,148
Enel Chile SA ...................... 4,911,527 172,116
Enel SpA ......................... 2,573,955 20,581,569
Energisa SA ....................... 104,149 828,227
Enerjisa Enerji A/S
(b)(d)
................. 179,403 174,670
Entergy Corp. ...................... 2,526 284,554
Evergy, Inc. ........................ 25,192 1,728,423
Eversource Energy .................. 122,090 11,107,748
Exelon Corp. ....................... 10,675 616,588
FirstEnergy Corp. ................... 178,269 7,414,208
Hydro One Ltd.
(b)(d)
................... 30,163 784,746
Manila Electric Co. ................... 17,180 99,414
NextEra Energy, Inc. ................. 322,364 30,095,903
NRG Energy, Inc. .................... 2,472 106,494
Pinnacle West Capital Corp. ............ 1,214 85,696
Power Assets Holdings Ltd. ............. 312,000 1,944,799
PPL Corp. ........................ 9,612 288,937
Southern Co. (The) .................. 260,764 17,883,195
Tenaga Nasional Bhd. ................ 492,900 1,104,879
Security
Shares
Shares Value
Electric Utilities (continued)
Xcel Energy, Inc. .................... 228,834 $ 15,492,062
193,484,599
Electrical Equipment — 0.2%
ABB Ltd. (Registered) ................. 20,592 784,819
AMETEK, Inc. ...................... 4,261 626,537
Contemporary Amperex Technology Co. Ltd.,
Class A ........................ 7,800 720,286
Eaton Corp. plc ..................... 4,644 802,576
Emerson Electric Co. ................. 7,551 702,016
Generac Holdings, Inc.
(f)
............... 638 224,525
Legrand SA ....................... 14,594 1,709,265
Rockwell Automation, Inc. .............. 1,490 519,787
Schneider Electric SE ................. 128,840 25,329,375
31,419,186
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A .............. 6,424 561,843
CDW Corp. ........................ 1,561 319,662
China Railway Signal & Communication Corp.
Ltd., Class A ..................... 1,246,100 975,725
Chroma ATE, Inc. .................... 21,000 151,445
Corning, Inc. ....................... 8,165 303,983
Inari Amertron Bhd. .................. 500,900 479,827
IPG Photonics Corp.
(f)
................. 383 65,930
Keyence Corp. ..................... 4,200 2,640,784
Keysight Technologies, Inc.
(f)
............ 3,860 797,129
Kingboard Laminates Holdings Ltd. ........ 224,000 380,985
Samsung SDI Co. Ltd. ................ 13,241 7,282,181
Shimadzu Corp. ..................... 10,400 439,275
Synnex Technology International Corp. ..... 465,000 1,111,026
TE Connectivity Ltd. .................. 95,363 15,385,866
Teledyne Technologies, Inc.
(f)
............ 736 321,551
Trimble, Inc.
(f)
...................... 2,705 235,849
Venture Corp. Ltd. ................... 146,400 1,989,407
WPG Holdings Ltd. .................. 715,000 1,358,451
Zebra Technologies Corp., Class A
(f)
....... 582 346,406
35,147,325
Energy Equipment & Services — 0.1%
Baker Hughes Co. ................... 354,801 8,536,512
Halliburton Co. ..................... 9,510 217,494
Schlumberger NV ................... 17,343 519,423
9,273,429
Entertainment — 0.1%
Activision Blizzard, Inc. ................ 8,383 557,721
Electronic Arts, Inc. .................. 29,058 3,832,750
G-bits Network Technology Xiamen Co. Ltd.,
Class A ........................ 1,000 66,373
Live Nation Entertainment, Inc.
(f)
.......... 1,554 185,998
NCSoft Corp. ...................... 675 364,587
Netflix, Inc.
(f)
....................... 4,826 2,907,376
NHN Corp.
(f)
....................... 2,690 101,772
Nintendo Co. Ltd. .................... 4,300 2,011,787
Take-Two Interactive Software, Inc.
(f)
....... 5,560 988,123
Universal Music Group NV ............. 138,201 3,898,931
Walt Disney Co. (The)
(f)
................ 19,863 3,076,580
17,991,998
Equity Real Estate Investment Trusts (REITs) — 3.7%
Alexandria Real Estate Equities, Inc. ....... 101,899 22,719,401
American Tower Corp. ................ 127,200 37,206,000
Assura plc ........................ 33,776,114 31,910,926
AvalonBay Communities, Inc. ........... 2,934 741,099
Boston Properties, Inc. ................ 196,839 22,671,916
Community Healthcare Trust, Inc. ......... 167,875 7,935,451

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Covivio .......................... 245,069 $ 20,116,680
Cromwell European REIT
(d)
............. 5,349,720 15,409,360
Crown Castle International Corp. ......... 123,233 25,723,656
Digital Realty Trust, Inc. ............... 230,933 40,845,120
Duke Realty Corp. ................... 4,071 267,220
EPR Properties ..................... 376,402 17,875,331
Equinix, Inc. ....................... 50,875 43,032,110
Equity Residential ................... 3,682 333,221
ESR Kendall Square REIT Co. Ltd. ........ 4,285,024 22,800,847
Essex Property Trust, Inc. .............. 1,553 547,013
Extra Space Storage, Inc. .............. 4,983 1,129,796
Federal Realty Investment Trust .......... 991 135,093
Goodman Group .................... 834,101 16,078,818
Healthpeak Properties, Inc. ............. 7,141 257,719
Host Hotels & Resorts, Inc.
(f)
............ 7,887 137,155
Invitation Homes, Inc. ................. 101,073 4,582,650
Iron Mountain, Inc. ................... 3,118 163,165
Kimco Realty Corp. .................. 6,533 161,038
LondonMetric Property plc .............. 3,206,249 12,322,015
Medical Properties Trust, Inc. ............ 1,440,347 34,035,400
Mid-America Apartment Communities, Inc. ... 1,180 270,739
Outfront Media, Inc. .................. 1,118,379 29,994,925
Prologis, Inc. ....................... 228,505 38,471,102
Public Storage ...................... 17,042 6,383,252
Realty Income Corp. .................. 7,484 535,780
Regency Centers Corp. ............... 5,117 385,566
Rexford Industrial Realty, Inc. ........... 274,234 22,243,120
SBA Communications Corp. ............ 37,495 14,586,305
Secure Income REIT plc ............... 2,213,915 12,735,740
Simon Property Group, Inc. ............. 4,031 644,033
SL Green Realty Corp. ................ 219,258 15,720,799
Spirit Realty Capital, Inc. ............... 471,410 22,717,248
Sun Communities, Inc. ................ 114,621 24,066,971
Target Healthcare REIT plc ............. 10,045,996 16,045,354
UDR, Inc. ......................... 442,832 26,565,492
Ventas, Inc. ....................... 4,661 238,270
VICI Properties, Inc. .................. 682,882 20,561,577
Vornado Realty Trust ................. 3,167 132,571
Warehouses De Pauw CVA ............. 435,945 20,922,906
Welltower, Inc. ...................... 334,507 28,690,665
Weyerhaeuser Co. ................... 8,088 333,064
681,383,679
Food & Staples Retailing — 0.4%
Abdullah Al Othaim Markets Co. .......... 5,994 172,744
Alimentation Couche-Tard, Inc. ........... 12,286 514,770
BGF retail Co. Ltd. ................... 3,203 391,372
Clicks Group Ltd. .................... 59,941 1,186,896
Costco Wholesale Corp. ............... 8,889 5,046,285
Empire Co. Ltd., Class A ............... 4,521 137,744
Etablissements Franz Colruyt NV ......... 76,684 3,253,892
George Weston Ltd. .................. 1,874 217,274
J Sainsbury plc ..................... 187,829 702,099
Kesko OYJ, Class B .................. 4,941 164,688
Kroger Co. (The) .................... 7,428 336,191
Lawson, Inc. ....................... 19,900 944,242
Loblaw Cos. Ltd. .................... 1,183 96,926
Sendas Distribuidora SA ............... 2,431,414 5,671,425
Shoprite Holdings Ltd. ................ 95,720 1,254,722
SPAR Group Ltd. (The) ................ 1,936 20,304
Sysco Corp. ....................... 10,621 834,279
Walgreens Boots Alliance, Inc. ........... 8,686 453,062
Wal-Mart de Mexico SAB de CV .......... 6,699,085 24,937,328
Walmart, Inc. ....................... 91,756 13,276,176
Security
Shares
Shares Value
Food & Staples Retailing (continued)
X5 Retail Group NV, GDR
(d)
............. 234,348 $ 6,205,449
65,817,868
Food Products — 0.3%
Almarai Co. JSC .................... 31,688 411,934
Archer-Daniels-Midland Co. ............. 6,022 407,027
Campbell Soup Co. .................. 2,013 87,485
China Mengniu Dairy Co. Ltd.
(f)
........... 2,701,000 15,311,627
CJ CheilJedang Corp. ................. 1,185 386,040
Conagra Brands, Inc. ................. 5,258 179,561
Dali Foods Group Co. Ltd.
(b)(d)
........... 469,500 245,662
General Mills, Inc. ................... 6,633 446,932
Hershey Co. (The) ................... 1,540 297,944
Hormel Foods Corp. .................. 3,127 152,629
Indofood Sukses Makmur Tbk. PT ........ 456,900 202,877
IOI Corp. Bhd. ...................... 158,700 141,990
JM Smucker Co. (The) ................ 11,115 1,509,639
Kellogg Co. ........................ 2,656 171,100
Kraft Heinz Co. (The) ................. 6,978 250,510
Kuala Lumpur Kepong Bhd. ............. 55,200 288,588
Lamb Weston Holdings, Inc. ............ 1,574 99,760
McCormick & Co., Inc. (Non-Voting) ....... 2,650 256,016
Mondelez International, Inc., Class A ....... 15,498 1,027,672
Nestle Malaysia Bhd. ................. 35,300 1,136,890
Nestle SA (Registered) ................ 159,726 22,300,516
PPB Group Bhd. .................... 78,100 320,574
QL Resources Bhd. .................. 83,900 92,036
Thai Union Group PCL, NVDR ........... 244,000 142,494
Tingyi Cayman Islands Holding Corp. ...... 1,084,000 2,229,345
Tyson Foods, Inc., Class A ............. 3,208 279,609
Uni-President China Holdings Ltd. ........ 254,000 246,215
Uni-President Enterprises Corp. .......... 157,000 388,703
Universal Robina Corp. ................ 67,510 169,462
Want Want China Holdings Ltd. .......... 1,548,000 1,420,738
50,601,575
Gas Utilities — 0.2%
Atmos Energy Corp. .................. 52,213 5,470,356
Beijing Enterprises Holdings Ltd. ......... 173,000 596,875
China Resources Gas Group Ltd. ......... 28,000 158,178
ENN Energy Holdings Ltd. .............. 519,000 9,784,041
Kunlun Energy Co. Ltd. ................ 23,022,000 21,602,196
Petronas Gas Bhd. ................... 72,300 312,256
Tokyo Gas Co. Ltd. .................. 224,400 4,028,063
UGI Corp. ......................... 13,299 610,557
42,562,522
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories .................. 26,224 3,690,766
ABIOMED, Inc.
(f)
.................... 490 175,993
Align Technology, Inc.
(f)
................ 6,281 4,127,748
Baxter International, Inc. ............... 5,474 469,888
Becton Dickinson and Co. .............. 3,140 789,647
Boston Scientific Corp.
(f)
............... 15,341 651,686
Coloplast A/S, Class B ................ 4,503 792,867
Cooper Cos., Inc. (The) ............... 488 204,443
Demant A/S
(f)
...................... 1,847 94,578
Dentsply Sirona, Inc. ................. 2,422 135,123
DexCom, Inc.
(f)
..................... 1,053 565,408
Edwards Lifesciences Corp.
(f)
............ 6,807 881,847
Fisher & Paykel Healthcare Corp. Ltd. ...... 32,169 720,701
Hologic, Inc.
(f)
...................... 2,754 210,846
IDEXX Laboratories, Inc.
(f)
.............. 6,102 4,017,923
Intuitive Surgical, Inc.
(f)
................ 3,903 1,402,348
Medtronic plc ...................... 246,865 25,538,184
ResMed, Inc. ...................... 1,555 405,046

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Sonova Holding AG (Registered) ......... 289 $ 112,940
STERIS plc ........................ 1,063 258,745
Straumann Holding AG (Registered) ....... 954 2,017,320
Stryker Corp. ...................... 3,708 991,593
Sysmex Corp. ...................... 1,300 175,476
Teleflex, Inc. ....................... 500 164,240
Terumo Corp. ...................... 3,300 139,394
Zimmer Biomet Holdings, Inc. ........... 2,291 291,049
49,025,799
Health Care Providers & Services — 0.3%
AmerisourceBergen Corp. .............. 1,644 218,471
Anthem, Inc. ....................... 2,666 1,235,798
Bangkok Dusit Medical Services PCL, NVDR . 4,000,400 2,751,495
Cardinal Health, Inc. .................. 4,030 207,505
Centene Corp.
(f)
..................... 6,365 524,476
Cigna Corp. ....................... 3,763 864,098
CVS Health Corp. ................... 17,971 1,853,888
DaVita, Inc.
(f)
....................... 836 95,103
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 7,276 312,419
HCA Healthcare, Inc. ................. 2,693 691,886
Henry Schein, Inc.
(f)
.................. 1,594 123,583
Humana, Inc. ...................... 1,399 648,940
IHH Healthcare Bhd. ................. 315,700 556,226
Laboratory Corp. of America Holdings
(f)
..... 1,055 331,491
McKesson Corp. .................... 5,174 1,286,101
Notre Dame Intermedica Participacoes SA ... 819,466 8,846,710
Quest Diagnostics, Inc. ................ 1,455 251,730
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H ........................ 284,900 540,610
Sinopharm Group Co. Ltd., Class H ....... 598,400 1,302,389
UnitedHealth Group, Inc. ............... 67,672 33,980,818
Universal Health Services, Inc., Class B .... 790 102,431
56,726,168
Health Care Technology — 0.0%
Cerner Corp. ....................... 53,025 4,924,432
Hotels, Restaurants & Leisure — 0.2%
Aristocrat Leisure Ltd. ................. 7,976 253,019
Booking Holdings, Inc.
(f)
............... 453 1,086,851
Caesars Entertainment, Inc.
(f)
............ 2,248 210,256
Carnival Corp.
(f)
..................... 11,173 224,801
Chipotle Mexican Grill, Inc.
(f)
............ 306 534,965
Darden Restaurants, Inc. .............. 1,438 216,620
Domino's Pizza, Inc. .................. 381 215,010
Expedia Group, Inc.
(f)
................. 1,431 258,610
Genting Malaysia Bhd. ................ 803,000 554,711
Hilton Worldwide Holdings, Inc.
(f)
......... 2,936 457,987
Las Vegas Sands Corp.
(f)
............... 4,536 170,735
Marriott International, Inc., Class A
(f)
....... 3,129 517,036
McDonald's Corp. ................... 8,175 2,191,472
MGM Resorts International ............. 5,491 246,436
NEW Top YK
(c)(f)
..................... 12,874 —
Norwegian Cruise Line Holdings Ltd.
(f)
...... 5,438 112,784
OPAP SA ......................... 7,267 102,926
Penn National Gaming, Inc.
(f)
............ 1,604 83,168
Royal Caribbean Cruises Ltd.
(f)
........... 3,244 249,464
Seera Group Holding
(f)
................ 253,421 1,162,229
SJM Holdings Ltd. ................... 14,068,000 9,477,919
Starbucks Corp. ..................... 12,945 1,514,177
Wynn Resorts Ltd.
(f)
.................. 1,809 153,837
Yum China Holdings, Inc. .............. 5,900 289,787
Yum China Holdings, Inc. .............. 258,762 12,896,698
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ................... 3,183 $ 441,991
33,623,489
Household Durables — 0.2%
Arcelik A/S ........................ 21,665 79,264
DR Horton, Inc. ..................... 3,741 405,711
Electrolux AB, Class B ................ 39,548 957,840
Garmin Ltd. ........................ 1,572 214,059
Haier Smart Home Co. Ltd., Class A ....... 2,918,008 13,722,712
Haier Smart Home Co. Ltd., Class H ....... 1,557,000 6,585,066
Hangzhou Robam Appliances Co. Ltd., Class A 55,600 315,091
JS Global Lifestyle Co. Ltd.
(b)(d)
........... 2,175,500 3,663,371
Lennar Corp., Class A ................. 3,032 352,197
Mohawk Industries, Inc.
(f)
............... 647 117,870
Newell Brands, Inc. .................. 4,118 89,937
Nien Made Enterprise Co. Ltd. ........... 29,000 431,804
NVR, Inc.
(f)
........................ 39 230,446
Persimmon plc ..................... 233,102 9,034,813
PulteGroup, Inc. .................... 2,992 171,023
Taylor Wimpey plc ................... 3,698,436 8,817,553
Whirlpool Corp. ..................... 682 160,038
45,348,795
Household Products — 0.2%
Church & Dwight Co., Inc. .............. 2,770 283,925
Clorox Co. (The) .................... 1,360 237,129
Colgate-Palmolive Co. ................ 18,285 1,560,442
Kimberly-Clark Corp. ................. 3,623 517,799
Procter & Gamble Co. (The) ............ 33,307 5,448,359
Reckitt Benckiser Group plc ............. 219,063 18,857,743
Unicharm Corp. ..................... 5,300 230,588
27,135,985
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) .................... 7,188 174,668
CGN Power Co. Ltd., Class H
(b)(d)
......... 1,769,000 537,797
China Yangtze Power Co. Ltd., Class A ..... 579,100 2,066,842
Energy Absolute PCL, NVDR ............ 614,300 1,763,083
4,542,390
Industrial Conglomerates — 0.1%
3M Co. ........................... 6,764 1,201,489
CITIC Ltd. ......................... 101,000 99,923
General Electric Co. .................. 12,665 1,196,462
Industries Qatar QSC ................. 111,170 468,948
Roper Technologies, Inc. ............... 1,216 598,102
Siemens AG (Registered) .............. 45,915 7,952,611
Sime Darby Bhd. .................... 456,800 254,574
11,772,109
Insurance — 0.9%
Aflac, Inc. ......................... 8,495 496,023
AIA Group Ltd. ..................... 85,600 863,948
Allianz SE (Registered) ................ 34,579 8,155,763
Allstate Corp. (The) .................. 3,315 390,010
American Financial Group, Inc. .......... 23,808 3,269,315
American International Group, Inc. ........ 9,292 528,343
Aon plc, Class A .................... 2,656 798,287
Arthur J Gallagher & Co. ............... 2,336 396,349
Assurant, Inc. ...................... 110,483 17,219,880
Athene Holding Ltd., Class A
(f)
........... 953 79,414
Baloise Holding AG (Registered) ......... 398 64,959
Brown & Brown, Inc. .................. 2,543 178,722
Bupa Arabia for Cooperative Insurance Co. .. 7,872 275,512
Chubb Ltd. ........................ 5,224 1,009,851
Cincinnati Financial Corp. .............. 1,833 208,834
Direct Line Insurance Group plc .......... 2,362,032 8,925,180

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Insurance (continued)
Everest Re Group Ltd. ................ 644 $ 176,404
Fairfax Financial Holdings Ltd. ........... 581 285,799
Fidelity National Financial, Inc. ........... 47,914 2,500,153
Gjensidige Forsikring ASA .............. 324,842 7,880,968
Globe Life, Inc. ..................... 1,596 149,577
Great-West Lifeco, Inc. ................ 7,517 225,578
Hartford Financial Services Group, Inc. (The) . 13,523 933,628
HDFC Life Insurance Co. Ltd.
(b)(d)
......... 246,449 2,148,085
Lincoln National Corp. ................ 2,982 203,551
Loews Corp. ....................... 3,158 182,406
Marsh & McLennan Cos., Inc. ........... 5,899 1,025,364
MetLife, Inc. ....................... 9,150 571,784
MS&AD Insurance Group Holdings, Inc. .... 31,500 969,957
New China Life Insurance Co. Ltd., Class H .. 307,300 822,216
People's Insurance Co. Group of China Ltd.
(The), Class A .................... 2,208,531 1,632,896
People's Insurance Co. Group of China Ltd.
(The), Class H .................... 3,936,000 1,191,909
Phoenix Group Holdings plc ............ 1,226,332 10,855,519
PICC Property & Casualty Co. Ltd., Class H .. 176,000 143,870
Powszechny Zaklad Ubezpieczen SA ...... 238,917 2,086,330
Principal Financial Group, Inc. ........... 3,945 285,342
Progressive Corp. (The) ............... 128,409 13,181,184
Prudential Financial, Inc. ............... 5,027 544,122
Prudential plc ...................... 1,500,134 25,941,607
Qatar Insurance Co. SAQ
(f)
............. 72,642 54,401
Sanlam Ltd. ....................... 2,202,431 8,204,349
Seguridade Participacoes SA ............ 3,666,837 13,573,258
Travelers Cos., Inc. (The) .............. 8,415 1,316,358
Tryg A/S .......................... 378,629 9,343,666
Willis Towers Watson plc ............... 1,602 380,459
WR Berkley Corp. ................... 8,803 725,279
Zurich Insurance Group AG ............. 36,265 15,886,935
166,283,344
Interactive Media & Services — 0.5%
Alphabet, Inc., Class A
(f)
............... 3,381 9,794,892
Alphabet, Inc., Class C
(f)
............... 3,758 10,874,111
Auto Trader Group plc
(b)(d)
.............. 799,843 8,010,329
Facebook, Inc., Class A
(f)
............... 25,847 8,693,638
Kakao Corp. ....................... 61,420 5,800,032
Match Group, Inc.
(f)
.................. 3,011 398,205
NAVER Corp. ...................... 8,188 2,599,047
REA Group Ltd. ..................... 5,350 652,388
Tencent Holdings Ltd. ................. 541,000 31,567,956
Tencent Holdings Ltd., ADR ............. 195,956 11,424,235
Twitter, Inc.
(f)
....................... 8,598 371,605
90,186,438
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
(f)
.................. 6,420 21,406,464
eBay, Inc. ......................... 7,035 467,827
Etsy, Inc.
(f)
........................ 1,381 302,356
ZOZO, Inc. ........................ 3,500 109,131
22,285,778
IT Services — 0.9%
Accenture plc, Class A ................ 9,346 3,874,384
Akamai Technologies, Inc.
(f)
............. 1,783 208,682
Amadeus IT Group SA
(f)
............... 105,838 7,161,449
Arabian Internet & Communications Services
Co.
(f)
.......................... 10,428 522,733
Automatic Data Processing, Inc. .......... 7,024 1,731,978
Broadridge Financial Solutions, Inc. ....... 1,277 233,461
CGI, Inc., Class A
(f)
................... 6,132 542,207
Cognizant Technology Solutions Corp., Class A 6,512 577,745
Security
Shares
Shares Value
IT Services (continued)
DXC Technology Co.
(f)
................ 4,096 $ 131,850
EPAM Systems, Inc.
(f)
................. 617 412,434
Fidelity National Information Services, Inc. ... 204,235 22,292,250
Fiserv, Inc.
(f)
....................... 6,512 675,880
FleetCor Technologies, Inc.
(f)
............ 1,042 233,241
Gartner, Inc.
(f)
...................... 1,944 649,918
GDS Holdings Ltd., Class A
(f)
............ 5,135,548 29,751,322
GDS Holdings Ltd., ADR
(f)
.............. 50,043 2,360,028
Global Payments, Inc. ................ 3,444 465,560
HCL Technologies Ltd. ................ 51,577 912,393
Infosys Ltd. ........................ 279,433 7,076,847
Infosys Ltd., ADR .................... 422,633 10,696,841
International Business Machines Corp. ..... 10,396 1,389,529
Jack Henry & Associates, Inc. ........... 1,073 179,180
Mastercard, Inc., Class A ............... 9,752 3,504,089
Paychex, Inc. ...................... 123,427 16,847,786
PayPal Holdings, Inc.
(f)
................ 12,817 2,417,030
SUNeVision Holdings Ltd. .............. 8,421,000 7,981,846
Tata Consultancy Services Ltd. .......... 57,120 2,864,885
Tech Mahindra Ltd. .................. 76,563 1,837,115
VeriSign, Inc.
(f)
...................... 3,324 843,698
Visa, Inc., Class A ................... 126,408 27,393,878
Wipro Ltd. ......................... 251,995 2,414,707
Wipro Ltd., ADR ..................... 112,112 1,094,213
159,279,159
Leisure Products — 0.1%
Hasbro, Inc. ....................... 221,547 22,549,054
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc. .............. 29,217 4,664,494
Bio-Rad Laboratories, Inc., Class A
(f)
....... 205 154,892
Bio-Techne Corp. .................... 423 218,835
Charles River Laboratories International, Inc.
(f)
539 203,084
Danaher Corp. ..................... 9,849 3,240,420
Illumina, Inc.
(f)
...................... 1,720 654,357
IQVIA Holdings, Inc.
(f)
................. 2,093 590,519
Lonza Group AG (Registered) ........... 20,409 16,992,296
Mettler-Toledo International, Inc.
(f)
......... 573 972,501
PerkinElmer, Inc. .................... 1,434 288,320
Pharmaron Beijing Co. Ltd., Class A ....... 12,100 268,874
Thermo Fisher Scientific, Inc. ............ 5,005 3,339,536
Waters Corp.
(f)
...................... 617 229,894
West Pharmaceutical Services, Inc. ....... 932 437,117
WuXi AppTec Co. Ltd., Class A ........... 258,300 4,819,501
WuXi AppTec Co. Ltd., Class H
(b)(d)
........ 382,040 6,601,001
43,675,641
Machinery — 0.5%
Alfa Laval AB ...................... 182,172 7,317,764
Atlas Copco AB, Class A ............... 34,397 2,376,862
Caterpillar, Inc. ..................... 6,032 1,247,056
Cummins, Inc. ...................... 1,769 385,890
Deere & Co. ....................... 3,101 1,063,302
Dover Corp. ....................... 2,264 411,142
Epiroc AB, Class A ................... 83,642 2,114,955
Fortive Corp. ....................... 7,337 559,740
GEA Group AG ..................... 4,328 236,393
Han's Laser Technology Industry Group Co.
Ltd., Class A ..................... 2,042,594 17,358,416
IDEX Corp. ........................ 1,078 254,753
Illinois Tool Works, Inc. ................ 3,552 876,633
Ingersoll Rand, Inc. .................. 4,738 293,140
Kone OYJ, Class B .................. 156,923 11,260,599
Otis Worldwide Corp. ................. 251,360 21,885,915
PACCAR, Inc. ...................... 4,303 379,783

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Machinery (continued)
Parker-Hannifin Corp. ................. 1,503 $ 478,134
Pentair plc ........................ 2,398 175,126
Snap-on, Inc. ...................... 29,826 6,423,924
Stanley Black & Decker, Inc. ............ 2,237 421,943
Techtronic Industries Co. Ltd. ............ 18,500 368,796
Volvo AB, Class B ................... 695,010 16,073,154
Wartsila OYJ Abp .................... 17,354 243,403
Westinghouse Air Brake Technologies Corp. .. 3,190 293,831
Xylem, Inc. ........................ 2,292 274,857
92,775,511
Marine — 0.0%
MISC Bhd. ........................ 174,800 295,525
Projector SA
(c)
...................... 24,388 —
295,525
Media — 0.2%
Charter Communications, Inc., Class A
(f)
.... 7,825 5,101,665
Comcast Corp., Class A ............... 422,838 21,281,437
Discovery, Inc., Class A
(f)(h)
.............. 1,753 41,266
Discovery, Inc., Class C
(f)
.............. 3,190 73,051
DISH Network Corp., Class A
(f)
........... 2,539 82,365
Eutelsat Communications SA ............ 230,405 2,811,993
Focus Media Information Technology Co. Ltd.,
Class A ........................ 180,000 232,217
Fox Corp., Class A ................... 5,954 219,702
Fox Corp., Class B ................... 1,673 57,334
Interpublic Group of Cos., Inc. (The) ....... 4,184 156,691
News Corp., Class A .................. 4,257 94,974
News Corp., Class B ................. 1,327 29,857
Omnicom Group, Inc. ................. 2,285 167,422
Sirius XM Holdings, Inc.
(h)
.............. 716,070 4,547,044
Telenet Group Holding NV .............. 14,284 521,285
ViacomCBS, Inc. .................... 6,085 183,645
35,601,948
Metals & Mining — 0.2%
Aclara Resources, Inc.
(f)
............... 14,710 16,746
Agnico Eagle Mines Ltd. ............... 56,084 2,978,998
Alrosa PJSC ....................... 607,124 988,571
AngloGold Ashanti Ltd. ................ 2,947 62,051
Barrick Gold Corp. ................... 32,523 618,347
China Molybdenum Co. Ltd., Class H ...... 22,599,000 11,937,758
Evolution Mining Ltd. ................. 23,614 70,058
Franco-Nevada Corp. ................. 3,329 460,394
Freeport-McMoRan, Inc. ............... 15,778 658,416
Ganfeng Lithium Co. Ltd., Class A ........ 21,800 490,908
Gold Fields Ltd. ..................... 5,597 61,926
Hochschild Mining plc ................. 107,064 189,360
Kirkland Lake Gold Ltd. ................ 13,921 583,385
Newmont Corp. ..................... 8,672 537,837
Novolipetsk Steel PJSC ............... 2,475,652 7,159,701
Novolipetsk Steel PJSC, GDR
(d)
.......... 40,789 1,203,184
Nucor Corp. ....................... 3,474 396,557
POSCO .......................... 180 41,740
South32 Ltd. ....................... 117,343 343,179
Wheaton Precious Metals Corp. .......... 102,616 4,403,333
Zhongjin Gold Corp. Ltd., Class A ......... 394,800 511,928
Zijin Mining Group Co. Ltd., Class A ....... 1,284,100 1,964,779
35,679,156
Multiline Retail — 0.1%
Dollar General Corp. ................. 2,572 606,555
Dollar Tree, Inc.
(f)
.................... 2,556 359,169
Fix Price Group Ltd., GDR
(d)
............. 1,341,077 10,125,131
Target Corp. ....................... 5,441 1,259,265
Security
Shares
Shares Value
Multiline Retail (continued)
Trent Ltd. ......................... 26,815 $ 382,874
12,732,994
Multi-Utilities — 0.6%
Ameren Corp. ...................... 95,162 8,470,370
Canadian Utilities Ltd., Class A ........... 5,195 150,681
CenterPoint Energy, Inc. ............... 281,468 7,855,772
CMS Energy Corp. ................... 119,789 7,792,274
Consolidated Edison, Inc. .............. 30,758 2,624,273
Dominion Energy, Inc. ................. 274,378 21,555,136
DTE Energy Co. .................... 30,600 3,657,924
Engie SA ......................... 8,999 133,234
National Grid plc .................... 904,507 13,042,350
NiSource, Inc. ...................... 299,925 8,280,929
Public Service Enterprise Group, Inc. ...... 174,626 11,652,793
Qatar Electricity & Water Co. QSC ........ 31,180 140,951
Sempra Energy ..................... 98,758 13,063,708
WEC Energy Group, Inc. ............... 104,202 10,114,888
108,535,283
Oil, Gas & Consumable Fuels — 0.9%
APA Corp. ........................ 4,063 109,254
California Resources Corp. ............. 3,020 128,984
Cheniere Energy, Inc. ................. 86,595 8,782,465
Chesapeake Energy Corp. ............. 139,612 9,007,766
Chevron Corp. ...................... 21,166 2,483,830
China Petroleum & Chemical Corp., Class H . 31,176,000 14,522,444
ConocoPhillips ..................... 14,761 1,065,449
Coterra Energy, Inc. .................. 159,674 3,033,806
Devon Energy Corp. .................. 6,390 281,479
Diamondback Energy, Inc. .............. 1,867 201,356
Enbridge, Inc. ...................... 449,345 17,551,790
Energy Transfer LP .................. 183,828 1,512,904
Enterprise Products Partners LP .......... 87,274 1,916,537
EOG Resources, Inc. ................. 65,111 5,783,810
Equinor ASA ....................... 138,706 3,672,839
Equitrans Midstream Corp. ............. 40,122 414,861
Exxon Mobil Corp. ................... 46,289 2,832,424
Gazprom PJSC ..................... 1,323,859 6,061,817
Gazprom PJSC, ADR ................. 658,513 6,080,808
Gibson Energy, Inc. .................. 32,273 572,007
Hess Corp. ........................ 3,023 223,793
Keyera Corp. ...................... 3,042 68,610
Kinder Morgan, Inc. .................. 259,593 4,117,145
LUKOIL PJSC ...................... 49,669 4,422,683
LUKOIL PJSC, ADR .................. 209,638 18,783,756
Lundin Energy AB ................... 16,872 603,727
Magellan Midstream Partners LP ......... 37,188 1,727,011
Marathon Oil Corp. ................... 8,688 142,657
Marathon Petroleum Corp. ............. 7,038 450,362
Occidental Petroleum Corp. ............. 9,050 262,359
ONEOK, Inc. ....................... 9,731 571,793
Pembina Pipeline Corp. ............... 9,636 292,291
PetroChina Co. Ltd., Class H ............ 262,000 116,039
Petroleo Brasileiro SA, ADR ............ 495,722 5,443,027
Petronas Dagangan Bhd. .............. 23,100 114,146
Petronet LNG Ltd. ................... 3,622,355 10,518,757
Phillips 66 ......................... 4,686 339,548
Phillips 66 Partners LP ................ 17,083 616,184
Pioneer Natural Resources Co. .......... 2,520 458,338
Plains All American Pipeline LP .......... 190,864 1,782,670
Plains GP Holdings LP, Class A
(f)
......... 388,794 3,942,371
Qatar Fuel QSC ..................... 37,378 186,071
Qatar Gas Transport Co. Ltd. ............ 497,810 446,761
Saudi Arabian Oil Co.
(b)(d)
............... 278,030 2,649,963
Targa Resources Corp. ................ 126,678 6,617,659

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
TC Energy Corp. .................... 5,246 $ 244,149
Valero Energy Corp. .................. 4,312 323,874
Williams Cos., Inc. (The) ............... 354,991 9,243,966
160,726,340
Personal Products — 0.3%
Dabur India Ltd. ..................... 205,281 1,599,612
Estee Lauder Cos., Inc. (The), Class A ..... 41,990 15,544,698
Kao Corp. ......................... 36,400 1,906,426
L'Oreal SA ........................ 17,844 8,508,249
Marico Ltd. ........................ 118,826 818,120
Unilever plc ........................ 436,578 23,420,872
51,797,977
Pharmaceuticals — 1.1%
Alkem Laboratories Ltd. ............... 7,956 387,539
AstraZeneca plc .................... 310,528 36,260,183
Bristol-Myers Squibb Co. ............... 117,972 7,355,554
Catalent, Inc.
(f)
...................... 1,794 229,686
China Medical System Holdings Ltd. ....... 90,000 150,445
CSPC Pharmaceutical Group Ltd. ......... 394,000 429,022
Dr. Reddy's Laboratories Ltd. ............ 3,217 211,983
Eli Lilly & Co. ...................... 8,713 2,406,705
Johnson & Johnson .................. 106,537 18,225,285
Merck & Co., Inc. .................... 150,917 11,566,279
Merck KGaA ....................... 2,413 620,762
Novartis AG (Registered) .............. 30,278 2,660,589
Novo Nordisk A/S, Class B ............. 460,302 51,703,825
Organon & Co. ..................... 2,734 83,250
Pfizer, Inc. ........................ 236,322 13,954,814
Roche Holding AG ................... 14,452 6,018,904
Sanofi ........................... 440,540 44,205,558
Sino Biopharmaceutical Ltd. ............ 3,447,000 2,419,083
Takeda Pharmaceutical Co. Ltd. .......... 64,000 1,747,732
Tonghua Dongbao Pharmaceutical Co. Ltd.,
Class A ........................ 217,242 374,654
Viatris, Inc. ........................ 16,245 219,795
Zoetis, Inc. ........................ 5,877 1,434,164
202,665,811
Professional Services — 0.3%
51job, Inc., ADR
(f)
.................... 10,055 491,991
Equifax, Inc. ....................... 1,403 410,784
Experian plc ....................... 167,643 8,257,405
IHS Markit Ltd. ..................... 4,438 589,899
Nielsen Holdings plc .................. 4,345 89,116
NMG, Inc.
(f)
........................ 3,714 543,730
Randstad NV ...................... 4,130 281,737
Recruit Holdings Co. Ltd. .............. 24,400 1,484,880
RELX plc ......................... 1,186,551 38,583,954
Robert Half International, Inc. ............ 9,305 1,037,694
SGS SA (Registered) ................. 93 310,034
Teleperformance .................... 17,812 7,963,327
Verisk Analytics, Inc. .................. 1,971 450,827
Wolters Kluwer NV ................... 5,755 677,369
61,172,747
Real Estate Management & Development — 0.9%
Aldar Properties PJSC ................ 79,017 85,803
Aroundtown SA ..................... 3,636,145 21,934,578
Barwa Real Estate Co. ................ 234,595 195,491
Capitaland Investment Ltd.
(f)
............ 7,774,200 19,656,475
CBRE Group, Inc., Class A
(f)
............ 3,551 385,319
China Vanke Co. Ltd., Class H ........... 75,000 174,642
Daito Trust Construction Co. Ltd. ......... 6,300 722,743
ESR Cayman Ltd.
(b)(d)(f)
................ 7,927,800 26,816,658
Hang Lung Properties Ltd. .............. 3,071,000 6,317,220
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Hulic Co. Ltd. ...................... 1,392,800 $ 13,244,820
LEG Immobilien SE .................. 52,851 7,368,639
Longfor Group Holdings Ltd. ............ 2,647,500 12,487,594
Shimao Group Holdings Ltd. ............ 15,347,000 10,047,410
VGP NV .......................... 28,920 8,439,824
Vonovia SE ........................ 626,217 34,505,927
162,383,143
Road & Rail — 0.2%
BTS Group Holdings PCL, NVDR ......... 2,933,000 819,810
Canadian Pacific Railway Ltd. ........... 133,030 9,568,291
CSX Corp. ........................ 372,696 14,013,370
JB Hunt Transport Services, Inc. ......... 925 189,070
Norfolk Southern Corp. ................ 2,909 866,038
Old Dominion Freight Line, Inc. .......... 2,008 719,627
Seibu Holdings, Inc.
(f)
................. 251,900 2,355,511
Union Pacific Corp. .................. 37,840 9,533,031
West Japan Railway Co. ............... 91,600 3,830,979
41,895,727
Semiconductors & Semiconductor Equipment — 1.1%
Advanced Micro Devices, Inc.
(f)
.......... 67,841 9,762,320
Analog Devices, Inc. .................. 6,322 1,111,218
Applied Materials, Inc. ................ 9,996 1,572,971
ASM International NV ................. 9,773 4,313,975
ASML Holding NV ................... 15,382 12,321,302
Broadcom, Inc. ..................... 4,505 2,997,672
Enphase Energy, Inc.
(f)
................ 1,477 270,202
Intel Corp. ........................ 53,755 2,768,382
KLA Corp. ......................... 1,668 717,423
Lam Research Corp. ................. 1,559 1,121,155
MediaTek, Inc. ...................... 255,000 10,941,930
Microchip Technology, Inc. .............. 6,100 531,066
Micron Technology, Inc. ................ 12,380 1,153,197
Monolithic Power Systems, Inc. .......... 458 225,945
Nanya Technology Corp. ............... 972,000 2,737,753
Novatek Microelectronics Corp. .......... 32,000 621,386
NVIDIA Corp. ...................... 53,254 15,662,534
NXP Semiconductors NV .............. 2,896 659,651
Qorvo, Inc.
(f)
....................... 1,209 189,076
QUALCOMM, Inc. ................... 12,346 2,257,713
Skyworks Solutions, Inc. ............... 1,785 276,925
SolarEdge Technologies, Inc.
(f)
........... 575 161,328
Taiwan Semiconductor Manufacturing Co. Ltd. 4,330,000 95,783,925
Teradyne, Inc. ...................... 1,841 301,059
Texas Instruments, Inc. ................ 124,334 23,433,229
Tokyo Electron Ltd. .................. 10,800 6,216,186
United Microelectronics Corp. ........... 61,000 142,909
Xilinx, Inc. ......................... 4,404 933,780
199,186,212
Software — 0.8%
Adobe, Inc.
(f)
....................... 12,847 7,285,020
ANSYS, Inc.
(f)
...................... 930 373,042
Autodesk, Inc.
(f)
..................... 2,389 671,763
Cadence Design Systems, Inc.
(f)
.......... 7,870 1,466,574
Ceridian HCM Holding, Inc.
(f)
............ 1,467 153,243
Check Point Software Technologies Ltd.
(f)
.... 6,988 814,521
Citrix Systems, Inc. .................. 1,355 128,169
Constellation Software, Inc. ............. 1,061 1,968,539
Fortinet, Inc.
(f)
...................... 9,483 3,408,190
Intuit, Inc. ......................... 42,307 27,212,709
Microsoft Corp. ..................... 251,625 84,626,520
Nemetschek SE ..................... 907 115,973
NortonLifeLock, Inc. .................. 7,223 187,653
Oracle Corp. ....................... 17,994 1,569,257

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Software (continued)
Paycom Software, Inc.
(f)
............... 531 $ 220,466
PTC, Inc.
(f)
........................ 1,139 137,990
salesforce.com, Inc.
(f)
................. 10,662 2,709,534
SAP SE .......................... 4,558 641,491
ServiceNow, Inc.
(f)
................... 14,403 9,349,131
Synopsys, Inc.
(f)
..................... 1,691 623,133
Trend Micro, Inc. .................... 3,600 199,858
Tyler Technologies, Inc.
(f)
............... 439 236,160
WiseTech Global Ltd. ................. 5,656 239,879
144,338,815
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 637,763 741,413
Advance Auto Parts, Inc. ............... 3,069 736,192
AutoZone, Inc.
(f)
..................... 1,532 3,211,670
Bath & Body Works, Inc. ............... 2,497 174,266
Best Buy Co., Inc. ................... 2,504 254,406
CarMax, Inc.
(f)
...................... 1,761 229,335
China Meidong Auto Holdings Ltd. ........ 12,000 61,846
China Yongda Automobiles Services Holdings
Ltd. ........................... 542,500 726,943
Foschini Group Ltd. (The)
(f)
............. 6,147 47,795
Gap, Inc. (The) ..................... 2,303 40,648
Home Depot, Inc. (The) ............... 16,216 6,729,802
Home Product Center PCL, NVDR ........ 2,389,900 1,036,798
Hotai Motor Co. Ltd. .................. 21,000 465,332
Industria de Diseno Textil SA ............ 8,288 267,288
Jarir Marketing Co. ................... 9,423 493,103
JUMBO SA ........................ 17,423 249,935
Lowe's Cos., Inc. .................... 12,078 3,121,921
MR DIY Group M Bhd.
(b)(d)
.............. 196,000 169,842
Nitori Holdings Co. Ltd. ................ 2,600 388,886
O'Reilly Automotive, Inc.
(f)
.............. 3,792 2,678,024
Pop Mart International Group Ltd.
(b)(d)(f)
...... 73,000 419,204
Ross Stores, Inc. .................... 3,856 440,664
TJX Cos., Inc. (The) .................. 13,218 1,003,511
Topsports International Holdings Ltd.
(b)(d)
.... 12,263,000 12,420,398
Tractor Supply Co. ................... 1,184 282,502
Truworths International Ltd. ............. 31,871 104,503
Ulta Beauty, Inc.
(f)
.................... 11,773 4,854,479
41,350,706
Technology Hardware, Storage & Peripherals — 0.5%
Advantech Co. Ltd. .................. 90,295 1,290,794
Apple, Inc. ........................ 304,660 54,098,476
Asustek Computer, Inc. ................ 74,000 1,004,585
Canon, Inc. ........................ 66,800 1,629,497
Catcher Technology Co. Ltd. ............ 39,000 220,474
Chicony Electronics Co. Ltd. ............ 89,000 264,516
Compal Electronics, Inc. ............... 1,816,000 1,587,553
FUJIFILM Holdings Corp. .............. 1,400 103,788
Hewlett Packard Enterprise Co. .......... 13,270 209,268
HP, Inc. .......................... 17,263 650,297
Inventec Corp. ...................... 1,475,000 1,328,443
Lenovo Group Ltd. ................... 3,822,000 4,392,571
Lite-On Technology Corp. .............. 897,000 2,065,563
Logitech International SA (Registered) ...... 85,988 7,213,334
Micro-Star International Co. Ltd. .......... 248,000 1,436,407
NetApp, Inc. ....................... 2,287 210,381
Quanta Computer, Inc. ................ 410,000 1,400,243
Samsung Electronics Co. Ltd. ........... 213,521 14,022,985
Seagate Technology Holdings plc ......... 4,932 557,217
Western Digital Corp.
(f)
................ 3,199 208,607
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Wistron Corp. ...................... 357,000 $ 375,702
94,270,701
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd. ............. 11,400 171,209
EssilorLuxottica SA .................. 70,632 15,035,930
Kering SA ......................... 22,078 17,714,336
Li Ning Co. Ltd. ..................... 27,000 296,191
Lululemon Athletica, Inc.
(f)
.............. 530 207,469
LVMH Moet Hennessy Louis Vuitton SE ..... 29,501 24,380,626
NIKE, Inc., Class B .................. 13,918 2,319,713
PVH Corp. ........................ 774 82,547
Ralph Lauren Corp. .................. 459 54,557
Tapestry, Inc. ....................... 3,099 125,819
Under Armour, Inc., Class A
(f)
............ 2,023 42,867
Under Armour, Inc., Class C
(f)
............ 2,090 37,704
VF Corp. ......................... 3,914 286,583
60,755,551
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd. ... 289,621 10,020,628
Tobacco — 0.2%
Altria Group, Inc. .................... 20,424 967,894
British American Tobacco plc ............ 36,780 1,365,705
Eastern Co. SAE .................... 82,901 56,569
ITC Ltd. .......................... 837,107 2,449,287
Japan Tobacco, Inc. .................. 347,800 7,022,760
KT&G Corp. ....................... 31,680 2,104,751
Philip Morris International, Inc. ........... 254,534 24,180,730
Swedish Match AB ................... 146,529 1,163,247
39,310,943
Trading Companies & Distributors — 0.2%
Azelis Group NV
(f)
................... 68,422 1,954,033
BOC Aviation Ltd.
(b)(d)(h)
................ 1,160,200 8,500,276
Fastenal Co. ....................... 6,186 396,275
Ferguson plc ....................... 113,680 20,192,612
ITOCHU Corp. ..................... 24,900 761,788
Mitsubishi Corp. ..................... 17,700 562,030
Toromont Industries Ltd. ............... 1,234 111,562
United Rentals, Inc.
(f)
................. 777 258,189
WW Grainger, Inc. ................... 2,058 1,066,538
33,803,303
Transportation Infrastructure — 0.8%
Aena SME SA
(b)(d)(f)
................... 143,026 22,524,305
Atlantia SpA
(f)
...................... 378,230 7,504,761
Atlas Arteria Ltd.
(g)
................... 2,148,748 10,813,467
Auckland International Airport Ltd.
(f)
........ 909,820 4,789,143
Beijing Capital International Airport Co. Ltd.,
Class H ........................ 4,542,000 2,783,459
Flughafen Zurich AG (Registered)
(f)
........ 45,519 8,174,480
Fraport AG Frankfurt Airport Services
Worldwide
(f)
..................... 114,364 7,657,410
Getlink SE ........................ 492,789 8,161,718
Grupo Aeroportuario del Centro Norte SAB de
CV
(f)
.......................... 14,296 96,072
Grupo Aeroportuario del Centro Norte SAB de
CV, ADR
(f)
....................... 7,561 405,950
Grupo Aeroportuario del Pacifico SAB de CV,
Class B
(f)
....................... 1,114,329 15,389,610
Hamburger Hafen und Logistik AG ........ 151,349 3,542,711
Japan Airport Terminal Co. Ltd.
(f)
.......... 92,100 3,841,240
Jiangsu Expressway Co. Ltd., Class H ..... 11,652,000 11,933,770
Shenzhen International Holdings Ltd. ...... 200,000 207,767
Transurban Group
(g)
.................. 3,318,978 33,336,808

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Transportation Infrastructure (continued)
Westports Holdings Bhd. ............... 127,100 $ 123,561
141,286,232
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 12,057 2,277,085
Beijing Enterprises Water Group Ltd.
(h)
..... 1,008,000 391,655
Guangdong Investment Ltd. ............. 790,000 1,004,221
Severn Trent plc .................... 113,999 4,552,200
8,225,161
Wireless Telecommunication Services — 0.2%
Advanced Info Service PCL, NVDR ........ 12,000 82,547
Axiata Group Bhd. ................... 311,800 311,351
Bharti Airtel Ltd. ..................... 25,901 237,897
China United Network Communications Ltd.,
Class A ........................ 850,500 526,112
DiGi.Com Bhd. ..................... 230,700 241,443
Etihad Etisalat Co. ................... 139,297 1,155,398
Far EasTone Telecommunications Co. Ltd. ... 240,000 559,898
Global Telecom Holding SAE
(c)(f)
.......... 201,938 62,985
KDDI Corp. ........................ 300,200 8,778,967
Maxis Bhd. ........................ 177,700 206,836
Mobile Telecommunications Co. KSCP ..... 252,588 497,410
Mobile Telecommunications Co. Saudi Arabia
(f)
328,098 1,050,191
Mobile TeleSystems PJSC .............. 150,214 596,949
Mobile TeleSystems PJSC, ADR .......... 134,082 1,065,952
MTN Group Ltd.
(f)
.................... 5,472 58,654
SK Telecom Co. Ltd. .................. 21,020 1,021,496
SoftBank Group Corp., ADR ............ 10,475 251,924
Taiwan Mobile Co. Ltd. ................ 235,000 848,709
Tele2 AB, Class B ................... 1,148,558 16,384,951
T-Mobile US, Inc.
(f)
................... 6,327 733,806
Turkcell Iletisim Hizmetleri A/S ........... 112,443 156,905
Vodacom Group Ltd. ................. 112,487 949,496
35,779,877
Total Common Stocks — 24.3%
(Cost: $3,597,288,675) ............................ 4,448,939,486
Par (000)
Par (000)
Corporate Bonds — 30.7%
Aerospace & Defense — 0.6%
Bombardier, Inc.
(b)
7.50%, 12/01/24 .................. USD 1,309 1,363,815
7.50%, 03/15/25 .................. 2,962 3,017,537
7.13%, 06/15/26 .................. 5,880 6,099,971
7.88%, 04/15/27 .................. 1,513 1,569,132
6.00%, 02/15/28 .................. 2,868 2,876,690
7.45%, 05/01/34 .................. 362 443,450
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 2,887 2,872,565
Howmet Aerospace, Inc.
5.13%, 10/01/24 .................. 306 329,715
6.88%, 05/01/25 .................. 500 574,855
5.90%, 02/01/27 .................. 1,156 1,320,730
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
................ 2,960 3,041,400
L3Harris Technologies, Inc.
3.83%, 04/27/25 .................. 355 378,468
4.40%, 06/15/28 .................. 3,360 3,771,313
2.90%, 12/15/29 .................. 60 61,864
1.80%, 01/15/31 .................. 3,565 3,402,531
4.85%, 04/27/35 .................. 500 609,612
5.05%, 04/27/45 .................. 120 157,289
Rolls-Royce plc, 5.75%, 10/15/27
(b)
....... 5,361 5,928,730
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
.. USD 1,090 $ 1,129,512
SSL Robotics LLC, 9.75%, 12/31/23
(b)
..... 356 383,590
TransDigm, Inc.
8.00%, 12/15/25
(b)
................. 16,280 17,174,912
6.25%, 03/15/26
(b)
................. 35,107 36,489,338
6.38%, 06/15/26 .................. 1,416 1,454,904
7.50%, 03/15/27 .................. 2,071 2,164,195
5.50%, 11/15/27 .................. 1,000 1,030,000
4.63%, 01/15/29 .................. 2,004 1,997,347
4.88%, 05/01/29 .................. 2,289 2,298,843
Triumph Group, Inc., 8.88%, 06/01/24
(b)
.... 8,259 9,007,926
110,950,234
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 .................. 781 825,161
4.55%, 04/01/46 .................. 795 952,675
1,777,836
Airlines — 0.4%
Air Canada, 3.88%, 08/15/26
(b)
.......... 2,479 2,528,580
Air France-KLM, 3.88%, 07/01/26
(d)
....... EUR 900 987,576
American Airlines, Inc.
(b)
11.75%, 07/15/25 ................. USD 7,789 9,609,679
5.50%, 04/20/26 .................. 4,898 5,093,062
5.75%, 04/20/29 .................. 12,066 12,894,654
Delta Air Lines, Inc.
7.38%, 01/15/26 .................. 825 971,270
4.75%, 10/20/28
(b)
................. 5,591 6,105,268
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 .................. EUR 200 227,131
2.00%, 07/14/24 .................. 1,000 1,129,961
2.88%, 05/16/27 .................. 600 668,184
3.75%, 02/11/28 .................. 500 572,891
3.50%, 07/14/29 .................. 1,200 1,349,122
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
................ USD 2,941 3,077,021
International Consolidated Airlines Group SA
(d)
0.63%, 11/17/22
(i)
................. EUR 600 669,411
2.75%, 03/25/25 .................. 800 889,295
1.13%, 05/18/28
(i)
................. 1,200 1,248,994
3.75%, 03/25/29 .................. 600 666,432
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
USD 5,594 5,971,595
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
599 661,028
United Airlines Holdings, Inc., 4.88%, 01/15/25 175 180,031
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 . 409 425,384
Series 2020-1, Class A, 5.88%, 10/15/27 . 6,964 7,628,661
United Airlines, Inc.
(b)
4.38%, 04/15/26 .................. 3,948 4,116,718
4.63%, 04/15/29 .................. 4,247 4,379,719
72,051,667
Auto Components — 0.4%
Adient US LLC, 9.00%, 04/15/25
(b)
....... 105 111,563
Allison Transmission, Inc.
(b)
5.88%, 06/01/29 .................. 5,581 6,069,337
3.75%, 01/30/31 .................. 2,967 2,892,825
Aptiv plc, 3.10%, 12/01/51 ............ 800 762,026
Clarios Global LP
6.75%, 05/15/25
(b)
................. 4,587 4,804,883
4.38%, 05/15/26
(d)
................. EUR 1,500 1,749,713
6.25%, 05/15/26
(b)
................. USD 8,698 9,100,282
8.50%, 05/15/27
(b)
................. 16,073 17,037,380
Cooper-Standard Automotive, Inc., 13.00%,
06/01/24
(b)
..................... 1,800 1,944,000

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Auto Components (continued)
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(d)
..................... EUR 650 $ 747,425
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 2,378 2,475,308
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(b)
..................... 845 834,438
Faurecia SE
(d)
2.75%, 02/15/27 .................. EUR 699 810,407
3.75%, 06/15/28 .................. 590 701,102
2.38%, 06/15/29 .................. 370 423,351
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29
(b)
................. USD 1,499 1,610,226
5.25%, 07/15/31
(b)
................. 1,132 1,229,018
5.63%, 04/30/33 .................. 3,352 3,657,870
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(d)
.. EUR 977 1,045,576
Icahn Enterprises LP
6.75%, 02/01/24 .................. USD 1,000 1,002,500
4.75%, 09/15/24 .................. 2,616 2,714,100
6.38%, 12/15/25 .................. 600 610,500
6.25%, 05/15/26 .................. 2,462 2,563,557
5.25%, 05/15/27 .................. 4,023 4,137,374
4.38%, 02/01/29 .................. 3,981 3,881,475
IHO Verwaltungs GmbH
(j)
4.75%, (4.75% Cash or 5.50% PIK),
09/15/26
(b)
.................... 600 612,000
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(a)(d)
................... EUR 906 1,052,111
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.................... USD 200 205,750
JB Poindexter & Co., Inc., 7.13%, 04/15/26
(b)
. 200 209,264
Leather 2 SpA, (EURIBOR 3 Month + 4.50%),
4.50%, 09/30/28
(a)(d)
............... EUR 299 340,837
Patrick Industries, Inc., 4.75%, 05/01/29
(b)
... USD 486 483,570
Tenneco, Inc.
(b)
7.88%, 01/15/29 .................. 1,051 1,135,080
5.13%, 04/15/29 .................. 738 721,395
ZF Europe Finance BV
(d)
2.00%, 02/23/26 .................. EUR 1,200 1,372,348
2.50%, 10/23/27 .................. 500 577,285
ZF Finance GmbH
(d)
2.00%, 05/06/27 .................. 700 796,073
2.75%, 05/25/27 .................. 400 466,565
80,888,514
Automobiles — 0.2%
Ford Motor Co.
4.35%, 12/08/26 .................. USD 1,169 1,275,087
9.63%, 04/22/30 .................. 635 929,481
3.25%, 02/12/32 .................. 6,809 6,972,416
4.75%, 01/15/43 .................. 1,794 1,980,128
5.29%, 12/08/46 .................. 704 827,376
General Motors Co.
6.25%, 10/02/43 .................. 745 1,019,488
5.20%, 04/01/45 .................. 910 1,125,900
5.95%, 04/01/49 .................. 320 438,009
Hyundai Capital America
(b)
1.25%, 09/18/23 .................. 480 479,601
0.80%, 01/08/24 .................. 3,620 3,567,608
1.00%, 09/17/24 .................. 1,865 1,832,769
Jaguar Land Rover Automotive plc
5.63%, 02/01/23
(b)
................. 150 150,277
7.75%, 10/15/25
(b)
................. 770 832,743
6.88%, 11/15/26
(d)
................. EUR 400 515,751
4.50%, 10/01/27
(b)
................. USD 483 468,549
5.88%, 01/15/28
(b)
................. 1,883 1,915,953
4.50%, 07/15/28
(d)
................. EUR 848 982,102
5.50%, 07/15/29
(b)
................. USD 900 900,968
Security
Par (000)
Par (000) Value
Automobiles (continued)
Mclaren Finance plc, 7.50%, 08/01/26
(b)
.... USD 375 $ 378,281
Nissan Motor Acceptance Co. LLC, 2.75%,
03/09/28
(b)
..................... 575 570,872
Nissan Motor Co. Ltd.
(b)
3.04%, 09/15/23 .................. 4,540 4,658,418
4.35%, 09/17/27 .................. 1,595 1,721,878
4.81%, 09/17/30 .................. 340 380,243
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.62%, 02/18/30
(a)(d)
.......... EUR 900 1,026,695
Renault SA
(d)
1.25%, 06/24/25 .................. 100 111,753
2.38%, 05/25/26 .................. 500 572,808
Thor Industries, Inc., 4.00%, 10/15/29
(b)
.... USD 1,283 1,270,170
TML Holdings Pte. Ltd., 4.35%, 06/09/26
(d)
.. 2,339 2,362,390
Volkswagen Group of America Finance LLC
(b)
0.75%, 11/23/22 .................. 1,880 1,879,689
1.25%, 11/24/25 .................. 305 298,319
3.20%, 09/26/26 .................. 305 320,908
Volvo Car AB, 2.50%, 10/07/27
(d)
........ EUR 728 893,473
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
USD 1,802 1,929,473
44,589,576
Banks — 3.8%
ABN AMRO Bank NV, (EUR Swap Annual 5
Year + 4.67%), 4.37%
(a)(d)(k)
........... EUR 900 1,096,375
AIB Group plc
(a)
(EUR Swap Annual 5 Year + 5.70%),
5.25%
(d)(k)
..................... 4,085 4,929,819
(LIBOR USD 3 Month + 1.87%), 4.26%,
04/10/25
(b)
.................... USD 1,500 1,579,528
(EUR Swap Annual 5 Year + 6.63%),
6.25%
(d)(k)
..................... EUR 7,193 9,059,336
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(d)
(k)
.......................... USD 1,062 1,206,697
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(EUR Swap Annual 5 Year + 5.66%),
5.87%
(d)
...................... EUR 200 241,646
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(d)
...................... 2,800 3,414,421
(USD Swap Semi 5 Year + 3.87%), 6.13% USD 20,400 21,547,500
Banco BPM SpA
(a)(d)
(EUR Swap Annual 5 Year + 5.42%), 5.00%,
09/14/30 ..................... EUR 352 427,564
(EUR Swap Annual 5 Year + 3.17%), 2.87%,
06/29/31 ..................... 5,114 5,744,666
Banco Davivienda SA, (US Treasury Yield
Curve Rate T Note Constant Maturity 10 Year
+ 5.10%), 6.65%
(a)(b)(k)
.............. USD 820 828,610
Banco de Sabadell SA
(a)(d)
(EUR Swap Annual 5 Year + 6.20%),
5.75%
(k)
...................... EUR 3,800 4,575,062
(EUR Swap Annual 5 Year + 2.20%), 2.00%,
01/17/30 ..................... 1,000 1,117,153
(EUR Swap Annual 5 Year + 2.95%), 2.50%,
04/15/31 ..................... 3,400 3,834,707
Banco do Brasil SA, 4.75%, 03/20/24
(d)
..... USD 3,165 3,311,975
Banco Espirito Santo SA
(d)(f)(l)
2.63%, 05/08/17 .................. EUR 800 132,066
4.75%, 01/15/18 .................. 1,500 247,624
4.00%, 01/21/19 .................. 5,400 891,445
Banco Mercantil del Norte SA, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.64%), 5.87%
(a)(b)(k)
........... USD 2,965 2,944,616
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
3,990 3,735,139

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Banco Santander SA
(EUR Swap Annual 5 Year + 6.80%),
6.75%
(a)(d)(k)
.................... EUR 5,200 $ 6,046,004
(EUR Swap Annual 5 Year + 5.00%),
5.25%
(a)(d)(k)
.................... 5,400 6,432,241
2.75%, 05/28/25 .................. USD 1,000 1,033,590
(EUR Swap Annual 5 Year + 4.53%),
4.37%
(a)(d)(k)
.................... EUR 7,000 8,198,623
1.85%, 03/25/26 .................. USD 600 597,248
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.72%, 09/14/27
(a)
............... 800 785,442
3.31%, 06/27/29 .................. 600 634,144
Bancolombia SA, 3.00%, 01/29/25 ....... 2,355 2,345,874
Bangkok Bank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
1.90%), 3.73%, 09/25/34
(a)(d)
.......... 4,334 4,418,784
Bank Leumi Le-Israel BM, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.63%), 3.27%, 01/29/31
(a)(b)(d)
....... 5,188 5,191,242
Bank of America Corp.
4.20%, 08/26/24 .................. 2,650 2,840,426
Series L, 3.95%, 04/21/25 ........... 1,610 1,720,931
(SOFR + 0.91%), 0.98%, 09/25/25
(a)
.... 1,990 1,965,836
4.45%, 03/03/26 .................. 2,220 2,444,125
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
.................... 4,860 5,188,851
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 25 25,814
(SOFR + 1.37%), 1.92%, 10/24/31
(a)
.... 265 253,726
Series N, (SOFR + 1.22%), 2.65%,
03/11/32
(a)
.................... 1,090 1,104,004
(SOFR + 1.32%), 2.69%, 04/22/32
(a)
.... 1,625 1,649,093
Series L, 4.75%, 04/21/45 ........... 420 523,372
(LIBOR USD 3 Month + 1.99%), 4.44%,
01/20/48
(a)
.................... 445 552,969
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
.................... 1,200 1,443,392
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
.... 90 88,362
Bank of Communications Co. Ltd., (US
Treasury Yield Curve Rate T Note Constant
Maturity 5 Year + 3.35%), 3.80%
(a)(d)(k)
.... 4,500 4,685,625
Bank of Cyprus PCL, (EUR Swap Annual 5 Year
+ 2.79%), 2.50%, 06/24/27
(a)(d)
........ EUR 1,025 1,114,449
Bank of East Asia Ltd. (The), (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.53%), 5.83%
(a)(d)(k)
........... USD 4,653 4,891,466
Bank of Ireland Group plc
(a)
(EUR Swap Annual 5 Year + 7.92%),
7.50%
(d)(k)
..................... EUR 800 1,048,558
(EUR Swap Annual 5 Year + 6.43%),
6.00%
(d)(k)
..................... 2,700 3,350,606
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
2.03%, 09/30/27
(b)
............... USD 1,795 1,762,809
Barclays plc
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(d)(k)
......................... 4,984 5,040,070
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(k)
.......................... 18,490 19,841,989
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%),
8.00%
(a)(k)
..................... 2,900 3,205,312
3.65%, 03/16/25 .................. 395 417,201
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.58%), 7.13%
(a)(k)
.. GBP 3,252 4,841,919
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
..................... USD 13,075 $ 14,148,457
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 6.02%), 6.37%
(a)(d)(k)
GBP 3,226 4,726,793
5.20%, 05/12/26 .................. USD 1,700 1,896,979
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
..................... 12,535 12,278,032
4.84%, 05/09/28 .................. 240 264,379
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
.................... 1,300 1,474,632
BBVA Bancomer SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.65%), 5.12%, 01/18/33
(a)(d)
.......... 2,621 2,691,112
BNP Paribas SA
(LIBOR USD 6 Month + 0.08%), 0.23%
(a)(k)
450 424,125
(EUR Swap Annual 5 Year + 5.23%),
6.12%
(a)(d)(k)
.................... EUR 1,755 2,048,019
4.25%, 10/15/24 .................. USD 585 630,897
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
................... 1,335 1,421,255
(USD Swap Semi 5 Year + 3.98%), 7.00%
(a)
(b)(k)
......................... 4,429 5,183,923
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(k)
.................... 10,475 10,506,425
Burgan Bank SAK, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.01%), 5.75%
(a)(d)(k)
............... 975 977,316
CaixaBank SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 5.82%), 6.00% EUR 1,800 2,103,094
(EUR Swap Annual 5 Year + 6.22%), 6.37% 3,600 4,416,242
(EUR Swap Annual 5 Year + 6.50%), 6.75% 6,600 8,340,651
(EUR Swap Annual 5 Year + 4.50%), 5.25% 1,800 2,167,135
(EUR Swap Annual 5 Year + 6.35%), 5.87% 1,800 2,333,640
Chong Hing Bank Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.86%), 5.70%
(a)(d)(k)
.............. USD 380 391,352
Citigroup, Inc.
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
.................... 1,000 1,012,006
3.20%, 10/21/26 .................. 800 847,751
4.45%, 09/29/27 .................. 4,225 4,710,960
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
.................... 275 298,146
(LIBOR USD 3 Month + 1.15%), 3.52%,
10/27/28
(a)
.................... 350 375,439
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 425 441,343
(SOFR + 1.15%), 2.67%, 01/29/31
(a)
.... 1,775 1,801,867
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
..... 1,555 1,568,449
(SOFR + 1.17%), 2.56%, 05/01/32
(a)
.... 665 668,448
(SOFR + 1.38%), 2.90%, 11/03/42
(a)
..... 440 435,657
Commerzbank AG, (EUR Swap Annual 5 Year +
6.36%), 6.12%
(a)(d)(k)
............... EUR 12,200 15,122,411
Cooperatieve Rabobank UA, (US Treasury
Yield Curve Rate T Note Constant Maturity 1
Year + 0.73%), 1.98%, 12/15/27
(a)(b)
..... USD 1,925 1,925,519
Credit Agricole SA
(a)(b)(k)
(USD Swap Semi 5 Year + 4.90%), 7.88% 3,600 3,937,500
(USD Swap Semi 5 Year + 6.19%), 8.12% 3,886 4,601,995
Credit Suisse Group Funding Guernsey Ltd.,
3.80%, 09/15/22 ................. 270 275,826

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
Danske Bank A/S
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(b)
............... USD 1,460 $ 1,459,663
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(d)(k)
..................... 24,620 27,026,605
Discover Bank, (USD Swap Semi 5 Year +
1.73%), 4.68%, 08/09/28
(a)
........... 800 836,101
DNB Bank ASA, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.14%),
4.88%
(a)(d)(k)
.................... 2,000 2,075,400
Emirates NBD Bank PJSC, (USD Swap Semi 6
Year + 3.66%), 6.13%
(a)(d)(k)
........... 1,435 1,500,920
Erste Group Bank AG, (EUR Swap Annual 5
Year + 6.20%), 6.50%
(a)(d)(k)
........... EUR 3,600 4,513,583
HDFC Bank Ltd., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
2.93%), 3.70%
(a)(d)(k)
............... USD 3,300 3,287,625
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 0.75%
(a)(k)
.......... 3,590 3,320,750
HSBC Holdings plc
(LIBOR USD 3 Month + 1.06%), 3.26%,
03/13/23
(a)
.................... 2,300 2,310,852
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
.................... 1,160 1,217,272
(USD Swap Rate 5 Year + 4.37%), 6.37%
(a)
(k)
.......................... 4,019 4,337,626
(SOFR + 0.71%), 0.98%, 05/24/25
(a)
.... 1,710 1,689,325
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(k)
..................... 690 685,688
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(k)
..................... 9,830 9,821,940
(SOFR + 1.19%), 2.80%, 05/24/32
(a)
.... 1,195 1,198,707
5.25%, 03/14/44 .................. 340 443,500
Huntington National Bank (The), 1.80%,
02/03/23 ...................... 700 707,025
ING Groep NV
3.55%, 04/09/24 .................. 430 450,743
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(d)(k)
......................... 5,877 6,332,468
(USD Swap Semi 5 Year + 4.45%), 6.50%
(a)
(k)
.......................... 2,010 2,189,393
(SOFR + 1.01%), 1.73%, 04/01/27
(a)
.... 985 978,382
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%),
3.88%
(a)(k)
..................... 17,590 16,732,487
Intesa Sanpaolo SpA
5.02%, 06/26/24
(b)
................. 1,500 1,607,271
(EUR Swap Annual 5 Year + 6.07%),
5.87%
(a)(d)(k)
.................... EUR 2,050 2,543,978
5.71%, 01/15/26
(b)
................. USD 1,000 1,106,036
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(d)(k)
.................... EUR 6,745 9,301,410
(EUR Swap Annual 5 Year + 5.85%),
5.50%
(a)(d)(k)
.................... 1,250 1,551,127
(EUR Swap Annual 5 Year + 5.75%), 5.87%,
03/04/29
(a)(d)
................... 700 873,853
5.15%, 06/10/30
(d)
................. GBP 1,525 2,304,358
(EUR Swap Annual 5 Year + 6.09%),
5.87%
(a)(d)(k)
.................... EUR 1,900 2,465,991
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(b)
.............. USD 3,485 3,515,230
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(b)
.............. USD 940 $ 965,755
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 3,245 3,286,171
JPMorgan Chase & Co.
3.38%, 05/01/23 .................. 1,680 1,731,993
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
.... 350 357,948
4.25%, 10/01/27 .................. 1,420 1,592,892
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 2,585 2,798,347
(LIBOR USD 3 Month + 1.12%), 4.01%,
04/23/29
(a)
.................... 100 110,376
(SOFR + 3.79%), 4.49%, 03/24/31
(a)
.... 290 335,590
(SOFR + 1.25%), 2.58%, 04/22/32
(a)
.... 1,050 1,063,492
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
.................... 2,335 2,650,226
5.50%, 10/15/40 .................. 970 1,319,486
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
..... 140 144,991
5.40%, 01/06/42 .................. 480 652,723
(SOFR + 1.46%), 3.16%, 04/22/42
(a)
.... 165 172,240
5.63%, 08/16/43 .................. 15 20,967
4.95%, 06/01/45 .................. 765 995,509
Series W, (LIBOR USD 3 Month + 1.00%),
1.16%, 05/15/47
(a)
............... 19,006 15,976,444
Kasikornbank PCL, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.94%), 5.28%
(a)(d)(k)
............... 4,210 4,393,661
KBC Group NV, (EUR Swap Annual 5 Year +
4.69%), 4.75%
(a)(d)(k)
............... EUR 7,400 8,950,277
Lloyds Banking Group plc
(LIBOR USD 3 Month + 0.81%), 2.91%,
11/07/23
(a)
.................... USD 1,000 1,016,115
4.50%, 11/04/24 .................. 800 861,866
4.45%, 05/08/25 .................. 500 543,119
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%),
3.87%, 07/09/25
(a)
............... 1,100 1,162,016
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(k)
.......................... 3,975 4,492,600
4.58%, 12/10/25 .................. 2,350 2,563,460
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(k)
..................... 7,290 8,215,101
4.55%, 08/16/28 .................. 265 301,394
Mitsubishi UFJ Financial Group, Inc.
3.76%, 07/26/23 .................. 15 15,643
1.41%, 07/17/25 .................. 1,595 1,586,130
3.20%, 07/18/29 .................. 365 385,576
2.05%, 07/17/30 .................. 1,000 971,248
Nanyang Commercial Bank Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.21%), 5.00%
(a)(d)(k)
........... 2,520 2,553,075
NatWest Group plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24 ................ 590 599,419
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25 ..................... 800 846,598
(U.K. Government Bonds 5 Year Note
Generic Bid Yield + 4.99%), 5.13%
(k)
... GBP 750 1,064,652
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%),
1.64%, 06/14/27 ................ USD 665 655,880
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28 ................ 1,440 1,497,729

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35 ................ USD 1,210 $ 1,193,894
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(d)(k)
.................... 5,594 6,356,183
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(b)(k)
.................... 14,225 16,163,156
1.50%, 09/30/26
(b)
................. 1,700 1,670,650
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%),
3.75%
(a)(b)(k)
.................... 8,215 7,787,820
PNC Financial Services Group, Inc. (The),
2.55%, 01/22/30 ................. 550 565,419
Rizal Commercial Banking Corp., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 6.24%), 6.50%
(a)(d)(k)
........... 3,550 3,613,900
Santander UK Group Holdings plc
(GBP Swap 5 Year + 5.54%), 7.38%
(a)(d)(k)
. GBP 275 380,136
3.57%, 01/10/23 .................. USD 2,745 2,746,162
(GBP Swap 5 Year + 5.79%), 6.75%
(a)(d)(k)
. GBP 5,825 8,485,616
(SOFR + 0.99%), 1.67%, 06/14/27
(a)
.... USD 1,150 1,125,928
Shinhan Financial Group Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.06%), 2.87%
(a)(d)(k)
........... 3,200 3,151,000
Societe Generale SA
(a)
(USD Swap Semi 5 Year + 4.98%), 7.88%
(d)
(k)
.......................... 9,635 10,538,281
(USD Swap Rate 5 Year + 5.87%), 8.00%
(d)
(k)
.......................... 3,783 4,372,808
(USD Swap Rate 5 Year + 5.87%), 8.00%
(b)
(k)
.......................... 16,275 18,812,435
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.93%),
4.75%
(b)(k)
..................... 18,745 19,033,861
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.79%, 06/09/27
(b)
............... 552 540,184
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38%
(b)(k)
..................... 12,900 13,550,160
Standard Chartered plc
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.17%),
1.32%, 10/14/23
(b)
............... 925 925,755
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%),
6.00%
(d)(k)
..................... 1,200 1,279,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%),
1.82%, 11/23/25
(b)
............... 1,475 1,473,184
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%),
4.30%
(b)(k)
..................... 11,150 10,731,875
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/25 .................. 1,675 1,716,296
2.75%, 01/15/30 .................. 950 972,269
TMBThanachart Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.26%), 4.90%
(a)(d)(k)
.............. 2,431 2,448,929
UniCredit SpA
6.57%, 01/14/22
(b)
................. 2,450 2,453,552
3.75%, 04/12/22
(b)
................. 3,150 3,173,817
Security
Par (000)
Par (000) Value
Banks (continued)
(EUR Swap Annual 5 Year + 6.39%),
6.62%
(a)(d)(k)
.................... EUR 6,400 $ 7,705,368
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(d)(k)
......................... USD 24,210 26,449,425
(EUR Swap Annual 5 Year + 4.93%),
5.38%
(a)(d)(k)
.................... EUR 1,000 1,205,387
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(a)(d)(k)
.................... 4,418 5,903,133
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%),
2.57%, 09/22/26
(a)(b)
.............. USD 835 833,382
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%),
1.98%, 06/03/27
(a)(b)
.............. 1,025 998,631
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(a)(d)(k)
.................... EUR 3,600 3,919,286
(EURIBOR Swap Rate 5 Year + 4.74%),
4.87%, 02/20/29
(a)(d)
.............. 1,000 1,221,201
(EUR Swap Annual 5 Year + 2.40%), 2.00%,
09/23/29
(a)(d)
................... 400 458,865
(EUR Swap Annual 5 Year + 2.80%), 2.73%,
01/15/32
(a)(d)
................... 400 464,300
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%),
3.13%, 06/03/32
(a)(b)
.............. USD 206 203,622
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%),
5.46%, 06/30/35
(a)(b)
.............. 1,475 1,607,060
US Bancorp, 3.00%, 07/30/29 .......... 200 211,224
Wells Fargo & Co.
(LIBOR USD 3 Month + 0.50%), 0.62%,
01/15/27
(a)
.................... 2,055 1,992,322
(LIBOR USD 3 Month + 1.31%), 3.58%,
05/22/28
(a)
.................... 715 768,642
5.61%, 01/15/44 .................. 350 473,605
4.65%, 11/04/44 .................. 210 254,236
4.40%, 06/14/46 .................. 425 503,689
4.75%, 12/07/46 .................. 1,000 1,248,052
(SOFR + 4.50%), 5.01%, 04/04/51
(a)
.... 955 1,304,085
Westpac Banking Corp.
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.75%),
2.67%, 11/15/35
(a)
............... 460 448,108
3.13%, 11/18/41 .................. 290 287,417
Woori Bank, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.66%),
4.25%
(a)(d)(k)
.................... 2,203 2,279,830
694,237,479
Beverages — 0.1%
Anadolu Efes Biracilik ve Malt Sanayii A/S,
3.38%, 06/29/28
(b)
................ 922 893,187
Anheuser-Busch Cos. LLC
4.70%, 02/01/36 .................. 345 416,350
4.90%, 02/01/46 .................. 1,545 1,952,779
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 .................. 1,170 1,361,805
4.95%, 01/15/42 .................. 80 100,345
4.60%, 04/15/48 .................. 460 562,506
4.50%, 06/01/50 .................. 710 875,301
4.75%, 04/15/58 .................. 1,601 1,979,421
5.80%, 01/23/59 .................. 195 281,940
Central American Bottling Corp., 5.75%,
01/31/27
(b)
..................... 5,119 5,247,935
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32 1,095 1,031,558

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Beverages (continued)
Embotelladora Andina SA, 3.95%, 01/21/50
(b)
. USD 2,515 $ 2,602,711
17,305,838
Biotechnology — 0.1%
AbbVie, Inc.
3.80%, 03/15/25 .................. 850 904,805
3.60%, 05/14/25 .................. 605 643,371
4.55%, 03/15/35 .................. 150 180,358
4.40%, 11/06/42 .................. 1,405 1,676,456
4.70%, 05/14/45 .................. 630 781,597
4.45%, 05/14/46 .................. 650 786,065
4.88%, 11/14/48 .................. 840 1,085,443
4.25%, 11/21/49 .................. 325 390,706
Amgen, Inc., 3.00%, 01/15/52 .......... 995 965,443
Biogen, Inc., 3.63%, 09/15/22 .......... 600 612,847
Cidron Aida Finco SARL
(d)
5.00%, 04/01/28 .................. EUR 1,282 1,465,031
6.25%, 04/01/28 .................. GBP 663 886,186
Gilead Sciences, Inc.
4.50%, 02/01/45 .................. USD 900 1,097,176
4.75%, 03/01/46 .................. 375 475,171
4.15%, 03/01/47 .................. 100 117,736
Grifols Escrow Issuer SA, 3.88%, 10/15/28
(d)
. EUR 517 590,589
Horizon Therapeutics USA, Inc., 5.50%,
08/01/27
(b)
..................... USD 1,200 1,260,900
13,919,880
Building Products — 0.3%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
..................... 3,101 3,205,659
Builders FirstSource, Inc.
(b)
6.75%, 06/01/27 .................. 948 1,000,140
5.00%, 03/01/30 .................. 880 944,139
4.25%, 02/01/32 .................. 1,786 1,848,867
Carlisle Cos., Inc., 2.20%, 03/01/32 ....... 910 876,379
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
..................... 4,095 4,376,941
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
.... 2,212 2,200,940
Forterra Finance LLC, 6.50%, 07/15/25
(b)
... 1,526 1,619,544
HT Troplast GmbH, 9.25%, 07/15/25
(d)
..... EUR 376 460,351
James Hardie International Finance DAC,
5.00%, 01/15/28
(b)
................ USD 1,484 1,543,360
JELD-WEN, Inc.
(b)
6.25%, 05/15/25 .................. 902 942,590
4.63%, 12/15/25 .................. 616 620,620
4.88%, 12/15/27 .................. 86 88,248
Masonite International Corp.
(b)
5.38%, 02/01/28 .................. 2,046 2,145,742
3.50%, 02/15/30 .................. 1,633 1,614,629
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 .................. 799 810,186
9.75%, 07/15/28 .................. 773 827,110
PCF GmbH
(d)
4.75%, 04/15/26 .................. EUR 589 691,532
(EURIBOR 3 Month + 4.75%), 4.75%,
04/15/26
(a)
.................... 395 456,245
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
.. USD 8,187 8,740,032
Standard Industries, Inc.
2.25%, 11/21/26
(d)
................. EUR 419 467,043
5.00%, 02/15/27
(b)
................. USD 681 701,021
4.75%, 01/15/28
(b)
................. 625 645,313
4.38%, 07/15/30
(b)
................. 6,328 6,457,756
3.38%, 01/15/31
(b)
................. 1,354 1,304,295
Summit Materials LLC
(b)
6.50%, 03/15/27 .................. 445 461,687
5.25%, 01/15/29 .................. 1,062 1,112,339
Security
Par (000)
Par (000) Value
Building Products (continued)
Victors Merger Corp., 6.38%, 05/15/29
(b)
.... USD 1,082 $ 1,017,080
47,179,788
Capital Markets — 1.2%
AG Issuer LLC, 6.25%, 03/01/28
(b)
....... 270 280,125
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(b)
847 866,786
Brightsphere Investment Group, Inc., 4.80%,
07/27/26 ...................... 801 836,254
Codere New Holdco SA, 7.50%, 11/30/27
(c)
.. EUR 345 373,555
Coinbase Global, Inc.
(b)
3.38%, 10/01/28 .................. USD 250 233,438
3.63%, 10/01/31 .................. 480 441,600
Compass Group Diversified Holdings LLC
(b)
5.25%, 04/15/29 .................. 2,917 3,055,558
5.00%, 01/15/32 .................. 1,268 1,299,700
Credit Suisse AG
2.80%, 04/08/22 .................. 780 784,733
1.25%, 08/07/26 .................. 870 848,105
Credit Suisse Group AG
3.80%, 06/09/23 .................. 280 290,094
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(k)
......................... 6,225 6,582,937
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(d)(k)
......................... 1,200 1,296,000
(LIBOR USD 3 Month + 1.24%), 4.21%,
06/12/24
(a)(b)
................... 250 260,118
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(d)(k)
......................... 600 639,000
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(k)
......................... 12,234 13,029,210
(SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
... 665 679,067
(USD Swap Rate 5 Year + 4.33%), 7.25%
(a)
(d)(k)
......................... 1,000 1,098,880
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
... 3,955 3,977,105
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(k)
.................... 12,821 13,818,474
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%),
5.25%
(a)(b)(k)
.................... 4,848 5,005,560
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
... 260 286,738
(SOFR + 1.73%), 3.09%, 05/14/32
(a)(b)
... 475 483,337
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 09/18/24
(a)
.... 3,440 3,484,248
4.50%, 04/01/25 .................. 400 425,775
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(a)(k)
..................... 23,000 23,891,250
(SOFR + 1.87%), 2.13%, 11/24/26
(a)
..... 595 594,023
(EUR Swap Annual 5 Year + 4.55%),
4.50%
(a)(d)(k)
.................... EUR 3,400 3,898,980
(USD Swap Semi 5 Year + 2.25%), 4.30%,
05/24/28
(a)
.................... USD 1,200 1,233,007
(SOFR + 2.76%), 3.73%, 01/14/32
(a)
.... 200 204,464
(USD Swap Rate 5 Year + 2.55%), 4.88%,
12/01/32
(a)
.................... 700 756,328
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 254,642
Dresdner Funding Trust I, 8.15%, 06/30/31
(b)
. 650 917,007
Goldman Sachs Group, Inc. (The)
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
.... 1,400 1,393,675
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
.................... 930 975,796
3.75%, 02/25/26 .................. 675 726,913

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series U, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.92%),
3.65%
(a)(k)
..................... USD 11,000 $ 10,890,000
(SOFR + 0.91%), 1.95%, 10/21/27
(a)
.... 275 273,790
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
.................... 995 1,105,273
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
.... 2,370 2,272,302
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 710 715,099
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 780 767,985
6.75%, 10/01/37 .................. 650 921,634
5.15%, 05/22/45 .................. 195 253,591
Huarong Finance 2017 Co. Ltd., 4.75%,
04/27/27
(d)
..................... 1,900 1,956,406
Huarong Finance 2019 Co. Ltd.
(d)
(LIBOR USD 3 Month + 1.13%), 1.29%,
02/24/23
(a)
.................... 616 600,600
2.50%, 02/24/23 .................. 534 531,330
3.75%, 05/29/24 .................. 900 909,000
3.63%, 09/30/30 .................. 1,985 1,915,525
Huarong Finance Co. Ltd., 3.25%, 11/13/24
(d)
. 200 198,937
Intercontinental Exchange, Inc.
3.10%, 09/15/27 .................. 25 26,560
4.25%, 09/21/48 .................. 155 189,451
LPL Holdings, Inc.
(b)
4.63%, 11/15/27 .................. 1,092 1,130,220
4.00%, 03/15/29 .................. 200 204,750
4.38%, 05/15/31 .................. 1,045 1,068,915
Morgan Stanley
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
.... 2,295 2,340,021
3.63%, 01/20/27 .................. 475 514,975
3.95%, 04/23/27 .................. 425 467,874
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 855 846,571
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 1,690 1,663,365
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 2,420 2,608,982
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 1,985 2,030,823
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
.... 285 310,563
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 180 188,577
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
.... 250 245,300
MSCI, Inc.
(b)
4.00%, 11/15/29 .................. 1,438 1,502,710
3.63%, 09/01/30 .................. 2,053 2,099,192
3.88%, 02/15/31 .................. 1,938 2,017,943
3.63%, 11/01/31 .................. 1,086 1,126,725
3.25%, 08/15/33 .................. 2,914 2,946,782
Nomura Holdings, Inc.
1.65%, 07/14/26 .................. 455 446,661
2.61%, 07/14/31 .................. 580 572,355
Sherwood Financing plc
(d)
4.50%, 11/15/26 .................. EUR 713 810,736
6.00%, 11/15/26 .................. GBP 234 316,002
(EURIBOR 3 Month + 4.63%), 4.62%,
11/15/27
(a)
.................... EUR 239 272,782
State Street Corp., (LIBOR USD 3 Month +
1.00%), 1.20%, 06/15/47
(a)
........... USD 38,405 32,747,422
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 4,419 4,665,635
Taurus Law 130 Securities S.r.l., (Acquired
12/21/21, cost $11,734,320), (EURIBOR 3
Month + 2.30%), 1.74%, 08/24/26
(a)(c)(i)(m)
.. EUR 10,400 11,840,400
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(k)
.......................... USD 6,640 6,558,992
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(k)
.......................... USD 13,976 $ 15,069,622
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
............... 1,055 1,051,632
(USD Swap Semi 5 Year + 4.87%), 7.00%
(d)
(k)
.......................... 2,023 2,250,082
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%),
5.12%
(d)(k)
..................... 850 903,125
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%),
1.36%, 01/30/27
(b)
............... 530 518,035
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.49%, 08/10/27
(b)
............... 315 307,292
XP, Inc., 3.25%, 07/01/26
(b)
............ 5,489 5,275,615
225,670,641
Chemicals — 0.6%
Air Products and Chemicals, Inc., 2.80%,
05/15/50 ...................... 5 5,123
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... 365 365,639
Ashland LLC, 3.38%, 09/01/31
(b)
......... 2,600 2,580,500
Avient Corp., 5.25%, 03/15/23 .......... 400 419,000
Axalta Coating Systems LLC
(b)
4.75%, 06/15/27 .................. 214 223,095
3.38%, 02/15/29 .................. 1,268 1,226,790
CeramTec BondCo GmbH, 5.25%, 12/15/25
(d)
EUR 400 460,478
Chemours Co. (The)
4.00%, 05/15/26 .................. 400 460,523
5.38%, 05/15/27 .................. USD 674 721,180
5.75%, 11/15/28
(b)
................. 2,581 2,700,681
4.63%, 11/15/29
(b)
................. 560 555,660
CVR Partners LP
(b)
9.25%, 06/15/23 .................. 30 30,063
6.13%, 06/15/28 .................. 3,670 3,871,850
Diamond BC BV, 4.63%, 10/01/29
(b)
....... 1,845 1,830,185
Dow Chemical Co. (The), 3.60%, 11/15/50 .. 100 108,288
DuPont de Nemours, Inc.
5.32%, 11/15/38 .................. 375 483,199
5.42%, 11/15/48 .................. 150 209,899
Eastman Chemical Co., 4.80%, 09/01/42 ... 220 263,583
Ecolab, Inc., 2.70%, 12/15/51 .......... 655 642,997
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 11,473 11,530,365
Equate Petrochemical BV
(b)
4.25%, 11/03/26 .................. 2,461 2,672,954
2.63%, 04/28/28 .................. 803 805,007
EverArc Escrow SARL, 5.00%, 10/30/29
(b)
... 4,075 4,078,015
Gates Global LLC, 6.25%, 01/15/26
(b)
...... 3,414 3,524,955
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
..................... 1,931 1,979,275
GPD Cos., Inc., 10.13%, 04/01/26
(b)
....... 110 117,184
HB Fuller Co., 4.25%, 10/15/28 ......... 1,733 1,784,990
Herens Midco SARL
4.75%, 05/15/28
(b)
................. 3,299 3,233,020
5.25%, 05/15/29
(d)
................. EUR 1,483 1,583,560
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 2,258 2,407,976
Ingevity Corp., 3.88%, 11/01/28
(b)
........ 933 908,509
International Flavors & Fragrances, Inc.
(b)
1.23%, 10/01/25 .................. 655 640,533
3.47%, 12/01/50 .................. 735 770,002
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(a)(b)
. 1,752 1,787,040
Kraton Polymers LLC
4.25%, 12/15/25
(b)
................. 645 667,646

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
5.25%, 05/15/26
(d)
................. EUR 583 $ 680,735
Kronos International, Inc., 3.75%, 09/15/25
(d)
. 200 230,423
LSB Industries, Inc., 6.25%, 10/15/28
(b)
.... USD 710 738,400
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... 860 847,100
Lune Holdings Sarl, 5.63%, 11/15/28
(d)
..... EUR 750 853,875
LYB International Finance III LLC
4.20%, 10/15/49 .................. USD 280 323,396
4.20%, 05/01/50 .................. 55 63,568
LyondellBasell Industries NV, 4.63%, 02/26/55 220 268,220
Methanex Corp.
5.13%, 10/15/27 .................. 300 315,000
5.65%, 12/01/44 .................. 150 150,084
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,340,259
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(d)
. EUR 600 730,917
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(d)
. 1,007 1,170,259
Nobian Finance BV, 3.63%, 07/15/26
(d)
..... 583 656,278
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
.. USD 311 321,107
Olympus Water US Holding Corp.
(d)
3.88%, 10/01/28 .................. EUR 348 397,189
5.38%, 10/01/29 .................. 350 384,528
Pearl Holding II Ltd., 0.00%
(c)(d)(k)(n)
........ USD 573 16,127
Pearl Holding III Ltd., 9.00%, 10/22/25
(d)
.... 456 310,080
Phosagro OAO, 3.05%, 01/23/25
(b)
....... 2,024 2,051,931
Rain CII Carbon LLC, 7.25%, 04/01/25
(b)
.... 250 255,585
Rayonier AM Products, Inc., 7.63%, 01/15/26
(b)
2,536 2,688,160
Sasol Financing USA LLC
4.38%, 09/18/26 .................. 1,650 1,660,395
5.50%, 03/18/31 .................. 2,705 2,715,279
SCIH Salt Holdings, Inc.
(b)
4.88%, 05/01/28 .................. 500 480,000
6.63%, 05/01/29 .................. 961 898,535
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(d)
................... EUR 324 373,024
4.38%, 11/01/26
(d)
................. 260 300,820
5.38%, 11/01/26
(b)
................. USD 1,825 1,872,906
Scotts Miracle-Gro Co. (The)
(b)
4.00%, 04/01/31 .................. 1,814 1,791,325
4.38%, 02/01/32 .................. 204 203,490
Sherwin-Williams Co. (The)
3.45%, 06/01/27 .................. 289 312,662
4.50%, 06/01/47 .................. 195 243,010
3.30%, 05/15/50 .................. 15 15,798
Sociedad Quimica y Minera de Chile SA,
3.50%, 09/10/51
(b)
................ 4,177 4,025,062
SPCM SA, 3.13%, 03/15/27
(b)
.......... 1,016 1,003,991
Trinseo Materials Operating SCA, 5.38%,
09/01/25
(b)
..................... 625 636,406
Tronox, Inc.
(b)
6.50%, 05/01/25 .................. 165 174,388
4.63%, 03/15/29 .................. 570 569,288
Unifrax Escrow Issuer Corp., 5.25%, 09/30/28
(b)
980 990,535
UPL Corp. Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.87%),
5.25%
(a)(d)(k)
.................... 1,908 1,916,705
Valvoline, Inc.
(b)
4.25%, 02/15/30 .................. 625 637,637
3.63%, 06/15/31 .................. 500 484,150
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 .................. 1,300 1,335,269
5.63%, 08/15/29 .................. 8,413 8,612,809
101,696,469
Security
Par (000)
Par (000) Value
Closed-ended Funds — 0.0%
Pershing Square Holdings Ltd., 5.50%,
07/15/22
(b)
..................... USD 4,100 $ 4,172,242
Commercial Services & Supplies — 0.7%
Allied Universal Holdco LLC
6.63%, 07/15/26
(b)
................. 16,445 17,254,094
9.75%, 07/15/27
(b)
................. 6,943 7,418,075
3.63%, 06/01/28
(d)
................. EUR 756 840,479
4.63%, 06/01/28
(b)
................. USD 8,909 8,834,813
4.88%, 06/01/28
(d)
................. GBP 310 406,488
6.00%, 06/01/29
(b)
................. USD 5,421 5,271,923
APi Escrow Corp., 4.75%, 10/15/29
(b)
...... 1,044 1,064,880
APi Group DE, Inc., 4.13%, 07/15/29
(b)
..... 1,008 1,013,040
APX Group, Inc.
(b)
6.75%, 02/15/27 .................. 800 840,000
5.75%, 07/15/29 .................. 2,047 2,016,295
Aramark Services, Inc.
(b)
5.00%, 04/01/25 .................. 3,523 3,594,164
6.38%, 05/01/25 .................. 2,345 2,450,525
Brink's Co. (The), 5.50%, 07/15/25
(b)
...... 102 106,080
Cimpress plc, 7.00%, 06/15/26
(b)
......... 305 316,819
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 .................. 1,927 1,984,810
5.13%, 07/15/29 .................. 1,050 1,113,000
Covanta Holding Corp., 5.00%, 09/01/30 ... 3,962 4,041,240
Covert Mergeco, Inc., 4.88%, 12/01/29
(b)
.... 2,194 2,226,910
Deluxe Corp., 8.00%, 06/01/29
(b)
........ 2,980 3,114,100
Garda World Security Corp.
(b)
4.63%, 02/15/27 .................. 1,931 1,921,345
9.50%, 11/01/27 .................. 1,398 1,507,303
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 .................. 535 550,485
3.75%, 08/01/25 .................. 2,236 2,258,360
5.13%, 12/15/26 .................. 6,133 6,378,320
4.00%, 08/01/28 .................. 5,434 5,325,320
3.50%, 09/01/28 .................. 1,663 1,638,055
4.75%, 06/15/29 .................. 2,589 2,611,654
4.38%, 08/15/29 .................. 651 644,897
IAA, Inc., 5.50%, 06/15/27
(b)
........... 3,513 3,640,346
Intrum AB
(d)
4.88%, 08/15/25 .................. EUR 438 517,324
3.50%, 07/15/26 .................. 952 1,095,995
3.00%, 09/15/27 .................. 500 559,186
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 1,404 1,411,020
Madison IAQ LLC
(b)
4.13%, 06/30/28 .................. 445 446,113
5.88%, 06/30/29 .................. 3,989 3,988,999
Nielsen Co. Luxembourg SARL (The), 5.00%,
02/01/25
(b)
..................... 20 20,319
Nielsen Finance LLC
(b)
5.63%, 10/01/28 .................. 4,443 4,587,397
5.88%, 10/01/30 .................. 1,627 1,717,852
4.75%, 07/15/31 .................. 505 498,688
Paprec Holding SA, 3.50%, 07/01/28
(d)
..... EUR 513 591,178
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 .................. USD 1,048 1,115,224
5.75%, 04/15/26 .................. 4,232 4,543,771
3.38%, 08/31/27 .................. 413 398,706
6.25%, 01/15/28 .................. 2,019 2,104,808
Republic Services, Inc.
2.30%, 03/01/30 .................. 265 265,670
2.38%, 03/15/33 .................. 580 577,266
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
..................... 340 343,570
RR Donnelley & Sons Co., 6.13%, 11/01/26
(b)
. 300 328,500

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ USD 1,335 $ 1,314,975
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(d)
................ EUR 883 1,033,098
Tuspark Forward Ltd., 7.95%, 05/13/24
(d)
... USD 570 255,538
Verde Bidco SpA, 4.63%, 10/01/26
(d)
...... EUR 231 268,648
Verisure Holding AB
(d)
3.50%, 05/15/23 .................. 1,205 1,380,311
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
.................... 346 399,337
3.88%, 07/15/26 .................. 538 623,051
3.25%, 02/15/27 .................. 1,626 1,844,392
Verisure Midholding AB, 5.25%, 02/15/29
(d)
.. 901 1,038,662
WASH Multifamily Acquisition, Inc., 5.75%,
04/15/26
(b)
..................... USD 105 110,350
Waste Management, Inc.
1.50%, 03/15/31 .................. 385 362,499
2.50%, 11/15/50 .................. 85 80,864
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 5,206 5,179,970
129,387,101
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
.......... 7,699 8,160,940
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 2,249 2,249,000
CommScope, Inc.
(b)
6.00%, 03/01/26 .................. 2,234 2,301,020
8.25%, 03/01/27 .................. 1,349 1,386,354
7.13%, 07/01/28 .................. 2,711 2,663,558
4.75%, 09/01/29 .................. 3,456 3,434,607
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 1,025 1,171,070
2.30%, 11/15/30 .................. 680 656,940
2.75%, 05/24/31 .................. 915 916,648
Nokia OYJ
4.38%, 06/12/27 .................. 380 410,400
6.63%, 05/15/39 .................. 2,016 2,789,640
ViaSat, Inc.
(b)
5.63%, 04/15/27 .................. 4,544 4,683,501
6.50%, 07/15/28 .................. 7,235 7,253,087
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 2,192 2,191,891
40,268,656
Construction & Engineering — 0.2%
AECOM, 5.13%, 03/15/27 ............ 1,873 2,040,343
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 1,800 1,855,463
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 2,674 2,710,768
Artera Services LLC, 9.03%, 12/04/25
(b)
.... 495 523,678
Brand Industrial Services, Inc., 8.50%,
07/15/25
(b)
..................... 3,391 3,387,846
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 02/01/26
(b)
............. 1,755 1,825,200
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(d)(f)(l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 780 794,625
Global Infrastructure Solutions, Inc., 5.63%,
06/01/29
(b)
..................... 100 102,500
GMR Hyderabad International Airport Ltd.,
5.38%, 04/10/24
(d)
................ 3,036 3,116,264
Heathrow Finance plc
(d)(e)
5.25%, 03/01/24 .................. GBP 200 276,463
4.62%, 09/01/29 .................. 1,071 1,425,733
MasTec, Inc., 4.50%, 08/15/28
(b)
......... USD 2,133 2,215,654
Mexico City Airport Trust, 4.25%, 10/31/26
(b)
. 5,101 5,408,016
Summit Digitel Infrastructure Pvt Ltd., 2.88%,
08/12/31
(d)
..................... 2,270 2,190,437
Tutor Perini Corp., 6.88%, 05/01/25
(b)
...... 2,000 2,015,560
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Weekley Homes LLC, 4.88%, 09/15/28
(b)
.... USD 125 $ 128,750
30,017,300
Construction Materials — 0.0%
Cemex SAB de CV, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
4.53%), 5.12%
(a)(b)(k)
............... 2,980 3,084,300
Consumer Finance — 0.9%
AerCap Ireland Capital DAC
3.15%, 02/15/24 .................. 2,650 2,733,205
6.50%, 07/15/25 .................. 885 1,011,324
1.75%, 01/30/26 .................. 745 730,705
3.00%, 10/29/28 .................. 565 572,987
3.30%, 01/30/32 .................. 215 219,036
Ally Financial, Inc.
5.75%, 11/20/25 .................. 1,940 2,187,989
2.20%, 11/02/28 .................. 545 541,363
American Express Co., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 2.85%), 3.55%
(a)(k)
............... 35,415 35,476,976
American Honda Finance Corp.
1.95%, 05/10/23 .................. 590 599,314
1.20%, 07/08/25 .................. 1,420 1,414,435
Capital One Financial Corp.
Series M, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.16%),
3.95%
(a)(k)
..................... 16,300 16,381,500
3.80%, 01/31/28 .................. 560 609,655
(SOFR + 1.27%), 2.62%, 11/02/32
(a)
..... 420 418,850
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 569 564,733
Cobra AcquisitionCo LLC, 6.38%, 11/01/29
(b)
. 115 113,562
Credit Acceptance Corp., 6.63%, 03/15/26 .. 680 707,771
Curo Group Holdings Corp., 7.50%, 08/01/28
(b)
1,665 1,675,123
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 .................. EUR 444 526,346
5.38%, 02/15/26 .................. GBP 300 420,277
4.25%, 06/01/28 .................. 897 1,197,282
Enova International, Inc., 8.50%, 09/15/25
(b)
.. USD 3,610 3,722,849
Ford Motor Credit Co. LLC
5.60%, 01/07/22 .................. 551 551,386
3.35%, 11/01/22 .................. 3,011 3,048,637
3.09%, 01/09/23 .................. 433 440,320
4.14%, 02/15/23 .................. 1,178 1,206,036
3.10%, 05/04/23 .................. 367 373,881
4.38%, 08/06/23 .................. 586 609,686
3.81%, 01/09/24 .................. 1,775 1,841,101
5.58%, 03/18/24 .................. 1,700 1,831,750
4.69%, 06/09/25 .................. 200 215,000
5.13%, 06/16/25 .................. 5,855 6,367,313
4.13%, 08/04/25 .................. 3,078 3,266,528
3.38%, 11/13/25 .................. 724 752,178
4.39%, 01/08/26 .................. 2,800 3,017,000
2.70%, 08/10/26 .................. 1,717 1,732,024
4.13%, 08/17/27 .................. 319 344,322
3.82%, 11/02/27 .................. 297 314,021
2.90%, 02/16/28 .................. 3,210 3,218,025
5.11%, 05/03/29 .................. 1,834 2,083,883
4.00%, 11/13/30 .................. 1,938 2,084,900
3.63%, 06/17/31 .................. 200 210,537
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 1,690 1,714,546
3.25%, 01/05/23 .................. 5,750 5,874,388
2.40%, 04/10/28 .................. 255 256,052

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
....... USD 2,939 $ 2,836,040
goeasy Ltd., 5.38%, 12/01/24
(b)
......... 995 1,022,362
John Deere Capital Corp., 2.60%, 03/07/24 .. 205 211,989
King Talent Management Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.52%), 5.60%
(a)(d)(k)
........... 736 684,480
Manappuram Finance Ltd., 5.90%, 01/13/23
(d)
2,944 3,006,560
Muthoot Finance Ltd., 4.40%, 09/02/23
(d)
... 2,665 2,718,300
Navient Corp.
7.25%, 09/25/23 .................. 376 405,373
6.13%, 03/25/24 .................. 1,629 1,736,921
5.88%, 10/25/24 .................. 600 639,750
6.75%, 06/15/26 .................. 950 1,050,082
5.00%, 03/15/27 .................. 300 305,958
4.88%, 03/15/28 .................. 200 199,500
5.50%, 03/15/29 .................. 2,507 2,500,733
5.63%, 08/01/33 .................. 150 142,876
OneMain Finance Corp.
5.63%, 03/15/23 .................. 630 658,070
6.13%, 03/15/24 .................. 885 938,303
6.88%, 03/15/25 .................. 3,103 3,452,087
7.13%, 03/15/26 .................. 7,239 8,252,460
3.50%, 01/15/27 .................. 1,857 1,836,109
6.63%, 01/15/28 .................. 3,075 3,444,000
5.38%, 11/15/29 .................. 47 51,103
4.00%, 09/15/30 .................. 8 7,867
PRA Group, Inc., 5.00%, 10/01/29
(b)
....... 620 621,550
Shriram Transport Finance Co. Ltd., 5.10%,
07/16/23
(d)
..................... 7,277 7,440,733
SLM Corp.
4.20%, 10/29/25 .................. 225 235,125
3.13%, 11/02/26 .................. 1,322 1,308,780
Toyota Motor Credit Corp.
1.15%, 08/13/27 .................. 1,525 1,480,072
3.38%, 04/01/30 .................. 327 358,346
World Acceptance Corp., 7.00%, 11/01/26
(b)
.. 2,215 2,220,538
162,944,863
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
...... 6,038 6,219,055
Ardagh Metal Packaging Finance USA LLC
2.00%, 09/01/28
(d)
................. EUR 388 436,437
3.00%, 09/01/29
(d)
................. 559 622,898
4.00%, 09/01/29
(b)
................. USD 9,838 9,746,998
Ardagh Packaging Finance plc
(b)
5.25%, 04/30/25 .................. 280 289,100
4.13%, 08/15/26 .................. 5,183 5,299,617
5.25%, 08/15/27 .................. 6,646 6,687,538
Ball Corp.
4.00%, 11/15/23 .................. 300 313,125
5.25%, 07/01/25 .................. 1,163 1,282,208
2.88%, 08/15/30 .................. 747 724,590
3.13%, 09/15/31 .................. 3,159 3,119,512
Berry Global, Inc.
1.57%, 01/15/26 .................. 1,595 1,560,740
5.63%, 07/15/27
(b)
................. 525 549,281
Canpack SA, 3.13%, 11/01/25
(b)
......... 810 812,025
Crown Americas LLC
4.75%, 02/01/26 .................. 4,815 4,935,375
4.25%, 09/30/26 .................. 4,724 5,042,870
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 368 443,900
Graphic Packaging International LLC
3.50%, 03/15/28
(b)
................. 200 199,500
2.63%, 02/01/29
(d)
................. EUR 344 398,889
3.50%, 03/01/29
(b)
................. USD 364 361,270
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Greif, Inc., 6.50%, 03/01/27
(b)
........... USD 495 $ 513,563
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
..................... 250 256,875
International Paper Co., 4.35%, 08/15/48 ... 150 183,730
Intertape Polymer Group, Inc., 4.38%,
06/15/29
(b)
..................... 1,402 1,402,000
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,905 2,687,125
Kleopatra Finco SARL, 4.25%, 03/01/26
(d)
... EUR 438 480,586
LABL, Inc., 5.88%, 11/01/28
(b)
.......... USD 2,185 2,251,916
Mauser Packaging Solutions Holding Co.
4.75%, 04/15/24
(d)
................. EUR 200 227,415
5.50%, 04/15/24
(b)
................. USD 4,205 4,243,560
OI European Group BV
(d)
3.13%, 11/15/24 .................. EUR 200 233,648
2.88%, 02/15/25 .................. 566 649,355
Owens-Brockway Glass Container, Inc., 5.88%,
08/15/23
(b)
..................... USD 450 471,375
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 5,500 5,391,031
Sealed Air Corp.
(b)
5.25%, 04/01/23 .................. 486 503,618
4.00%, 12/01/27 .................. 523 545,034
6.88%, 07/15/33 .................. 675 857,135
Titan Holdings II BV, 5.13%, 07/15/29
(d)
.... EUR 385 435,210
Trivium Packaging Finance BV
(b)(e)
5.50%, 08/15/26 .................. USD 9,570 9,952,800
8.50%, 08/15/27 .................. 11,963 12,650,873
WRKCo, Inc.
3.75%, 03/15/25 .................. 325 346,254
3.90%, 06/01/28 .................. 890 974,395
3.00%, 06/15/33 .................. 955 982,042
95,284,468
Distributors — 0.0%
American Builders & Contractors Supply Co.,
Inc.
(b)
4.00%, 01/15/28 .................. 4,991 5,106,941
3.88%, 11/15/29 .................. 745 743,138
BCPE Empire Holdings, Inc., 7.63%, 05/01/27
(b)
831 848,509
Parts Europe SA, (EURIBOR 3 Month +
4.00%), 4.00%, 07/20/27
(a)(d)
.......... EUR 190 217,126
Ritchie Bros Holdings, Inc., 4.75%, 12/15/31
(b)
USD 485 506,219
7,421,933
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(b)
..................... 550 537,625
Carriage Services, Inc., 4.25%, 05/15/29
(b)
.. 376 374,120
Graham Holdings Co., 5.75%, 06/01/26
(b)
... 998 1,036,673
Metis Merger Sub LLC, 6.50%, 05/15/29
(b)
... 1,634 1,604,898
Rekeep SpA, 7.25%, 02/01/26
(d)
......... EUR 1,260 1,526,319
Service Corp. International
4.63%, 12/15/27 .................. USD 833 869,444
5.13%, 06/01/29 .................. 716 767,910
3.38%, 08/15/30 .................. 1,285 1,261,317
4.00%, 05/15/31 .................. 3,620 3,665,250
Sotheby's
(b)
7.38%, 10/15/27 .................. 5,779 6,154,635
5.88%, 06/01/29 .................. 1,976 2,015,520
19,813,711
Diversified Financial Services — 0.3%
Avianca Midco 2 Ltd., 9.00%, 12/01/28
(b)
.... 10,039 10,038,947
Blackstone Private Credit Fund, 3.25%,
03/15/27
(b)
..................... 1,185 1,197,240
CPI Acquisition, Inc., 8.63%, 03/15/26
(b)
.... 2,917 3,084,932
doValue SpA, 3.38%, 07/31/26
(d)
......... EUR 703 808,769

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 .................. EUR 1,732 $ 2,043,856
7.75%, 11/01/25 .................. GBP 744 1,046,064
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... USD 3,083 3,160,075
Jefferson Capital Holdings LLC, 6.00%,
08/15/26
(b)
..................... 220 222,750
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 .................. 330 344,025
5.63%, 01/15/30 .................. 250 250,651
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(b)
..................... 2,301 2,332,639
NTT Finance Corp., 1.16%, 04/03/26
(b)
..... 1,945 1,908,133
Operadora de Servicios Mega SA de CV Sofom
ER, 8.25%, 02/11/25
(b)
............. 258 239,263
ProGroup AG, 3.00%, 03/31/26
(d)
........ EUR 800 921,046
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 .................. USD 3,134 3,541,420
7.38%, 09/01/25 .................. 1,453 1,518,385
Shell International Finance BV
2.38%, 11/07/29 .................. 20 20,427
4.38%, 05/11/45 .................. 10 12,150
3.00%, 11/26/51 .................. 130 132,088
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,954 3,060,374
Siemens Financieringsmaatschappij NV
(b)
0.65%, 03/11/24 .................. 880 872,770
2.88%, 03/11/41 .................. 625 637,437
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. 14,394 15,299,959
52,693,400
Diversified Telecommunication Services — 1.6%
Altice France Holding SA
8.00%, 05/15/27
(b)
................. EUR 500 601,457
8.00%, 05/15/27
(d)
................. 299 359,671
10.50%, 05/15/27
(b)
................ USD 19,202 20,642,150
6.00%, 02/15/28
(b)
................. 2,886 2,756,130
Altice France SA
2.50%, 01/15/25
(d)
................. EUR 817 916,202
5.88%, 02/01/27
(d)
................. 1,400 1,663,633
8.13%, 02/01/27
(b)
................. USD 11,961 12,783,319
5.50%, 01/15/28
(b)
................. 4,359 4,325,915
4.13%, 01/15/29
(d)
................. EUR 1,099 1,241,828
5.13%, 01/15/29
(b)
................. USD 894 871,650
5.13%, 07/15/29
(b)
................. 7,272 7,093,472
4.25%, 10/15/29
(d)
................. EUR 660 745,775
5.50%, 10/15/29
(b)
................. USD 4,239 4,175,415
Arqiva Broadcast Finance plc, 6.75%,
09/30/23
(d)
..................... GBP 700 959,329
AT&T, Inc.
2.63%, 12/01/22 .................. USD 416 421,228
4.35%, 03/01/29 .................. 25 28,082
2.55%, 12/01/33 .................. 795 777,543
4.50%, 05/15/35 .................. 3,055 3,529,128
5.25%, 03/01/37 .................. 700 865,839
5.15%, 03/15/42 .................. 1,315 1,646,465
4.65%, 06/01/44 .................. 200 234,238
3.50%, 09/15/53 .................. 164 165,459
3.55%, 09/15/55 .................. 926 929,360
3.80%, 12/01/57 .................. 790 822,439
3.65%, 09/15/59 .................. 406 410,015
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(d)(f)(l)
1,000 4,987
British Telecommunications plc
(a)(b)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ................ 400 401,500
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ................ USD 1,200 $ 1,207,932
CCO Holdings LLC
4.00%, 03/01/23
(b)
................. 165 165,007
5.13%, 05/01/27
(b)
................. 4,578 4,715,340
5.00%, 02/01/28
(b)
................. 1,891 1,966,640
5.38%, 06/01/29
(b)
................. 5,674 6,123,012
4.75%, 03/01/30
(b)
................. 4,890 5,085,600
4.50%, 08/15/30
(b)
................. 5,704 5,836,276
4.25%, 02/01/31
(b)
................. 6,790 6,849,616
4.50%, 05/01/32 .................. 2,165 2,227,243
4.50%, 06/01/33
(b)
................. 2,030 2,071,067
4.25%, 01/15/34
(b)
................. 10,317 10,150,149
Cellnex Telecom SA, 0.75%, 11/20/31
(d)(i)
.... EUR 5,200 5,821,016
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
..................... USD 6,109 6,475,540
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(e)
................ 12 17,442
Embarq Corp., 8.00%, 06/01/36 ......... 1,400 1,568,000
Frontier Communications Corp.
(b)
5.88%, 10/15/27 .................. 3,018 3,191,535
5.00%, 05/01/28 .................. 5,632 5,800,960
6.75%, 05/01/29 .................. 3,439 3,576,560
Frontier Communications Holdings LLC, 6.00%,
01/15/30
(b)
..................... 2,868 2,882,340
Iliad Holding SAS
5.13%, 10/15/26
(d)
................. EUR 354 420,662
6.50%, 10/15/26
(b)
................. USD 4,722 4,961,547
5.63%, 10/15/28
(d)
................. EUR 150 179,751
7.00%, 10/15/28
(b)
................. USD 3,011 3,166,277
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(e)
.................... 2,572 2,607,365
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(d)
EUR 916 1,048,272
Koninklijke KPN NV, (USD Swap Semi 10 Year
+ 5.21%), 7.00%, 03/28/73
(a)(b)
........ USD 200 209,940
Level 3 Financing, Inc.
5.38%, 05/01/25 .................. 550 561,971
4.63%, 09/15/27
(b)
................. 3,262 3,327,240
4.25%, 07/01/28
(b)
................. 2,228 2,205,720
3.63%, 01/15/29
(b)
................. 801 760,950
3.75%, 07/15/29
(b)
................. 2,549 2,421,550
Liquid Telecommunications Financing plc,
5.50%, 09/04/26
(b)
................ 775 796,070
Lorca Telecom Bondco SA
4.00%, 09/18/27
(d)
................. EUR 1,547 1,789,880
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 ........... USD 1,103 1,191,240
Series Y, 7.50%, 04/01/24 ........... 2,989 3,272,955
5.13%, 12/15/26
(b)
................. 4,935 5,135,509
4.00%, 02/15/27
(b)
................. 3,476 3,526,576
Series G, 6.88%, 01/15/28 ........... 51 56,738
4.50%, 01/15/29
(b)
................. 4,654 4,502,745
5.38%, 06/15/29
(b)
................. 4,071 4,071,000
Series P, 7.60%, 09/15/39 ........... 1,214 1,302,021
Series U, 7.65%, 03/15/42 ........... 2,328 2,505,149
Network i2i Ltd., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.27%),
5.65%
(a)(d)(k)
.................... 4,615 4,849,500
Sprint Capital Corp.
6.88%, 11/15/28 .................. 9,828 12,432,420
8.75%, 03/15/32 .................. 10,302 15,453,000
Switch Ltd.
(b)
3.75%, 09/15/28 .................. 3,059 3,081,942
4.13%, 06/15/29 .................. 5,945 6,078,763

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA
6.38%, 11/15/33 .................. USD 2,708 $ 2,915,988
6.00%, 09/30/34 .................. 5,359 5,668,027
7.20%, 07/18/36 .................. 142 162,811
Telecom Italia Finance SA, 7.75%, 01/24/33 . EUR 610 922,844
Telecom Italia SpA
5.30%, 05/30/24
(b)
................. USD 2,046 2,153,333
2.38%, 10/12/27
(d)
................. EUR 600 672,854
1.63%, 01/18/29
(d)
................. 1,349 1,405,290
Telefonica Emisiones SA, 4.90%, 03/06/48 .. USD 670 805,880
Telesat Canada
(b)
5.63%, 12/06/26 .................. 150 140,865
4.88%, 06/01/27 .................. 2,137 1,886,971
Verizon Communications, Inc.
3.88%, 02/08/29 .................. 2,575 2,853,547
4.02%, 12/03/29 .................. 24 26,906
1.50%, 09/18/30 .................. 285 267,364
1.68%, 10/30/30 .................. 711 675,543
2.55%, 03/21/31 .................. 420 423,744
5.85%, 09/15/35 .................. 690 921,267
4.27%, 01/15/36 .................. 720 844,549
2.65%, 11/20/40 .................. 1,400 1,330,304
3.40%, 03/22/41 .................. 1,855 1,942,080
2.85%, 09/03/41 .................. 440 434,073
3.85%, 11/01/42 .................. 480 536,179
3.55%, 03/22/51 .................. 251 270,293
2.99%, 10/30/56 .................. 160 151,455
3.70%, 03/22/61 .................. 1,034 1,121,080
Virgin Media Finance plc
3.75%, 07/15/30
(d)
................. EUR 661 750,827
5.00%, 07/15/30
(b)
................. USD 200 199,000
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
................. GBP 100 140,974
5.50%, 05/15/29
(b)
................. USD 1,400 1,478,246
4.50%, 08/15/30
(b)
................. 1,246 1,253,862
Windstream Escrow LLC, 7.75%, 08/15/28
(b)
. 680 721,113
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 .................. 18,808 18,540,362
6.13%, 03/01/28 .................. 11,728 11,552,080
300,189,968
Electric Utilities — 0.7%
Adani Electricity Mumbai Ltd., 3.87%,
07/22/31
(d)
..................... 830 807,532
AEP Transmission Co. LLC, 3.15%, 09/15/49 . 75 76,354
Alabama Power Co., 3.13%, 07/15/51 ..... 55 56,082
Baltimore Gas & Electric Co.
3.20%, 09/15/49 .................. 525 548,217
2.90%, 06/15/50 .................. 5 4,968
DPL, Inc., 4.35%, 04/15/29 ............ 1,225 1,301,563
Drax Finco plc, 6.63%, 11/01/25
(b)
........ 450 464,625
Duke Energy Carolinas LLC
6.05%, 04/15/38 .................. 100 138,592
3.70%, 12/01/47 .................. 600 667,186
3.20%, 08/15/49 .................. 982 1,016,343
Duke Energy Corp.
2.45%, 06/01/30 .................. 225 223,382
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%),
3.25%, 01/15/82
(a)
............... 9,390 9,152,422
Duke Energy Florida LLC
2.50%, 12/01/29 .................. 2,225 2,286,412
1.75%, 06/15/30 .................. 255 244,704
3.85%, 11/15/42 .................. 320 358,664
Duke Energy Progress LLC, 3.45%, 03/15/29 . 2,868 3,094,893
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Edison International
2.40%, 09/15/22 .................. USD 1,985 $ 2,004,056
Series B, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.90%),
5.00%
(a)(k)
..................... 1,870 1,910,766
Emera US Finance LP, 0.83%, 06/15/24 .... 975 956,839
Enel Finance International NV, 1.38%,
07/12/26
(b)
..................... 1,590 1,548,373
Entergy Corp., 0.90%, 09/15/25 ......... 2,110 2,043,604
Eversource Energy, 2.80%, 05/01/23 ...... 690 702,032
Exelon Corp.
3.95%, 06/15/25 .................. 595 635,669
4.70%, 04/15/50 .................. 250 313,835
FirstEnergy Corp.
Series B, 4.40%, 07/15/27
(e)
.......... 1,200 1,292,444
2.65%, 03/01/30 .................. 2,069 2,043,137
Series B, 2.25%, 09/01/30 ........... 161 154,993
Series C, 7.38%, 11/15/31 ........... 1,779 2,400,583
Series C, 5.35%, 07/15/47
(e)
.......... 935 1,111,486
Series C, 3.40%, 03/01/50 ........... 6,607 6,474,860
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 .................. 1,235 1,313,004
5.45%, 07/15/44 .................. 3,738 4,717,151
4.55%, 04/01/49 .................. 1,448 1,652,987
Florida Power & Light Co.
3.70%, 12/01/47 .................. 365 417,864
3.15%, 10/01/49 .................. 550 583,904
2.88%, 12/04/51 .................. 540 547,641
Huachen Energy Co. Ltd., 6.63%, 05/18/20
(d)(f)(l)
901 346,603
India Cleantech Energy, 4.70%, 08/10/26
(b)
.. 1,765 1,790,923
Kallpa Generacion SA, 4.88%, 05/24/26
(d)
... 4,804 5,102,148
Leeward Renewable Energy Operations LLC,
4.25%, 07/01/29
(b)
................ 300 303,000
MidAmerican Energy Co.
3.65%, 04/15/29 .................. 825 909,110
4.25%, 07/15/49 .................. 1,175 1,449,834
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(d)
..................... 4,260 4,135,661
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(d)(k)
.............. EUR 900 1,026,361
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 .................. USD 215 232,909
1.90%, 06/15/28 .................. 600 593,675
2.44%, 01/15/32 .................. 805 806,798
3.00%, 01/15/52 .................. 205 204,636
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%),
3.80%, 03/15/82
(a)
............... 18,905 19,232,762
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 .................. 365 379,144
4.25%, 09/15/24 .................. 35 36,225
Northern States Power Co.
2.90%, 03/01/50 .................. 350 353,350
2.60%, 06/01/51 .................. 360 343,429
NRG Energy, Inc.
6.63%, 01/15/27 .................. 887 922,068
2.45%, 12/02/27
(b)
................. 800 792,687
5.75%, 01/15/28 .................. 614 649,066
5.25%, 06/15/29
(b)
................. 261 279,631
3.63%, 02/15/31
(b)
................. 1,694 1,651,650
3.88%, 02/15/32
(b)
................. 2,913 2,854,740
Ohio Power Co.
4.00%, 06/01/49 .................. 975 1,120,040
Series R, 2.90%, 10/01/51 ........... 55 53,038

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 .................. USD 840 $ 955,521
3.70%, 05/15/50 .................. 1,205 1,385,159
Pacific Gas & Electric Co.
3.45%, 07/01/25 .................. 1,460 1,514,256
3.30%, 12/01/27 .................. 1,065 1,082,475
4.45%, 04/15/42 .................. 475 482,172
4.00%, 12/01/46 .................. 258 250,374
4.95%, 07/01/50 .................. 872 949,657
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,869 2,976,588
PECO Energy Co., 2.85%, 09/15/51 ...... 130 128,732
PG&E Corp., 5.25%, 07/01/30 .......... 1,313 1,376,943
PPL Electric Utilities Corp., 3.95%, 06/01/47 . 25 29,198
Progress Energy, Inc., 6.00%, 12/01/39 .... 350 479,484
Public Service Co. of Colorado
Series 34, 3.20%, 03/01/50 .......... 600 625,535
2.70%, 01/15/51 .................. 100 95,943
Southern California Edison Co.
Series J, 0.70%, 08/01/23 ........... 305 303,087
1.10%, 04/01/24 .................. 1,200 1,195,441
4.00%, 04/01/47 .................. 575 634,003
Series B, 4.88%, 03/01/49 ........... 70 85,454
Series 20A, 2.95%, 02/01/51 ......... 240 228,523
Series H, 3.65%, 06/01/51 ........... 435 471,300
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(b)
..................... 5,095 5,583,165
Tampa Electric Co.
4.45%, 06/15/49 .................. 375 471,246
3.45%, 03/15/51 .................. 135 147,401
Virginia Electric & Power Co.
Series B, 6.00%, 01/15/36 ........... 250 342,762
4.45%, 02/15/44 .................. 300 366,203
4.60%, 12/01/48 .................. 595 759,039
Vistra Operations Co. LLC
(b)
5.63%, 02/15/27 .................. 944 972,320
5.00%, 07/31/27 .................. 365 378,804
4.38%, 05/01/29 .................. 1,733 1,735,825
124,843,265
Electrical Equipment — 0.1%
Atkore, Inc., 4.25%, 06/01/31
(b)
.......... 3,152 3,230,800
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(d)
..................... EUR 588 646,265
Sensata Technologies BV
(b)
5.00%, 10/01/25 .................. USD 3,445 3,737,825
4.00%, 04/15/29 .................. 3,788 3,868,495
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 5,452 5,506,520
16,989,905
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc.
(d)
4.13%, 10/15/26 .................. EUR 1,260 1,460,156
3.88%, 03/15/28 .................. 500 585,758
II-VI, Inc., 5.00%, 12/15/29
(b)
........... USD 3,191 3,258,713
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 .................. 2,240 2,352,000
3.75%, 02/15/31 .................. 750 747,338
8,403,965
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.88%, 04/01/27 .................. 1,728 1,814,400
6.25%, 04/01/28 .................. 4,533 4,726,650
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22 410 418,143
Bristow Group, Inc., 6.88%, 03/01/28
(b)
..... 310 322,468
CGG SA, 7.75%, 04/01/27
(d)
........... EUR 567 640,043
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
ChampionX Corp., 6.38%, 05/01/26 ....... USD 564 $ 586,560
Halliburton Co.
3.80%, 11/15/25 .................. 475 510,634
2.92%, 03/01/30 .................. 350 360,054
5.00%, 11/15/45 .................. 275 328,549
Hilong Holding Ltd., 9.75%, 11/18/24
(d)
..... 415 335,450
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 .................. 397 367,225
7.50%, 01/15/28 .................. 1,152 1,042,560
Nabors Industries, Inc.
(b)
9.00%, 02/01/25 .................. 200 206,000
7.38%, 05/15/27 .................. 1,889 1,955,474
Oceaneering International, Inc., 4.65%,
11/15/24 ...................... 425 426,636
Patterson-UTI Energy, Inc., 5.15%, 11/15/29 . 175 177,584
Precision Drilling Corp., 7.13%, 01/15/26
(b)
.. 500 508,750
Tervita Corp., 11.00%, 12/01/25
(b)
........ 993 1,143,191
Transocean, Inc., 11.50%, 01/30/27
(b)
...... 1,164 1,140,720
USA Compression Partners LP
6.88%, 04/01/26 .................. 3,963 4,121,520
6.88%, 09/01/27 .................. 4,057 4,285,206
Vallourec SA, 8.50%, 06/30/26
(d)
......... EUR 717 840,386
Weatherford International Ltd.
(b)
6.50%, 09/15/28 .................. USD 1,357 1,435,835
8.63%, 04/30/30 .................. 1,723 1,788,732
29,482,770
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., 10.00%,
06/15/26
(b)
..................... 1,655 1,635,231
Banijay Entertainment SASU, 5.38%,
03/01/25
(b)
..................... 200 204,000
Banijay Group SAS, 6.50%, 03/01/26
(d)
..... EUR 700 827,084
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 892 907,610
Live Nation Entertainment, Inc.
(b)
4.88%, 11/01/24 .................. 659 665,590
6.50%, 05/15/27 .................. 9,659 10,564,531
4.75%, 10/15/27 .................. 921 946,328
3.75%, 01/15/28 .................. 1,007 999,447
NBCUniversal Media LLC, 5.95%, 04/01/41 .. 380 543,890
Netflix, Inc.
4.38%, 11/15/26 .................. 1,040 1,151,800
4.88%, 04/15/28 .................. 590 672,600
5.88%, 11/15/28 .................. 800 962,000
4.88%, 06/15/30
(b)
................. 1,600 1,866,000
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... 3,691 3,617,180
TWDC Enterprises 18 Corp., 4.13%, 06/01/44 85 101,517
Walt Disney Co. (The)
1.65%, 09/01/22 .................. 10 10,082
6.40%, 12/15/35 .................. 375 536,646
3.50%, 05/13/40 .................. 358 392,079
3.60%, 01/13/51 .................. 300 339,260
WMG Acquisition Corp.
3.88%, 07/15/30
(b)
................. 1,234 1,254,052
2.25%, 08/15/31
(d)
................. EUR 773 868,708
29,065,635
Equity Real Estate Investment Trusts (REITs) — 0.8%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 .................. USD 1,925 2,125,272
4.90%, 12/15/30 .................. 835 1,002,985
1.88%, 02/01/33 .................. 300 281,895
American Finance Trust, Inc., 4.50%,
09/30/28
(b)
..................... 499 502,673

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.
3.50%, 01/31/23 .................. USD 680 $ 698,266
3.38%, 10/15/26 .................. 995 1,057,210
3.95%, 03/15/29 .................. 615 670,549
2.10%, 06/15/30 .................. 1,195 1,150,592
2.70%, 04/15/31 .................. 600 601,825
Boston Properties LP
2.90%, 03/15/30 .................. 825 840,114
2.45%, 10/01/33 .................. 510 493,874
Brookfield Property REIT, Inc.
(b)
5.75%, 05/15/26 .................. 800 828,000
4.50%, 04/01/27 .................. 1,856 1,820,866
Camden Property Trust, 2.80%, 05/15/30 ... 290 301,585
Crown Castle International Corp.
3.80%, 02/15/28 .................. 1,075 1,169,701
4.30%, 02/15/29 .................. 715 798,149
2.10%, 04/01/31 .................. 200 191,389
2.50%, 07/15/31 .................. 1,200 1,191,098
2.90%, 04/01/41 .................. 200 194,505
CTR Partnership LP, 3.88%, 06/30/28
(b)
.... 1,248 1,272,960
Diversified Healthcare Trust, 9.75%, 06/15/25 705 762,775
Duke Realty LP, 3.05%, 03/01/50 ........ 120 117,712
Equinix, Inc.
2.90%, 11/18/26 .................. 575 595,677
3.00%, 07/15/50 .................. 225 215,236
2.95%, 09/15/51 .................. 665 627,628
ERP Operating LP, 2.85%, 11/01/26 ...... 530 557,499
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 998 974,664
GLP Capital LP
4.00%, 01/15/30 .................. 1,720 1,819,839
3.25%, 01/15/32 .................. 420 422,264
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
.... 1,302 1,315,020
Healthpeak Properties, Inc.
3.00%, 01/15/30 .................. 458 480,781
2.88%, 01/15/31 .................. 75 77,994
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 3,927 4,019,167
Iron Mountain, Inc.
(b)
4.88%, 09/15/27 .................. 1,000 1,036,980
4.88%, 09/15/29 .................. 900 931,482
5.25%, 07/15/30 .................. 6,570 6,923,607
4.50%, 02/15/31 .................. 980 990,476
5.63%, 07/15/32 .................. 5,727 6,128,944
iStar, Inc., 4.25%, 08/01/25 ............ 700 715,750
LMIRT Capital Pte. Ltd., 7.25%, 06/19/24
(d)
.. 2,920 2,993,000
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 2,080 2,222,938
4.63%, 06/15/25
(b)
................. 2,345 2,499,981
4.50%, 09/01/26 .................. 3,798 4,082,850
5.75%, 02/01/27 .................. 2,046 2,311,980
4.50%, 01/15/28 .................. 4,794 5,177,520
3.88%, 02/15/29
(b)
................. 2,382 2,501,100
Mid-America Apartments LP, 1.70%, 02/15/31 230 219,636
MPT Operating Partnership LP
5.25%, 08/01/26 .................. 1,055 1,085,331
5.00%, 10/15/27 .................. 1,392 1,456,380
4.63%, 08/01/29 .................. 3,406 3,593,330
3.50%, 03/15/31 .................. 8,860 8,959,675
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(b)
..................... 1,675 1,742,000
Prologis LP, 2.25%, 04/15/30 ........... 600 603,049
Realty Income Corp.
3.88%, 04/15/25 .................. 450 484,054
3.00%, 01/15/27 .................. 370 390,326
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.95%, 08/15/27 .................. USD 360 $ 399,153
2.20%, 06/15/28 .................. 320 322,994
2.85%, 12/15/32 .................. 245 254,236
RHP Hotel Properties LP
4.75%, 10/15/27 .................. 5,318 5,424,360
4.50%, 02/15/29
(b)
................. 3,005 3,005,000
RLJ Lodging Trust LP
(b)
3.75%, 07/01/26 .................. 847 851,659
4.00%, 09/15/29 .................. 741 733,086
SBA Communications Corp., 3.88%, 02/15/27 5,673 5,843,190
Service Properties Trust
4.65%, 03/15/24 .................. 500 493,753
4.35%, 10/01/24 .................. 238 233,241
7.50%, 09/15/25 .................. 2,993 3,242,720
5.50%, 12/15/27 .................. 973 998,570
Simon Property Group LP, 3.80%, 07/15/50 .. 660 740,097
Trust Fibra Uno, 5.25%, 01/30/26
(b)
....... 1,955 2,138,281
UDR, Inc.
3.20%, 01/15/30 .................. 300 315,176
2.10%, 08/01/32 .................. 85 80,796
Uniti Group LP
(b)
7.88%, 02/15/25 .................. 1,250 1,304,688
4.75%, 04/15/28 .................. 4,581 4,543,115
6.50%, 02/15/29 .................. 4,188 4,173,614
6.00%, 01/15/30 .................. 1,095 1,053,768
Ventas Realty LP, 3.00%, 01/15/30 ....... 680 701,795
VICI Properties LP
(b)
3.50%, 02/15/25 .................. 2,815 2,857,225
4.25%, 12/01/26 .................. 4,856 5,057,378
3.75%, 02/15/27 .................. 3,497 3,611,859
4.63%, 12/01/29 .................. 2,586 2,752,086
4.13%, 08/15/30 .................. 9,258 9,790,335
Welltower, Inc., 2.05%, 01/15/29 ......... 485 477,325
XHR LP
(b)
6.38%, 08/15/25 .................. 450 475,978
4.88%, 06/01/29 .................. 220 223,850
148,329,481
Food & Staples Retailing — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ 1,415 1,370,184
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 .................. 2,763 2,814,806
4.63%, 01/15/27 .................. 3,587 3,764,341
5.88%, 02/15/28 .................. 2,984 3,163,040
4.88%, 02/15/30 .................. 2,102 2,269,572
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 .................. GBP 300 390,380
4.50%, 02/16/26 .................. 1,141 1,541,312
Casino Guichard Perrachon SA
(d)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
..................... EUR 800 594,297
5.25%, 04/15/27 .................. 900 969,145
Iceland Bondco plc
(d)
4.63%, 03/15/25 .................. GBP 600 760,357
4.38%, 05/15/28 .................. 625 738,114
Ingles Markets, Inc., 4.00%, 06/15/31
(b)
..... USD 350 352,625
Ocado Group plc, 3.88%, 10/08/26
(d)
...... GBP 835 1,100,326
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 2,389 2,370,031
Picard Groupe SAS, 3.88%, 07/01/26
(d)
.... EUR 504 580,259
Quatrim SASU, 5.88%, 01/15/24
(d)
....... 900 1,051,113
SEG Holding LLC, 5.63%, 10/15/28
(b)
...... USD 120 125,700
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
669 716,365
US Foods, Inc., 4.75%, 02/15/29
(b)
....... 3,152 3,203,220
Walmart, Inc.
2.50%, 09/22/41 .................. 20 20,165

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Food & Staples Retailing (continued)
2.65%, 09/22/51 .................. USD 730 $ 746,385
28,641,737
Food Products — 0.4%
Chobani LLC
(b)
7.50%, 04/15/25 .................. 4,281 4,407,075
4.63%, 11/15/28 .................. 1,734 1,781,607
General Mills, Inc., 3.00%, 02/01/51 ...... 46 46,125
Health & Happiness H&H International Holdings
Ltd., 5.63%, 10/24/24
(d)
............. 430 429,140
JBS USA LUX SA, 3.75%, 12/01/31
(b)
...... 2,678 2,718,170
JDE Peet's NV, 1.38%, 01/15/27
(b)
........ 1,130 1,091,259
Knight Castle Investments Ltd., 7.99%,
01/23/21
(d)(f)(l)
................... 231 161,628
Kraft Heinz Foods Co.
3.75%, 04/01/30 .................. 1,600 1,727,080
5.00%, 07/15/35 .................. 603 737,674
6.88%, 01/26/39 .................. 2,541 3,734,588
4.63%, 10/01/39 .................. 1,024 1,202,671
6.50%, 02/09/40 .................. 1,215 1,728,030
5.00%, 06/04/42 .................. 3,010 3,744,312
5.20%, 07/15/45 .................. 986 1,253,672
4.38%, 06/01/46 .................. 5,204 6,093,886
4.88%, 10/01/49 .................. 9,738 12,230,366
5.50%, 06/01/50 .................. 13,225 17,905,137
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 .................. 661 715,533
4.13%, 01/31/30 .................. 1,267 1,300,183
4.38%, 01/31/32 .................. 1,824 1,881,036
Pilgrim's Pride Corp.
(b)
5.88%, 09/30/27 .................. 900 950,346
4.25%, 04/15/31 .................. 140 147,000
3.50%, 03/01/32 .................. 4,415 4,459,150
Post Holdings, Inc.
(b)
5.75%, 03/01/27 .................. 1,500 1,548,750
5.63%, 01/15/28 .................. 2,142 2,269,963
5.50%, 12/15/29 .................. 514 540,024
4.63%, 04/15/30 .................. 444 452,214
4.50%, 09/15/31 .................. 972 964,710
Premier Foods Finance plc, 3.50%, 10/15/26
(d)
GBP 569 761,506
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 3,620 3,565,700
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(d)
EUR 687 838,331
81,386,866
Gas Utilities — 0.0%
AmeriGas Partners LP
5.63%, 05/20/24 .................. USD 550 594,643
5.88%, 08/20/26 .................. 250 279,627
5.75%, 05/20/27 .................. 350 387,188
Atmos Energy Corp., 2.85%, 02/15/52 ..... 305 296,385
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ...................... 455 430,943
China Oil & Gas Group Ltd., 5.50%, 01/25/23
(d)
430 434,515
Infraestructura Energetica Nova SAB de CV,
4.75%, 01/15/51
(b)
................ 2,618 2,617,673
Promigas SA ESP, 3.75%, 10/16/29
(b)
...... 925 909,853
Suburban Propane Partners LP
5.88%, 03/01/27 .................. 800 826,000
5.00%, 06/01/31
(b)
................. 902 912,148
Superior Plus LP, 4.50%, 03/15/29
(b)
...... 170 174,733
7,863,708
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories
4.75%, 11/30/36 .................. 345 440,262
6.15%, 11/30/37 .................. 240 353,719
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Avantor Funding, Inc.
2.63%, 11/01/25
(d)
................. EUR 200 $ 232,817
4.63%, 07/15/28
(b)
................. USD 7,976 8,314,980
3.88%, 11/01/29
(b)
................. 1,508 1,524,452
Becton Dickinson and Co.
3.73%, 12/15/24 .................. 158 167,943
3.70%, 06/06/27 .................. 2,175 2,370,256
4.69%, 12/15/44 .................. 540 679,906
4.67%, 06/06/47 .................. 285 359,337
3.79%, 05/20/50 .................. 61 68,446
DH Europe Finance II SARL, 2.05%, 11/15/22 715 724,166
Hologic, Inc.
(b)
4.63%, 02/01/28 .................. 300 315,000
3.25%, 02/15/29 .................. 962 962,000
Medtronic, Inc., 4.38%, 03/15/35 ........ 35 43,055
Mozart Debt Merger Sub, Inc.
(b)
3.88%, 04/01/29 .................. 3,622 3,609,215
5.25%, 10/01/29 .................. 9,461 9,590,048
Ortho-Clinical Diagnostics, Inc.
(b)
7.38%, 06/01/25 .................. 5,484 5,785,620
7.25%, 02/01/28 .................. 5,898 6,340,350
Teleflex, Inc., 4.25%, 06/01/28
(b)
......... 1,117 1,150,722
Varex Imaging Corp., 7.88%, 10/15/27
(b)
.... 147 163,332
43,195,626
Health Care Providers & Services — 1.2%
180 Medical, Inc., 3.88%, 10/15/29
(b)
...... 1,063 1,076,288
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 .................. 2,301 2,418,512
5.00%, 04/15/29 .................. 3,095 3,180,113
AdaptHealth LLC
(b)
6.13%, 08/01/28 .................. 899 952,940
5.13%, 03/01/30 .................. 386 392,755
Aetna, Inc.
4.75%, 03/15/44 .................. 550 671,828
3.88%, 08/15/47 .................. 126 140,160
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 2,605 2,578,950
Akumin Escrow, Inc., 7.50%, 08/01/28
(b)
.... 446 418,125
Akumin, Inc., 7.00%, 11/01/25
(b)
......... 554 527,242
Anthem, Inc.
2.38%, 01/15/25 .................. 105 108,272
4.65%, 01/15/43 .................. 250 312,381
3.70%, 09/15/49 .................. 450 500,732
CAB SELAS, 3.38%, 02/01/28
(d)
......... EUR 714 811,805
Cano Health LLC, 6.25%, 10/01/28
(b)
...... USD 872 872,024
Centene Corp.
4.25%, 12/15/27 .................. 552 575,460
2.45%, 07/15/28 .................. 5,052 4,976,220
4.63%, 12/15/29 .................. 5,929 6,394,189
3.00%, 10/15/30 .................. 8,688 8,831,439
2.50%, 03/01/31 .................. 12,446 12,116,368
2.63%, 08/01/31 .................. 3,219 3,154,620
Chrome Bidco SASU, 3.50%, 05/31/28
(d)
.... EUR 1,468 1,683,846
Chrome Holdco SASU, 5.00%, 05/31/29
(d)
... 332 377,982
Cigna Corp.
4.13%, 11/15/25 .................. USD 400 437,447
6.13%, 11/15/41 .................. 140 201,762
4.90%, 12/15/48 .................. 580 749,432
3.40%, 03/15/50 .................. 155 160,882
CommonSpirit Health
3.35%, 10/01/29 .................. 500 531,690
2.78%, 10/01/30 .................. 225 230,292
3.91%, 10/01/50 .................. 440 489,516
Community Health Systems, Inc.
(b)
6.63%, 02/15/25 .................. 10,556 10,925,460
8.00%, 03/15/26 .................. 9,717 10,214,996

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.63%, 03/15/27 .................. USD 3,600 $ 3,809,988
8.00%, 12/15/27 .................. 400 432,000
6.00%, 01/15/29 .................. 5,391 5,748,154
6.88%, 04/15/29 .................. 273 278,119
6.13%, 04/01/30 .................. 1,702 1,683,823
CVS Health Corp.
3.50%, 07/20/22 .................. 2,370 2,396,508
1.30%, 08/21/27 .................. 160 155,108
4.30%, 03/25/28 .................. 789 885,406
1.88%, 02/28/31 .................. 3,235 3,103,681
5.13%, 07/20/45 .................. 1,050 1,364,857
5.05%, 03/25/48 .................. 530 692,942
DaVita, Inc., 4.63%, 06/01/30
(b)
......... 81 82,924
Encompass Health Corp.
4.50%, 02/01/28 .................. 566 582,272
4.75%, 02/01/30 .................. 4,043 4,164,290
4.63%, 04/01/31 .................. 1,444 1,469,270
HCA, Inc.
5.88%, 05/01/23 .................. 300 317,625
5.38%, 02/01/25 .................. 2,268 2,492,532
5.88%, 02/15/26 .................. 1,000 1,127,880
5.38%, 09/01/26 .................. 5,759 6,471,676
5.63%, 09/01/28 .................. 2,414 2,820,735
5.88%, 02/01/29 .................. 2,425 2,889,509
3.50%, 09/01/30 .................. 8,433 8,912,627
5.50%, 06/15/47 .................. 960 1,256,200
5.25%, 06/15/49 .................. 665 854,073
3.50%, 07/15/51 .................. 660 672,851
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 2,536 2,510,640
Humana, Inc., 2.15%, 02/03/32 ......... 255 246,568
Kaiser Foundation Hospitals, Series 2021,
2.81%, 06/01/41 ................. 299 300,615
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(d)(k)
GBP 800 1,078,785
Laboratoire Eimer Selas, 5.00%, 02/01/29
(d)
.. EUR 217 249,883
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 .................. USD 1,540 1,605,450
4.38%, 02/15/27 .................. 1,962 1,976,715
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
.... 3,264 3,247,680
MEDNAX, Inc., 6.25%, 01/15/27
(b)
........ 867 907,099
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/29
(b)
..................... 1,271 1,298,021
ModivCare, Inc., 5.88%, 11/15/25
(b)
....... 2,951 3,098,550
Molina Healthcare, Inc.
(b)
4.38%, 06/15/28 .................. 2,654 2,733,620
3.88%, 11/15/30 .................. 1,428 1,481,550
3.88%, 05/15/32 .................. 2,538 2,553,862
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 1,533 1,536,833
Owens & Minor, Inc., 4.50%, 03/31/29
(b)
.... 480 492,000
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 5,756 6,101,360
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 649 685,798
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
... 355 358,106
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 2,130 2,256,192
Surgery Center Holdings, Inc.
(b)
6.75%, 07/01/25 .................. 5,077 5,115,077
10.00%, 04/15/27 ................. 4,850 5,153,125
Sutter Health
Series 20A, 2.29%, 08/15/30 ......... 870 868,737
Series 20A, 3.36%, 08/15/50 ......... 244 255,674
Team Health Holdings, Inc., 6.38%, 02/01/25
(b)
432 406,620
Tenet Healthcare Corp.
4.63%, 07/15/24 .................. 466 471,825
4.63%, 09/01/24
(b)
................. 1,371 1,401,847
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
7.50%, 04/01/25
(b)
................. USD 1,506 $ 1,584,990
4.88%, 01/01/26
(b)
................. 8,341 8,567,291
6.25%, 02/01/27
(b)
................. 2,524 2,612,340
5.13%, 11/01/27
(b)
................. 7,002 7,290,833
4.63%, 06/15/28
(b)
................. 234 240,435
6.13%, 10/01/28
(b)
................. 3,804 4,017,823
4.25%, 06/01/29
(b)
................. 1,517 1,540,498
UnitedHealth Group, Inc.
3.50%, 08/15/39 .................. 775 859,314
2.75%, 05/15/40 .................. 345 350,237
4.75%, 07/15/45 .................. 440 575,992
4.25%, 06/15/48 .................. 510 631,741
3.70%, 08/15/49 .................. 400 460,281
3.25%, 05/15/51 .................. 180 194,729
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
..................... 375 392,813
Vizient, Inc., 6.25%, 05/15/27
(b)
......... 2,284 2,383,925
211,774,252
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00%, 10/15/26 .................. 1,065 1,092,956
5.00%, 05/15/27 .................. 5,901 6,109,306
7,202,262
Hotels, Restaurants & Leisure — 1.4%
1011778 BC ULC
(b)
5.75%, 04/15/25 .................. 2,266 2,350,975
3.88%, 01/15/28 .................. 2,630 2,663,559
4.38%, 01/15/28 .................. 3,121 3,183,420
4.00%, 10/15/30 .................. 1,013 995,272
Accor SA
(d)
(EUR Swap Annual 5 Year + 4.56%),
4.37%
(a)(k)
..................... EUR 600 694,200
0.70%, 12/07/27
(i)
................. 892 523,954
Affinity Gaming, 6.88%, 12/15/27
(b)
....... USD 1,277 1,328,080
Boyd Gaming Corp.
8.63%, 06/01/25
(b)
................. 495 530,402
4.75%, 12/01/27 .................. 1,104 1,126,080
4.75%, 06/15/31
(b)
................. 4,025 4,105,500
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 2,540 2,616,200
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(d)
.......... EUR 225 259,680
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 .................. USD 13,798 14,482,726
8.13%, 07/01/27 .................. 10,382 11,497,442
4.63%, 10/15/29 .................. 5,116 5,116,000
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
..................... 5,952 6,215,763
Carnival Corp.
10.13%, 02/01/26
(d)
................ EUR 915 1,176,683
10.50%, 02/01/26
(b)
................ USD 3,442 3,929,026
7.63%, 03/01/26
(d)
................. EUR 636 760,290
5.75%, 03/01/27
(b)
................. USD 6,235 6,235,000
9.88%, 08/01/27
(b)
................. 4,462 5,098,794
4.00%, 08/01/28
(b)
................. 9,895 9,820,788
6.00%, 05/01/29
(b)
................. 4,151 4,130,245
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... 1,275 1,327,594
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 5,048 5,224,680
6.50%, 10/01/28 .................. 435 463,275
Champion Path Holdings Ltd., 4.85%,
01/27/28
(d)
..................... 4,311 4,104,341
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 6,993 7,202,790
4.75%, 01/15/28 .................. 2,982 3,086,370

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cirsa Finance International SARL
(d)
4.75%, 05/22/25 .................. EUR 1,133 $ 1,278,639
4.50%, 03/15/27 .................. 274 304,930
Codere Finance 2 Luxembourg SA
(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(d)(e)
................... 1,115 1,321,769
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(d)
................... 159 173,075
13.63%, (13.63% Cash or 13.63% PIK),
11/30/27
(a)(b)
................... USD 135 128,470
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 .................. GBP 619 837,864
4.50%, 08/28/27 .................. 482 653,750
Empire Resorts, Inc., 7.75%, 11/01/26
(b)
.... USD 1,179 1,184,895
Everi Holdings, Inc., 5.00%, 07/15/29
(b)
..... 546 551,460
Expedia Group, Inc.
3.60%, 12/15/23 .................. 1,510 1,568,856
6.25%, 05/01/25
(b)
................. 308 347,474
2.95%, 03/15/31 .................. 890 888,736
Fortune Star BVI Ltd.
(d)
5.95%, 01/29/23 .................. 630 636,048
6.75%, 07/02/23 .................. 8,490 8,639,424
6.85%, 07/02/24 .................. 558 572,787
5.95%, 10/19/25 .................. 4,998 5,008,496
5.05%, 01/27/27 .................. 4,930 4,683,993
Gamma Bidco SpA
(d)
5.13%, 07/15/25 .................. EUR 380 434,793
6.25%, 07/15/25 .................. 1,139 1,330,208
Genting New York LLC, 3.30%, 02/15/26
(b)
.. USD 632 625,872
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
.... 5,941 5,941,000
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(b)
................. 1,228 1,277,857
5.75%, 05/01/28
(b)
................. 1,614 1,724,430
4.88%, 01/15/30 .................. 4,143 4,427,831
4.00%, 05/01/31
(b)
................. 1,656 1,693,326
Hilton Grand Vacations Borrower Escrow LLC
(b)
5.00%, 06/01/29 .................. 380 389,500
4.88%, 07/01/31 .................. 262 262,000
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ...................... 1,175 1,210,250
International Game Technology plc
6.50%, 02/15/25
(b)
................. 1,000 1,085,000
4.13%, 04/15/26
(b)
................. 205 211,164
3.50%, 06/15/26
(d)
................. EUR 200 232,083
5.25%, 01/15/29
(b)
................. USD 310 328,461
IRB Holding Corp., 7.00%, 06/15/25
(b)
..... 490 518,405
Jacobs Entertainment, Inc., 7.88%, 02/01/24
(b)
40 40,800
KFC Holding Co., 4.75%, 06/01/27
(b)
...... 525 542,719
Life Time, Inc.
(b)
5.75%, 01/15/26 .................. 2,132 2,206,620
8.00%, 04/15/26 .................. 1,212 1,270,079
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
1,336 1,292,580
Marriott Ownership Resorts, Inc., 6.13%,
09/15/25
(b)
..................... 310 323,175
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(d)
................. 425 414,721
5.63%, 07/17/27
(d)
................. 630 622,440
5.38%, 12/04/29
(d)
................. 431 416,265
5.38%, 12/04/29
(b)
................. 400 386,325
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
600 624,000
MGM China Holdings Ltd., 5.25%, 06/18/25
(d)
. 4,116 4,064,036
MGM Resorts International
7.75%, 03/15/22 .................. 4,734 4,793,175
6.00%, 03/15/23 .................. 5,798 6,058,910
5.75%, 06/15/25 .................. 261 280,901
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(a)(d)(j)
........... EUR 250 $ 292,277
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 2,139 2,149,695
NCL Corp. Ltd.
(b)
10.25%, 02/01/26 ................. 455 529,229
5.88%, 03/15/26 .................. 2,260 2,249,988
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 3,181 3,133,285
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
..................... 1,734 1,872,720
Penn National Gaming, Inc., 4.13%, 07/01/29
(b)
688 667,360
Powdr Corp., 6.00%, 08/01/25
(b)
......... 1,443 1,500,720
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 .................. 700 694,533
5.88%, 09/01/31 .................. 888 891,081
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,501 1,516,010
Royal Caribbean Cruises Ltd.
(b)
10.88%, 06/01/23 ................. 747 816,101
9.13%, 06/15/23 .................. 1,114 1,178,055
11.50%, 06/01/25 ................. 2,600 2,912,000
5.50%, 08/31/26 .................. 982 998,498
5.50%, 04/01/28 .................. 3,561 3,602,165
Scientific Games International, Inc.
(b)
8.63%, 07/01/25 .................. 1,982 2,115,785
5.00%, 10/15/25 .................. 1,998 2,056,941
8.25%, 03/15/26 .................. 3,658 3,850,045
7.00%, 05/15/28 .................. 1,055 1,123,575
7.25%, 11/15/29 .................. 475 529,625
Sisal Group SpA, 7.00%, 07/31/23
(d)
...... EUR 935 1,065,817
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
USD 6,755 7,213,952
Station Casinos LLC, 4.63%, 12/01/31
(b)
.... 1,835 1,850,047
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 .................. GBP 1,111 1,526,351
8.25%, 07/31/25 .................. 1,102 1,511,749
Studio City Finance Ltd.
6.00%, 07/15/25
(d)
................. USD 800 772,150
6.00%, 07/15/25
(b)
................. 200 193,037
5.00%, 01/15/29
(b)
................. 3,270 2,937,482
Travel + Leisure Co.
6.63%, 07/31/26
(b)
................. 802 889,290
6.00%, 04/01/27
(e)
................. 500 543,385
4.63%, 03/01/30
(b)
................. 134 134,670
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
...... 954 992,160
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 1,358 1,356,303
VOC Escrow Ltd., 5.00%, 02/15/28
(b)
...... 600 594,000
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 1,251 1,288,530
Wynn Las Vegas LLC
(b)
4.25%, 05/30/23 .................. 300 302,250
5.50%, 03/01/25 .................. 750 772,500
5.25%, 05/15/27 .................. 2,243 2,293,064
Wynn Macau Ltd.
4.88%, 10/01/24
(b)
................. 250 234,344
5.50%, 01/15/26
(d)
................. 4,974 4,625,820
5.63%, 08/26/28
(b)
................. 540 497,137
5.13%, 12/15/29
(b)
................. 650 578,500
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 .................. 1,855 1,945,431
5.13%, 10/01/29 .................. 4,613 4,682,195
Yum! Brands, Inc.
7.75%, 04/01/25
(b)
................. 2,131 2,245,541
4.75%, 01/15/30
(b)
................. 3,298 3,570,085
3.63%, 03/15/31 .................. 1,000 996,250
4.63%, 01/31/32 .................. 283 300,722

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.35%, 11/01/43 .................. USD 48 $ 53,078
264,704,249
Household Durables — 0.3%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 .................. 1,009 996,387
4.63%, 04/01/30 .................. 768 754,560
Beazer Homes USA, Inc., 5.88%, 10/15/27 .. 100 104,625
Brookfield Residential Properties, Inc.
(b)
6.25%, 09/15/27 .................. 556 580,353
5.00%, 06/15/29 .................. 1,588 1,589,111
4.88%, 02/15/30 .................. 3,480 3,559,379
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
2,805 2,945,250
Century Communities, Inc.
6.75%, 06/01/27 .................. 100 105,500
3.88%, 08/15/29
(b)
................. 330 332,475
Empire Communities Corp., 7.00%, 12/15/25
(b)
280 289,800
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 700 728,000
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
..................... 2,464 2,574,880
KB Home, 6.88%, 06/15/27 ............ 650 762,125
LGI Homes, Inc., 4.00%, 07/15/29
(b)
....... 3,056 3,044,540
M/I Homes, Inc., 4.95%, 02/01/28 ........ 1,435 1,492,400
Mattamy Group Corp.
(b)
5.25%, 12/15/27 .................. 520 546,910
4.63%, 03/01/30 .................. 1,433 1,459,439
Meritage Homes Corp., 5.13%, 06/06/27 .... 745 820,483
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
520 530,400
Newell Brands, Inc.
4.88%, 06/01/25 .................. 174 189,660
4.70%, 04/01/26
(e)
................. 500 545,127
5.87%, 04/01/36
(e)
................. 200 246,500
6.00%, 04/01/46
(e)
................. 814 1,044,395
Nobel Bidco BV, 3.13%, 06/15/28
(d)
....... EUR 582 646,870
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
USD 3,344 3,494,480
Shea Homes LP
(b)
4.75%, 02/15/28 .................. 500 511,250
4.75%, 04/01/29 .................. 250 254,750
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 2,239 2,152,138
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 .................. 300 336,000
5.75%, 01/15/28 .................. 225 251,438
5.13%, 08/01/30 .................. 61 67,100
Tempur Sealy International, Inc.
(b)
4.00%, 04/15/29 .................. 3,933 4,001,828
3.88%, 10/15/31 .................. 2,226 2,230,207
Toll Brothers Finance Corp., 4.35%, 02/15/28 . 80 87,600
TopBuild Corp.
(b)
3.63%, 03/15/29 .................. 420 423,150
4.13%, 02/15/32 .................. 800 821,000
TRI Pointe Group, Inc., 5.88%, 06/15/24 .... 1,665 1,812,769
TRI Pointe Homes, Inc.
5.25%, 06/01/27 .................. 2,050 2,201,187
5.70%, 06/15/28 .................. 493 542,300
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
..................... 2,670 2,756,775
47,833,141
Household Products — 0.0%
Central Garden & Pet Co.
4.13%, 10/15/30 .................. 1,154 1,164,098
4.13%, 04/30/31
(b)
................. 1,491 1,498,455
Energizer Holdings, Inc.
(b)
4.75%, 06/15/28 .................. 1,014 1,035,547
4.38%, 03/31/29 .................. 108 105,403
Security
Par (000)
Par (000) Value
Household Products (continued)
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... USD 1,630 $ 1,617,266
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
..................... 410 405,010
Spectrum Brands, Inc.
(b)
5.00%, 10/01/29 .................. 340 356,575
5.50%, 07/15/30 .................. 946 1,014,585
3.88%, 03/15/31 .................. 524 517,450
7,714,389
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)
1.38%, 01/15/26 .................. 1,345 1,305,263
2.45%, 01/15/31 .................. 860 837,903
Calpine Corp.
(b)
5.25%, 06/01/26 .................. 1,581 1,622,090
4.50%, 02/15/28 .................. 1,800 1,867,500
5.13%, 03/15/28 .................. 13,140 13,339,203
4.63%, 02/01/29 .................. 200 197,250
5.00%, 02/01/31 .................. 1,030 1,030,000
3.75%, 03/01/31 .................. 207 199,496
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 .................. 2,246 2,361,107
3.75%, 01/15/32 .................. 2,361 2,343,293
Colbun SA, 3.15%, 01/19/32
(b)
.......... 3,740 3,692,783
InterGen NV, 7.00%, 06/30/23
(b)
......... 500 496,250
Talen Energy Supply LLC, 6.63%, 01/15/28
(b)
. 300 263,250
29,555,388
Industrial Conglomerates — 0.0%
Alfa SAB de CV
6.88%, 03/25/44
(b)
................. 753 983,841
6.88%, 03/25/44
(d)
................. 387 505,640
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 .............. 2,110 2,517,990
Roper Technologies, Inc.
3.65%, 09/15/23 .................. 350 364,337
1.75%, 02/15/31 .................. 320 300,481
4,672,289
Insurance — 0.7%
Acrisure LLC, 6.00%, 08/01/29
(b)
......... 1,576 1,556,300
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 .................. 10,992 10,992,000
6.75%, 10/15/27 .................. 12,766 13,244,725
5.88%, 11/01/29 .................. 8,200 8,342,680
Allianz SE
(a)(b)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%),
3.50% ....................... 26,200 26,232,750
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%),
3.20% ....................... 10,600 10,176,000
American International Group, Inc.
3.40%, 06/30/30 .................. 1,060 1,146,245
4.50%, 07/16/44 .................. 905 1,114,553
4.80%, 07/10/45 .................. 355 454,872
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 1,910 1,929,100
Aon Corp.
3.75%, 05/02/29 .................. 550 602,915
2.60%, 12/02/31 .................. 765 778,305
Aon plc, 4.60%, 06/14/44 ............. 365 447,957
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b)(j)
.......... 566 596,239
Asahi Mutual Life Insurance Co., (USD Swap
Semi 5 Year + 4.59%), 6.50%
(a)(d)(k)
...... 3,560 3,755,800
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
... 1,121 1,090,172

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
BroadStreet Partners, Inc., 5.88%, 04/15/29
(b)
USD 1,070 $ 1,051,275
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(d)(k)
.................... GBP 1,500 1,949,417
Galaxy Bidco Ltd., 6.50%, 07/31/26
(d)
...... 1,567 2,182,946
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 2,161 2,242,038
Hartford Financial Services Group, Inc. (The),
2.90%, 09/15/51 ................. 75 73,897
Heungkuk Life Insurance Co. Ltd., (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 2.47%), 4.48%
(a)(d)(k)
........... 1,091 1,097,341
Highlands Holdings Bond Issuer Ltd., 7.63%,
10/15/25
(b)
..................... 25 26,727
HUB International Ltd., 7.00%, 05/01/26
(b)
... 8,054 8,275,485
Just Group plc, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.27%), 5.00%
(a)(d)(k)
GBP 550 725,246
Legal & General Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.38%), 5.63%
(a)(d)(k)
............... 2,175 3,242,048
Liberty Mutual Group, Inc.
(a)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%),
4.12%, 12/15/51
(b)
............... USD 11,150 11,122,125
(EUR Swap Annual 5 Year + 3.70%), 3.63%,
05/23/59
(d)
.................... EUR 300 351,797
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 .................. USD 1,175 1,339,378
2.38%, 12/15/31 .................. 160 161,518
NFP Corp.
(b)
4.88%, 08/15/28 .................. 4,486 4,530,860
6.88%, 08/15/28 .................. 10,089 10,115,030
Prudential Financial, Inc.
3.91%, 12/07/47 .................. 265 307,688
3.94%, 12/07/49 .................. 105 122,480
4.35%, 02/25/50 .................. 230 286,897
QBE Insurance Group Ltd., (USD Swap Rate
10 Year + 4.40%), 5.87%, 06/17/46
(a)(d)
... 677 748,197
Societa Cattolica di Assicurazioni SC,
(EURIBOR 3 Month + 4.46%), 4.25%,
12/14/47
(a)(d)
.................... EUR 800 1,030,776
Teachers Insurance & Annuity Association of
America, 4.27%, 05/15/47
(b)
.......... USD 475 573,719
Travelers Cos., Inc. (The), 2.55%, 04/27/50 .. 260 247,187
134,264,685
Interactive Media & Services — 0.0%
Alphabet, Inc.
1.90%, 08/15/40 .................. 730 664,739
2.05%, 08/15/50 .................. 335 298,965
J2 Global, Inc., 4.63%, 10/15/30
(b)
........ 2,651 2,718,972
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
..................... 1,069 1,042,275
Tencent Holdings Ltd., 3.84%, 04/22/51
(b)
... 460 482,126
Twitter, Inc., 3.88%, 12/15/27
(b)
.......... 2,849 2,969,028
8,176,105
Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 . 625 580,469
Amazon.com, Inc.
3.15%, 08/22/27 .................. 525 567,011
3.88%, 08/22/37 .................. 1,075 1,263,484
4.05%, 08/22/47 .................. 245 297,049
2.50%, 06/03/50 .................. 360 342,769
3.10%, 05/12/51 .................. 654 698,225
2.70%, 06/03/60 .................. 295 284,264
3.25%, 05/12/61 .................. 895 963,418
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... 3,907 3,819,092
Security
Par (000)
Par (000) Value
Internet & Direct Marketing Retail (continued)
Go Daddy Operating Co. LLC
(b)
5.25%, 12/01/27 .................. USD 1,328 $ 1,372,820
3.50%, 03/01/29 .................. 960 952,651
HSE Finance SARL, 5.63%, 10/15/26
(d)
.... EUR 1,001 1,165,137
Match Group Holdings II LLC
(b)
5.00%, 12/15/27 .................. USD 300 312,000
4.63%, 06/01/28 .................. 4,160 4,328,064
5.63%, 02/15/29 .................. 1,965 2,102,550
4.13%, 08/01/30 .................. 2,334 2,357,340
3.63%, 10/01/31 .................. 1,842 1,789,042
MercadoLibre, Inc., 2.38%, 01/14/26 ...... 11 10,643
Millennium Escrow Corp., 6.63%, 08/01/26
(b)
. 350 350,875
QVC, Inc.
4.38%, 03/15/23 .................. 200 206,000
4.85%, 04/01/24 .................. 200 213,527
4.45%, 02/15/25 .................. 250 263,750
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(d)(k)
.............. EUR 925 1,035,210
Very Group Funding plc (The), 6.50%,
08/01/26
(d)
..................... GBP 1,418 1,911,081
27,186,471
IT Services — 0.4%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. USD 4,676 4,652,620
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 729 723,533
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... 1,306 1,305,321
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
...... 544 561,680
Banff Merger Sub, Inc., 8.38%, 09/01/26
(d)
... EUR 720 853,124
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
USD 2,332 2,328,945
Booz Allen Hamilton, Inc.
(b)
3.88%, 09/01/28 .................. 3,231 3,287,542
4.00%, 07/01/29 .................. 4,404 4,548,826
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 5,124 5,297,191
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 .................. 968 938,960
5.63%, 09/15/28 .................. 1,358 1,338,730
Centurion Bidco SpA, 5.88%, 09/30/26
(d)
.... EUR 785 918,300
Cogent Communications Group, Inc., 3.50%,
05/01/26
(b)
..................... USD 370 375,802
Endure Digital, Inc., 6.00%, 02/15/29
(b)
..... 1,103 1,025,790
Fidelity National Information Services, Inc.,
3.10%, 03/01/41 ................. 365 368,538
Fiserv, Inc.
3.50%, 07/01/29 .................. 10 10,754
2.65%, 06/01/30 .................. 755 766,095
4.40%, 07/01/49 .................. 225 268,053
Gartner, Inc.
(b)
4.50%, 07/01/28 .................. 4,484 4,683,022
3.63%, 06/15/29 .................. 2,595 2,623,675
3.75%, 10/01/30 .................. 5,203 5,319,547
Global Payments, Inc.
1.20%, 03/01/26 .................. 955 926,983
3.20%, 08/15/29 .................. 1,300 1,354,028
4.15%, 08/15/49 .................. 475 541,817
International Business Machines Corp.
4.15%, 05/15/39 .................. 600 692,904
4.00%, 06/20/42 .................. 25 28,755
4.25%, 05/15/49 .................. 665 806,552
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... 1,842 1,897,260
Mastercard, Inc.
1.90%, 03/15/31 .................. 230 231,255
3.85%, 03/26/50 .................. 160 192,290
MoneyGram International, Inc., 5.38%,
08/01/26
(b)
..................... 807 819,105
Nexi SpA, 0.00%, 02/24/28
(d)(i)(n)
......... EUR 600 641,565

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
Northwest Fiber LLC
(b)
4.75%, 04/30/27 .................. USD 1,946 $ 1,926,540
6.00%, 02/15/28 .................. 1,475 1,445,500
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 455 460,561
3.25%, 06/01/50 .................. 705 755,121
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 295 303,850
Square, Inc., 3.50%, 06/01/31
(b)
......... 4,496 4,608,400
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 1,215 1,257,525
Twilio, Inc., 3.88%, 03/15/31 ........... 2,539 2,563,628
Unisys Corp., 6.88%, 11/01/27
(b)
......... 1,630 1,764,475
United Group BV
(d)
4.88%, 07/01/24 .................. EUR 866 993,943
4.00%, 11/15/27 .................. 1,411 1,590,359
4.63%, 08/15/28 .................. 742 843,640
68,842,104
Leisure Products — 0.1%
Mattel, Inc.
5.88%, 12/15/27
(b)
................. USD 4,409 4,739,499
3.75%, 04/01/29
(b)
................. 1,953 2,023,796
6.20%, 10/01/40 .................. 991 1,282,225
5.45%, 11/01/41 .................. 1,769 2,111,744
10,157,264
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 .................. 1,754 1,824,160
3.75%, 03/15/29 .................. 347 350,470
4.00%, 03/15/31 .................. 1,058 1,084,037
PRA Health Sciences, Inc., 2.88%, 07/15/26 . 3,341 3,345,176
Syneos Health, Inc., 3.63%, 01/15/29 ..... 4,247 4,193,913
10,797,756
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
.. 360 374,400
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
..................... 1,189 1,197,917
Colfax Corp., 6.38%, 02/15/26
(b)
......... 1,853 1,915,539
Daimler Trucks Finance North America LLC,
2.00%, 12/14/26
(b)
................ 620 622,645
Deere & Co., 3.75%, 04/15/50 .......... 25 29,528
EnPro Industries, Inc., 5.75%, 10/15/26 .... 559 584,155
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
... 4,018 4,078,270
Hillenbrand, Inc., 3.75%, 03/01/31 ........ 400 401,000
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
.......... 2,542 2,669,100
IMA Industria Macchine Automatiche SpA
(d)
3.75%, 01/15/28 .................. EUR 677 764,054
(EURIBOR 3 Month + 4.00%), 4.00%,
01/15/28
(a)
.................... 585 666,061
Meritor, Inc., 4.50%, 12/15/28
(b)
......... USD 567 568,417
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
783 790,830
Novafives SAS, 5.00%, 06/15/25
(d)
....... EUR 787 841,120
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 862,749
Otis Worldwide Corp.
3.11%, 02/15/40 .................. 108 110,781
3.36%, 02/15/50 .................. 10 10,538
Renk AG, 5.75%, 07/15/25
(d)
........... EUR 709 838,274
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 1,156 1,179,120
Schenck Process Holding GmbH, 5.38%,
06/15/23
(d)
..................... EUR 788 895,353
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
. USD 658 701,592
Terex Corp., 5.00%, 05/15/29
(b)
......... 4,115 4,228,163
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 5,610 5,694,150
Titan International, Inc., 7.00%, 04/30/28 ... 371 395,115
Security
Par (000)
Par (000) Value
Machinery (continued)
TK Elevator Holdco GmbH
6.63%, 07/15/28
(d)
................. EUR 630 $ 755,583
7.63%, 07/15/28
(b)
................. USD 3,551 3,804,009
TK Elevator Midco GmbH, 4.38%, 07/15/27
(d)
. EUR 1,148 1,349,475
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 8,539 8,976,624
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 2,282 2,304,820
47,609,382
Marine — 0.0%
CMA CGM SA, 7.50%, 01/15/26
(d)
........ EUR 1,100 1,377,976
Danaos Corp., 8.50%, 03/01/28
(b)
........ USD 1,474 1,614,030
Seaspan Corp., 5.50%, 08/01/29
(b)
....... 2,894 2,908,470
5,900,476
Media — 1.5%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
..................... 825 864,187
Altice Financing SA
2.25%, 01/15/25
(d)
................. EUR 1,003 1,113,146
3.00%, 01/15/28
(d)
................. 376 405,153
5.00%, 01/15/28
(b)
................. USD 6,698 6,536,511
4.25%, 08/15/29
(d)
................. EUR 471 523,900
5.75%, 08/15/29
(b)
................. USD 8,879 8,790,210
AMC Networks, Inc.
5.00%, 04/01/24 .................. 266 267,995
4.75%, 08/01/25 .................. 1,561 1,594,171
4.25%, 02/15/29 .................. 940 934,125
Audacy Capital Corp., 6.75%, 03/31/29
(b)
... 179 174,877
Beasley Mezzanine Holdings LLC, 8.63%,
02/01/26
(b)
..................... 1,110 1,096,125
Block Communications, Inc., 4.88%, 03/01/28
(b)
1,221 1,221,000
Cable One, Inc., 4.00%, 11/15/30
(b)
....... 821 804,580
Charter Communications Operating LLC
4.46%, 07/23/22 .................. 2,670 2,709,409
4.50%, 02/01/24 .................. 655 696,580
2.80%, 04/01/31 .................. 255 252,321
6.38%, 10/23/35 .................. 810 1,046,314
6.48%, 10/23/45 .................. 1,840 2,512,680
5.75%, 04/01/48 .................. 100 124,706
5.13%, 07/01/49 .................. 905 1,049,773
3.85%, 04/01/61 .................. 455 429,069
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,352 2,440,200
Clear Channel Outdoor Holdings, Inc.
(b)
7.75%, 04/15/28 .................. 4,296 4,596,720
7.50%, 06/01/29 .................. 7,037 7,511,998
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27
(b)
................ 14,453 14,955,386
Comcast Corp.
3.15%, 03/01/26 .................. 2,725 2,905,434
2.35%, 01/15/27 .................. 300 310,707
4.15%, 10/15/28 .................. 1,232 1,398,605
2.65%, 02/01/30 .................. 225 233,346
4.60%, 10/15/38 .................. 200 242,676
3.75%, 04/01/40 .................. 1,000 1,119,526
4.00%, 08/15/47 .................. 240 276,046
2.80%, 01/15/51 .................. 1,705 1,642,601
2.89%, 11/01/51
(b)
................. 2,548 2,466,428
CSC Holdings LLC
5.25%, 06/01/24 .................. 4,991 5,190,640
5.50%, 04/15/27
(b)
................. 970 1,002,738
5.38%, 02/01/28
(b)
................. 4,003 4,144,586
6.50%, 02/01/29
(b)
................. 3,885 4,156,950
5.75%, 01/15/30
(b)
................. 1,015 1,011,194
4.13%, 12/01/30
(b)
................. 5,763 5,626,129
4.63%, 12/01/30
(b)
................. 7,561 7,154,596

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
3.38%, 02/15/31
(b)
................. USD 980 $ 917,525
4.50%, 11/15/31
(b)
................. 2,813 2,777,837
Cumulus Media New Holdings, Inc., 6.75%,
07/01/26
(b)
..................... 1,500 1,556,250
DIRECTV Holdings LLC, 5.88%, 08/15/27
(b)
.. 6,521 6,675,613
DISH DBS Corp.
5.88%, 07/15/22 .................. 6,903 7,015,174
5.88%, 11/15/24 .................. 1,700 1,746,342
7.75%, 07/01/26 .................. 3,115 3,286,325
5.25%, 12/01/26
(b)
................. 10,249 10,410,780
7.38%, 07/01/28 .................. 1,875 1,898,438
5.75%, 12/01/28
(b)
................. 9,161 9,252,610
5.13%, 06/01/29 .................. 2,119 1,928,290
Fox Corp.
3.67%, 01/25/22 .................. 65 65,128
3.05%, 04/07/25 .................. 575 603,569
GCI LLC, 4.75%, 10/15/28
(b)
........... 2,263 2,322,404
Gray Escrow II, Inc., 5.38%, 11/15/31
(b)
..... 405 416,644
Gray Television, Inc.
(b)
7.00%, 05/15/27 .................. 505 539,719
4.75%, 10/15/30 .................. 250 248,437
Grupo Televisa SAB, 5.25%, 05/24/49 ..... 200 249,850
Houghton Mifflin Harcourt Publishers, Inc.,
9.00%, 02/15/25
(b)
................ 150 156,750
iHeartCommunications, Inc.
8.38%, 05/01/27 .................. 239 251,987
5.25%, 08/15/27
(b)
................. 214 222,582
4.75%, 01/15/28
(b)
................. 475 481,707
Interpublic Group of Cos., Inc. (The), 3.38%,
03/01/41 ...................... 180 185,324
Lamar Media Corp., 4.00%, 02/15/30 ...... 958 971,891
LCPR Senior Secured Financing DAC
(b)
6.75%, 10/15/27 .................. 3,161 3,319,050
5.13%, 07/15/29 .................. 3,590 3,607,950
Mav Acquisition Corp., 5.75%, 08/01/28
(b)
... 300 297,000
Midas OpCo Holdings LLC, 5.63%, 08/15/29
(b)
1,577 1,614,454
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 570,620
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 700 737,884
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 2,955 3,023,792
4.25%, 01/15/29 .................. 731 732,331
Quebecor Media, Inc., 5.75%, 01/15/23 .... 3,380 3,515,200
Radiate Holdco LLC
(b)
4.50%, 09/15/26 .................. 6,207 6,269,070
6.50%, 09/15/28 .................. 11,740 11,793,241
Scripps Escrow II, Inc., 3.88%, 01/15/29
(b)
... 128 127,840
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
..................... 2,859 2,708,902
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 .................. 4,137 4,138,200
5.00%, 08/01/27 .................. 1,192 1,238,893
4.00%, 07/15/28 .................. 4,419 4,443,702
5.50%, 07/01/29 .................. 4,563 4,916,633
4.13%, 07/01/30 .................. 78 78,000
3.88%, 09/01/31 .................. 6,994 6,857,267
Spanish Broadcasting System, Inc., 9.75%,
03/01/26
(b)
..................... 264 271,590
Summer BC Bidco B LLC, 5.50%, 10/31/26
(b)
. 200 204,744
Summer BC Holdco A SARL, 9.25%, 10/31/27
(d)
EUR 631 773,686
Summer BC Holdco B SARL, 5.75%, 10/31/26
(d)
1,919 2,271,867
Summer BidCo BV
(d)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ..................... 338 392,158
Security
Par (000)
Par (000) Value
Media (continued)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
.................... EUR 754 $ 874,883
TEGNA, Inc.
4.75%, 03/15/26
(b)
................. USD 585 608,400
4.63%, 03/15/28 .................. 750 758,092
5.00%, 09/15/29 .................. 3,350 3,425,375
Tele Columbus AG, 3.88%, 05/02/25
(d)
..... EUR 941 1,055,259
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 3,600 3,708,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
. 4,150 4,485,195
Townsquare Media, Inc., 6.88%, 02/01/26
(b)
.. 2,244 2,381,445
Univision Communications, Inc.
(b)
5.13%, 02/15/25 .................. 3,353 3,386,530
6.63%, 06/01/27 .................. 1,333 1,436,307
UPC Broadband Finco BV, 4.88%, 07/15/31
(b)
. 4,428 4,516,560
UPC Holding BV
5.50%, 01/15/28
(b)
................. 400 415,000
3.88%, 06/15/29
(d)
................. EUR 700 811,893
UPCB Finance VII Ltd., 3.63%, 06/15/29
(d)
... 1,756 2,039,190
ViacomCBS, Inc.
4.38%, 03/15/43 .................. USD 592 673,507
5.85%, 09/01/43 .................. 229 308,465
4.95%, 05/19/50 .................. 77 98,156
(LIBOR USD 3 Month + 3.90%), 6.25%,
02/28/57
(a)
.................... 450 506,812
Videotron Ltd.
(b)
5.38%, 06/15/24 .................. 400 428,000
5.13%, 04/15/27 .................. 569 586,070
3.63%, 06/15/29 .................. 2,069 2,079,345
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(d)
................ GBP 567 767,285
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 5,887 5,931,417
Ziggo Bond Co. BV
(b)
6.00%, 01/15/27 .................. 783 806,490
5.13%, 02/28/30 .................. 2,365 2,376,825
Ziggo BV
(b)
5.50%, 01/15/27 .................. 4,992 5,129,280
4.88%, 01/15/30 .................. 3,455 3,543,448
272,755,817
Metals & Mining — 0.7%
ABJA Investment Co. Pte. Ltd., 5.95%,
07/31/24
(d)
..................... 3,359 3,636,117
Allegheny Technologies, Inc.
5.88%, 12/01/27 .................. 25 26,063
4.88%, 10/01/29 .................. 769 769,769
5.13%, 10/01/31 .................. 867 873,502
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... 1,245 1,249,731
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,540 1,463,289
Arconic Corp.
(b)
6.00%, 05/15/25 .................. 1,922 2,008,490
6.13%, 02/15/28 .................. 4,386 4,667,581
Barrick North America Finance LLC, 5.75%,
05/01/43 ...................... 30 40,759
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 41 54,220
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 9,547 10,322,694
Cleveland-Cliffs, Inc.
(b)
9.88%, 10/17/25 .................. 1,322 1,496,226
4.63%, 03/01/29 .................. 200 204,000
Commercial Metals Co., 5.38%, 07/15/27 ... 104 108,160
Constellium SE
(b)
5.88%, 02/15/26 .................. 4,305 4,361,955
5.63%, 06/15/28 .................. 1,468 1,543,646
3.75%, 04/15/29 .................. 6,302 6,200,506

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
FMG Resources August 2006 Pty. Ltd.
(b)
5.13%, 05/15/24 .................. USD 545 $ 577,700
4.50%, 09/15/27 .................. 595 633,675
Freeport-McMoRan, Inc.
4.38%, 08/01/28 .................. 3,038 3,186,102
5.40%, 11/14/34 .................. 168 204,540
5.45%, 03/15/43 .................. 8,453 10,626,182
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 3,085 3,230,188
Glencore Funding LLC, 2.63%, 09/23/31
(b)
... 705 685,169
Gold Fields Orogen Holdings BVI Ltd., 5.13%,
05/15/24
(b)
..................... 4,309 4,589,893
Industrias Penoles SAB de CV, 4.75%,
08/06/50
(b)
..................... 1,835 2,005,081
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
..................... 3,824 4,158,600
JSW Steel Ltd., 5.95%, 04/18/24
(d)
....... 630 667,800
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 .................. 244 246,440
4.50%, 06/01/31 .................. 792 779,130
KME SE, 6.75%, 02/01/23
(d)
........... EUR 430 468,504
Metalloinvest Finance DAC, 3.38%, 10/22/28
(b)
USD 5,464 5,399,525
Mineral Resources Ltd., 8.13%, 05/01/27
(b)
.. 615 663,081
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 5,149 5,470,812
Newmont Corp.
2.80%, 10/01/29 .................. 235 241,625
5.45%, 06/09/44 .................. 200 265,864
Nexa Resources SA, 5.38%, 05/04/27
(b)
.... 3,557 3,768,864
Novelis Corp.
(b)
3.25%, 11/15/26 .................. 3,515 3,545,756
4.75%, 01/30/30 .................. 8,351 8,778,989
3.88%, 08/15/31 .................. 4,048 4,022,700
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(d)
EUR 595 695,833
Nucor Corp.
2.00%, 06/01/25 .................. USD 205 209,023
2.98%, 12/15/55 .................. 75 73,628
Periama Holdings LLC, 5.95%, 04/19/26
(d)
... 4,374 4,647,375
Southern Copper Corp., 5.88%, 04/23/45 ... 150 204,919
Steel Dynamics, Inc.
2.40%, 06/15/25 .................. 95 97,193
1.65%, 10/15/27 .................. 535 523,227
3.25%, 10/15/50 .................. 310 312,428
SunCoke Energy, Inc., 4.88%, 06/30/29
(b)
... 200 199,000
Taseko Mines Ltd., 7.00%, 02/15/26
(b)
..... 3,357 3,491,280
thyssenkrupp AG, 2.88%, 02/22/24
(d)
...... EUR 962 1,125,356
United States Steel Corp., 6.88%, 03/01/29 .. USD 3,041 3,272,876
Vedanta Resources Finance II plc
13.88%, 01/21/24
(d)
................ 2,175 2,301,830
8.95%, 03/11/25
(b)
................. 1,278 1,249,245
8.95%, 03/11/25
(d)
................. 2,627 2,567,892
Vedanta Resources Ltd.
7.13%, 05/31/23
(d)
................. 2,080 2,008,240
Warrior Met Coal, Inc., 7.88%, 12/01/28
(b)
... 455 466,375
126,688,648
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
New Residential Investment Corp., 6.25%,
10/15/25
(b)
..................... 100 100,443
Starwood Property Trust, Inc.
5.50%, 11/01/23
(b)
................. 217 224,595
4.75%, 03/15/25 .................. 550 572,000
3.63%, 07/15/26
(b)
................. 515 512,425
1,409,463
Security
Par (000)
Par (000) Value
Multiline Retail — 0.0%
Golden Eagle Retail Group Ltd., 4.63%,
05/21/23
(b)
..................... USD 430 $ 427,259
Macy's Retail Holdings LLC
5.88%, 04/01/29
(b)
................. 590 629,088
5.13%, 01/15/42 .................. 125 119,375
4.30%, 02/15/43 .................. 325 285,187
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 2,850 3,024,904
Nordstrom, Inc., 5.00%, 01/15/44 ........ 1,050 979,125
5,464,938
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co., 3.75%,
11/15/23 ...................... 825 861,905
CMS Energy Corp., 4.88%, 03/01/44 ...... 200 251,681
Consumers Energy Co., 3.25%, 08/15/46 ... 775 820,122
Dominion Energy, Inc.
3.90%, 10/01/25 .................. 1,120 1,207,942
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.20%),
4.35%
(a)(k)
..................... 10,005 10,330,162
Series C, 2.25%, 08/15/31 ........... 300 292,984
NiSource, Inc.
3.60%, 05/01/30 .................. 400 431,129
3.95%, 03/30/48 .................. 490 550,347
San Diego Gas & Electric Co., 2.95%, 08/15/51 350 352,227
Sempra Energy
3.40%, 02/01/28 .................. 1,075 1,144,355
3.80%, 02/01/38 .................. 825 905,210
17,148,064
Oil, Gas & Consumable Fuels — 3.2%
Adani Green Energy UP Ltd., 6.25%, 12/10/24
(d)
700 757,662
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 2,889 3,103,364
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 .................. 1,634 1,693,233
5.75%, 01/15/28 .................. 732 767,597
5.38%, 06/15/29 .................. 2,488 2,624,877
Antero Resources Corp.
5.00%, 03/01/25 .................. 200 203,208
8.38%, 07/15/26
(b)
................. 133 151,430
7.63%, 02/01/29
(b)
................. 2,233 2,478,630
5.38%, 03/01/30
(b)
................. 533 569,777
Apache Corp.
4.63%, 11/15/25 .................. 305 327,494
4.38%, 10/15/28 .................. 750 815,993
4.25%, 01/15/30 .................. 1,287 1,396,652
5.10%, 09/01/40 .................. 6,600 7,458,000
5.25%, 02/01/42 .................. 599 691,839
5.35%, 07/01/49 .................. 736 840,880
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 .................. 1,979 2,641,965
8.25%, 12/31/28 .................. 130 135,525
5.88%, 06/30/29 .................. 4,810 4,628,134
Azure Power Energy Ltd., 3.58%, 08/19/26
(b)
. 1,500 1,512,656
Berry Petroleum Co. LLC, 7.00%, 02/15/26
(b)
. 1,200 1,188,000
Bonanza Creek Energy, Inc., 5.00%, 10/15/26
(b)
1,167 1,178,437
BP Capital Markets America, Inc.
3.19%, 04/06/25 .................. 730 769,899
3.02%, 01/16/27 .................. 582 614,350
3.59%, 04/14/27 .................. 732 790,484
4.23%, 11/06/28 .................. 758 855,581
3.63%, 04/06/30 .................. 530 584,765
1.75%, 08/10/30 .................. 60 57,696
3.06%, 06/17/41 .................. 1,025 1,037,308

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc
(a)(k)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38% ....................... USD 12,000 $ 12,540,000
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88% ....................... 20,125 21,735,000
Buckeye Partners LP
4.13%, 03/01/25
(b)
................. 318 328,335
5.85%, 11/15/43 .................. 1,712 1,679,908
5.60%, 10/15/44 .................. 978 952,279
California Resources Corp., 7.13%, 02/01/26
(b)
825 857,076
Callon Petroleum Co.
6.13%, 10/01/24 .................. 1,545 1,521,825
9.00%, 04/01/25
(b)
................. 5,701 6,157,080
8.25%, 07/15/25 .................. 375 369,000
8.00%, 08/01/28
(b)
................. 6,605 6,671,050
Calumet Specialty Products Partners LP,
9.25%, 07/15/24
(b)
................ 200 216,000
Cameron LNG LLC, 3.30%, 01/15/35
(b)
..... 565 589,747
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 390 390,950
Centennial Resource Production LLC
(b)
5.38%, 01/15/26 .................. 1,548 1,517,040
6.88%, 04/01/27 .................. 1,391 1,418,820
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 995 1,102,757
5.13%, 06/30/27 .................. 1,165 1,314,490
Cheniere Energy Partners LP
4.50%, 10/01/29 .................. 3,689 3,910,340
4.00%, 03/01/31 .................. 6,314 6,623,070
3.25%, 01/31/32
(b)
................. 4,680 4,726,800
Cheniere Energy, Inc., 4.63%, 10/15/28 .... 14,571 15,499,464
Chesapeake Energy Corp.
(b)
5.50%, 02/01/26 .................. 60 63,150
5.88%, 02/01/29 .................. 71 75,952
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 .................. 1,719 1,769,006
6.38%, 06/15/26 .................. 2,934 2,978,010
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
861 857,771
CNX Resources Corp.
(b)
7.25%, 03/14/27 .................. 1,700 1,803,241
6.00%, 01/15/29 .................. 562 584,480
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 .................. 1,517 1,638,360
5.88%, 07/01/29 .................. 4,170 4,295,100
Comstock Resources, Inc.
(b)
7.50%, 05/15/25 .................. 1,671 1,723,219
6.75%, 03/01/29 .................. 4,747 5,148,596
5.88%, 01/15/30 .................. 2,558 2,621,950
ConocoPhillips, 3.75%, 10/01/27
(b)
....... 800 876,954
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
................. 1,042 1,064,270
4.50%, 02/09/27
(d)
................. 1,943 1,984,611
Coterra Energy, Inc., 3.90%, 05/15/27
(b)
.... 155 166,567
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 3,969 4,142,644
Crestwood Midstream Partners LP
5.75%, 04/01/25 .................. 75 76,688
5.63%, 05/01/27
(b)
................. 860 876,125
6.00%, 02/01/29
(b)
................. 1,500 1,558,117
CrownRock LP
(b)
5.63%, 10/15/25 .................. 7,169 7,330,302
5.00%, 05/01/29 .................. 160 166,000
Cullinan Holdco SCSp, 4.63%, 10/15/26
(d)
... EUR 599 689,770
DCP Midstream Operating LP
3.88%, 03/15/23 .................. USD 300 307,344
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.38%, 07/15/25 .................. USD 645 $ 704,662
6.45%, 11/03/36
(b)
................. 1,578 2,065,097
6.75%, 09/15/37
(b)
................. 4,678 6,257,527
(LIBOR USD 3 Month + 3.85%), 5.85%,
05/21/43
(a)(b)
................... 375 363,750
5.60%, 04/01/44 .................. 350 435,400
Delek Logistics Partners LP, 7.13%, 06/01/28
(b)
1,000 1,040,000
Devon Energy Corp.
8.25%, 08/01/23 .................. 286 312,375
5.25%, 10/15/27 .................. 1,070 1,128,736
4.75%, 05/15/42 .................. 323 373,980
Diamondback Energy, Inc.
2.88%, 12/01/24 .................. 1,680 1,742,855
4.75%, 05/31/25 .................. 50 54,772
3.50%, 12/01/29 .................. 1,445 1,532,288
3.13%, 03/24/31 .................. 269 277,245
DT Midstream, Inc.
(b)
4.13%, 06/15/29 .................. 3,527 3,610,766
4.38%, 06/15/31 .................. 5,077 5,280,080
Enbridge, Inc.
4.00%, 10/01/23 .................. 500 522,027
0.55%, 10/04/23 .................. 355 352,239
2.50%, 01/15/25 .................. 1,040 1,068,733
4.25%, 12/01/26 .................. 500 549,536
3.70%, 07/15/27 .................. 144 155,257
3.13%, 11/15/29 .................. 425 445,060
4.50%, 06/10/44 .................. 30 35,031
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
......... 13,675 14,688,884
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(b)
................ 300 311,625
Endeavor Energy Resources LP, 6.63%,
07/15/25
(b)
..................... 700 740,621
Energean Israel Finance Ltd., 4.50%,
03/30/24
(b)(d)
.................... 3,470 3,473,253
Energy Transfer LP
5.00%, 10/01/22 .................. 300 305,961
5.88%, 01/15/24 .................. 3,740 4,025,259
4.90%, 02/01/24 .................. 245 259,174
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.69%),
6.50%
(a)(k)
..................... 10,183 10,361,202
5.25%, 04/15/29 .................. 270 309,258
5.95%, 10/01/43 .................. 220 264,413
5.15%, 03/15/45 .................. 1,250 1,412,591
6.00%, 06/15/48 .................. 495 614,953
6.25%, 04/15/49 .................. 1,735 2,266,364
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................. 1,893 1,968,720
5.38%, 06/01/29 .................. 1,480 1,513,300
EnLink Midstream Partners LP
4.40%, 04/01/24 .................. 1,979 2,068,055
4.15%, 06/01/25 .................. 1,283 1,329,765
4.85%, 07/15/26 .................. 1,841 1,937,653
5.60%, 04/01/44 .................. 969 977,309
5.05%, 04/01/45 .................. 466 449,690
5.45%, 06/01/47 .................. 600 605,337
Enterprise Products Operating LLC
6.45%, 09/01/40 .................. 150 207,378
4.85%, 08/15/42 .................. 105 125,387
4.45%, 02/15/43 .................. 1,130 1,289,131
4.85%, 03/15/44 .................. 5 6,018
4.80%, 02/01/49 .................. 575 699,780
4.20%, 01/31/50 .................. 930 1,042,523
3.30%, 02/15/53 .................. 240 238,701

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.
4.38%, 04/15/30 .................. USD 300 $ 346,671
4.95%, 04/15/50 .................. 70 95,094
EQM Midstream Partners LP
6.00%, 07/01/25
(b)
................. 1,589 1,728,038
4.13%, 12/01/26 .................. 178 182,450
6.50%, 07/01/27
(b)
................. 4,017 4,499,040
5.50%, 07/15/28 .................. 730 797,529
4.50%, 01/15/29
(b)
................. 1,246 1,295,840
4.75%, 01/15/31
(b)
................. 3,573 3,778,447
6.50%, 07/15/48 .................. 240 291,601
EQT Corp.
6.63%, 02/01/25
(e)
................. 475 535,565
3.13%, 05/15/26
(b)
................. 2,353 2,415,425
3.90%, 10/01/27 .................. 2,054 2,202,956
5.00%, 01/15/29 .................. 384 425,280
7.50%, 02/01/30
(e)
................. 1,593 2,047,005
3.63%, 05/15/31
(b)
................. 381 395,288
Exxon Mobil Corp., 3.45%, 04/15/51 ...... 560 606,630
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(d)
..................... 5,071 5,045,645
Genesis Energy LP
6.50%, 10/01/25 .................. 1,078 1,064,525
8.00%, 01/15/27 .................. 600 618,336
7.75%, 02/01/28 .................. 840 846,300
Global Partners LP
7.00%, 08/01/27 .................. 400 415,000
6.88%, 01/15/29 .................. 975 1,020,971
GNL Quintero SA, 4.63%, 07/31/29
(d)
...... 3,375 3,571,956
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
..................... 194 203,700
Greenko Solar Mauritius Ltd., 5.95%,
07/29/26
(d)
..................... 5,565 5,919,769
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 1,178 1,169,165
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 569 608,830
Hess Corp.
4.30%, 04/01/27 .................. 955 1,040,045
5.60%, 02/15/41 .................. 925 1,141,969
5.80%, 04/01/47 .................. 300 383,264
Hess Midstream Operations LP
(b)
5.63%, 02/15/26 .................. 885 911,550
5.13%, 06/15/28 .................. 500 520,625
4.25%, 02/15/30 .................. 3,421 3,395,342
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 .................. 220 231,275
6.00%, 02/01/31 .................. 710 733,075
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
. 1,900 1,892,875
HollyFrontier Corp., 2.63%, 10/01/23 ...... 885 901,697
Howard Midstream Energy Partners LLC,
6.75%, 01/15/27
(b)
................ 1,170 1,198,905
HPCL-Mittal Energy Ltd., 5.25%, 04/28/27
(d)
.. 700 722,750
Independence Energy Finance LLC, 7.25%,
05/01/26
(b)
..................... 3,543 3,680,291
India Green Energy Holdings
5.38%, 04/29/24
(b)
................. 2,183 2,253,947
5.38%, 04/29/24
(d)
................. 1,695 1,750,088
Ithaca Energy North Sea plc, 9.00%, 07/15/26
(b)
250 256,250
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 3,147 3,115,530
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 1,535 1,593,330
Kinder Morgan Energy Partners LP
6.95%, 01/15/38 .................. 286 395,708
6.38%, 03/01/41 .................. 75 99,387
5.40%, 09/01/44 .................. 850 1,033,730
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.
3.15%, 01/15/23 .................. USD 2,105 $ 2,149,439
5.55%, 06/01/45 .................. 1,175 1,485,579
Laredo Petroleum, Inc., 7.75%, 07/31/29
(b)
.. 1,380 1,345,500
Leviathan Bond Ltd., 5.75%, 06/30/23
(b)(d)
... 4,016 4,125,708
Lukoil Capital DAC, 2.80%, 04/26/27
(b)
..... 5,475 5,391,233
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 600 615,000
Marathon Oil Corp., 4.40%, 07/15/27 ...... 985 1,078,949
Marathon Petroleum Corp., 4.75%, 09/15/44 . 49 57,664
Matador Resources Co., 5.88%, 09/15/26 ... 7,328 7,547,840
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26
(d)
. 2,590 2,677,542
Medco Platinum Road Pte. Ltd., 6.75%,
01/30/25
(d)
..................... 798 814,110
MEG Energy Corp.
(b)
6.50%, 01/15/25 .................. 351 356,704
5.88%, 02/01/29 .................. 1,160 1,214,439
Mongolian Mining Corp., 9.25%, 04/15/24
(d)
.. 1,800 1,474,650
MPLX LP
1.75%, 03/01/26 .................. 1,160 1,148,330
4.25%, 12/01/27 .................. 790 875,011
4.00%, 03/15/28 .................. 425 460,555
Murphy Oil Corp.
6.88%, 08/15/24 .................. 134 136,760
5.75%, 08/15/25 .................. 1,222 1,256,069
5.88%, 12/01/27 .................. 512 528,625
6.37%, 12/01/42
(e)
................. 150 150,001
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,768 1,805,570
New Fortress Energy, Inc.
(b)
6.75%, 09/15/25 .................. 7,043 7,113,430
6.50%, 09/30/26 .................. 6,717 6,666,622
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
1,303 1,343,784
NGPL PipeCo LLC, 7.77%, 12/15/37
(b)
..... 1,007 1,409,840
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
8,325 8,782,875
NuStar Logistics LP
5.75%, 10/01/25 .................. 752 809,242
6.00%, 06/01/26 .................. 2,322 2,519,370
6.38%, 10/01/30 .................. 47 52,170
Oasis Midstream Partners LP, 8.00%,
04/01/29
(b)
..................... 650 708,500
Oasis Petroleum, Inc., 6.38%, 06/01/26
(b)
... 4,032 4,223,520
Occidental Petroleum Corp.
6.95%, 07/01/24 .................. 431 479,199
2.90%, 08/15/24 .................. 3,150 3,217,725
5.50%, 12/01/25 .................. 1,091 1,210,323
5.55%, 03/15/26 .................. 320 356,256
3.00%, 02/15/27 .................. 30 30,450
8.50%, 07/15/27 .................. 380 474,050
6.38%, 09/01/28 .................. 705 837,075
3.50%, 08/15/29 .................. 1,750 1,797,775
8.88%, 07/15/30 .................. 885 1,193,564
6.63%, 09/01/30 .................. 550 680,625
6.13%, 01/01/31 .................. 150 182,250
6.45%, 09/15/36 .................. 2,200 2,805,011
4.30%, 08/15/39 .................. 2,920 2,912,028
6.20%, 03/15/40 .................. 3,053 3,755,190
4.50%, 07/15/44 .................. 2,564 2,640,933
4.63%, 06/15/45 .................. 5,107 5,298,512
6.60%, 03/15/46 .................. 450 583,875
4.40%, 04/15/46 .................. 13,143 13,471,575
4.10%, 02/15/47 .................. 914 895,720
4.20%, 03/15/48 .................. 4,264 4,264,000
4.40%, 08/15/49 .................. 1,217 1,232,212
OQ SAOC, 5.13%, 05/06/28
(b)
.......... 5,181 5,272,639
Parkland Corp., 5.88%, 07/15/27
(b)
....... 2,224 2,346,320

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC, 5.63%, 10/15/27
(b)
.... USD 420 $ 428,925
PBF Holding Co. LLC
9.25%, 05/15/25
(b)
................. 600 570,750
7.25%, 06/15/25 .................. 500 356,250
6.00%, 02/15/28 .................. 450 289,125
PDC Energy, Inc.
6.13%, 09/15/24 .................. 568 575,100
5.75%, 05/15/26 .................. 1,430 1,477,748
Penn Virginia Escrow LLC, 9.25%, 08/15/26
(b)
750 778,125
Pioneer Natural Resources Co.
0.55%, 05/15/23 .................. 580 577,784
1.13%, 01/15/26 .................. 310 301,011
2.15%, 01/15/31 .................. 755 728,442
Plains All American Pipeline LP, 4.30%,
01/31/43 ...................... 430 431,073
Puma International Financing SA
5.13%, 10/06/24
(b)
................. 350 350,000
5.13%, 10/06/24
(d)
................. 1,375 1,375,000
5.00%, 01/24/26
(b)
................. 550 548,900
Range Resources Corp.
5.00%, 03/15/23 .................. 500 511,250
4.88%, 05/15/25 .................. 922 951,965
9.25%, 02/01/26 .................. 1,471 1,585,433
ReNew Power Pvt Ltd., 5.88%, 03/05/27
(d)
... 4,035 4,191,558
Repsol International Finance BV
(a)(d)
(EUR Swap Annual 5 Year + 4.00%),
3.75%
(k)
...................... EUR 550 660,928
(EUR Swap Annual 5 Year + 4.41%),
4.25%
(k)
...................... 467 574,878
(EUR Swap Annual 10 Year + 4.20%),
4.50%, 03/25/75 ................ 300 366,306
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 2,662 2,741,860
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(d)
. EUR 1,313 1,552,776
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. USD 975 1,060,358
5.63%, 03/01/25 .................. 1,105 1,226,797
Santos Finance Ltd., 5.25%, 03/13/29
(d)
.... 1,100 1,228,809
SM Energy Co.
10.00%, 01/15/25
(b)
................ 6,636 7,303,847
5.63%, 06/01/25 .................. 421 424,158
6.75%, 09/15/26 .................. 712 731,580
6.50%, 07/15/28 .................. 1,942 2,009,970
Southwestern Energy Co.
6.45%, 01/23/25
(e)
................. 309 339,591
7.75%, 10/01/27 .................. 175 188,781
8.38%, 09/15/28 .................. 270 301,388
5.38%, 02/01/29 .................. 4,721 4,992,458
4.75%, 02/01/32 .................. 1,794 1,889,270
Summit Midstream Holdings LLC, 8.50%,
10/15/26
(b)
..................... 1,759 1,832,755
Sunoco LP
6.00%, 04/15/27 .................. 1,460 1,522,634
5.88%, 03/15/28 .................. 1,136 1,201,320
4.50%, 05/15/29 .................. 1,515 1,538,521
4.50%, 04/30/30
(b)
................. 704 721,540
Tallgrass Energy Partners LP
(b)
7.50%, 10/01/25 .................. 265 286,862
5.50%, 01/15/28 .................. 295 292,419
6.00%, 12/31/30 .................. 765 765,000
Talos Production, Inc., 12.00%, 01/15/26 ... 400 419,000
Tap Rock Resources LLC, 7.00%, 10/01/26
(b)
. 6,883 7,158,320
Targa Resources Partners LP
5.88%, 04/15/26 .................. 3,333 3,477,869
5.38%, 02/01/27 .................. 1,036 1,067,670
6.50%, 07/15/27 .................. 400 428,800
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.00%, 01/15/28 .................. USD 550 $ 579,534
6.88%, 01/15/29 .................. 1,063 1,189,263
5.50%, 03/01/30 .................. 2,199 2,402,407
4.88%, 02/01/31 .................. 2,768 3,005,910
4.00%, 01/15/32
(b)
................. 300 313,500
TerraForm Power Operating LLC
(b)
4.25%, 01/31/23 .................. 584 597,140
5.00%, 01/31/28 .................. 1,080 1,143,936
4.75%, 01/15/30 .................. 986 1,033,688
TotalEnergies Capital International SA, 3.13%,
05/29/50 ...................... 194 198,855
UGI International LLC, 2.50%, 12/01/29
(d)
... EUR 410 460,600
Valero Energy Corp., 2.85%, 04/15/25 ..... USD 625 647,416
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 .................. 5,881 6,101,538
4.13%, 08/15/31 .................. 5,981 6,339,860
3.88%, 11/01/33 .................. 13,442 14,121,896
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
5,612 6,089,020
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
. 800 826,000
Western Midstream Operating LP
4.75%, 08/15/28 .................. 256 282,880
5.30%, 02/01/30
(e)
................. 1,900 2,088,176
5.45%, 04/01/44 .................. 2,063 2,465,285
5.30%, 03/01/48 .................. 5,389 6,493,772
5.50%, 08/15/48 .................. 671 801,523
6.50%, 02/01/50
(e)
................. 8,703 10,291,341
Williams Cos., Inc. (The)
3.60%, 03/15/22 .................. 1,000 1,000,897
3.70%, 01/15/23 .................. 960 981,170
4.55%, 06/24/24 .................. 1,425 1,524,896
585,550,449
Paper & Forest Products — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28
(b)
.. 125 127,187
Georgia-Pacific LLC, 1.75%, 09/30/25
(b)
.... 187 187,732
Glatfelter Corp., 4.75%, 11/15/29
(b)
....... 250 257,813
Louisiana-Pacific Corp., 3.63%, 03/15/29
(b)
.. 1,300 1,325,909
Pearl Merger Sub, Inc., 6.75%, 10/01/28
(b)
... 3,425 3,515,694
Resolute Forest Products, Inc., 4.88%,
03/01/26
(b)
..................... 1,080 1,096,200
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/26
(b)
..................... 300 313,875
Suzano Austria GmbH
2.50%, 09/15/28 .................. 390 376,228
3.13%, 01/15/32 .................. 2,435 2,355,863
Sylvamo Corp., 7.00%, 09/01/29
(b)
....... 300 313,428
9,869,929
Personal Products — 0.1%
Coty, Inc.
4.00%, 04/15/23
(d)
................. EUR 900 1,026,814
3.88%, 04/15/26
(d)
................. 1,299 1,507,732
4.75%, 04/15/26
(d)
................. 600 686,515
5.00%, 04/15/26
(b)
................. USD 1,485 1,529,595
6.50%, 04/15/26
(b)
................. 500 515,625
4.75%, 01/15/29
(b)
................. 1,143 1,161,574
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
100 106,145
Herbalife Nutrition Ltd., 7.88%, 09/01/25
(b)
... 800 850,000
Prestige Brands, Inc., 3.75%, 04/01/31
(b)
.... 2,137 2,072,890
9,456,890
Pharmaceuticals — 0.6%
Almirall SA, 2.13%, 09/30/26
(d)
.......... EUR 381 436,611
Astrazeneca Finance LLC, 2.25%, 05/28/31 .. USD 155 156,085
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 800 845,000
8.50%, 01/31/27 .................. 4,926 5,172,300

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Bausch Health Cos., Inc.
(b)
6.13%, 04/15/25 .................. USD 1,654 $ 1,684,698
5.50%, 11/01/25 .................. 1,125 1,143,281
9.00%, 12/15/25 .................. 6,400 6,740,352
5.75%, 08/15/27 .................. 235 243,930
7.00%, 01/15/28 .................. 1,521 1,513,395
5.00%, 01/30/28 .................. 1,070 984,400
5.00%, 02/15/29 .................. 3,297 2,909,603
6.25%, 02/15/29 .................. 3,258 3,095,882
7.25%, 05/30/29 .................. 5,147 5,095,530
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. 1,525 1,649,422
Bristol-Myers Squibb Co.
2.90%, 07/26/24 .................. 332 347,415
3.40%, 07/26/29 .................. 80 87,600
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(b)
................. 3,091 3,211,549
2.38%, 03/01/28
(d)
................. EUR 1,607 1,825,746
3.13%, 02/15/29
(b)
................. USD 1,454 1,434,225
3.50%, 04/01/30
(b)
................. 5,022 5,007,763
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(d)
................. EUR 692 820,966
5.50%, 01/15/28
(b)
................. USD 2,250 2,278,125
Elanco Animal Health, Inc., 5.90%, 08/28/28
(e)
680 788,800
Endo DAC
(b)
5.88%, 10/15/24 .................. 400 393,768
9.50%, 07/31/27 .................. 4,883 4,970,503
Endo Luxembourg Finance Co. I SARL, 6.13%,
04/01/29
(b)
..................... 4,516 4,425,680
Gruenenthal GmbH
(d)
3.63%, 11/15/26 .................. EUR 558 651,864
4.13%, 05/15/28 .................. 1,023 1,200,085
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 4,369 4,523,837
Merck & Co., Inc.
3.40%, 03/07/29 .................. 155 168,621
2.15%, 12/10/31 .................. 760 762,120
2.75%, 12/10/51 .................. 300 296,848
Nidda BondCo GmbH
(d)
5.00%, 09/30/25 .................. EUR 500 564,981
7.25%, 09/30/25 .................. 374 432,244
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(d)
................. 2,411 2,731,833
Organon & Co.
2.88%, 04/30/28
(d)
................. 716 820,636
4.13%, 04/30/28
(b)
................. USD 5,830 5,924,737
5.13%, 04/30/31
(b)
................. 5,695 5,949,453
P&L Development LLC, 7.75%, 11/15/25
(b)
... 2,297 2,299,871
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
. 12,030 12,293,818
Pfizer, Inc.
3.45%, 03/15/29 .................. 240 264,113
4.30%, 06/15/43 .................. 155 189,874
2.70%, 05/28/50 .................. 180 181,084
Roche Holdings, Inc., 2.61%, 12/13/51
(b)
.... 935 918,174
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%), 3.88%,
10/30/25
(a)
.................... EUR 200 227,472
6.75%, 10/30/25 .................. 1,212 1,429,725
Takeda Pharmaceutical Co. Ltd.
4.40%, 11/26/23 .................. USD 1,088 1,151,207
3.18%, 07/09/50 .................. 1,412 1,423,298
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/25 .................. EUR 1,100 1,345,728
4.50%, 03/01/25 .................. 700 825,740
3.75%, 05/09/27 .................. 440 498,060
1.63%, 10/15/28
(d)
................. 300 296,999
4.38%, 05/09/30 .................. 359 403,434
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands III
BV
6.00%, 04/15/24 .................. USD 1,400 $ 1,468,712
7.13%, 01/31/25 .................. 200 213,662
106,720,859
Professional Services — 0.1%
AMN Healthcare, Inc.
(b)
4.63%, 10/01/27 .................. 85 88,102
4.00%, 04/15/29 .................. 696 705,570
ASGN, Inc., 4.63%, 05/15/28
(b)
.......... 1,630 1,687,539
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 3,749 3,734,754
Dun & Bradstreet Corp. (The)
(b)
6.88%, 08/15/26 .................. 3,607 3,751,280
5.00%, 12/15/29 .................. 2,490 2,547,345
House of Finance NV (The), 4.38%, 07/15/26
(d)
EUR 500 575,796
Korn Ferry, 4.63%, 12/15/27
(b)
.......... USD 1,965 2,023,950
La Financiere Atalian SASU, 5.13%, 05/15/25
(d)
EUR 1,471 1,661,108
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,874 1,920,850
18,696,294
Real Estate Management & Development — 1.4%
ADLER Group SA
(d)
3.25%, 08/05/25 .................. EUR 1,000 987,079
2.75%, 11/13/26 .................. 1,000 956,340
2.25%, 01/14/29 .................. 300 282,633
Aedas Homes Opco SLU, 4.00%, 08/15/26
(d)
. 429 501,848
Agile Group Holdings Ltd., 5.75%, 01/02/25
(d)
. USD 6,052 3,873,280
Alam Sutera Realty Tbk. PT, 8.00%, (8.00%
Cash or 6.25% PIK), 05/02/24
(j)
........ 407 342,719
Arabian Centres Sukuk II Ltd., 5.63%,
10/07/26
(b)
..................... 4,380 4,308,825
Aroundtown SA, (EUR Swap Annual 5 Year +
3.98%), 3.38%
(a)(d)(k)
............... EUR 1,100 1,292,601
Celulosa Arauco y Constitucion SA, 3.88%,
11/02/27 ...................... USD 325 344,561
Central China Real Estate Ltd.
(d)
6.88%, 08/08/22 .................. 630 472,500
7.25%, 04/24/23 .................. 2,630 1,821,275
7.90%, 11/07/23 .................. 1,930 1,264,150
7.25%, 08/13/24 .................. 498 308,604
CFLD Cayman Investment Ltd.
(d)(f)(l)
8.63%, 02/28/21 .................. 314 83,112
6.92%, 06/16/22 .................. 4,911 1,275,325
6.90%, 01/13/23 .................. 6,858 1,857,232
8.60%, 04/08/24 .................. 2,833 766,327
China Aoyuan Group Ltd.
(d)
7.95%, 02/19/23 .................. 6,122 1,193,790
6.35%, 02/08/24 .................. 6,938 1,352,910
5.98%, 08/18/25 .................. 1,900 360,406
China Evergrande Group
(d)(f)(l)
8.25%, 03/23/22 .................. 1,145 208,462
9.50%, 04/11/22 .................. 630 96,784
11.50%, 01/22/23 ................. 9,095 1,363,113
10.00%, 04/11/23 ................. 7,174 1,077,445
7.50%, 06/28/23 .................. 2,500 374,687
12.00%, 01/22/24 ................. 6,281 939,402
10.50%, 04/11/24 ................. 1,930 288,656
China SCE Group Holdings Ltd.
(d)
7.25%, 04/19/23 .................. 5,160 4,540,800
7.38%, 04/09/24 .................. 5,899 4,992,324
CIFI Holdings Group Co. Ltd.
(d)
6.45%, 11/07/24 .................. 2,564 2,531,149
6.00%, 07/16/25 .................. 3,272 3,194,453
5.25%, 05/13/26 .................. 4,815 4,544,397

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Citycon OYJ, (EUR Swap Annual 5 Year +
4.71%), 4.50%
(a)(d)(k)
............... EUR 600 $ 678,738
Country Garden Holdings Co. Ltd.
(d)
6.15%, 09/17/25 .................. USD 4,061 3,939,170
4.20%, 02/06/26 .................. 7,482 6,808,620
5.63%, 12/15/26 .................. 800 751,750
5.13%, 01/14/27 .................. 630 579,600
4.80%, 08/06/30 .................. 5,076 4,568,400
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(d)
................ EUR 600 671,118
DIC Asset AG, 2.25%, 09/22/26
(d)
........ 900 970,856
Easy Tactic Ltd.
(d)
8.13%, 02/27/23 .................. USD 4,130 1,517,775
8.63%, 02/27/24 .................. 4,285 1,467,612
8.63%, 03/05/24 .................. 1,257 430,523
8.13%, 07/11/24 .................. 3,880 1,328,900
Fantasia Holdings Group Co. Ltd.
(d)(f)(l)
15.00%, 12/18/21 ................. 1,735 407,183
11.75%, 04/17/22 ................. 2,039 468,970
7.95%, 07/05/22 .................. 1,650 379,500
12.25%, 10/18/22 ................. 3,269 751,870
10.88%, 01/09/23 ................. 1,345 309,350
11.88%, 06/01/23 ................. 1,500 344,531
9.25%, 07/28/23 .................. 3,540 813,094
9.88%, 10/19/23 .................. 2,640 606,375
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(d)
..... EUR 1,025 1,111,824
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
USD 4,450 4,641,795
Forestar Group, Inc., 3.85%, 05/15/26
(b)
.... 1,382 1,385,455
Global Prime Capital Pte. Ltd., 5.95%,
01/23/25
(d)
..................... 5,656 5,740,840
Greystar Real Estate Partners LLC, 5.75%,
12/01/25
(b)
..................... 370 376,556
Heimstaden Bostad AB
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 450 507,642
(EUR Swap Annual 5 Year + 3.15%), 2.62% 1,275 1,368,136
(EUR Swap Annual 5 Year + 3.27%), 3.00% 850 922,029
Howard Hughes Corp. (The)
(b)
5.38%, 08/01/28 .................. USD 1,636 1,742,413
4.13%, 02/01/29 .................. 1,028 1,041,724
4.38%, 02/01/31 .................. 1,789 1,806,890
Hunt Cos., Inc., 5.25%, 04/15/29
(b)
....... 300 295,500
JGC Ventures Pte. Ltd., 10.75%, 08/30/21
(d)(f)(l)
2,986 1,588,709
Kaisa Group Holdings Ltd.
(d)(f)(l)
8.50%, 06/30/22 .................. 737 202,445
11.95%, 10/22/22 ................. 3,345 920,544
11.50%, 01/30/23 ................. 3,413 882,687
10.88%, 07/23/23 ................. 7,811 2,017,679
9.75%, 09/28/23 .................. 5,565 1,440,987
11.95%, 11/12/23 ................. 3,980 1,036,790
9.38%, 06/30/24 .................. 2,244 584,562
11.70%, 11/11/25 ................. 1,072 281,936
Kennedy-Wilson, Inc.
4.75%, 02/01/30 .................. 1,242 1,259,022
5.00%, 03/01/31 .................. 300 309,000
KWG Group Holdings Ltd.
(d)
7.88%, 09/01/23 .................. 2,327 1,764,593
5.88%, 11/10/24 .................. 787 570,575
5.95%, 08/10/25 .................. 6,056 4,328,148
Logan Group Co. Ltd.
(d)
6.90%, 06/09/24 .................. 1,518 1,480,050
5.75%, 01/14/25 .................. 2,972 2,842,124
5.25%, 10/19/25 .................. 4,995 4,620,375
MAF Sukuk Ltd.
(d)
4.64%, 05/14/29 .................. 5,353 5,944,507
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
3.93%, 02/28/30 .................. USD 3,080 $ 3,294,252
Modern Land China Co. Ltd., 12.85%,
10/25/21
(d)(f)(l)
................... 330 72,497
Modernland Overseas Pte. Ltd., 6.95%,
04/13/24
(d)(f)(l)
................... 1,296 585,873
New Metro Global Ltd.
(d)
6.50%, 05/20/22 .................. 212 201,400
6.80%, 08/05/23 .................. 3,110 2,861,200
4.80%, 12/15/24 .................. 6,580 5,905,550
NWD Finance BVI Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 5.86%), 4.12%
(a)(d)(k)
.............. 6,084 5,977,530
Powerlong Real Estate Holdings Ltd.
(d)
7.13%, 11/08/22 .................. 2,258 2,066,070
6.95%, 07/23/23 .................. 895 798,787
6.25%, 08/10/24 .................. 5,062 4,315,355
Realogy Group LLC
(b)
7.63%, 06/15/25 .................. 242 256,520
5.75%, 01/15/29 .................. 1,995 2,044,875
Redsun Properties Group Ltd.
(d)
9.95%, 04/11/22 .................. 4,142 2,340,230
10.50%, 10/03/22 ................. 4,159 2,329,040
9.70%, 04/16/23 .................. 484 219,558
7.30%, 01/13/25 .................. 455 191,327
RKPF Overseas 2019 A Ltd.
(d)
6.70%, 09/30/24 .................. 4,480 4,323,200
6.00%, 09/04/25 .................. 7,940 7,619,919
Ronshine China Holdings Ltd.
(d)
8.75%, 10/25/22 .................. 2,085 854,850
8.95%, 01/22/23 .................. 5,459 2,047,125
8.10%, 06/09/23 .................. 945 340,200
7.35%, 12/15/23 .................. 3,627 1,360,125
Scenery Journey Ltd.
(d)(f)(l)
11.50%, 10/24/22 ................. 6,977 901,777
13.00%, 11/06/22 ................. 5,888 762,864
12.00%, 10/24/23 ................. 10,432 1,330,080
13.75%, 11/06/23 ................. 464 60,117
Seazen Group Ltd.
(d)
6.45%, 06/11/22 .................. 300 280,500
6.15%, 04/15/23 .................. 945 867,805
6.00%, 08/12/24 .................. 4,166 3,530,685
Shimao Group Holdings Ltd.
(d)
5.60%, 07/15/26 .................. 895 557,137
3.45%, 01/11/31 .................. 1,145 651,219
Shui On Development Holding Ltd.
(d)
5.75%, 11/12/23 .................. 1,518 1,487,166
6.15%, 08/24/24 .................. 8,795 8,619,100
5.50%, 03/03/25 .................. 800 767,750
Sino-Ocean Land Treasure Finance II Ltd.,
5.95%, 02/04/27
(d)
................ 209 200,744
Sino-Ocean Land Treasure IV Ltd., 4.75%,
08/05/29
(d)
..................... 302 269,535
Sunac China Holdings Ltd.
(d)
7.95%, 10/11/23 .................. 3,127 2,001,280
7.50%, 02/01/24 .................. 5,246 3,304,980
6.65%, 08/03/24 .................. 5,244 3,356,160
7.00%, 07/09/25 .................. 3,573 2,249,873
Theta Capital Pte. Ltd., 8.13%, 01/22/25
(d)
... 3,674 3,865,737
Times China Holdings Ltd.
(d)
6.75%, 07/08/25 .................. 7,910 5,376,328
6.20%, 03/22/26 .................. 4,150 2,820,703
Unique Pub Finance Co. plc (The)
(d)
Series A4, 5.66%, 06/30/27 .......... GBP 600 900,901
Series N, 6.46%, 03/30/32
(e)
.......... 800 1,299,076
Wanda Group Overseas Ltd., 7.50%, 07/24/22
(d)
USD 4,535 4,240,225

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Wanda Properties International Co. Ltd., 7.25%,
01/29/24
(d)
..................... USD 800 $ 755,040
WeWork Cos. LLC, 5.00%, 07/10/25
(b)
..... 2,606 2,262,321
Yango Justice International Ltd.
10.25%, 09/15/22 ................. 1,811 470,294
9.25%, 04/15/23
(d)
................. 4,110 1,046,406
8.25%, 11/25/23
(d)
................. 4,104 1,065,758
7.50%, 04/15/24
(d)
................. 2,675 712,754
7.88%, 09/04/24
(d)
................. 1,215 315,520
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24
(d)
. 4,030 4,060,225
Yuzhou Group Holdings Co. Ltd.
(d)
6.00%, 10/25/23 .................. 2,495 810,875
8.50%, 02/26/24 .................. 4,545 1,329,412
8.38%, 10/30/24 .................. 1,745 567,125
7.70%, 02/20/25 .................. 3,562 1,015,170
8.30%, 05/27/25 .................. 900 256,500
7.38%, 01/13/26 .................. 2,220 610,500
7.85%, 08/12/26 .................. 1,680 458,115
6.35%, 01/13/27 .................. 2,087 573,273
Zhenro Properties Group Ltd.
(d)
8.70%, 08/03/22 .................. 4,430 3,322,500
9.15%, 05/06/23 .................. 945 661,500
8.30%, 09/15/23 .................. 2,088 1,430,280
8.35%, 03/10/24 .................. 955 654,175
7.88%, 04/14/24 .................. 3,050 1,997,750
7.35%, 02/05/25 .................. 1,390 885,082
6.63%, 01/07/26 .................. 1,985 1,275,363
254,849,824
Road & Rail — 0.3%
Albion Financing 1 SARL
5.25%, 10/15/26
(d)
................. EUR 525 602,285
6.13%, 10/15/26
(b)
................. USD 1,639 1,655,390
Avis Budget Car Rental LLC
(b)
4.75%, 04/01/28 .................. 400 409,000
5.38%, 03/01/29 .................. 1,866 1,968,294
BCP V Modular Services Finance II plc
(d)
4.75%, 11/30/28 .................. EUR 1,300 1,491,150
6.13%, 11/30/28 .................. GBP 800 1,077,426
Burlington Northern Santa Fe LLC
5.15%, 09/01/43 .................. USD 100 133,924
4.90%, 04/01/44 .................. 995 1,299,873
4.15%, 04/01/45 .................. 100 120,191
3.55%, 02/15/50 .................. 105 117,606
2.88%, 06/15/52 .................. 305 305,059
Canadian Pacific Railway Co.
3.00%, 12/02/41 .................. 370 378,351
3.10%, 12/02/51 .................. 415 426,753
CSX Corp.
3.80%, 03/01/28 .................. 150 164,835
4.30%, 03/01/48 .................. 430 524,869
4.75%, 11/15/48 .................. 165 212,299
EC Finance plc, 3.00%, 10/15/26
(d)
....... EUR 1,125 1,309,631
First Student Bidco, Inc., 4.00%, 07/31/29
(b)
.. USD 210 204,120
Hertz Corp. (The)
(b)
4.63%, 12/01/26 .................. 958 963,987
5.00%, 12/01/29 .................. 1,532 1,533,310
Loxam SAS
(d)
3.25%, 01/14/25 .................. EUR 708 807,751
3.75%, 07/15/26 .................. 673 777,703
5.75%, 07/15/27 .................. 200 234,531
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(d)(k)
............... GBP 600 826,610
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,801 1,859,533
Security
Par (000)
Par (000) Value
Road & Rail (continued)
Norfolk Southern Corp.
2.55%, 11/01/29 .................. USD 990 $ 1,013,224
4.15%, 02/28/48 .................. 750 893,553
3.05%, 05/15/50 .................. 43 43,800
Pacific National Finance Pty. Ltd., 4.75%,
03/22/28
(d)
..................... 3,500 3,787,833
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(b)
................ 1,697 1,757,244
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 .................. 2,915 3,128,679
4.20%, 04/01/27 .................. 340 374,560
Rumo Luxembourg SARL, 5.88%, 01/18/25
(b)
. 2,900 2,978,481
Ryder System, Inc., 2.50%, 09/01/24 ...... 350 360,040
Uber Technologies, Inc.
(b)
7.50%, 05/15/25 .................. 4,486 4,714,248
8.00%, 11/01/26 .................. 2,595 2,763,675
7.50%, 09/15/27 .................. 5,690 6,192,398
6.25%, 01/15/28 .................. 1,986 2,131,971
4.50%, 08/15/29 .................. 5,571 5,673,172
Union Pacific Corp.
3.55%, 08/15/39 .................. 3 3,325
4.05%, 03/01/46 .................. 25 29,552
3.95%, 08/15/59 .................. 1,005 1,188,520
3.84%, 03/20/60 .................. 411 483,890
XPO Logistics, Inc., 6.25%, 05/01/25
(b)
..... 160 167,400
57,090,046
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.63%, 09/15/27
(b)
.. 1,100 1,162,612
ams AG
(d)(i)
0.00%, 03/05/25
(n)
................. EUR 600 607,615
2.13%, 11/03/27 .................. 600 662,540
Analog Devices, Inc.
2.95%, 04/01/25 .................. USD 850 892,595
2.80%, 10/01/41 .................. 235 237,688
2.95%, 10/01/51 .................. 230 236,193
Applied Materials, Inc., 3.30%, 04/01/27 .... 1,080 1,166,105
Broadcom Corp., 3.88%, 01/15/27 ....... 475 515,038
Broadcom, Inc.
4.11%, 09/15/28 .................. 400 438,520
4.75%, 04/15/29 .................. 1,325 1,508,249
3.42%, 04/15/33
(b)
................. 3,345 3,506,570
Entegris, Inc.
(b)
4.38%, 04/15/28 .................. 1,390 1,428,225
3.63%, 05/01/29 .................. 2,093 2,098,232
Intel Corp.
2.80%, 08/12/41 .................. 115 114,718
4.75%, 03/25/50 .................. 300 399,505
3.05%, 08/12/51 .................. 485 496,102
3.10%, 02/15/60 .................. 20 19,985
3.20%, 08/12/61 .................. 120 122,887
KLA Corp.
4.10%, 03/15/29 .................. 1,026 1,158,130
3.30%, 03/01/50 .................. 850 908,193
Lam Research Corp.
4.88%, 03/15/49 .................. 65 88,231
2.88%, 06/15/50 .................. 245 244,117
NVIDIA Corp., 3.50%, 04/01/40 ......... 690 775,427
NXP BV
(b)
4.30%, 06/18/29 .................. 1,070 1,197,598
2.50%, 05/11/31 .................. 2,940 2,939,941
2.65%, 02/15/32 .................. 590 590,848
3.25%, 05/11/41 .................. 100 102,269
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 2,884 2,956,100
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 584 731,276
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 2,896 2,939,440

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc., 2.70%, 09/15/51 ... USD 265 $ 265,005
TSMC Arizona Corp., 3.25%, 10/25/51 ..... 360 378,828
30,888,782
Software — 0.6%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
.... 180 187,650
Autodesk, Inc.
3.50%, 06/15/27 .................. 18 19,342
2.40%, 12/15/31 .................. 1,265 1,261,309
Boxer Parent Co., Inc.
6.50%, 10/02/25
(d)
................. EUR 2,080 2,482,359
7.13%, 10/02/25
(b)
................. USD 3,913 4,103,759
9.13%, 03/01/26
(b)
................. 5,305 5,530,462
Brunello Bidco SpA, (EURIBOR 3 Month +
3.75%), 3.75%, 02/15/28
(a)(d)
.......... EUR 392 445,460
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... USD 4,614 4,775,490
Castle US Holding Corp., 9.50%, 02/15/28
(b)
. 1,992 2,076,660
CDK Global, Inc., 4.88%, 06/01/27 ....... 210 217,350
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(d)
.......... EUR 865 986,737
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
..................... USD 9,262 9,341,468
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 .................. 3,409 3,426,045
4.88%, 07/01/29 .................. 4,125 4,183,245
Consensus Cloud Solutions, Inc.
(b)
6.00%, 10/15/26 .................. 937 974,574
6.50%, 10/15/28 .................. 1,426 1,490,170
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 3,125 3,085,937
Elastic NV, 4.13%, 07/15/29
(b)
.......... 4,531 4,482,881
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 3,387 3,481,599
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 1,048 1,029,660
LogMeIn, Inc., 5.50%, 09/01/27
(b)
........ 605 612,260
Microsoft Corp.
3.45%, 08/08/36 .................. 238 273,949
2.53%, 06/01/50 .................. 856 834,761
2.92%, 03/17/52 .................. 1,931 2,050,179
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 2,626 2,632,565
NCR Corp.
(b)
5.75%, 09/01/27 .................. 884 923,780
5.00%, 10/01/28 .................. 1,675 1,725,250
5.13%, 04/15/29 .................. 1,905 1,972,056
6.13%, 09/01/29 .................. 999 1,067,574
NortonLifeLock, Inc., 5.00%, 04/15/25
(b)
.... 475 478,622
Nuance Communications, Inc., 5.63%, 12/15/26 4,573 4,717,781
Open Text Corp.
(b)
3.88%, 02/15/28 .................. 403 410,758
3.88%, 12/01/29 .................. 1,195 1,209,937
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
. 1,906 1,963,180
Oracle Corp.
2.95%, 04/01/30 .................. 1,400 1,415,912
3.85%, 07/15/36 .................. 850 897,889
5.38%, 07/15/40 .................. 650 793,722
3.65%, 03/25/41 .................. 540 546,012
4.13%, 05/15/45 .................. 485 511,645
4.00%, 07/15/46 .................. 350 363,273
4.00%, 11/15/47 .................. 435 451,636
3.60%, 04/01/50 .................. 2,635 2,580,031
3.95%, 03/25/51 .................. 617 640,512
3.85%, 04/01/60 .................. 190 187,616
PTC, Inc.
(b)
3.63%, 02/15/25 .................. 860 871,825
4.00%, 02/15/28 .................. 1,628 1,656,490
Rocket Software, Inc., 6.50%, 02/15/29
(b)
... 1,080 1,053,648
Security
Par (000)
Par (000) Value
Software (continued)
salesforce.com, Inc.
2.70%, 07/15/41 .................. USD 325 $ 324,585
2.90%, 07/15/51 .................. 355 361,287
3.05%, 07/15/61 .................. 295 303,399
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 12,015 12,555,675
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 8,219 8,506,665
VMware, Inc.
4.70%, 05/15/30 .................. 375 436,447
2.20%, 08/15/31 .................. 2,015 1,979,123
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
7,188 7,126,183
118,018,384
Specialty Retail — 0.6%
Abercrombie & Fitch Management Co., 8.75%,
07/15/25
(b)
..................... 900 969,075
Academy Ltd., 6.00%, 11/15/27
(b)
........ 750 799,687
Ambience Merger Sub, Inc., 4.88%, 07/15/28
(b)
150 147,750
Arko Corp., 5.13%, 11/15/29
(b)
.......... 1,388 1,341,155
Asbury Automotive Group, Inc.
4.50%, 03/01/28 .................. 234 238,680
4.75%, 03/01/30 .................. 731 742,879
5.00%, 02/15/32
(b)
................. 937 972,325
Bath & Body Works, Inc.
6.95%, 03/01/33 .................. 700 819,000
7.60%, 07/15/37 .................. 200 243,732
Carvana Co.
(b)
5.50%, 04/15/27 .................. 3,051 3,020,490
4.88%, 09/01/29 .................. 1,708 1,626,870
Constellation Automotive Financing plc, 4.88%,
07/15/27
(d)
..................... GBP 1,184 1,576,481
Douglas GmbH, 6.00%, 04/08/26
(d)
....... EUR 800 908,068
Dufry One BV
(d)
2.50%, 10/15/24 .................. 400 447,394
0.75%, 03/30/26
(i)
................. CHF 600 621,950
eG Global Finance plc
4.38%, 02/07/25
(d)
................. EUR 453 517,030
6.75%, 02/07/25
(b)
................. USD 2,476 2,506,950
6.25%, 10/30/25
(d)
................. EUR 2,401 2,801,877
8.50%, 10/30/25
(b)
................. USD 2,845 2,948,131
Goldstory SASU, 5.38%, 03/01/26
(d)
...... EUR 645 749,019
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 897 893,636
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 1,993 1,997,983
Home Depot, Inc. (The)
4.20%, 04/01/43 .................. 125 150,836
4.50%, 12/06/48 .................. 815 1,053,712
3.35%, 04/15/50 .................. 775 845,187
InRetail Consumer, 3.25%, 03/22/28
(b)
..... 1,285 1,274,399
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 711,889
L Brands, Inc.
9.38%, 07/01/25
(b)
................. 87 106,140
5.25%, 02/01/28 .................. 1,000 1,105,000
7.50%, 06/15/29 .................. 600 683,004
6.63%, 10/01/30
(b)
................. 450 509,625
6.88%, 11/01/35 .................. 4,829 6,000,032
6.75%, 07/01/36 .................. 677 836,095
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
.... 4,685 4,632,294
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 2,213 2,274,256
Lithia Motors, Inc., 3.88%, 06/01/29
(b)
...... 999 1,019,879
Lowe's Cos., Inc.
4.65%, 04/15/42 .................. 310 377,835
3.70%, 04/15/46 .................. 735 805,656
3.00%, 10/15/50 .................. 675 665,684
3.50%, 04/01/51 .................. 130 140,256
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(b)
. 485 485,213
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,353 1,424,032

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Penske Automotive Group, Inc.
3.50%, 09/01/25 .................. USD 987 $ 1,009,208
3.75%, 06/15/29 .................. 525 520,406
PetSmart, Inc.
(b)
4.75%, 02/15/28 .................. 3,135 3,217,294
7.75%, 02/15/29 .................. 7,867 8,545,529
Sally Holdings LLC, 5.63%, 12/01/25 ...... 895 915,137
Sonic Automotive, Inc.
(b)
4.63%, 11/15/29 .................. 336 339,192
4.88%, 11/15/31 .................. 322 325,123
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 2,914 3,054,076
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 .................. 4,281 4,297,054
6.13%, 07/01/29 .................. 3,598 3,666,794
6.00%, 12/01/29 .................. 2,573 2,585,865
Staples, Inc.
(b)
7.50%, 04/15/26 .................. 9,184 9,436,560
10.75%, 04/15/27 ................. 1,171 1,103,667
Tendam Brands SAU
(d)
5.00%, 09/15/24 .................. EUR 255 286,870
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
.................... 270 305,089
Victoria's Secret & Co., 4.63%, 07/15/29
(b)
... USD 605 618,612
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 6,654 6,936,795
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
............ 1,603 1,639,068
100,793,525
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.20%, 09/11/29 .................. 1,800 1,842,357
4.50%, 02/23/36 .................. 75 94,097
3.45%, 02/09/45 .................. 225 251,074
3.85%, 08/04/46 .................. 1,100 1,303,462
2.65%, 05/11/50 .................. 990 973,301
2.65%, 02/08/51 .................. 860 845,558
2.70%, 08/05/51 .................. 370 366,009
Dell International LLC
6.02%, 06/15/26 .................. 475 549,029
8.35%, 07/15/46 .................. 125 207,814
HP, Inc., 1.45%, 06/17/26
(b)
............ 2,170 2,127,028
Xerox Corp., 4.80%, 03/01/35 .......... 717 717,918
9,277,647
Textiles, Apparel & Luxury Goods — 0.1%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(d)
. EUR 381 448,079
Crocs, Inc.
(b)
4.25%, 03/15/29 .................. USD 2,329 2,299,888
4.13%, 08/15/31 .................. 3,463 3,385,082
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(d)(f)(i)(l)
.............. EUR 1,300 1,302,789
G-III Apparel Group Ltd., 7.88%, 08/15/25
(b)
.. USD 800 851,196
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 1,212 1,212,000
Levi Strauss & Co., 3.50%, 03/01/31
(b)
..... 846 862,607
Prime Bloom Holdings Ltd., 6.95%, 07/05/22
(d)(f)
(l)
.......................... 2,783 555,730
Under Armour, Inc., 3.25%, 06/15/26 ...... 400 412,578
William Carter Co. (The), 5.63%, 03/15/27
(b)
.. 2,360 2,439,650
Wolverine World Wide, Inc., 4.00%, 08/15/29
(b)
774 752,537
14,522,136
Thrifts & Mortgage Finance — 0.2%
BPCE SA
(b)
2.38%, 01/14/25 .................. 845 859,676
(SOFR + 1.09%), 2.05%, 10/19/27
(a)
.... 1,340 1,328,486
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 4,916 5,370,730
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
Freedom Mortgage Corp.
(b)
8.25%, 04/15/25 .................. USD 650 $ 665,438
7.63%, 05/01/26 .................. 335 342,122
6.63%, 01/15/27 .................. 275 268,812
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
.. 1,427 1,323,542
Jerrold Finco plc
(d)
4.88%, 01/15/26 .................. GBP 317 434,439
5.25%, 01/15/27 .................. 947 1,304,884
Ladder Capital Finance Holdings LLLP
(b)
4.25%, 02/01/27 .................. USD 2,155 2,169,072
4.75%, 06/15/29 .................. 1,923 1,971,075
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,241,100
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 .................. 3,541 3,688,660
5.50%, 08/15/28 .................. 1,235 1,259,700
5.13%, 12/15/30 .................. 3,945 3,895,687
5.75%, 11/15/31 .................. 2,049 2,038,755
Nationwide Building Society, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
5.39%), 5.87%
(a)(d)(k)
............... GBP 2,134 3,102,223
Nykredit Realkredit A/S, (EUR Swap Annual 5
Year + 4.57%), 4.13%
(a)(d)(k)
........... EUR 1,200 1,454,965
PennyMac Financial Services, Inc., 5.75%,
09/15/31
(b)
..................... USD 1,150 1,161,500
PHH Mortgage Corp., 7.88%, 03/15/26
(b)
.... 1,199 1,239,658
Radian Group, Inc.
6.63%, 03/15/25 .................. 1,135 1,254,175
4.88%, 03/15/27 .................. 1,400 1,502,288
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
... 1,441 1,430,192
United Wholesale Mortgage LLC, 5.75%,
06/15/27
(b)
..................... 1,185 1,187,963
40,495,142
Tobacco — 0.1%
Altria Group, Inc.
5.95%, 02/14/49 .................. 1,992 2,485,878
4.00%, 02/04/61 .................. 345 329,674
BAT Capital Corp.
3.46%, 09/06/29 .................. 1,350 1,398,930
4.39%, 08/15/37 .................. 675 711,212
3.73%, 09/25/40 .................. 420 403,426
4.54%, 08/15/47 .................. 688 719,526
4.76%, 09/06/49 .................. 165 177,169
Turning Point Brands, Inc., 5.63%, 02/15/26
(b)
1,280 1,283,200
Vector Group Ltd., 5.75%, 02/01/29
(b)
...... 5,120 4,982,067
12,491,082
Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.50%, 01/15/22 .................. 2,040 2,041,796
2.88%, 01/15/26 .................. 2,985 3,078,848
1.88%, 08/17/26 .................. 1,880 1,848,881
Alta Equipment Group, Inc., 5.63%, 04/15/26
(b)
734 754,926
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
1,235 1,199,536
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(b)
1,313 1,312,304
BlueLinx Holdings, Inc., 6.00%, 11/15/29
(b)
... 2,880 2,865,600
Boise Cascade Co., 4.88%, 07/01/30
(b)
..... 850 896,750
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 .................. 2,261 2,337,309
9.75%, 08/01/27 .................. 2,788 3,122,560
5.50%, 05/01/28 .................. 2,329 2,373,484
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... 1,251 1,229,107
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 323,555

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... USD 1,326 $ 1,379,040
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 6,241 6,403,578
United Rentals North America, Inc.
5.50%, 05/15/27 .................. 3,386 3,521,440
4.88%, 01/15/28 .................. 635 667,306
5.25%, 01/15/30 .................. 6 6,495
3.88%, 02/15/31 .................. 130 131,950
3.75%, 01/15/32 .................. 390 392,731
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 .................. 3,198 3,389,880
7.25%, 06/15/28 .................. 5,881 6,447,046
45,724,122
Transportation Infrastructure — 0.0%
(d)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
.. EUR 600 695,870
Autostrade per l'Italia SpA
1.75%, 06/26/26 .................. 200 234,075
1.75%, 02/01/27 .................. 500 584,620
2.00%, 12/04/28 .................. 495 582,872
2.00%, 01/15/30 .................. 2,482 2,911,660
Getlink SE, 3.50%, 10/30/25 ........... 1,199 1,405,467
6,414,564
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
..................... USD 150 157,875
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(d)
..................... GBP 1,089 1,503,267
1,661,142
Wireless Telecommunication Services — 0.7%
America Movil SAB de CV
3.63%, 04/22/29 .................. USD 1,300 1,403,431
4.38%, 04/22/49 .................. 250 303,797
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 13,145 13,818,681
Globe Telecom, Inc., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.53%), 4.20%
(a)(d)(k)
............... 1,770 1,814,250
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 300 328,125
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(b)(j)
......... 2,923 2,291,206
Matterhorn Telecom SA, 4.00%, 11/15/27
(d)
.. EUR 1,100 1,277,397
Millicom International Cellular SA
(b)
5.13%, 01/15/28 .................. USD 5,040 5,218,920
4.50%, 04/27/31 .................. 3,715 3,738,915
Oi Movel SA
8.75%, 07/30/26
(d)
................. 891 915,948
Rogers Communications, Inc.
4.30%, 02/15/48 .................. 77 87,988
4.35%, 05/01/49 .................. 181 209,747
3.70%, 11/15/49 .................. 240 251,906
SoftBank Group Corp.
(d)
2.13%, 07/06/24 .................. EUR 670 753,092
4.50%, 04/20/25 .................. 200 236,808
4.75%, 07/30/25 .................. 1,783 2,131,443
3.13%, 09/19/25 .................. 1,200 1,366,200
2.88%, 01/06/27 .................. 706 761,582
5.00%, 04/15/28 .................. 700 818,866
3.38%, 07/06/29 .................. 479 507,168
4.00%, 09/19/29 .................. 331 364,596
Sprint Communications, Inc., 6.00%, 11/15/22 USD 750 780,626
Sprint Corp.
7.88%, 09/15/23 .................. 2,785 3,066,982
7.13%, 06/15/24 .................. 1,649 1,851,258
7.63%, 02/15/25 .................. 850 977,500
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
7.63%, 03/01/26 .................. USD 3,097 $ 3,718,258
Telefonica Europe BV
(a)(d)(k)
(EUR Swap Annual 10 Year + 4.30%),
5.87% ....................... EUR 1,500 1,872,121
(EUR Swap Annual 6 Year + 4.11%), 4.37% 1,600 1,955,943
T-Mobile USA, Inc.
2.25%, 02/15/26 .................. USD 1,615 1,619,037
5.38%, 04/15/27 .................. 250 260,162
4.75%, 02/01/28 .................. 2,828 2,976,470
2.63%, 02/15/29 .................. 4,124 4,062,140
2.88%, 02/15/31 .................. 2,438 2,407,769
3.50%, 04/15/31
(b)
................. 2,764 2,875,610
3.50%, 04/15/31 .................. 2,467 2,566,618
4.38%, 04/15/40 .................. 475 543,013
3.00%, 02/15/41 .................. 580 566,257
4.50%, 04/15/50 .................. 109 127,574
3.30%, 02/15/51 .................. 925 903,397
3.40%, 10/15/52
(b)
................. 975 970,502
VEON Holdings BV
(b)
4.00%, 04/09/25 .................. 4,695 4,771,294
3.38%, 11/25/27 .................. 3,230 3,156,921
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(d)
................. GBP 900 1,192,506
4.25%, 01/31/31
(b)
................. USD 493 483,140
4.50%, 07/15/31
(d)
................. GBP 1,204 1,623,576
4.75%, 07/15/31
(b)
................. USD 6,498 6,579,225
Vodafone Group plc
5.25%, 05/30/48 .................. 1,037 1,350,688
(EUR Swap Annual 5 Year + 3.43%), 4.20%,
10/03/78
(a)(d)
................... EUR 732 916,087
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
.................... USD 14,595 17,652,326
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80
(a)(d)
........ EUR 400 458,815
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%),
3.25%, 06/04/81
(a)
............... USD 7,145 7,005,530
VTR Comunicaciones SpA, 4.38%, 04/15/29
(b)
2,505 2,492,475
120,383,886
Total Corporate Bonds — 30.7%
(Cost: $5,659,413,539) ............................ 5,626,510,668
Equity-Linked Notes — 10.6%
Air Freight & Logistics — 0.1%
Barclays Bank plc (United Parcel Service, Inc.),
11.70%, 02/03/22 ................. 28 6,017,990
BNP Paribas SA (FedEx Corp.),
14.85%, 02/07/22 ................. 15 3,762,577
9,780,567
Airlines — 0.1%
Credit Suisse AG (Delta Airl ines, Inc.),
17.75%, 01/14/22 ................. 524 20,564,708
Automobiles — 0.2%
BNP Paribas SA (General Motors Co.),
19.52%, 02/02/22 ................. 77 4,574,454
Societe Generale SA (Ford Motor Co.),
19.03%, 02/02/22 ................. 1,221 22,566,754
27,141,208
Banks — 0.6%
Barclays Bank plc (First Republic Bank),
15.30%, 01/14/22 ................. 16 3,413,041
BNP Paribas SA (Bank of America Corp.),
12.65%, 01/18/22
(b)
................ 469 20,979,614

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
BNP Paribas SA (Citizens Financial Group,
Inc.), 14.56%, 01/20/22 .............. USD 72 $ 3,443,707
BNP Paribas SA (JPMorgan Chase & Co.),
10.94%, 01/18/22
(b)
................ 134 21,146,894
Credit Suisse AG (Citizens Financial Group,
Inc.), 12.90%, 01/20/22 .............. 117 5,580,939
Goldman Sachs International (JPMorgan Chase
& Co.), 11.00%, 01/13/22 ............ 162 25,554,657
Royal Bank of Canada (JPMorgan Chase &
Co.), 11.67%, 01/18/22
(b)
............. 73 11,493,498
Royal Bank of Canada (Truist Financial Corp.),
13.59%, 01/19/22
(b)
................ 60 3,508,386
Societe Generale SA (Bank of America Corp.),
7.65%, 01/20/22 .................. 185 8,246,849
Societe Generale SA (Citigroup, Inc.),
7.54%, 01/18/22 .................. 112 6,816,408
Toronto-Dominion Bank (The) (Fifth Third
Bancorp), 16.63%, 01/21/22 .......... 56 2,430,055
112,614,048
Beverages — 0.1%
JPMorgan Structured Products BV (Coca-Cola
Co. (The)), 5.81%, 02/11/22
(b)(d)
........ 142 8,365,203
Biotechnology — 0.1%
(b)
JPMorgan Structured Products BV (AbbVie,
Inc.), 15.19%, 02/03/22
(d)
............ 59 7,569,342
Royal Bank of Canada (AbbVie, Inc.),
19.82%, 02/03/22 ................. 45 6,055,071
13,624,413
Building Products — 0.1%
Credit Suisse AG (Owens Corning),
16.50%, 02/17/22 ................. 40 3,575,979
Societe Generale SA (Johnson Controls
International plc), 10.94%, 01/25/22 ..... 235 18,695,624
22,271,603
Capital Markets — 0.3%
BNP Paribas SA (S&P Global, Inc.),
10.33%, 02/08/22
(b)
................ 47 22,201,322
Credit Suisse AG (Bank of New York
MellonCorp. (The)), 11.55%, 01/19/22 .... 42 2,434,866
Goldman Sachs International (Nasdaq, Inc.),
11.95%, 01/27/22 ................. 12 2,459,776
JPMorgan Structured Products BV
(Goldman Sachs Group, Inc. (The)),
13.30%, 01/19/22
(b)(d)
............... 22 8,307,427
Royal Bank of Canada (Goldman Sachs Group,
Inc. (The)), 14.45%, 01/19/22
(b)
........ 18 6,887,203
Royal Bank of Canada (Morgan Stanley),
9.27%, 01/20/22
(b)
................. 138 13,634,563
Societe Generale SA (S&P Global, Inc.),
9.07%, 02/09/22 .................. 10 4,673,689
Toronto-Dominion Bank (The) (State Street
Corp.), 16.45%, 01/19/22 ............ 26 2,433,991
63,032,837
Chemicals — 0.3%
BNP Paribas SA (LyondellBasell Industries NV),
17.53%, 01/27/22 ................. 53 4,954,847
JPMorgan Structured Products BV (DuPont de
Nemours, Inc.), 11.32%, 01/07/22
(b)(d)
.... 158 12,715,246
Royal Bank of Canada (LyondellBasell
Industries NV), 12.05%, 01/27/22
(b)
...... 40 3,625,601
Societe Generale SA (Dow, Inc.),
13.68%, 01/28/22 ................. 86 4,867,134
Societe Generale SA (Ecolab, Inc.),
7.63%, 02/16/22 .................. 26 5,972,933
Security
Par (000)
Par (000) Value
Chemicals (continued)
Societe Generale SA (Mosaic Co. (The)),
13.41%, 01/13/22 ................. USD 445 $ 17,546,589
Societe Generale SA (Sherwin-Williams Co.
(The)), 8.32%, 01/28/22 ............. 17 5,973,871
55,656,221
Construction & Engineering — 0.0%
JPMorgan Structured Products BV (Vinci SA),
10.13%, 03/18/22
(b)(d)
............... 11 2,486,992
Construction Materials — 0.1%
(b)
JPMorgan Structured Products BV (Martin
Marietta Materials, Inc.), 11.93%, 01/07/22
(d)
20 8,613,251
Royal Bank of Canada (Martin Marietta
Materials, Inc.), 11.39%, 02/07/22 ....... 23 9,918,682
18,531,933
Consumer Finance — 0.1%
Credit Suisse AG (Synchrony Financial),
16.95%, 01/28/22 ................. 77 3,595,164
Royal Bank of Canada (Capital One Financial
Corp.), 11.08%, 01/27/22
(b)
........... 32 4,672,692
Societe Generale SA (Ally Financial, Inc.),
15.79%, 01/20/22 ................. 255 12,211,562
Societe Generale SA (Discover Financial
Services), 12.72%, 01/20/22 .......... 21 2,414,166
22,893,584
Diversified Consumer Services — 1.1%
Barclays Bank plc (Russell 2000 Index)
8.40%, 01/17/22 .................. 17 38,526,048
8.06%, 03/11/22 .................. 18 39,050,002
BNP Paribas SA (Berkshire Hathaway),
5.72%, 02/28/22
(b)
................. 107 31,229,134
Credit Suisse AG (Russell 2000 Index),
8.05%, 02/22/22 .................. 14 30,969,682
Goldman Sachs International (Russell 2000
Index)
9.05%, 01/06/22 .................. 16 36,768,652
8.77%, 02/03/22 .................. 12 26,393,714
202,937,232
Diversified Telecommunication Services — 0.1%
Citigroup Global Markets Holdings, Inc. (Verizon
Communications, Inc.), 6.88%, 01/25/22
(b)
. 443 22,848,045
Toronto-Dominion Bank (The) (AT&T, Inc.),
15.06%, 02/17/22 ................. 145 3,533,782
26,381,827
Electric Utilities — 0.0%
Royal Bank of Canada (NextEra Energy, Inc.),
8.78%, 01/27/22
(b)
................. 53 4,906,854
Electronic Equipment, Instruments & Components — 0.1%
BNP Paribas SA (Zebra Technologies Corp.),
14.70%, 02/11/22 ................. 4 2,342,958
Goldman Sachs International (Flex Ltd.),
17.14%, 02/02/22 ................. 176 3,117,944
Royal Bank of Canada (Zebra Technologies
Corp.), 12.44%, 01/07/22
(b)
........... 14 8,328,031
13,788,933
Energy Equipment & Services — 0.0%
Royal Bank of Canada (Halliburton Co.),
15.17%, 01/24/22
(b)
................ 104 2,402,771

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Entertainment — 0.1%
Royal Bank of Canada (Netflix, Inc.),
9.98%, 01/19/22
(b)
................. USD 8 $ 4,855,577
Societe Generale SA (Netflix, Inc.),
14.40%, 01/19/22 ................. 25 15,091,790
19,947,367
Equity Real Estate Investment Trusts (REITs) — 0.1%
BNP Paribas SA (Invitation Homes, Inc.),
13.60%, 02/16/22 ................. 84 3,707,845
Goldman Sachs International (VICI Properties,
Inc.), 11.96%, 02/02/22 .............. 340 10,252,027
JPMorgan Structured Products BV
(Crown Castle International Corp.),
14.64%, 01/27/22
(b)(d)
............... 12 2,490,759
Merrill Lynch International & Co. (Prologis, Inc.),
10.77%, 01/26/22 ................. 37 6,150,749
22,601,380
Food & Staples Retailing — 0.1%
Bank of Montreal (Kroger Co. (The)),
16.86%, 03/04/22 ................. 55 2,431,045
Royal Bank of Canada (Walmart, Inc.),
8.94%, 01/18/22
(b)
................. 135 19,647,960
Societe Generale SA (Walgreens Boots
Alliance, Inc.), 14.41%, 01/07/22 ....... 49 2,495,414
24,574,419
Food Products — 0.1%
BNP Paribas SA (Mondelez International, Inc.),
7.57%, 01/28/22 .................. 78 4,963,961
JPMorgan Structured Products BV (Kraft Heinz
Co. (The)), 10.51%, 02/11/22
(b)(d)
....... 132 4,758,399
Royal Bank of Canada (Archer-Daniels-Midland
Co.), 8.40%, 01/26/22
(b)
............. 53 3,601,032
13,323,392
Health Care Equipment & Supplies — 0.2%
Credit Suisse AG (Boston Scientific Corp.),
13.40%, 02/03/22 ................. 88 3,677,243
Merrill Lynch International & Co. (Abbott
Laboratories), 13.61%, 01/27/22 ....... 72 9,888,130
Societe Generale SA (Align Technology, Inc.),
13.67%, 02/02/22 ................. 30 19,702,060
33,267,433
Health Care Providers & Services — 0.2%
BNP Paribas SA (Laboratory Corp. of America
Holdings), 17.89%, 02/11/22 .......... 12 3,627,882
BNP Paribas SA (McKesson Corp.),
15.18%, 02/01/22 ................. 11 2,517,314
Royal Bank of Canada (Anthem, Inc.),
13.82%, 02/17/22
(b)
................ 8 3,687,297
Societe Generale SA (UnitedHealth Group,
Inc.), 9.47%, 01/20/22 .............. 51 24,741,166
34,573,659
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas SA (Wendy's Co. (The)),
16.54%, 03/03/22 ................. 109 2,503,699
BNP Paribas SA (Yum! Brands, Inc.),
8.11%, 02/07/22 .................. 18 2,459,667
Goldman Sachs International (Aramark),
16.14%, 01/18/22 ................. 134 4,978,290
Goldman Sachs International (Starbucks Corp.),
10.14%, 01/26/22 ................. 243 28,296,855
JPMorgan Structured Products BV (McDonald's
Corp.), 6.60%, 01/28/22
(b)(d)
........... 31 8,358,717
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Societe Generale SA (Domino's Pizza, Inc.),
14.18%, 02/24/22 ................. USD 7 $ 3,682,408
50,279,636
Household Durables — 0.1%
BNP Paribas SA (Tempur Sealy International,
Inc.), 20.31%, 02/10/22 .............. 80 3,720,109
Royal Bank of Canada (Netwealth Group Ltd.),
12.24%, 02/14/22
(b)
................ 109 2,352,402
Societe Generale SA (DR Horton, Inc.),
14.96%, 01/13/22 ................. 162 16,871,585
22,944,096
Household Products — 0.0%
Royal Bank of Canada (Kimberly-Clark Corp.),
4.29%, 01/27/22
(b)
................. 17 2,396,367
Independent Power and Renewable Electricity Producers — 0.1%
JPMorgan Structured Products BV (AES Corp.
(The)), 8.51%, 01/10/22
(b)(d)
........... 404 9,850,840
Industrial Conglomerates — 0.1%
(b)
Royal Bank of Canada (3M Co.),
5.71%, 01/26/22 .................. 20 3,551,160
Royal Bank of Canada (General Electric Co.),
10.43%, 01/26/22 ................. 51 4,797,982
8,349,142
Insurance — 0.0%
BNP Paribas SA (MetLife, Inc.),
12.84%, 02/03/22 ................. 78 4,864,680
Interactive Media & Services — 0.7%
Royal Bank of Canada (Alphabet, Inc.)
7.96%, 01/25/22
(b)
................. 8 22,119,742
12.64%, 02/03/22
(b)
................ 9 26,147,201
Royal Bank of Canada (Meta Platforms, Inc.),
11.10%, 01/25/22
(b)
................ 67 22,539,667
Societe Generale SA (Alphabet, Inc.),
12.70%, 02/02/22 ................. 10 30,503,896
Societe Generale SA (Meta Platforms, Inc.),
13.02%, 01/27/22 ................. 70 23,547,030
124,857,536
Internet & Direct Marketing Retail — 0.3%
BNP Paribas SA (Amazon.com, Inc.),
9.29%, 01/14/22 .................. 8 27,269,525
Societe Generale SA (Amazon.com, Inc.),
15.70%, 02/02/22 ................. 10 35,366,908
62,636,433
IT Services — 0.3%
BNP Paribas SA (Global Payments, Inc.),
16.64%, 02/07/22 ................. 47 6,201,021
Credit Suisse AG (Visa, Inc.), 9.45%, 01/25/22 103 22,449,560
JPMorgan Structured Products BV (Mastercard,
Inc.), 11.75%, 01/28/22
(b)(d)
........... 28 9,959,079
Royal Bank of Canada (Block, Inc.),
19.97%, 02/24/22
(b)
................ 10 1,761,986
Royal Bank of Canada (Fidelity
National Information Services, Inc.),
12.29%, 02/17/22
(b)
................ 20 2,255,490
Royal Bank of Canada (Fiserv, Inc.),
11.33%, 02/17/22
(b)
................ 24 2,432,173
Toronto-Dominion Bank (The) (PayPal
Holdings, Inc.), 16.07%, 02/17/22 ....... 45 8,671,556
53,730,865

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.3%
JPMorgan Structured Products BV (Danaher
Corp.), 12.21%, 01/28/22
(b)(d)
.......... USD 37 $ 12,148,117
JPMorgan Structured Products BV (Thermo
Fisher Scientific, Inc.), 8.31%, 01/31/22
(b)(d)
43 28,388,879
Societe Generale SA (Charles River
Laboratories International, Inc.),
13.67%, 01/13/22 ................. 29 10,928,206
51,465,202
Machinery — 0.2%
BNP Paribas SA (Caterpillar, Inc.),
16.28%, 02/02/22 ................. 49 9,934,768
Credit Suisse AG (Deere & Co.),
16.40%, 02/18/22 ................. 21 7,216,535
Royal Bank of Canada (Cummins, Inc.),
11.92%, 01/07/22
(b)
................ 63 13,748,921
Royal Bank of Canada (Otis Worldwide Corp.),
8.13%, 02/01/22
(b)
................. 69 5,962,979
36,863,203
Media — 0.2%
BNP Paribas SA (Charter Communications,
Inc.), 10.27%, 01/14/22 .............. 25 16,097,342
Societe Generale SA (Comcast Corp.),
12.54%, 01/28/22 ................. 276 13,928,429
UBS AG (Omnicom Group, Inc.),
14.10%, 02/18/22 ................. 66 4,850,936
34,876,707
Metals & Mining — 0.0%
Societe Generale SA (Freeport-McMoRan,
Inc.), 16.01%, 01/26/22 .............. 122 5,069,643
Multiline Retail — 0.1%
Royal Bank of Canada (Kohl's Corp.),
12.36%, 01/18/22
(b)
................ 247 12,284,137
Oil, Gas & Consumable Fuels — 0.3%
BNP Paribas SA (ConocoPhillips),
14.64%, 02/01/22
(b)
................ 226 16,418,165
BNP Paribas SA (Exxon Mobil Corp.),
11.71%, 02/01/22
(b)
................ 255 15,730,281
BNP Paribas SA (Williams Cos., Inc. (The)),
15.22%, 02/24/22
(b)
................ 87 2,306,474
Goldman Sachs International (Chevron Corp.),
7.12%, 01/24/22 .................. 102 11,955,169
Royal Bank of Canada (Chevron Corp.),
11.31%, 01/21/22
(b)
................ 107 12,446,920
58,857,009
Personal Products — 0.1%
Royal Bank of Canada (Estee Lauder Cos., Inc.
(The)), 11.13%, 01/07/22
(b)
........... 68 24,413,397
Pharmaceuticals — 0.1%
JPMorgan Structured Products BV (Merck
KGaA), 17.62%, 02/03/22
(b)(d)
.......... 82 6,239,415
Merrill Lynch International & Co. (Bristol-Myers
Squibb Co.), 10.35%, 02/17/22 ........ 60 3,702,261
Merrill Lynch International & Co. (Pfizer, Inc.),
23.43%, 02/03/22 ................. 115 6,385,119
Societe Generale SA (Eli Lilly & Co.),
11.50%, 01/28/22 ................. 21 5,854,146
22,180,941
Road & Rail — 0.3%
Barclays Bank plc (Ryder System, Inc.),
14.89%, 01/10/22 ................. 44 3,658,306
Goldman Sachs International (Union Pacific
Corp.), 13.71%, 01/26/22 ............ 112 28,062,832
Security
Par (000)
Par (000) Value
Road & Rail (continued)
JPMorgan Structured Products BV (Uber
Technologies, Inc.), 14.18%, 01/25/22
(b)(d)
.. USD 456 $ 19,301,930
Royal Bank of Canada (XPO Logistics, Inc.),
11.91%, 02/07/22
(b)
................ 98 7,634,586
58,657,654
Semiconductors & Semiconductor Equipment — 0.9%
Credit Suisse AG (Applied Materials, Inc.),
14.65%, 02/11/22 ................. 186 28,864,225
Goldman Sachs International (QUALCOMM,
Inc.), 15.31%, 01/26/22 .............. 153 28,127,651
Merrill Lynch International & Co. (Advanced
Micro Devices, Inc.), 14.52%, 01/25/22 ... 178 24,274,030
Nomura Holdings, Inc. (KLA Corp.),
15.91%, 02/02/22 ................. 54 20,261,267
Royal Bank of Canada (NVIDIA Corp.),
12.33%, 01/18/22
(b)
................ 88 25,939,670
Societe Generale SA (Lam Research Corp.),
12.65%, 01/25/22 ................. 45 30,301,551
157,768,394
Software — 0.7%
Credit Suisse AG (Microsoft Corp.),
13.30%, 01/26/22 ................. 182 60,941,942
Credit Suisse AG (ServiceNow, Inc.),
15.30%, 01/26/22 ................. 43 28,004,524
Royal Bank of Canada (Microsoft Corp.)
7.65%, 01/25/22
(b)
................. 83 28,074,412
10.25%, 02/17/22
(b)
................ 36 11,988,818
129,009,696
Specialty Retail — 0.4%
Bank of Montreal (AutoZone, Inc.),
10.99%, 03/02/22 ................. 2 4,862,546
Bank of Montreal (Signet Jewelers Ltd.),
29.73%, 03/18/22 ................. 41 3,551,859
Bank of Montreal (Ulta Beauty, Inc.),
18.43%, 03/09/22 ................. 12 4,799,461
BNP Paribas SA (O'Reilly Automotive, Inc.),
13.50%, 02/10/22 ................. 5 3,665,964
Royal Bank of Canada (Advance Auto Parts,
Inc.), 10.88%, 01/18/22
(b)
............ 54 12,874,979
Royal Bank of Canada (Home Depot, Inc.
(The)), 10.94%, 01/18/22
(b)
........... 68 28,296,886
Royal Bank of Canada (TJX Cos., Inc. (The)),
8.71%, 01/18/22
(b)
................. 264 20,026,519
78,078,214
Technology Hardware, Storage & Peripherals — 0.6%
BNP Paribas SA (Apple, Inc.),
10.10%, 01/04/22 ................. 184 29,310,854
Credit Suisse AG (Apple, Inc.),
10.25%, 01/26/22 ................. 342 58,430,813
Toronto-Dominion Bank (The) (Apple, Inc.),
11.94%, 02/17/22 ................. 80 12,705,217
100,446,884
Textiles, Apparel & Luxury Goods — 0.1%
BNP Paribas SA (Ralph Lauren Corp.),
17.83%, 02/01/22
(b)
................ 76 9,159,344
Goldman Sachs International (Deckers Outdoor
Corp.), 15.65%, 02/04/22 ............ 7 2,426,043
Goldman Sachs International (Skechers USA,
Inc.), 20.01%, 02/04/22 .............. 57 2,451,573
14,036,960
Trading Companies & Distributors — 0.1%
Societe Generale SA (United Rentals, Inc.),
13.06%, 02/02/22 ................. 41 13,828,240

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.1%
Merrill Lynch International & Co. (T-Mobile US,
Inc.), 8.09%, 02/07/22 .............. USD 166 $ 19,411,376
Total Equity-Linked Notes — 10.6%
(Cost: $1,923,370,817) ............................ 1,932,825,836
Floating Rate Loan Interests — 7.4%
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 9,450 9,458,495
Atlas CC Acquisition Corp., 1st Lien Term
Loan C, (LIBOR USD 3 Month + 4.25%),
5.00%
,
 05/25/28 .................. 1,922 1,923,762
Cobham Ultra US Co., Term Loan, 11/17/28
(o)
. 605 602,544
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 5,358 5,205,036
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.72%
,
 04/06/26 .................. 2,881 2,798,407
Peraton Corp., 1st Lien Term Loan B, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 02/01/28 . 15,062 15,056,536
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 8.50%
,
 02/01/29 . 3,740 3,782,075
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 .................. 1,965 1,974,162
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 12/09/25 ...... 4,703 4,633,879
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 08/22/24 ...... 4,349 4,296,183
49,731,079
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/06/28
(a)
................. 509 507,672
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.50%
,
 04/20/28 .................. 3,334 3,448,890
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28 ........... 4,091 4,073,788
American Airlines, Inc., Term Loan, 01/29/27
(o)
827 776,313
American Airlines, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.11%
,
 12/15/23 .. 4,585 4,481,088
Kestrel Bidco, Inc., Term Loan, (LIBOR USD 3
Month + 3.00%), 4.00%
,
 12/11/26 ....... 3,620 3,504,731
United Airl ines, Inc., Term Loan B, (LIBOR USD
3 Month + 3.75%), 4.50%
,
 04/21/28 ..... 4,503 4,509,096
20,793,906
Auto Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (LIBOR USD 1
Month + 3.50%), 3.60%
,
 04/10/28 ...... 931 930,351
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 04/30/26 . 8,529 8,470,933
Truck Hero, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 4.00%
,
 01/31/28 ...... 5,663 5,626,508
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
3.18%
,
 02/05/26 .................. 5,718 5,628,624
20,656,416
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.35%
,
 01/01/38
(a)
..... USD 7,554 $ 7,542,225
Banks — 0.1%
CML Hyatt Lost Pines, Term Loan, (LIBOR USD
1 Month + 3.43%), 3.52%
,
 01/01/28
(a)(c)
... 10,600 10,547,000
Building Products — 0.1%
(a)
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 04/12/28 .................. 567 565,359
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(o)
. 9,769 9,715,080
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.25%
,
 10/02/28
(c)
................. 801 799,329
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 . 1,424 1,422,314
Jeld-Wen, Inc., Term Loan, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 07/28/28 ...... 1,326 1,324,782
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 .................. 669 671,542
Wilsonart LLC, Term Loan E, (LIBOR USD 3
Month + 3.50%), 4.50%
,
 12/31/26 ...... 7,553 7,546,903
22,045,309
Capital Markets — 0.1%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 07/24/26 . 789 788,694
Cml Paradise Plaza, Term Loan, 01/01/28
(c)(o)
. 9,330 9,330,000
Cogeco Communications Finance LP, Term
Loan B, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 09/01/28 .................. 5,096 5,068,940
Focus Financial Partners LLC, Delayed Draw
Term Loan, (LIBOR USD 3 Month + 1.50%),
4.75%
,
 06/30/28 .................. 464 461,651
Focus Financial Partners LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
3.00%
,
 06/30/28 .................. 2,008 1,995,489
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.35%
,
 04/12/24
(c)
.... 1,275 1,271,134
18,915,908
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month +
2.50%), 3.00%
,
 03/18/28 ............ 5,701 5,687,097
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 4.25%
,
 09/30/28 ...... 1,132 1,129,880
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/24/27 .................. 953 952,812
Ascend Performance Materials Operations LLC,
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 08/27/26 .................. 4,457 4,476,957
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 1.97%
,
 06/01/24 ............ 2,381 2,378,356
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 .................. 868 855,411
Ecovyst Catalyst Technologies LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 06/09/28 .................. 2,624 2,619,118
Element Solutions, Inc., Term Loan B1, (LIBOR
USD 1 Month + 2.00%), 2.09%
,
 01/31/26 . 2,226 2,215,289

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Chemicals (continued)
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 .................. USD 782 $ 776,085
Herens Holdco SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 4.00%),
4.75%
,
 07/03/28 .................. 2,273 2,269,489
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 06/30/27 .................. 4,672 4,639,665
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.72%
,
 01/01/38 .................. 6,694 6,634,384
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ............ 5,710 5,700,729
Oxea Holding Vier GmbH, Term Loan B2,
(LIBOR USD 1 Month + 3.25%), 3.38% -
3.44%
,
 10/14/24 .................. 5,327 5,276,095
Sparta US HoldCo LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.25%
,
 08/02/28 .................. 1,445 1,445,448
WR Grace Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.25%
,
 09/22/28 . 869 869,652
47,926,467
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.25%
,
 05/12/28 .................. 7,574 7,540,690
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.85%
,
 09/07/27 . 2,711 2,697,893
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(o)
.............. 10,721 10,469,791
Covanta Holding Corp., Term Loan B,
11/30/28
(o)
...................... 1,900 1,900,850
Covanta Holding Corp., Term Loan C,
11/30/28
(o)
...................... 142 142,386
KAR Auction Services, Inc., Term Loan B6,
09/19/26
(c)(o)
..................... 1,193 1,172,122
LABL, Inc., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 10/29/28 ............ 2,082 2,076,795
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ............ 2,743 2,738,861
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.47%),
4.47%
,
 07/30/25 .................. 3,301 3,180,562
Tempo Acquisition LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.75%, 11/02/26 ................ 9,001 9,009,213
(LIBOR USD 1 Month + 3.00%),
3.50%, 08/31/28 ................ 1,289 1,291,992
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 .................. 1,400 1,400,444
Viad Corp., Term Loan, (LIBOR USD 3 Month +
5.00%), 5.50%
,
 07/30/28 ............ 1,551 1,546,273
45,167,872
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, (LIBOR USD 1 Month +
3.00%), 3.11%
,
 01/21/28 ............. 6,021 5,995,184
SRS Distribution, Inc., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.25%
,
 06/02/28 ..... 5,256 5,239,061
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
USIC Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%),
4.25%
,
 05/12/28 .................. USD 3,801 $ 3,792,152
15,026,397
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (LIBOR USD 1 Month +
2.00%), 2.10%
,
 01/15/27 ............ 3,520 3,493,173
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 ..... 1,925 1,922,480
Foundation Building Materials, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 3.25%),
3.75%
,
 01/31/28 .................. 4,484 4,449,229
Standard Industries, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 09/22/28 . 2,620 2,621,003
TAMKO Building Products LLC, Term
Loan, (LIBOR USD 2 Month + 3.00%),
3.10%
,
 05/29/26 .................. 856 850,178
13,336,063
Containers & Packaging — 0.1%
(a)
Charter NEX US, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/01/27 .................. 11,486 11,500,642
Flex Acquisition Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 03/02/28 . 3,818 3,807,624
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 04/03/24 .................. 6,622 6,527,563
Pactiv Evergreen, Inc., Term Loan B2, (LIBOR
USD 1 Month + 3.25%), 3.35%
,
 02/05/26 . 1,006 999,242
Tosca Services LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.25%
,
 08/18/27 ...... 1,960 1,953,928
Trident TPI Holdings, Inc., Delayed Draw Term
Loan B3, 09/15/28
(o)
................ 68 68,350
Trident TPI Holdings, Inc., Term Loan
B3, (LIBOR USD 3 Month + 4.00%),
4.50%
,
 09/15/28 .................. 1,198 1,195,694
26,053,043
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 3.50%), 4.25%
,
 10/28/27
(a)
1,341 1,337,515
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 12/11/28 .................. 3,299 3,291,445
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 12/10/29 .................. 971 972,622
Frontdoor, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 2.35%
,
 06/17/28 ...... 966 961,314
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 .................. 1,659 1,574,438
Mileage Plus Holdings LLC, Term Loan,
06/21/27
(o)
...................... 4,786 5,039,892
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 .................. 1,531 1,509,197
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.00%
,
 01/15/27 ............ 3,760 3,760,164

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Voyage Australia Pty Ltd., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 07/20/28 .................. USD 1,196 $ 1,194,878
18,303,950
Diversified Financial Services — 1.1%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28 . 4,501 4,511,039
Advisor Group Holdings, Inc., Term Loan
B1, (LIBOR USD 1 Month + 4.50%),
4.60%
,
 07/31/26 .................. 3,765 3,774,814
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 03/10/28
(c)
1,189 1,188,980
APi Group DE, Inc., Term Loan, (LIBOR USD 3
Month + 0.00%), 2.85%
,
 12/18/28 ...... 1,128 1,126,387
Belron Finance LLC, Term Loan, (LIBOR USD 3
Month + 2.25%), 2.44%
,
 10/30/26 ...... 2,090 2,073,192
Belron Group SA, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.25%
,
 04/13/28 ...... 7,510 7,498,821
Castlelake Aviation One DAC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 10/22/26 .................. 3,217 3,199,650
Colorado Plaza, Term Loan, (LIBOR USD 3
Month + 4.00%), 4.11%
,
 05/15/24
(c)
...... 7,906 7,312,941
Connect Finco SARL, Term Loan, 12/11/26
(o)
. 13,210 13,202,761
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 .................. 8,021 8,024,958
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
7.50%
,
 04/07/28 .................. 1,440 1,465,200
Delta Topco, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 12/01/27 . 6,798 6,800,287
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 . 779 782,163
Gainwell Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 10/01/27 .................. 10,329 10,344,332
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 07/11/25 .................. 3,681 3,663,835
Houston Center, Term Loan, 12/09/22
(c)(o)
.... 39,131 39,189,678
LBM Acquisition LLC, 1st Lien Term Loan,
12/17/27
(o)
...................... 2,156 2,134,621
Lealand Finance Co., BV, Term Loan,
(LIBOR USD 1 Month + 3.00%), 3.10% -
3.09%
,
 06/28/24
(c)
................. 41 23,411
Lealand Finance Co., BV, Term Loan,
(LIBOR USD 1 Month + 1.00%), 1.10% -
4.09%
,
 06/30/25 .................. 390 169,843
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.50%
,
 11/02/27 .. 1,602 1,602,154
Mercury Borrower, Inc., 1st Lien Term Loan,
08/02/28
(o)
...................... 4,928 4,902,128
OLA Singapore PTE. Ltd., Term Loan, (LIBOR
USD 3 Month + 0.00%), 0.00%
,
 01/01/38
(c)
1,455 1,462,275
Park Avenue Tower, Term Loan, 03/09 / 24
(c)(o)
. 31,329 31,303,913
Radiate Holdco LLC, Term Loan, (LIBOR USD
1 Month + 3.25%), 4.00%
,
 09/25/26 ..... 3,469 3,454,916
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 .................. 1,170 1,165,861
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
SMG US Midco 2, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.50%),
2.60%
,
 01/23/25 .................. USD 2,985 $ 2,895,721
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 .................. 3,147 3,132,241
The Vinoy St. Petersburg, Term Loan,
01/01/38
(c)(o)
..................... 10,383 10,330,921
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, (LIBOR USD 3 Month +
5.00%), 6.99%
,
 05/29/26 ............ 2,517 2,084,040
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 1.50%),
2.50%
,
 02/28/25 .................. 2,419 2,482,707
UPC Financing Partnership, Facility Term
Loan AX, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/29 .................. 413 411,365
Veritas US, Inc., Term Loan B, (LIBOR USD 3
Month + 5.00%), 6.00%
,
 09/01/25 ...... 12,307 12,295,576
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.10% - 3.09%
,
 02/28/27 . 3,358 3,339,324
White Cap Buyer LLC, Term Loan, (LIBOR USD
1 Month + 4.00%), 4.50%
,
 10/19/27 ..... 1,303 1,302,983
Ziggo Financing Partnership, Facility Term
Loan I, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 04/30/28 .................. 2,902 2,868,134
201,521,172
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(LIBOR USD 3 Month + 2.75%),
2.87%, 07/15/25 ................ 952 938,997
(LIBOR USD 3 Month + 2.75%),
2.87%, 01/31/26 ................ 3,048 3,011,015
Altice France SA, Term Loan B13, (LIBOR USD
2 Month + 4.00%), 4.12%
,
 08/14/26 ..... 6,370 6,331,613
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 .. 778 776,195
Consolidated Communications, Inc., Term
Loan B1, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 10/02/27 .................. 1,328 1,324,941
Frontier Communications Holdings LLC, Term
Loan B, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 05/01/28 .................. 2,707 2,701,486
Iridium Satellite LLC, Term Loan B2, (LIBOR
USD 1 Month + 2.50%), 3.25%
,
 11/04/26 .. 2,238 2,236,179
Orbcomm, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.25%), 5.00%
,
 09/01/28 . 1,188 1,186,038
Virgin Media Bristol LLC, Facility Term Loan
Q, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 01/31/29 .................. 2,990 2,986,741
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 03/09/27 . 13,744 13,549,058
35,042,263
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 01/15/25 .................. 1,588 1,574,528
Edgewater Generation LLC, Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 12/13/25 . 1,331 1,254,791
2,829,319

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.1%
(a)
Arcline FM Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.75%),
5.50%
,
 06/23/28 .................. USD 3,496 $ 3,487,544
Graftech International Ltd., Term Loan, (LIBOR
USD 3 Month + 3.00%), 3.50%
,
 02/12/25 . 684 682,673
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 09/13/24 . 10,544 10,483,823
14,654,040
Entertainment — 0.1%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, 04/22/26
(o)
.................... 1,804 1,621,585
City Football Group Ltd., Term Loan, (LIBOR
USD 3 Month + 3.50%), 4.00%
,
 07/21/28
(c)
2,963 2,940,778
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/03/24 .................. 2,977 2,957,394
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 .................. 3,016 2,927,869
Playtika Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 2.85%
,
 03/13/28 . 3,462 3,443,077
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 05/30/25 .................. 87 85,797
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 05/18/25 ...... 5,820 5,687,411
WMG Acquisition Corp., Term Loan G, (LIBOR
USD 1 Month + 2.13%), 2.23%
,
 01/20/28 . 907 902,522
20,566,433
Food & Staples Retailing — 0.0%
(a)
H-Food Holdings LLC, Term Loan B2,
05/23/25
(o)
...................... 1,130 1,123,608
US Foods Holding Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%), 2.85% -
2.86%
,
 11/22/28 .................. 2,617 2,613,479
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 09/13/26 ...... 2,403 2,374,530
6,111,617
Food Products — 0.2%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 11/19/26 .................. 2,728 2,687,133
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 10/01/25 .................. 2,081 2,046,849
B&G Foods, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.50%), 2.60%
,
 10/10/26 ...... 218 217,965
Chobani LLC, Term Loan, (LIBOR USD 1 Month
+ 3.50%), 4.50%
,
 10/25/27 ........... 3,772 3,777,908
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 01/29/27 .................. 7,646 7,537,433
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 .................. 1,673 1,666,475
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 3 Month + 2.25%),
2.40%
,
 05/15/24 .................. 494 490,840
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 06/08/28 .................. 2,317 2,313,662
Security
Par (000)
Par (000) Value
Food Products (continued)
Triton Water Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 03/31/28 .................. USD 11,172 $ 11,039,618
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 01/20/28 .................. 3,347 3,338,462
35,116,345
Health Care Equipment & Supplies — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 11/03/28 .. 3,433 3,428,709
Insulet Corp., Term Loan B, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 05/04/28 ...... 898 897,928
Medline Borrower LP, Term Loan, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 10/23/28 ..... 5,801 5,798,401
10,125,038
Health Care Providers & Services — 0.2%
(a)
Azalea TopCo, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.63%
,
 07/24/26 . 5,697 5,667,118
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
4.00%
,
 09/29/28 .................. 1,025 1,024,405
Electron Bidco, Inc., 1st Lien Term Loan,
11/01/28
(o)
...................... 4,340 4,324,945
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.85%
,
 10/10/25 . 2,874 2,303,754
EyeCare Partners LLC, 1st Lien Term Loan
(LIBOR USD 3 Month + 3.75%),
3.97%, 02/18/27 ................ 5,340 5,305,267
(LIBOR USD 3 Month + 3.75%),
4.25%, 11/15/28 ................ 885 880,643
EyeCare Partners LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.25%
,
 11/15/29
(c)
................. 611 611,064
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, 11/01/28
(o)
.................. 3,915 3,906,545
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
7.50%
,
 11/01/29 .................. 1,349 1,331,018
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 06/30/25 .................. 3,386 3,381,614
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 .................. 74 74,148
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27 .................. 1,542 1,541,364
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 2 Month + 4.00%),
5.00%
,
 01/08/27 .................. 2,496 2,495,405
WP CityMD Bidco LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 0.00%
,
 12/22/28 . 2,449 2,446,042
35,293,332
Health Care Technology — 0.1%
(a)
A thenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.40%
,
 02/11/26 .................. 348 348,019
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 1 Month + 2.50%),
3.50%
,
 03/01/24 .................. 2,985 2,981,746
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.85%
,
 10/10/25 ..... 3,776 3,756,906

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Polaris Newco LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.00%),
4.50%
,
 06/02/28 .................. USD 4,199 $ 4,195,104
Verscend Holding Corp., Term Loan B1, (LIBOR
USD 1 Month + 4.00%), 4.10%
,
 08/27/25 . 5,669 5,662,328
16,944,103
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.85%
,
 02/02/26 .................. 503 491,104
Aristocrat Leisure Ltd., Term Loan, (LIBOR USD
3 Month + 3.75%), 4.75%
,
 10/19/24 ..... 1,517 1,522,118
Bally's Corp., Facility Term Loan B, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 10/02/28 . 2,070 2,069,131
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 12/23/24 .................. 6,379 6,339,527
Caesars Resort Collection LLC, Term Loan
B1, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 07/21/25 .................. 5,091 5,089,290
Cml La Quinta Resort, Term Loan, 01/01/38
(c)(o)
8,680 8,679,614
CML Lake Tahoe Resort Hotel, Term
Loan, (LIBOR USD 1 Month + 0.00%),
0.00%
,
 01/01/38
(c)
................. 5,102 5,102,323
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.47%
,
 07/21/26 . 2,086 2,076,986
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/30/23 .................. 1,948 1,937,868
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 1 Month + 12.00%),
13.00%
,
 10/04/23
(c)
................ 312 332,373
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 . 2,926 2,905,200
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.50%
,
 12/31/00
(c)
................. 14,633 13,535,265
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ...... 4,479 4,474,550
IRB Holding Corp., Term Loan B, (LIBOR USD
3 Month + 2.75%), 3.75%
,
 02/05/25 ..... 2,672 2,665,855
Packers Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 03/09/28 . 3,632 3,605,880
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 . 586 569,913
Scientific Games International, Inc., Term
Loan B5, (LIBOR USD 1 Month + 2.75%),
2.85%
,
 08/14/24 .................. 1,516 1,509,211
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 .................. 2,408 2,385,911
Whatabrands LLC, Term Loan B, (LIBOR USD
1 Month + 3.25%), 3.75%
,
 08/03/28 ..... 3,699 3,682,169
Wyndham Hotels & Resorts, Inc., Term
Loan B, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 05/30/25 .................. 968 956,680
69,930,968
Security
Par (000)
Par (000) Value
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 05/17/28 . USD 5,821 $ 5,733,439
Serta Simmons Bedding LLC, Term Loan
(LIBOR USD 1 Month + 7.50%),
8.50%, 08/10/23 ................ 1,927 1,869,414
Snap One Holdings Corp., Term Loan, (LIBOR
USD 3 Month + 4.50%), 5.00%
,
 12/08/28 . 1,715 1,704,129
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 3 Month + 3.25%),
4.00%
,
 10/30/27 .................. 1,307 1,308,241
10,615,223
Household Products — 0.0%
(a)
Pilot Travel Centers LLC, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 08/04/28 . 1,698 1,686,217
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 03/03/28 . 639 636,773
2,322,990
Independent Power and Renewable Electricity Producers — 0.0%
ExGen Renewables IV LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.50%
,
 12/15/27
(a)
1,565 1,562,765
Industrial Conglomerates — 0.1%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.10%
,
 03/31/25 ..... 3,467 3,432,979
Sheraton Austin, Term Loan, 01/01/28
(c)(o)
.... 8,491 8,491,237
11,924,216
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
3.35%, 05/09/25 ................ 6,319 6,250,585
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
4.00%
,
 11/05/27 .................. 7,003 6,989,721
AmWINS Group, Inc., Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/19/28 ..... 5,831 5,782,445
AssuredPartners, Inc., Term Loan
(LIBOR USD 1 Month + 3.50%),
3.60%, 02/12/27 ................ 3,805 3,771,465
(LIBOR USD 1 Month + 3.50%),
4.00%, 02/12/27 ................ 1,380 1,376,946
Asurion LLC, 2nd Lien Term Loan B3, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/31/28
(c)
3,051 3,058,628
Asurion LLC, 2nd Lien Term Loan B4, (LIBOR
USD 1 Month + 5.25%), 5.35%
,
 01/20/29 . 2,713 2,700,005
Asurion LLC, Term Loan B6, (LIBOR USD 1
Month + 3.13%), 3.23%
,
 11/03/23 ....... 2,755 2,746,544
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.10%
,
 11/03/24 ....... 2,676 2,662,011
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.35%
,
 12/23/26 ...... 2,387 2,368,959
Hub International Ltd., Term Loan, (LIBOR USD
3 Month + 2.75%), 2.87%
,
 04/25/25 ..... 1,615 1,595,564
Hub International Ltd., Term Loan B3, (LIBOR
USD 2 Month + 3.25%), 4.00%
,
 04/25/25 . 9,058 9,049,687
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 09/01/27 . 2,274 2,270,801
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
3.35%, 12/31/25 ................ 5,731 5,682,234
(LIBOR USD 1 Month + 3.75%),
3.85%, 09/03/26 ................ 1,989 1,985,310

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Insurance (continued)
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ................ USD 923 $ 923,170
USI, Inc., Term Loan
(LIBOR USD 3 Month + 3.00%),
3.22%, 05/16/24 ................ 5,102 5,059,276
(LIBOR USD 3 Month + 3.25%),
3.47%, 12/02/26 ................ 255 252,847
64,526,198
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2,
06/26/28
(o)
...................... 4,337 4,337,471
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ...... 2,680 2,658,169
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 .................. 10,563 10,546,497
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ...... 9,867 9,879,113
27,421,250
Internet & Direct Marketing Retail — 0.0%
(a)
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
4.25%
,
 11/08/27 .................. 5,649 5,648,293
Pug LLC, Term Loan B2, (LIBOR USD 1 Month
+ 4.25%), 4.75%
,
 02/12/27 ........... 436 433,183
6,081,476
IT Services — 0.2%
(a)
Applied Systems, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 09/19/24 .................. 5,118 5,112,854
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.25%
,
 09/19/25 .................. 805 810,031
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(o)
...................... 5,475 5,432,662
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 .................. 2,963 3,027,208
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.00%
,
 07/30/27 . 5,293 5,285,848
Go Daddy Operating Co. LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 08/10/27 .................. 3,828 3,794,151
Ion Trading Finance Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 4.97%
,
 04/01/28 . 724 725,367
Maximus, Inc., Term Loan B, (LIBOR USD 6
Month + 2.00%), 2.50%
,
 05/28/28 ...... 1,557 1,551,990
Presidio Holdings, Inc., Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.61%
,
 01/22/27 . 942 939,306
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.60%
,
 02/12/27 ............ 5,854 5,713,874
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 .................. 1,854 1,831,892
TierPoint LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 05/05/26 . 1,748 1,747,604
Trader Interactive LLC, Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 07/28/28
(c)
1,061 1,055,695
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.85%
,
 11/16/26 ..... 1,526 1,511,008
Venga Finance SARL, Term Loan, 12/04/28
(o)
. 1,029 1,006,116
Security
Par (000)
Par (000) Value
IT Services (continued)
Virtusa Corp., Term Loan B, (LIBOR USD 1
Month + 3.75%), 4.50%
,
 02/11/28 ....... USD 1,353 $ 1,356,159
WEX, Inc., Term Loan B, (LIBOR USD 1 Month
+ 2.25%), 2.35%
,
 03/31/28 ........... 1,042 1,035,612
ZoomInfo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 02/02/26 . 389 389,486
42,326,863
Leisure Products — 0.0%
Fender Musical Instruments Corp., Term
Loan, (LIBOR USD 1 Month + 4.50%),
4.50%
,
 12/01/28
(a)(c)
................ 1,558 1,556,053
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 11/21/24 .. 538 536,996
Avantor Funding, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.25%), 2.75%
,
 11/08/27 .. 3,869 3,864,441
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 .................. 2,934 2,934,959
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 .................. 7,130 7,148,179
ICON Luxembourg SARL, Term Loan
(LIBOR USD 3 Month + 2.25%),
2.75%, 07/03/28 ................ 5,397 5,394,993
Iqvia, Inc., Term Loan B1, (LIBOR USD 1 Month
+ 1.75%), 1.85%
,
 03/07/24 ........... 1,996 1,991,496
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 10/19/27 .................. 1,696 1,702,478
Phoenix Newco, Inc., 1st Lien Term Loan,
11/15/28
(o)
...................... 5,807 5,804,854
29,378,396
Machinery — 0.2%
(a)
Albion Financing 3 SARL, Term Loan, (LIBOR
USD 3 Month + 5.25%), 5.75%
,
 07/31/26 . 1,873 1,873,000
ASP Blade Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.50%
,
 10/13/28 . 1,427 1,425,815
Clark Equipment Co., Term Loan, (LIBOR USD
3 Month + 2.25%), 2.47%
,
 05/18/24 ..... 1,624 1,620,012
Columbus McKinnon Corp., Term Loan, (LIBOR
USD 6 Month + 2.75%), 3.25%
,
 05/14/28 . 401 401,446
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 10/21/28 ..... 1,647 1,643,101
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.50%), 3.25%
,
 03/31/27 ..... 3,785 3,774,040
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.35%
,
 03/28/25 .................. 14,599 14,339,822
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 03/01/27 .................. 1,701 1,680,544
Madison IAQ LLC, Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 06/21/28 ...... 5,821 5,811,844
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month + 3.50%),
4.00%
,
 07/30/27 .................. 5,598 5,597,288
Vertiv Group Corp., Term Loan B, (LIBOR USD
1 Month + 2.75%), 2.84%
,
 03/02/27 ..... 5,741 5,699,851
43,866,763

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Media — 0.3%
AVSC Holding Corp., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.25%),
4.25%
,
 03/03/25
(a)
................. USD 8,430 $ 7,722,096
AVSC Holding Corp., 1st Lien Term Loan B3,
5.00%
,
 10/15/26
(p)
................. 2,644 3,071,308
Cable One, Inc., Term Loan B4, (LIBOR USD 1
Month + 2.00%), 2.10%
,
 05/03/28
(a)
..... 1,241 1,239,735
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................. 3,345 3,335,619
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.63%
,
 08/21/26
(a)
................. 13,667 13,467,747
CSC Holdings LLC, Term Loan
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ................ 2,682 2,638,683
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ................ 1,698 1,674,287
DirectTV Financing LLC, Term Loan, (LIBOR
USD 3 Month + 5.00%), 5.75%
,
 08/02/27
(a)
9,295 9,297,250
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................. 2,005 2,001,351
Intelsat Jackson Holdings SA, Term Loan,
07/13/22
(a)(o)
..................... 563 562,180
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................. 310 309,095
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................. 6,313 5,962,096
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.35%
,
 03/24/25
(a)
................. 1,784 1,767,306
Midcontinent Communications, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 08/15/26
(a)
................. 1,183 1,182,919
Nexstar Media, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.50%), 2.60%
,
 09/18/26
(a)
863 860,264
Nielsen Finance LLC, Term Loan B4, (LIBOR
USD 1 Month + 2.00%), 2.10%
,
 10/04/23
(a)
—
(q)
53
Sinclair Television Group, Inc., Term Loan
B3, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 04/01/28
(a)
................. 682 668,648
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.60%
,
 12/17/26
(a)
................. 1 503
Trader Corp., 1st Lien Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 09/28/23
(a)(c)
... 4,660 4,648,644
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................. 1,717 1,700,480
62,110,264
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.68%
,
 07/31/25 .................. 1,937 1,937,003
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 03/08/24 .................. 8,635 8,183,929
10,120,932
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.0%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ............ USD 2,183 $ 2,353,994
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.22%
,
 02/07/25 . 2,173 2,161,956
Freeport LNG investments LLLP, Term Loan,
12/21/28
(o)
...................... 320 317,047
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28 . 911 911,037
5,744,034
Personal Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 10/01/26
(a)
................. 11,290 11,325,127
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 .................. 2,897 2,864,022
Bausch Health Cos., Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.10%
,
 06/02/25 . 5,478 5,449,334
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.10%
,
 11/15/27 .................. 1,516 1,493,000
Jazz Pharmaceuticals plc, Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 05/05/28 . 2,948 2,957,590
Organon & Co., Term Loan, (LIBOR USD 3
Month + 3.00%), 3.50%
,
 06/02/28 ...... 2,287 2,287,483
Precision Medicine Group LLC, Term Loan,
11/18/27
(o)
...................... 3,290 3,272,781
Prestige Brands, Inc., Term Loan B5, (LIBOR
USD 1 Month + 2.00%), 2.50%
,
 07/03/28
(c)
723 725,962
19,050,172
Professional Services — 0.1%
(a)
AlixPartners LLP, Term Loan, (LIBOR USD 1
Month + 2.75%), 3.25%
,
 02/04/28 ...... 4,141 4,121,497
CoreLogic, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 06/02/28 . 8,430 8,413,013
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.35%
,
 02/06/26 .................. 7,584 7,549,044
Trans Union LLC, Term Loan B6, (LIBOR USD
1 Month + 2.25%), 2.75%
,
 12/01/28 ..... 5,270 5,252,872
25,336,426
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.60%
,
 02/25/27
(a)
5,681 5,678,193
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan, 10/20/28
(o)
3,708 3,697,803
Synaptics, Inc., Term Loan, (LIBOR USD 3
Month + 2.25%), 2.75%
,
 12/02/28 ...... 833 830,830
4,528,633
Software — 0.8%
(a)
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25 .................. 5,653 5,666,989
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 3 Month + 3.75%), 3.97%
,
 10/02/25 . 5,679 5,639,279
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.25%
,
 10/08/28 . 6,622 6,597,168

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Software (continued)
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 6.50%
,
 10/08/29
(c)
USD 2,431 $ 2,424,923
ConnectWise LLC, Term Loan, (LIBOR USD 3
Month + 3.50%), 4.00%
,
 09/29/28 ...... 828 825,193
DTI Holdco, Inc., Term Loan B1, (LIBOR USD 3
Month + 4.75%), 5.75%
,
 09/29/23 ...... 1,348 1,322,312
E2open LLC, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.00%
,
 02/04/28 ........... 447 446,878
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 12/01/27 .................. 11,315 11,348,509
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.97%
,
 03/11/28 .................. 8,999 8,929,845
Instructure Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.25%
,
 10/30/28 . 1,047 1,041,765
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 5.00%),
5.75%
,
 07/27/28 .................. 7,636 7,609,595
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.00%
,
 07/27/29 .................. 4,649 4,606,880
McAfee LLC, Term Loan B, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 09/30/24 ...... 3,355 3,356,857
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24 . 5,642 5,648,190
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.35%
,
 02/23/29 . 4,512 4,532,665
Netsmart, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27 . 2,124 2,126,917
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27 .................. 7,287 7,284,124
Proofpoint, Inc., 1st Lien Term Loan, (LIBOR
USD 3 Month + 3.25%), 3.75%
,
 08/31/28 . 4,280 4,258,942
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(o)
19,313 19,243,587
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 748 737,486
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 4.00%
,
 12/17/27 ..... 1,192 1,175,597
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.10%
,
 08/01/25 .................. 7,638 7,593,766
Sophia LP, 1st Lien Term Loan B, (LIBOR USD
3 Month + 3.50%), 4.25% - 3.72%
,
 10/07/27 11,292 11,283,276
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.85%
,
 04/16/25 .................. 1,505 1,487,046
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.25%
,
 03/03/28 .................. 5,559 5,570,500
UKG Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 3.75%
,
 05/04/26 ...... 9,676 9,618,477
UKG Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 5.75%
,
 05/03/27 ...... 2,497 2,502,092
UKG, Inc., 1st Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 3.85%
,
 05/04/26 ...... 9,039 9,005,041
151,883,899
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(a)
Belron Finance US LLC, Term Loan, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/13/25 .. USD 1,304 $ 1,294,984
EG Group Ltd., Facility Term Loan, (LIBOR
USD 3 Month + 4.25%), 4.75%
,
 03/31/26
(c)
3,803 3,826,796
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.75%
,
 11/24/28 .................. 1,363 1,354,481
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (LIBOR USD 1 Month +
4.00%), 4.75%
,
 05/04/28 ............ 5,676 5,676,475
MED ParentCo. LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 4.25%), 4.35%
,
 08/31/26 . 2,059 2,052,529
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ...... 1,820 1,798,303
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ....... 11,350 11,356,705
Restoration Hardware, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.00%
,
 10/20/28 . 1,528 1,523,585
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 .................. 694 693,758
29,577,616
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B, (LIBOR USD 1
Month + 2.50%), 2.60%
,
 07/27/28 ...... 7,061 7,011,259
TMK Hawk Parent Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24 . 1,582 1,502,118
TMK Hawk Parent Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 . 5,135 4,402,922
12,916,299
Transportation Infrastructure — 0.0%
(a)
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.50%
,
 09/22/28 .................. 1,033 1,028,692
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
6.25%
,
 09/21/29 .................. 421 425,606
1,454,298
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.25%),
3.50%
,
 05/27/24 .................. 3,696 3,590,577
Gogo Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 04/30/28 .................. 6,307 6,301,872
MetroNet Systems Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
4.50%
,
 06/02/28 .................. 858 857,589
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 .. 1,688 1,668,132
12,418,170
Total Floating Rate Loan Interests — 7.4%
(Cost: $1,360,393,559) ............................ 1,359,751,708

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Foreign Agency Obligations — 0.4%
Chile — 0.0%
Corp. Nacional del Cobre de Chile, 3.75%
,
01/15/31
(b)
...................... USD 1,175 $ 1,248,437
China — 0.0%
Industrial & Commercial Bank of China Ltd.,
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.37%), 3.20%
(a)
(d)(k)
........................... 3,620 3,692,400
Colombia — 0.1%
Ecopetrol SA
5.38%, 06/26/26 .................. 4,642 4,885,125
4.63%, 11/02/31 .................. 4,060 3,943,478
8,828,603
Dominican Republic — 0.0%
Banco de Reservas de la Republica
Dominicana, 7.00%
,
02/01/23
(d)
........ 3,817 3,985,187
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.......... EUR 1,000 1,152,686
France — 0.0%
Electricite de France SA
(a)(d)(k)
(EUR Swap Annual 5 Year + 3.37%), 2.87% 600 700,177
(EUR Swap Annual 5 Year + 3.20%), 3.00% 1,000 1,169,809
(EUR Swap Annual 5 Year + 4.00%), 3.38% 3,000 3,526,504
5,396,490
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(d)
... 495 565,699
Indonesia — 0.0%
(d)
Bank Tabungan Negara Persero Tbk. PT,
4.20%
,
01/23/25 .................. USD 1,433 1,459,941
Pertamina Persero PT, 3.10%
,
08/27/30 .... 4,972 5,069,886
6,529,827
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(d)
3.63%, 09/24/24 .................. EUR 100 115,697
2.63%, 04/28/25 .................. 725 824,424
1.88%, 01/09/26 .................. 100 110,719
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.62%
(a)(d)(k)
........... 1,275 1,393,538
2,444,378
Mexico — 0.2%
Petroleos Mexicanos
6.50%, 03/13/27 .................. USD 5,226 5,555,917
5.95%, 01/28/31 .................. 7,374 7,157,020
6.70%, 02/16/32
(b)
................. 9,512 9,583,340
7.69%, 01/23/50 .................. 4,135 3,969,600
26,265,877
Pakistan — 0.0%
Pakistan Water & Power Development
Authority, 7.50%
,
06/04/31
(d)
.......... 1,780 1,721,594
Panama — 0.1%
Aeropuerto Internacional de Tocumen SA
(b)
4.00%, 08/11/41 .................. 5,506 5,620,594
5.13%, 08/11/61 .................. 2,565 2,686,517
Banco Latinoamericano de Comercio Exterior
SA, 2.38%
,
09/14/25
(b)
.............. 2,960 2,958,705
11,265,816
Security
Par (000)
Par (000) Value
Qatar — 0.0%
Qatar Petroleum, 3.30%
,
07/12/51
(b)
....... USD 4,029 $ 4,139,797
Saudi Arabia — 0.0%
Saudi Arabian Oil Co.
(b)
1.25%, 11/24/23 .................. 330 330,062
2.25%, 11/24/30 .................. 565 549,992
880,054
Total Foreign Agency Obligations — 0.4%
(Cost: $76,915,185) ............................... 78,116,845
Foreign Government Obligations — 1.6%
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 01/26/26
(d)
................. 3,392 3,720,176
4.25%, 01/25/28
(b)
................. 2,115 2,059,481
7.38%, 05/14/30
(d)
................. 3,856 4,278,473
10,058,130
Brazil — 0.1%
Federative Republic of Brazil
6.00%, 04/07/26 .................. 2,272 2,542,936
4.63%, 01/13/28 .................. 6,631 6,922,350
3.88%, 06/12/30 .................. 10,649 10,334,854
19,800,140
Chile — 0.1%
Republic of Chile
2.55%, 07/27/33 .................. 3,955 3,845,002
3.10%, 05/07/41 .................. 7,033 6,876,076
10,721,078
Colombia — 0.1%
Republic of Colombia
8.13%, 05/21/24 .................. 4,414 4,994,165
3.88%, 04/25/27 .................. 2,562 2,580,894
4.50%, 03/15/29 .................. 3,308 3,376,848
3.00%, 01/30/30 .................. 5,589 5,102,757
3.25%, 04/22/32 .................. 2,205 1,984,500
4.13%, 05/15/51 .................. 1,110 903,124
18,942,288
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(d)
................. 2,355 2,619,938
4.50%, 01/30/30
(b)
................. 4,407 4,486,326
4.88%, 09/23/32
(b)
................. 4,650 4,724,981
5.30%, 01/21/41
(d)
................. 1,898 1,874,631
6.40%, 06/05/49
(d)
................. 3,800 3,989,525
17,695,401
Egypt — 0.1%
Arab Republic of Egypt
6.13%, 01/31/22
(d)
................. 1,155 1,159,273
6.13%, 01/31/22
(b)
................. 1,915 1,922,086
5.88%, 06/11/25
(d)
................. 3,568 3,667,904
5.25%, 10/06/25
(b)
................. 4,455 4,488,413
7.60%, 03/01/29
(d)
................. 4,215 4,170,321
5.88%, 02/16/31
(b)
................. 695 615,214
6.38%, 04/11/31
(b)
................. EUR 4,285 4,491,073
20,514,284
Guatemala — 0.0%
Republic of Guatemala
(b)
5.38%, 04/24/32 .................. USD 1,693 1,885,367
4.65%, 10/07/41 .................. 3,402 3,400,512
5,285,879

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Hungary — 0.0%
Hungary Government Bond, 3.13%
,
09/21/51
(b)
USD 2,500 $ 2,461,406
Indonesia — 0.1%
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
(d)
6.15%, 05/21/48 .................. 1,400 1,726,200
4.88%, 07/17/49 .................. 1,800 1,920,150
Republic of Indonesia
4.75%, 01/08/26
(d)
................. 4,508 5,024,448
3.50%, 01/11/28 .................. 1,220 1,313,635
4.10%, 04/24/28 .................. 4,070 4,538,813
4.75%, 02/11/29 .................. 1,527 1,777,046
5.13%, 01/15/45
(d)
................. 3,000 3,723,750
20,024,042
Israel — 0.0%
State of Israel Government Bond, 2.75%
,
07/03/30 ....................... 2,503 2,658,655
Mexico — 0.1%
United Mexican States
4.50%, 04/22/29 .................. 5,024 5,605,842
4.75%, 03/08/44 .................. 2,402 2,614,127
4.35%, 01/15/47 .................. 8,830 9,143,465
4.50%, 01/31/50 .................. 2,560 2,717,280
20,080,714
Mongolia — 0.0%
State of Mongolia, 5.13%
,
04/07/26
(d)
...... 2,067 2,116,091
Morocco — 0.1%
Kingdom of Morocco
(b)
3.00%, 12/15/32 .................. 5,575 5,311,233
4.00%, 12/15/50 .................. 5,807 5,253,520
10,564,753
Oman — 0.0%
Oman Government Bond, 7.38%
,
10/28/32
(d)
. 2,230 2,594,382
Oman Sovereign Sukuk Co., 4.88%
,
06/15/30
(b)
1,170 1,240,200
3,834,582
Pakistan — 0.0%
Islamic Republic of Pakistan, 7.38%
,
04/08/31
(d)
2,265 2,248,013
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 .................. 1,187 1,283,666
2.25%, 09/29/32 .................. 2,733 2,601,987
4.50%, 05/15/47 .................. 4,610 5,081,949
4.50%, 04/01/56 .................. 1,320 1,455,135
10,422,737
Paraguay — 0.1%
Republic of Paraguay
5.00%, 04/15/26
(d)
................. 4,144 4,599,322
4.95%, 04/28/31
(b)
................. 5,265 5,915,885
2.74%, 01/29/33
(b)
................. 5,498 5,304,883
5.40%, 03/30/50
(b)
................. 4,031 4,594,836
5.40%, 03/30/50
(d)
................. 2,075 2,365,241
22,780,167
Peru — 0.1%
Peru Government Bond, 1.86%
,
12/01/32 ... 2,600 2,372,987
Republic of Peru
7.35%, 07/21/25 .................. 2,094 2,490,289
4.13%, 08/25/27 .................. 3,060 3,355,099
3.00%, 01/15/34 .................. 1,065 1,059,675
3.30%, 03/11/41 .................. 2,230 2,226,516
11,504,566
Security
Par (000)
Par (000) Value
Philippines — 0.1%
Republic of Philippines
3.75%, 01/14/29 .................. USD 5,221 $ 5,879,499
2.95%, 05/05/45 .................. 4,573 4,506,691
10,386,190
Qatar — 0.1%
State of Qatar
4.50%, 04/23/28
(d)
................. 4,627 5,305,723
4.00%, 03/14/29
(b)
................. 6,825 7,682,817
12,988,540
Romania — 0.0%
Romania Government Bond
3.00%, 02/14/31
(b)
................. 4,944 5,009,755
4.00%, 02/14/51
(d)
................. 2,552 2,545,365
7,555,120
Russia — 0.0%
Russian Federation, 4.25%
,
06/23/27
(d)
..... 4,600 4,956,500
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(d)
................. 3,327 3,582,139
3.63%, 03/04/28
(d)
................. 2,470 2,688,441
4.38%, 04/16/29
(b)
................. 7,447 8,533,797
14,804,377
South Africa — 0.0%
Republic of South Africa, 4.88%
,
04/14/26 ... 2,503 2,663,818
Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka
(d)
6.85%, 03/14/24 .................. 4,647 2,423,120
6.35%, 06/28/24 .................. 4,812 2,509,157
7.85%, 03/14/29 .................. 2,972 1,492,130
7.55%, 03/28/30 .................. 3,722 1,879,145
8,303,552
Ukraine — 0.0%
Ukraine Government Bond
8.99%, 02/01/24
(d)
................. 3,160 3,143,212
9.75%, 11/01/28
(d)
................. 3,073 3,087,405
7.25%, 03/15/33
(b)
................. 1,548 1,358,370
7,588,987
Uruguay — 0.0%
Oriental Republic of Uruguay, 4.38%
,
10/27/27 4,449 4,981,923
Total Foreign Government Obligations — 1.6%
(Cost: $285,192,324) .............................. 285,941,933
Shares
Shares
Investment Companies — 3.1%
iShares Core Dividend Growth ETF
(r)
....... 3,100,737 172,338,963
iShares iBoxx $ High Yield Corporate Bond
ETF
(h)(r)
......................... 4,111,785 357,766,413
iShares 1-5 Year Investment Grade Corporate
Bond ETF
(r)
...................... 810,949 43,693,932
MPLX LP ......................... 63,416 1,876,479
Western Midstream Partners LP .......... 26,546 591,179
Total Investment Companies — 3.1%
(Cost: $541,928,873) .............................. 576,266,966

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities — 5.4%
Collateralized Mortgage Obligations — 1.4%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 2.75%, 11/25/35 USD 1,556 $ 1,442,073
Series 2005-8, Class 7A2, (LIBOR USD 1
Month + 0.56%), 0.66%, 11/25/35 .... 880 877,750
Series 2005-9, Class 5A1, (LIBOR USD 1
Month + 0.54%), 0.64%, 11/25/35 .... 670 677,734
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 1.65%), 1.73%, 06/25/35
(a)
.... 457 436,644
Series 2005-36, Class 2A1A, (LIBOR USD 1
Month + 0.62%), 0.72%, 08/25/35
(a)
... 1,346 1,222,680
Series 2005-61, Class 1A1, (LIBOR USD 1
Month + 0.52%), 0.62%, 12/25/35
(a)
... 188 183,838
Series 2005-63, Class 3A3, 2.80%,
11/25/35
(a)
.................... 2,133 2,061,667
Series 2005-63, Class 5A1, 3.35%,
12/25/35
(a)
.................... 57 56,135
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 57 57,559
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 0.70%, 01/25/36
(a)
... 2,144 2,055,055
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.00%), 1.08%,
02/25/36
(a)
.................... 4,358 4,159,039
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 704 548,336
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 1,061 759,717
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 501 319,055
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 769 466,192
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,800 1,741,957
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,861 1,396,657
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 894 663,476
Series 2006-9T1, Class A7, 6.00%, 05/25/36 337 204,173
Series 2006-J7, Class 2A1, (Cost of Funds
for the 11th District of San Francisco +
1.50%), 1.73%, 11/20/46
(a)
......... 4,114 3,134,119
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,338 818,044
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.73%), 1.81%,
11/25/46
(a)
.................... 5,491 4,753,839
Series 2006-OA14, Class 2A1, (LIBOR USD
1 Month + 0.38%), 0.48%, 11/25/46
(a)
.. 3,782 3,442,090
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.93%,
11/25/46
(a)
.................... 7,810 7,100,459
Series 2006-OA16, Class A2, (LIBOR USD 1
Month + 0.38%), 0.48%, 10/25/46
(a)
... 351 341,442
Series 2006-OA2, Class A1, (LIBOR USD 1
Month + 0.42%), 0.52%, 05/20/46
(a)
... 1,458 1,321,102
Series 2006-OA3, Class 2A1, (LIBOR USD 1
Month + 0.42%), 0.52%, 05/25/36
(a)
... 7,891 7,279,959
Series 2006-OA8, Class 1A1, (LIBOR USD 1
Month + 0.38%), 0.48%, 07/25/46
(a)
... 10,715 9,773,386
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... USD 1,976 $ 1,319,798
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 438 301,530
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 275 225,087
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 241 187,780
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,229 860,559
Series 2007-19, Class 1A8, 6.00%, 08/25/37 598 418,697
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,271 2,137,277
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 499 321,683
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,227 2,086,755
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 554 358,198
Series 2007-AL1, Class A1, (LIBOR USD 1
Month + 0.25%), 0.35%, 06/25/37
(a)
... 6,461 5,662,885
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,634 934,357
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 1.38%), 1.46%,
11/25/47
(a)
.................... 1,660 1,526,839
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.38%, 04/25/47
(a)
... 10,404 9,515,931
Series 2007-OA4, Class A1, (LIBOR USD 1
Month + 0.17%), 0.44%, 05/25/47
(a)
... 3,924 3,765,924
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.36%), 0.46%, 06/25/47
(a)
... 8,875 7,221,378
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 1,099 856,778
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT + 0.97%), 1.05%, 10/25/46
(a)
.... 10,930 10,495,022
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.94%), 1.02%,
10/25/46
(a)
.................... 5,123 4,161,555
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(e)
.................... 680 655,489
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 340 331,975
Series 2006-D, Class 6A1, 2.81%, 05/20/36 317 321,172
Series 2007-D, Class 1A1, (LIBOR USD 1
Month + 0.42%), 0.52%, 06/20/47 .... 1,221 1,113,618
Banc of America Mortgage Trust, Series 2004-
L, Class 4A1, 2.30%, 01/25/35
(a)
........ 2 1,700
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (LIBOR USD 1 Month + 0.44%),
0.54%, 04/25/36
(a)
................. 4,990 6,358,616
Bear Stearns Asset-Backed Securities I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 718 636,403
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 950 826,507
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (LIBOR USD 1
Month + 0.17%), 0.27%, 03/25/37 .... 1,260 1,200,618
Series 2007-AR3, Class 1A1, (LIBOR USD 1
Month + 0.14%), 0.24%, 03/25/37 .... 1,839 1,767,259
Series 2007-AR4, Class 1A1, (LIBOR USD 1
Month + 0.20%), 0.30%, 09/25/47 .... 2,128 2,116,231

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (LIBOR USD 1
Month + 0.27%), 0.37%, 04/25/35
(a)
... USD 998 $ 954,779
Series 2005-9, Class 1A1, (LIBOR USD 1
Month + 0.60%), 0.70%, 05/25/35
(a)
... 2,985 2,482,456
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.04%,
04/25/46
(a)
.................... 2,684 1,026,729
Series 2007-21, Class 1A1, 6.25%, 02/25/38 150 101,125
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 665 362,651
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 1,015 553,771
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 73 73,691
Credit Suisse Mortgage Capital Certificates,
Series 2008-2R, Class 1A1, 6.00%,
07/25/37
(b)
...................... 486 463,707
CSMC Trust, Series 2011-4R, Class 1A2,
(LIBOR USD 1 Month + 1.50%), 1.58%,
09/27/37
(a)(b)
..................... 5,663 5,218,580
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (LIBOR USD 1
Month + 0.19%), 0.29%, 08/25/47
(a)
..... 11,995 11,436,051
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 2.19%,
02/25/37
(a)
...................... 1,237 901,308
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.13%, 05/25/35
(a)
...... 30 29,446
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (LIBOR USD
1 Month + 0.17%), 0.27%, 02/25/36 ... 3,654 3,550,980
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 2.00%), 2.08%,
03/25/36 ..................... 1,427 1,418,949
Impac CMB Trust, Series 2005-6, Class 1A1,
(LIBOR USD 1 Month + 0.50%), 0.60%,
10/25/35
(a)
...................... 1,635 1,628,237
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 684 663,175
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,220 1,089,839
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 2.83%,
08/25/37 ..................... 116 101,612
Series 2007-AR15, Class 2A1, 3.09%,
08/25/37 ..................... 534 483,827
Lehman XS Trust, Series 2007-20N, Class A1,
(LIBOR USD 1 Month + 1.15%), 1.25%,
12/25/37
(a)
...................... 8,012 8,484,909
Loan Revolving Advance Investment Trust
(a)(b)
Series 2021-1, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.84%, 12/31/22 .... 8,570 8,484,163
Series 2021-2, Class A1X, (LIBOR USD 1
Month + 2.75%), 2.84%, 06/30/23 .... 11,430 11,315,517
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 2.47%,
12/25/35 ..................... 481 471,047
Series 2006-1, Class 2A1, 1.96%, 02/25/36 363 382,009
Prima Capital CRE Securitization Ltd.
(b)(c)
Series 2015-4A, Class C, 4.00%, 08/24/49 . 3,210 3,146,442
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 16,424,100
Prime Mortgage Trust
(b)
Series 2006-DR1, Class 1A2, 6.00%,
05/25/35 ..................... 1 1,022
Series 2006-DR1, Class 2A1, 5.50%,
05/25/35 ..................... 397 380,549
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. USD 177 $ 173,366
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 316 165,116
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 39 37,670
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 3.08%,
04/25/47
(a)
...................... 239 149,400
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (LIBOR USD 1
Month + 0.46%), 0.56%, 02/25/36 .... 987 929,231
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.48%, 06/25/36 .... 7,776 7,339,206
Series 2006-AR6, Class 2A1, (LIBOR USD 1
Month + 0.38%), 0.48%, 07/25/46 .... 10,240 8,679,707
Series 2007-AR4, Class GA4B, (LIBOR USD
1 Month + 0.18%), 0.28%, 09/25/47 ... 2,156 2,209,198
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.75%), 0.83%,
06/25/47 ..................... 6,000 5,799,508
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.81%), 0.89%,
07/25/47 ..................... 3,306 2,974,712
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.19%, 10/25/36
(e)
1,124 548,240
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.98%), 1.06%,
06/25/46
(a)
.................... 4,290 3,121,686
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.85%), 0.93%,
10/25/46
(a)
.................... 5,232 4,759,080
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.72%), 0.80%,
12/25/46
(a)
.................... 4,748 4,233,246
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.84%), 0.92%,
05/25/47
(a)
.................... 2,929 2,688,603
250,420,438
Commercial Mortgage-Backed Securities — 3.9%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
.......... 7,780 7,347,540
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.23%, 09/15/34
(a)(b)
.......... 29,015 28,869,060
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (LIBOR USD 1 Month + 2.10%),
2.21%, 04/15/35
(a)(b)
................ 3,467 3,428,938
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (LIBOR USD 1
Month + 1.95%), 2.06%, 12/15/36 .... 11,310 11,025,946
Series 2017-ATRM, Class E, (LIBOR USD 1
Month + 3.05%), 3.16%, 12/15/36 .... 1,490 1,407,569

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (LIBOR USD 1
Month + 1.50%), 1.61%, 11/15/32 .... USD 3,225 $ 2,828,680
Series 2017-SCH, Class DL, (LIBOR USD 1
Month + 2.00%), 2.11%, 11/15/32 ..... 3,965 3,283,416
Series 2018-DSNY, Class D, (LIBOR USD 1
Month + 1.70%), 1.81%, 09/15/34 .... 11,982 11,892,016
Barclays Commercial Mortgage Trust, Series
2019-C3, Class C, 4.18%, 05/15/52 ..... 3,442 3,634,915
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (LIBOR USD 1
Month + 0.47%), 0.57%, 08/25/35 .... 3,337 3,207,564
Series 2005-3A, Class A1, (LIBOR USD 1
Month + 0.48%), 0.58%, 11/25/35 .... 745 710,139
Series 2007-1, Class A1, (LIBOR USD 1
Month + 0.22%), 0.32%, 03/25/37 .... 2,544 2,458,394
Series 2007-3, Class A2, (LIBOR USD 1
Month + 0.29%), 0.39%, 07/25/37 .... 3,864 3,668,268
Series 2007-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.55%, 09/25/37 .... 1,020 979,248
Series 2007-6A, Class A4A, (LIBOR USD 1
Month + 1.50%), 1.60%, 12/25/37 .... 2,150 2,115,892
BBCMS Mortgage Trust
(a)(b)
Series 2017-DELC, Class E, (LIBOR USD 1
Month + 2.50%), 2.61%, 08/15/36 .... 2,710 2,675,970
Series 2017-DELC, Class F, (LIBOR USD 1
Month + 3.50%), 3.61%, 08/15/36 .... 1,800 1,777,754
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ..................... 1,750 1,534,519
BB-UBS Trust, Series 2012-SHOW, Class E,
4.03%, 11/05/36
(a)(b)
................ 2,672 2,278,037
Benchmark Mortgage Trust
(a)
Series 2018-B3, Class D, 3.04%, 04/10/51
(b)
1,250 1,151,284
Series 2018-B7, Class C, 4.86%, 05/15/53 . 4,770 5,180,691
BFLD Trust, Series 2020-EYP, Class E, (LIBOR
USD 1 Month + 3.70%), 3.81%, 10/15/35
(a)(b)
3,600 3,597,978
BPR Trust, Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 3.71%, 09/15/38
(a)(b)
4,495 4,481,011
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,683,040
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 2,023,921
BX Commercial Mortgage Trust
(a)(b)
Series 2018-IND, Class G, (LIBOR USD 1
Month + 2.05%), 2.16%, 11/15/35 .... 10,150 10,124,518
Series 2018-IND, Class H, (LIBOR USD 1
Month + 3.00%), 3.11%, 11/15/35 ..... 11,550 11,506,512
Series 2019-XL, Class G, (LIBOR USD 1
Month + 2.30%), 2.41%, 10/15/36 .... 6,375 6,323,152
Series 2019-XL, Class J, (LIBOR USD 1
Month + 2.65%), 2.76%, 10/15/36 .... 14,288 14,136,436
Series 2020-BXLP, Class G, (LIBOR USD 1
Month + 2.50%), 2.61%, 12/15/36 .... 6,229 6,159,406
Series 2020-FOX, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 11/15/32 .... 5,499 5,497,640
Series 2021-21M, Class E, (LIBOR USD 1
Month + 2.17%), 2.28%, 10/15/36 .... 11,186 11,045,698
Series 2021-CIP, Class E, (LIBOR USD 1
Month + 2.82%), 2.92%, 12/15/28 .... 13,437 13,432,939
Series 2021-NWM, Class A, (LIBOR USD 1
Month + 0.91%), 1.02%, 02/15/33
(c)
... 14,812 14,756,455
Series 2021-NWM, Class B, (LIBOR USD 1
Month + 2.15%), 2.26%, 02/15/33
(c)
... 8,685 8,652,431
Series 2021-NWM, Class C, (LIBOR USD 1
Month + 4.25%), 4.36%, 02/15/33
(c)
... 5,735 5,713,494
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-SOAR, Class G, (LIBOR USD 1
Month + 2.80%), 2.91%, 06/15/38 .... USD 11,180 $ 11,074,887
Series 2021-SOAR, Class J, (LIBOR USD 1
Month + 3.75%), 3.86%, 06/15/38 .... 8,800 8,690,683
Series 2021-VINO, Class F, (LIBOR USD 1
Month + 2.80%), 2.91%, 05/15/38 .... 18,644 18,471,839
Series 2021-XL2, Class F, (LIBOR USD 1
Month + 2.24%), 2.35%, 10/15/38 .... 13,980 13,906,798
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (LIBOR USD 1
Month + 3.14%), 3.25%, 10/15/36 .... 13,310 13,227,998
Series 2021-LBA, Class GJV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 .... 11,900 11,707,504
Series 2021-LBA, Class GV, (LIBOR USD 1
Month + 3.00%), 3.11%, 02/15/36 .... 8,900 8,756,033
Series 2021-MFM1, Class E, (LIBOR USD 1
Month + 2.25%), 2.36%, 01/15/34 .... 4,680 4,644,223
Series 2021-MFM1, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 01/15/34 .... 7,240 7,212,679
Series 2021-SDMF, Class J, (LIBOR USD 1
Month + 4.03%), 4.14%, 09/15/34 .... 1,259 1,251,062
Series 2021-VIEW, Class E, (LIBOR USD 1
Month + 3.60%), 3.71%, 06/15/23 .... 9,532 9,512,578
BXP Trust
(a)(b)
Series 2017-CC, Class D, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 6,800 6,835,840
Series 2017-CC, Class E, (LIBOR USD 1
Month + 0.00%), 3.55%, 08/13/37 .... 10,985 10,850,970
Series 2021-601L, Class D, 2.78%, 01/15/44 5,360 4,940,122
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.85%, 05/10/58
(a)
3,330 3,541,729
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.................... 3,600 3,679,254
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.................... 2,100 2,144,545
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/10/47
(a)
.................... 2,278 2,393,845
Series 2015-GC27, Class C, 4.42%,
02/10/48
(a)
.................... 2,267 2,344,248
Series 2016-C1, Class C, 4.94%, 05/10/49
(a)
2,870 3,088,165
Series 2016-C1, Class D, 4.94%, 05/10/49
(a)
(b)
.......................... 980 984,391
Series 2016-GC37, Class C, 4.93%,
04/10/49
(a)
.................... 2,640 2,772,914
Series 2016-GC37, Class D, 2.79%,
04/10/49
(b)
.................... 3,446 3,100,105
Series 2016-P3, Class C, 4.89%, 04/15/49
(a)
1,271 1,307,334
Series 2018-C6, Class C, 5.07%, 11/10/51
(a)
3,976 4,397,889
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(b)
................... 3,000 3,024,196
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)
................... 5,000 4,721,880
Series 2014-CR15, Class C, 4.69%,
02/10/47
(a)
.................... 2,050 2,148,736
Series 2015-CR23, Class B, 4.18%,
05/10/48
(a)
.................... 9,520 9,952,760
Series 2015-LC19, Class C, 4.23%,
02/10/48
(a)
.................... 6,513 6,774,764
Series 2015-LC19, Class D, 2.87%,
02/10/48
(b)
.................... 1,580 1,516,613
Series 2015-LC21, Class C, 4.33%,
07/10/48
(a)
.................... 6,010 6,233,946
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(b)
................... 3,200 3,045,036

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-COR2, Class D, 3.00%,
09/10/50
(b)
.................... USD 709 $ 655,884
Series 2018-HCLV, Class B, (LIBOR USD 1
Month + 1.40%), 1.51%, 09/15/33
(a)(b)
.. 2,500 2,474,032
Credit Suisse Mortgage Capital Certificates,
Series 2021-980M, Class E, 3.54%,
07/15/31
(a)(b)
..................... 1,450 1,359,305
CSAIL Commercial Mortgage Trust
(a)
Series 2016-C6, Class C, 4.92%, 01/15/49 3,950 4,104,123
Series 2018-C14, Class D, 4.92%,
11/15/51
(b)
.................... 2,545 2,631,694
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (LIBOR USD 1
Month + 4.86%), 4.97%, 10/15/37 .... 4,661 4,711,975
Series 2021-BHAR, Class E, (LIBOR USD 1
Month + 3.50%), 3.61%, 11/15/38 .... 1,338 1,338,242
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (LIBOR USD 1 Month + 2.00%),
2.10%, 05/15/35
(a)(b)
................ 5,077 5,029,093
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (LIBOR USD 1
Month + 0.00%), 3.53%, 10/10/34 .... 10,428 10,369,741
Series 2017-BRBK, Class F, 3.53%,
10/10/34 ..................... 2,890 2,827,224
ELP Commercial Mortgage Trust
(a)(b)
Series 2021-ELP, Class G, (LIBOR USD 1
Month + 3.12%), 3.23%, 11/15/38 .... 11,890 11,808,064
Series 2021-ELP, Class J, (LIBOR USD 1
Month + 3.61%), 3.72%, 11/15/38 .... 4,560 4,536,201
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (LIBOR USD 1
Month + 2.25%), 2.36%, 07/15/38 .... 10,097 10,097,459
Series 2021-ESH, Class E, (LIBOR USD 1
Month + 2.85%), 2.96%, 07/15/38 .... 6,536 6,535,986
Series 2021-ESH, Class F, (LIBOR USD 1
Month + 3.70%), 3.81%, 07/15/38 .... 6,823 6,822,516
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class J, 5.86%, 05/03/32
(b)
...... 1,500 1,548,833
GS Mortgage Securities Corp. Trust, Series
2021-DM, Class F, (LIBOR USD 1 Month +
3.44%), 3.53%, 11/15/36
(a)(b)
.......... 6,640 6,638,482
GS Mortgage Securities Trust
Series 2015-GC32, Class C, 4.42%,
07/10/48
(a)
.................... 1,075 1,117,506
Series 2015-GC32, Class D, 3.35%,
07/10/48 ..................... 1,162 1,096,104
Series 2017-GS7, Class D, 3.00%,
08/10/50
(b)
.................... 2,749 2,536,195
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 3,110,322
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,921,448
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (LIBOR USD 1
Month + 3.35%), 3.46%, 10/15/36 .... 4,743 4,732,638
Series 2021-LULU, Class F, (LIBOR USD 1
Month + 4.40%), 4.51%, 10/15/36 .... 1,177 1,174,489
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.11%,
12/15/48
(a)(b)
..................... 1,898 1,838,866
JPMCC Commercial Mortgage Securities
Trust
(a)
Series 2017-JP5, Class C, 3.85%, 03/15/50 5,137 5,234,024
Series 2017-JP5, Class D, 4.60%,
03/15/50
(b)
.................... 2,832 2,823,663
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C5, Class C, 4.51%, 03/15/50
(a)
1,486 1,436,331
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2015-JP1, Class D, 4.22%, 01/15/49 USD 5,750 $ 5,495,250
Series 2019-OSB, Class E, 3.78%,
06/05/39
(b)
.................... 2,800 2,857,791
KNDL Mortgage Trust, Series 2019-KNSQ,
Class E, (LIBOR USD 1 Month + 1.80%),
1.91%, 05/15/36
(a)(b)
................ 12,751 12,735,726
Life Mortgage Trust, Series 2021-BMR, Class
F, (LIBOR USD 1 Month + 2.35%), 2.46%,
03/15/38
(a)(b)
..................... 10,938 10,910,012
LSTAR Commercial Mortgage Trust, Series
2017-5, Class C, 4.87%, 03/10/50
(a)(b)
.... 3,375 3,498,403
LUXE Trust, Series 2021-TRIP, Class E,
(LIBOR USD 1 Month + 2.75%), 2.86%,
10/15/38
(a)(b)
..................... 920 917,962
MAD Mortgage Trust, Series 2017-330M, Class
D, 3.98%, 08/15/34
(a)(b)
.............. 3,305 3,328,912
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (LIBOR USD 1
Month + 4.00%), 4.11%, 11/15/38 ..... 13,800 13,661,653
Series 2021-MDLN, Class G, (LIBOR USD 1
Month + 5.25%), 5.36%, 11/15/38 .... 25,270 25,019,150
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class G, (SOFR30A +
4.22%), 4.27%, 12/15/34
(a)(b)
.......... 3,940 3,951,666
MHP, Series 2021-STOR, Class J, (LIBOR USD
1 Month + 3.95%), 4.06%, 07/15/38
(a)(b)
... 1,897 1,895,335
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2015-C23, Class D, 4.14%,
07/15/50
(a)(b)
................... 727 715,914
Series 2015-C25, Class D, 3.07%, 10/15/48 3,435 3,267,543
Series 2015-C26, Class D, 3.06%,
10/15/48
(b)
.................... 1,812 1,737,783
Series 2017-C33, Class C, 4.56%,
05/15/50
(a)
.................... 3,161 3,258,184
Morgan Stanley Capital I Trust
Series 2015-MS1, Class C, 4.03%,
05/15/48
(a)
.................... 1,530 1,526,433
Series 2015-MS1, Class D, 4.03%,
05/15/48
(a)(b)
................... 3,925 3,642,326
Series 2017-CLS, Class E, (LIBOR USD 1
Month + 1.95%), 2.06%, 11/15/34
(a)(b)
.. 3,998 3,989,200
Series 2017-CLS, Class F, (LIBOR USD 1
Month + 2.60%), 2.71%, 11/15/34
(a)(b)
.. 7,904 7,869,221
Series 2017-H1, Class D, 2.55%, 06/15/50
(b)
7,130 6,246,747
Series 2017-HR2, Class D, 2.73%, 12/15/50 1,570 1,387,282
Series 2018-H3, Class C, 4.86%, 07/15/51
(a)
2,880 3,183,819
Series 2018-MP, Class E, 4.28%, 07/11/40
(a)
(b)
.......................... 2,112 1,881,358
Series 2018-SUN, Class F, (LIBOR USD 1
Month + 2.55%), 2.66%, 07/15/35
(a)(b)
.. 4,040 3,991,852
Motel Trust, Series 2021-MTL6, Class F,
(LIBOR USD 1 Month + 3.55%), 3.66%,
09/15/38
(a)(b)
..................... 2,025 2,024,387
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
....... 8,300 7,389,518
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (LIBOR USD 1 Month +
4.35%), 4.46%, 07/15/38
(a)(b)
.......... 1,400 1,399,123
SREIT Trust, Series 2021-MFP2, Class J,
(LIBOR USD 1 Month + 3.92%), 4.02%,
11/15/36
(a)(b)
..................... 2,377 2,367,334

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
STWD Trust, Series 2021-FLWR, Class G,
(LIBOR USD 1 Month + 3.67%), 3.78%,
07/15/23
(a)(b)
..................... USD 2,956 $ 2,906,410
TPGI Trust
(a)(b)
Series 2021-DGWD, Class F, (LIBOR USD 1
Month + 3.00%), 3.11%, 06/15/26 .... 5,180 5,133,164
Series 2021-DGWD, Class G, (LIBOR USD
1 Month + 3.85%), 3.96%, 06/15/26 ... 1,794 1,779,520
USDC, Series 2018, Class F, 4.49%, 05/13/38
(a)
(b)
............................ 2,550 1,926,517
VCC Trust, Series 2020-MC1, Class A, 4.50%,
06/25/45
(a)(b)
..................... 3,982 3,998,586
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS3, Class B, 4.50%,
09/15/57
(a)
.................... 1,600 1,716,939
Series 2015-P2, Class D, 3.24%, 12/15/48
(b)
593 519,080
Series 2016-C37, Class C, 4.49%,
12/15/49
(a)
.................... 2,803 2,898,884
Series 2016-LC25, Class C, 4.34%,
12/15/59
(a)
.................... 8,320 8,647,312
Series 2016-NXS5, Class B, 4.95%,
01/15/59
(a)
.................... 1,875 2,013,123
Series 2016-NXS5, Class D, 4.98%,
01/15/59
(a)
.................... 400 413,347
Series 2016-NXS6, Class C, 4.39%,
11/15/49
(a)
.................... 4,783 5,005,441
Series 2017-C39, Class C, 4.12%, 09/15/50 3,268 3,403,412
Series 2017-C39, Class D, 4.34%,
09/15/50
(a)(b)
................... 1,690 1,566,823
Series 2017-C41, Class D, 2.60%,
11/15/50
(a)(b)
................... 487 396,730
Series 2018-C44, Class C, 4.83%,
05/15/51
(a)
.................... 2,346 2,554,991
Series 2018-C44, Class D, 3.00%,
05/15/51
(b)
.................... 2,150 1,947,693
Series 2018-C45, Class C, 4.73%, 06/15/51 1,158 1,240,701
WFRBS Commercial Mortgage Trust, Series
2014-C22, Class C, 3.76%, 09/15/57
(a)
... 1,300 1,326,970
720,902,004
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.93%,
08/10/35 ..................... 75,147 3,038,957
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ..................... 35,000 375,900
CFCRE Commercial Mortgage Trust, Series
2016-C6, Class XA, 1.10%, 11/10/49 .... 60,819 2,683,907
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.74%,
09/10/47
(b)
.................... 12,675 242,346
Series 2015-CR25, Class XA, 0.82%,
08/10/48 ..................... 12,611 320,967
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.82%,
09/15/47 ....................... 6,609 117,926
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 1,258,572
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.86%, 03/10/50
(b)
..... 38,195 983,056
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class XB, 0.33%,
04/15/47
(b)
.................... 80,982 553,666
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class XD, 1.32%,
10/15/48
(b)
.................... USD 12,675 $ 574,431
Series 2016-C32, Class XA, 0.66%,
12/15/49 ..................... 30,174 847,914
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.61%, 03/15/49
(b)
..... 13,600 837,352
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%,
04/10/37 ..................... 40,610 467,433
Series 2017-75B, Class XB, 0.03%,
04/10/37 ..................... 27,000 79,772
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
.................... 11,784 572,820
Series 2016-LC25, Class XA, 0.84%,
12/15/59 ..................... 19,731 678,156
WFRBS Commercial Mortgage Trust
Series 2014-C20, Class XB, 0.57%,
05/15/47 ..................... 57,079 744,672
Series 2014-LC14, Class XA, 1.25%,
03/15/47 ..................... 25,432 531,766
14,909,613
Total Non-Agency Mortgage-Backed Securities — 5.4%
(Cost: $966,299,387) .............................. 986,232,055
Preferred Securities — 3.4%
Capital Trusts — 2.8%
Banks — 1.1%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(d)
... EUR 5,600 7,076,916
Citigroup, Inc.
Series U, (SOFR + 3.81%), 5.00% ...... USD 39,856 41,051,680
Series V, (SOFR + 3.23%), 4.70% ...... 13,170 13,304,334
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 7,270 7,324,525
Series Y, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.00%),
4.15% ....................... 15 15,244
HSBC Holdings plc, (USD Swap Rate 5 Year +
3.71%), 6.37% ................... 2,000 2,145,000
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% ..... 26,805 27,542,137
Series HH, (SOFR + 3.13%), 4.60% ..... 23,515 24,132,269
PNC Financial Services Group, Inc. (The),
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.60%),
3.40% ......................... 22,250 21,899,340
US Bancorp, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 2.54%),
3.70% ......................... 10,680 10,677,864
Wells Fargo & Co.
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ....................... 36,100 38,090,554
Series BB, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.45%),
3.90% ....................... 8,065 8,286,788
201,546,651

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets — 0.6%
(a)(k)
Bank of New York Mellon Corp. (The), Series
H, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%), 3.70% . USD 21,025 $ 21,498,063
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 21,725 22,159,500
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 25,785 26,042,850
Goldman Sachs Group, Inc. (The)
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ....................... 12,030 12,691,650
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ....................... 6,755 7,008,313
Series T, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.80% ....................... 16,500 16,417,500
105,817,876
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc., Series B, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.87%), 4.70% .................. 32,950 34,185,625
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ........ 20,150 21,535,312
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70% . 9,712 11,071,680
66,792,617
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(k)
............ 16,815 17,478,688
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
............ 36,050 37,765,980
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 5.74%),
7.00%
(a)(b)(k)
...................... 1,923 1,947,787
Insurance — 0.2%
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85%
(a)(k)
................ 26,150 26,673,000
Oil, Gas & Consumable Fuels — 0.2%
(a)(k)
Energy Transfer LP
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ....................... 6,875 6,513,513
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ....................... 33,025 33,520,375
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% ... 9,499 7,587,326
MPLX LP, Series B, (LIBOR USD 3 Month +
4.65%), 6.87% ................... 170 170,425
47,791,639
Total Capital Trusts — 2.8%
(Cost: $498,839,472) .............................. 505,814,238
Security
Shares
Shares Value
Preferred Stocks — 0.5%
Consumer Finance — 0.1%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.90%
(a)(k)
................. 136,000 $ 7,956,000
Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference) .............. 389 263,096
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 17,624 1,422,101
Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%
(k)
..... 735,000 19,933,200
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP, Series E, (LIBOR USD 3
Month + 5.16%), 7.60%
(a)(k)
........... 625,000 15,843,750
Petroleo Brasileiro SA (Preference) ........ 1,044,139 5,304,381
21,148,131
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 738,010 44,122,423
Total Preferred Stocks — 0.5%
(Cost: $77,238,893) ............................... 94,844,951
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
3.37%, 12/21/65
(a)(b)
................ 16,872,000 13,919,400
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (LIBOR USD 3 Month +
1.80%), 3.67%, 12/21/65
(a)(b)
.......... 11,944,000 10,182,260
Total Trust Preferreds — 0.1%
(Cost: $27,894,929) ............................... 24,101,660
Total Preferred Securities — 3.4%
(Cost: $603,973,294) .............................. 624,760,849
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities — 0.0%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class
CFX, (LIBOR USD 1 Month + 0.00%),
3.66%, 04/25/28
(a)(b)
................ USD 4,627 4,507,336
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K732, Class B,
4.06%, 05/25/25
(a)(b)
................ 1,500 1,596,675
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $5,952,808) ............................... 6,104,011
Shares
Shares
Warrants — 0.0%
Consumer Finance — 0.0%
Srisawad Corp. PCL (Issued/exercisable
08/14/20, 100 shares for 1 warrant, Expires
08/29/25, Strike Price THB 100.00)
(f)
..... 720 215

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
December 31, 2021
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(f)
..... 1,489 $ 18,464
Total Warrants — 0.0%
(Cost: $0) ..................................... 18,679
Total Long-Term Investments — 95.0%
(Cost: $16,509,985,577) ............................ 17,403,994,341
Short-Term Securities — 5.9%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.00% .................... 771,859,834 771,859,834
SL Liquidity Series, LLC, Money Market Series,
0.15%
(t)
........................ 319,641,177 319,673,141
Total Short-Term Securities — 5.9%
(Cost: $1,091,547,436) ............................ 1,091,532,975
Security
Shares
Shares Value
Short-Term Securities (continued)
Total Options Purchased — 0.0%
(Cost: $97,323) ................................. $ 44,490
Total Investments Before Options Written — 100.9%
(Cost: $17,601,630,336 ) ............................ 18,495,571,806
Total Options Written — (0.0)%
(Premium Received — $71,415) ...................... (26,441)
Total Investments Net of Options Written — 100.9%
(Cost: $17,601,558,921 ) ............................ 18,495,545,365
Liabilities in Excess of Other Assets — (0.9)% ............. (173,714,657)
Net Assets — 100.0% ............................... $ 18,321,830,708
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Non-income producing security.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,840,400, representing 0.06% of its net assets as of period end, and an original cost of $11,734,320.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Fixed rate.
(q)
Rounds to less than 1,000.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
07/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/21
Shares
Held at
12/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 1,361,801,474 $ — $ (589,941,640) $ — $ — $ 771,859,834 771,859,834 $ 16,959 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 379,899,919 — (60,151,378) (60,857) (14,543) 319,673,141 319,641,177 2,428,418
(b)
—
iShares 1-5 Year Investment
Grade Corporate Bond ETF .. 44,537,320 — — — (843,388) 43,693,932 810,949 333,641 72,166
iShares Core Dividend Growth
ETF .................. 400,880,726 — (236,928,148) 31,059,813 (22,673,428) 172,338,963 3,100,737 2,866,579 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 361,179,194 — — — (3,412,781) 357,766,413 4,111,785 6,999,307 —
$ 30,998,956 $ (26,944,140) $ 1,665,332,283 $ 12,644,904 $ 72,166
— —

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2021
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
EURO STOXX 50 Index ..................................................... 2,699 03/18/22 $ 131,367 $ 2,795,053
MSCI Emerging Markets E-Mini Index ............................................ 313 03/18/22 19,192 12,241
S&P 500 E-Mini Index ...................................................... 9 03/18/22 2,141 (7,455)
U.S. Treasury 10 Year Ultra Note ............................................... 11 03/22/22 1,607 (5,515)
U.S. Treasury Ultra Bond .................................................... 232 03/22/22 45,501 716,898
3,511,222
Short Contracts
Euro-Bund .............................................................. 13 03/08/22 2,536 36,731
GBP Currency ............................................................ 4,127 03/14/22 349,015 (7,568,382)
JPY Currency ............................................................ 654 03/14/22 71,106 877,138
U.S. Treasury 10 Year Note ................................................... 13,416 03/22/22 1,748,482 7,200,661
U.S. Treasury Long Bond .................................................... 13 03/22/22 2,079 (26,408)
Long Gilt ............................................................... 13 03/29/22 2,198 2,135
U.S. Treasury 2 Year Note .................................................... 12 03/31/22 2,618 2,519
U.S. Treasury 5 Year Note .................................................... 897 03/31/22 108,432 (182,001)
342,393
$ 3,853,615
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 800,000 USD 903,977 JPMorgan Chase Bank NA 01/12/22 $ 6,966
AUD 1,487,000 USD 1,067,595 Bank of New York Mellon 01/14/22 14,304
AUD 2,476,000 USD 1,770,280 Deutsche Bank AG 01/14/22 31,186
AUD 1,481,000 USD 1,058,540 UBS AG 01/14/22 18,993
CAD 302,000 USD 235,539 Bank of America NA 01/14/22 3,204
CHF 2,636,000 USD 2,891,627 Deutsche Bank AG 01/14/22 2,007
EUR 480,000 USD 542,942 Bank of America NA 01/14/22 3,647
EUR 870,000 USD 987,728 Bank of New York Mellon 01/14/22 2,965
EUR 147,000 USD 166,307 Deutsche Bank AG 01/14/22 1,086
GBP 845,000 USD 1,126,704 Bank of New York Mellon 01/14/22 17,020
KRW 1,530,726,000 USD 1,277,468 Deutsche Bank AG 01/14/22 9,344
NZD 776,000 USD 527,199 Deutsche Bank AG 01/14/22 4,222
USD 655,577 AUD 883,000 Westpac Banking Corp. 01/14/22 13,131
USD 829,604 EUR 714,000 Bank of America NA 01/14/22 16,553
USD 526,839 EUR 455,000 Deutsche Bank AG 01/14/22 8,718
USD 3,943,367 EUR 3,396,000 UBS AG 01/14/22 76,250
USD 1,951,052 GBP 1,423,000 Barclays Bank plc 01/14/22 24,993
USD 2,694,928 HKD 21,009,000 Bank of New York Mellon 01/14/22 581
USD 3,573,323 HKD 27,856,000 UBS AG 01/14/22 867
USD 270,841 JPY 30,958,000 Bank of America NA 01/14/22 1,693
USD 2,385,004 JPY 270,504,000 Deutsche Bank AG 01/14/22 33,238
USD 2,147,124 JPY 243,913,000 UBS AG 01/14/22 26,541
USD 545,123 NZD 778,000 Bank of America NA 01/14/22 12,332
USD 1,125,848 EUR 987,499 Standard Chartered Bank 01/20/22 1,214
USD 4,475,280 EUR 3,849,292 State Street Bank and Trust Co. 01/20/22 91,433
422,488
USD 638,821 CHF 590,000 Morgan Stanley & Co. International plc 01/12/22 (8,809)
USD 816,120 EUR 720,000 Bank of America NA 01/12/22 (3,729)
USD 3,633,241 EUR 3,220,000 Deutsche Bank AG 01/12/22 (33,305)
USD 378,774,019 EUR 335,620,000 Goldman Sachs International 01/12/22 (3,389,430)
USD 2,820,643 EUR 2,480,000 Morgan Stanley & Co. International plc 01/12/22 (3,281)

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,974,671 EUR 3,520,000 Natwest Markets plc 01/12/22 $ (33,479)
USD 37,044,311 GBP 28,050,000 Bank of America NA 01/12/22 (922,109)
USD 1,353,261 GBP 1,020,000 Deutsche Bank AG 01/12/22 (27,336)
USD 26,994,133 GBP 20,440,000 Standard Chartered Bank 01/12/22 (671,950)
AUD 317,000 USD 235,220 Bank of New York Mellon 01/14/22 (4,580)
AUD 2,699,000 USD 1,988,724 Deutsche Bank AG 01/14/22 (25,009)
CAD 19,000 USD 15,373 Bank of New York Mellon 01/14/22 (353)
CAD 407,000 USD 329,049 Deutsche Bank AG 01/14/22 (7,300)
CAD 18,453,000 USD 14,911,238 Westpac Banking Corp. 01/14/22 (323,420)
EUR 276,000 USD 319,915 Bank of America NA 01/14/22 (5,626)
EUR 3,561,000 USD 4,141,493 Bank of New York Mellon 01/14/22 (86,486)
EUR 6,000 USD 6,927 UBS AG 01/14/22 (95)
EUR 1,950,000 USD 2,272,657 Westpac Banking Corp. 01/14/22 (52,139)
HKD 2,499,000 USD 321,440 Citibank NA 01/14/22 (950)
HKD 23,207,000 USD 2,984,180 UBS AG 01/14/22 (7,945)
JPY 5,625,000 USD 49,855 Bank of New York Mellon 01/14/22 (951)
JPY 186,437,000 USD 1,650,734 Deutsche Bank AG 01/14/22 (29,848)
JPY 418,589,000 USD 3,691,590 UBS AG 01/14/22 (52,371)
NZD 8,704,000 USD 6,114,099 Westpac Banking Corp. 01/14/22 (153,414)
USD 6,509 AUD 9,000 Deutsche Bank AG 01/14/22 (39)
USD 283,397 CAD 365,000 Bank of America NA 01/14/22 (5,150)
USD 437,691 CAD 566,000 Bank of New York Mellon 01/14/22 (9,754)
USD 436,413 CHF 399,000 Deutsche Bank AG 01/14/22 (1,584)
USD 4,497,109 CHF 4,134,000 UBS AG 01/14/22 (40,936)
USD 732,421 EUR 647,000 Bank of America NA 01/14/22 (4,336)
USD 346,931 EUR 307,000 Bank of New York Mellon 01/14/22 (2,658)
USD 6,389,323 EUR 5,661,000 Barclays Bank plc 01/14/22 (57,011)
USD 1,777,183 EUR 1,568,000 Deutsche Bank AG 01/14/22 (8,341)
USD 254,356 HKD 1,984,000 Bank of New York Mellon 01/14/22 (87)
USD 126,894 HKD 990,000 Citibank NA 01/14/22 (71)
USD 197,045 HKD 1,537,000 UBS AG 01/14/22 (71)
(5,973,953)
$ (5,551,465)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ....................... 117 01/21/22 EUR 4,200.00 EUR 5,029 $ 44,490
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EURO STOXX 50 Index ........................ 117 01/21/22 EUR 4,100.00 EUR 5,029 $ (26,441)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.37.V1 ................... 1.00 % Quarterly 12/20/26 USD 11,990 $ (296,891) $ (273,625) $ (23,266)

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
(c)
Amount includes $(18,800) of net dividends and financing fees.
(e)
Amount includes $174,302 of net dividends and financing fees.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/25 NR EUR 420 $ (11,625) $ 57,722 $ (69,347)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 47,442 38,403 9,039
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 320 (7,201) 33,140 (40,341)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 NR EUR 290 (6,526) 26,887 (33,413)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB- EUR 140 15,008 6,471 8,537
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB- EUR 100 10,720 8,318 2,402
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 BB- EUR 10 (176) 242 (418)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 BB- EUR 170 (2,993) 4,122 (7,115)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB- EUR 40 (704) (93) (611)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB- EUR 160 (2,817) — (2,817)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 BB- EUR 60 (1,056) 281 (1,337)
Altice Finco SA ....... 5.00 Quarterly Barclays Bank plc 12/20/26 CCC+ EUR 520 26,069 23,972 2,097
Altice France SA ...... 5.00 Quarterly
Credit Suisse
International 12/20/26 B EUR 450 34,872 33,677 1,195
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 41,677 17,925 23,752
Telecom Italia SpA ..... 1.00 Quarterly
Credit Suisse
International 12/20/28 BB EUR 490 (73,193) (69,080) (4,113)
CMBX.NA.9.A ........ 2.00 Monthly
Credit Suisse
International 09/17/58 A USD 3,750 (8,137) (105,048) 96,911
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 3,750 (350,494) (351,297) 803
$ (289,134) $ (274,358) $ (14,776)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/23 $ 11,335,228 $ 176,334
(c)
$ 11,530,362 0.1%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/23 21,426,213 (97,846)
(e)
21,154,065 0.1
$ 78,488 $ 32,684,427
(b) (d)
Range: 95 basis points 60-125 basis points
Benchmarks: USD Overnight Bank Funding Rate USD Overnight Bank Funding Rate

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2021
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of
December 31, 2021, expiration date 02/10/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Vietnam
Vietnam Dairy Products JSC .. 3,041,400 $ 11,530,362 100.0%
Total Reference Entity — Long ............ 11,530,362
Net Value of Reference Entity — HSBC Bank plc $ 11,530,362
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of December 31, 2021, expiration date 02/08/23:
Shares Value
% of Basket
Value
Reference Entity — Long
Egypt
Commerical International .... 992,709 $ 3,341,051 15.8%
Shares Value
% of Basket
Value
Russia
X5 Retail Group NV, GDR ... 219,374 $ 5,808,943 27.5%
Saudi Arabia
Saudi Tadawul Group Holdings
Co. ................. 26,447 886,169 4.2
United Kingdom
Prudential plc ............ 434,566 7,514,889 35.5
Standard Chartered plc ..... 592,524 3,603,013 17.0
11,117,902
Total Reference Entity — Long ............ 21,154,065
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................ $ 21,154,065
Glossary of Terms Used in this Report
Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
THB Thai Baht
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 1,449,261,031 $ 29,264,274 $ 1,478,525,305
Common Stocks
Aerospace & Defense .................................... 1,268,280 6,674,651 — 7,942,931
Air Freight & Logistics .................................... 5,024,214 7,995,385 — 13,019,599
Airlines .............................................. 10,319,049 8,369,760 — 18,688,809
Auto Components ...................................... 620,799 1,305,153 — 1,925,952
Automobiles .......................................... 11,216,761 12,650,528 — 23,867,289
Banks ............................................... 89,310,283 219,842,538 — 309,152,821
Beverages ........................................... 9,723,926 47,763,358 — 57,487,284
Biotechnology ......................................... 42,717,656 937,256 — 43,654,912
Building Products ....................................... 3,639,325 16,423,392 — 20,062,717
Capital Markets ........................................ 40,092,298 — — 40,092,298
Chemicals ............................................ 20,355,090 47,211,538 — 67,566,628
Commercial Services & Supplies ............................. 2,936,038 — 3,170 2,939,208
Communications Equipment ................................ 6,694,559 15,275,343 — 21,969,902
Construction & Engineering ................................ 244,818 10,821,193 — 11,066,011
Construction Materials .................................... 602,286 14,701,789 — 15,304,075
Consumer Finance ...................................... 30,931,899 1,728,672 — 32,660,571
Containers & Packaging .................................. 1,384,253 — — 1,384,253
Distributors ........................................... 5,359,794 — — 5,359,794
Diversified Financial Services ............................... 5,981,196 — — 5,981,196
Diversified Telecommunication Services ........................ 38,526,460 70,655,723 — 109,182,183
Electric Utilities ........................................ 123,147,823 70,336,776 — 193,484,599
Electrical Equipment ..................................... 2,875,441 28,543,745 — 31,419,186
Electronic Equipment, Instruments & Components ................. 18,338,219 16,809,106 — 35,147,325
Energy Equipment & Services .............................. 9,273,429 — — 9,273,429
Entertainment ......................................... 15,447,479 2,544,519 — 17,991,998
Equity Real Estate Investment Trusts (REITs) .................... 589,142,413 92,241,266 — 681,383,679
Food & Staples Retailing .................................. 48,484,701 17,333,167 — 65,817,868
Food Products ......................................... 6,282,206 44,319,369 — 50,601,575
Gas Utilities ........................................... 6,239,091 36,323,431 — 42,562,522
Health Care Equipment & Supplies ........................... 44,972,523 4,053,276 — 49,025,799
Health Care Providers & Services ............................ 42,972,545 13,753,623 — 56,726,168
Health Care Technology .................................. 4,924,432 — — 4,924,432
Hotels, Restaurants & Leisure .............................. 21,782,898 11,840,591 — 33,623,489
Household Durables ..................................... 1,820,545 43,528,250 — 45,348,795
Household Products ..................................... 8,047,654 19,088,331 — 27,135,985
Independent Power and Renewable Electricity Producers ............ 174,668 4,367,722 — 4,542,390
Industrial Conglomerates .................................. 3,465,001 8,307,108 — 11,772,109
Insurance ............................................ 55,796,278 110,487,066 — 166,283,344
Interactive Media & Services ............................... 41,556,686 48,629,752 — 90,186,438
Internet & Direct Marketing Retail ............................ 22,176,647 109,131 — 22,285,778
IT Services ........................................... 99,278,595 60,000,564 — 159,279,159
Leisure Products ....................................... 22,549,054 — — 22,549,054
Life Sciences Tools & Services .............................. 15,262,843 28,412,798 — 43,675,641
Machinery ............................................ 35,425,169 57,350,342 — 92,775,511
Marine .............................................. — 295,525 — 295,525
Media ............................................... 32,036,453 3,565,495 — 35,601,948
Metals & Mining ........................................ 10,654,013 25,025,143 — 35,679,156
Multiline Retail ......................................... 12,350,120 382,874 — 12,732,994
Multi-Utilities .......................................... 95,359,699 13,175,584 — 108,535,283
Oil, Gas & Consumable Fuels ............................... 92,732,600 67,993,740 — 160,726,340
Personal Products ...................................... 15,544,698 36,253,279 — 51,797,977
Pharmaceuticals ....................................... 55,475,532 147,190,279 — 202,665,811
Professional Services .................................... 3,070,311 58,102,436 — 61,172,747

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Real Estate Management & Development ....................... $ 6,898,030 $ 155,485,113 $ — $ 162,383,143
Road & Rail ........................................... 34,889,427 7,006,300 — 41,895,727
Semiconductors & Semiconductor Equipment .................... 66,106,846 133,079,366 — 199,186,212
Software ............................................. 143,141,614 1,197,201 — 144,338,815
Specialty Retail ........................................ 25,070,908 16,279,798 — 41,350,706
Technology Hardware, Storage & Peripherals .................... 55,934,246 38,336,455 — 94,270,701
Textiles, Apparel & Luxury Goods ............................ 3,157,259 57,598,292 — 60,755,551
Thrifts & Mortgage Finance ................................ — 10,020,628 — 10,020,628
Tobacco ............................................. 25,205,193 14,105,750 — 39,310,943
Trading Companies & Distributors ............................ 1,832,564 31,970,739 — 33,803,303
Transportation Infrastructure ............................... 19,557,904 121,728,328 — 141,286,232
Water Utilities ......................................... 2,277,085 5,948,076 — 8,225,161
Wireless Telecommunication Services ......................... 2,761,381 32,955,511 62,985 35,779,877
Corporate Bonds
Aerospace & Defense .................................... — 110,950,234 — 110,950,234
Air Freight & Logistics .................................... — 1,777,836 — 1,777,836
Airlines .............................................. — 72,051,667 — 72,051,667
Auto Components ...................................... — 80,888,514 — 80,888,514
Automobiles .......................................... — 44,589,576 — 44,589,576
Banks ............................................... — 694,237,479 — 694,237,479
Beverages ........................................... — 17,305,838 — 17,305,838
Biotechnology ......................................... — 13,919,880 — 13,919,880
Building Products ....................................... — 47,179,788 — 47,179,788
Capital Markets ........................................ — 213,456,686 12,213,955 225,670,641
Chemicals ............................................ — 101,680,342 16,127 101,696,469
Closed-ended Funds ..................................... — 4,172,242 — 4,172,242
Commercial Services & Supplies ............................. — 129,387,101 — 129,387,101
Communications Equipment ................................ — 40,268,656 — 40,268,656
Construction & Engineering ................................ — 30,017,300 — 30,017,300
Construction Materials .................................... — 3,084,300 — 3,084,300
Consumer Finance ...................................... — 162,944,863 — 162,944,863
Containers & Packaging .................................. — 95,284,468 — 95,284,468
Distributors ........................................... — 7,421,933 — 7,421,933
Diversified Consumer Services .............................. — 19,813,711 — 19,813,711
Diversified Financial Services ............................... — 52,693,400 — 52,693,400
Diversified Telecommunication Services ........................ — 300,189,968 — 300,189,968
Electric Utilities ........................................ — 124,843,265 — 124,843,265
Electrical Equipment ..................................... — 16,989,905 — 16,989,905
Electronic Equipment, Instruments & Components ................. — 8,403,965 — 8,403,965
Energy Equipment & Services .............................. — 29,482,770 — 29,482,770
Entertainment ......................................... — 29,065,635 — 29,065,635
Equity Real Estate Investment Trusts (REITs) .................... — 148,329,481 — 148,329,481
Food & Staples Retailing .................................. — 28,641,737 — 28,641,737
Food Products ......................................... — 81,386,866 — 81,386,866
Gas Utilities ........................................... — 7,863,708 — 7,863,708
Health Care Equipment & Supplies ........................... — 43,195,626 — 43,195,626
Health Care Providers & Services ............................ — 211,774,252 — 211,774,252
Health Care Technology .................................. — 7,202,262 — 7,202,262
Hotels, Restaurants & Leisure .............................. — 264,704,249 — 264,704,249
Household Durables ..................................... — 47,833,141 — 47,833,141
Household Products ..................................... — 7,714,389 — 7,714,389
Independent Power and Renewable Electricity Producers ............ — 29,555,388 — 29,555,388
Industrial Conglomerates .................................. — 4,672,289 — 4,672,289
Insurance ............................................ — 134,264,685 — 134,264,685
Interactive Media & Services ............................... — 8,176,105 — 8,176,105
Internet & Direct Marketing Retail ............................ — 27,186,471 — 27,186,471
IT Services ........................................... — 68,842,104 — 68,842,104
Leisure Products ....................................... — 10,157,264 — 10,157,264
Life Sciences Tools & Services .............................. — 10,797,756 — 10,797,756
Machinery ............................................ — 47,609,382 — 47,609,382
Marine .............................................. — 5,900,476 — 5,900,476
Media ............................................... — 272,755,817 — 272,755,817
Metals & Mining ........................................ — 126,688,648 — 126,688,648
Mortgage Real Estate Investment Trusts (REITs) .................. — 1,409,463 — 1,409,463
Multiline Retail ......................................... — 5,464,938 — 5,464,938
Multi-Utilities .......................................... — 17,148,064 — 17,148,064

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 585,550,449 $ — $ 585,550,449
Paper & Forest Products .................................. — 9,869,929 — 9,869,929
Personal Products ...................................... — 9,456,890 — 9,456,890
Pharmaceuticals ....................................... — 106,720,859 — 106,720,859
Professional Services .................................... — 18,696,294 — 18,696,294
Real Estate Management & Development ....................... — 254,849,824 — 254,849,824
Road & Rail ........................................... — 57,090,046 — 57,090,046
Semiconductors & Semiconductor Equipment .................... — 30,888,782 — 30,888,782
Software ............................................. — 118,018,384 — 118,018,384
Specialty Retail ........................................ — 100,793,525 — 100,793,525
Technology Hardware, Storage & Peripherals .................... — 9,277,647 — 9,277,647
Textiles, Apparel & Luxury Goods ............................ — 14,522,136 — 14,522,136
Thrifts & Mortgage Finance ................................ — 40,495,142 — 40,495,142
Tobacco ............................................. — 12,491,082 — 12,491,082
Trading Companies & Distributors ............................ — 45,724,122 — 45,724,122
Transportation Infrastructure ............................... — 6,414,564 — 6,414,564
Water Utilities ......................................... — 1,661,142 — 1,661,142
Wireless Telecommunication Services ......................... — 120,383,886 — 120,383,886
Equity-Linked Notes ...................................... — 1,932,825,836 — 1,932,825,836
Floating Rate Loan Interests
Aerospace & Defense .................................... — 49,731,079 — 49,731,079
Air Freight & Logistics .................................... — 507,672 — 507,672
Airlines .............................................. — 20,793,906 — 20,793,906
Auto Components ...................................... — 20,656,416 — 20,656,416
Automobiles .......................................... — 7,542,225 — 7,542,225
Banks ............................................... — — 10,547,000 10,547,000
Building Products ....................................... — 21,245,980 799,329 22,045,309
Capital Markets ........................................ — 8,314,774 10,601,134 18,915,908
Chemicals ............................................ — 47,926,467 — 47,926,467
Commercial Services & Supplies ............................. — 43,995,750 1,172,122 45,167,872
Construction & Engineering ................................ — 15,026,397 — 15,026,397
Construction Materials .................................... — 13,336,063 — 13,336,063
Containers & Packaging .................................. — 26,053,043 — 26,053,043
Distributors ........................................... — 1,337,515 — 1,337,515
Diversified Consumer Services .............................. — 18,303,950 — 18,303,950
Diversified Financial Services ............................... — 110,709,053 90,812,119 201,521,172
Diversified Telecommunication Services ........................ — 35,042,263 — 35,042,263
Electric Utilities ........................................ — 2,829,319 — 2,829,319
Electrical Equipment ..................................... — 14,654,040 — 14,654,040
Entertainment ......................................... — 17,625,655 2,940,778 20,566,433
Food & Staples Retailing .................................. — 6,111,617 — 6,111,617
Food Products ......................................... — 35,116,345 — 35,116,345
Health Care Equipment & Supplies ........................... — 10,125,038 — 10,125,038
Health Care Providers & Services ............................ — 34,682,268 611,064 35,293,332
Health Care Technology .................................. — 16,944,103 — 16,944,103
Hotels, Restaurants & Leisure .............................. — 42,281,393 27,649,575 69,930,968
Household Durables ..................................... — 10,615,223 — 10,615,223
Household Products ..................................... — 2,322,990 — 2,322,990
Independent Power and Renewable Electricity Producers ............ — 1,562,765 — 1,562,765
Industrial Conglomerates .................................. — 3,432,979 8,491,237 11,924,216
Insurance ............................................ — 61,467,570 3,058,628 64,526,198
Interactive Media & Services ............................... — 27,421,250 — 27,421,250
Internet & Direct Marketing Retail ............................ — 6,081,476 — 6,081,476
IT Services ........................................... — 41,271,168 1,055,695 42,326,863
Leisure Products ....................................... — — 1,556,053 1,556,053
Life Sciences Tools & Services .............................. — 29,378,396 — 29,378,396
Machinery ............................................ — 43,866,763 — 43,866,763
Media ............................................... — 57,461,620 4,648,644 62,110,264
Metals & Mining ........................................ — 10,120,932 — 10,120,932
Oil, Gas & Consumable Fuels ............................... — 5,744,034 — 5,744,034
Personal Products ...................................... — 11,325,127 — 11,325,127
Pharmaceuticals ....................................... — 18,324,210 725,962 19,050,172
Professional Services .................................... — 25,336,426 — 25,336,426
Road & Rail ........................................... — 5,678,193 — 5,678,193
Semiconductors & Semiconductor Equipment .................... — 4,528,633 — 4,528,633
Software ............................................. — 149,458,976 2,424,923 151,883,899

BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Level 1 Level 2 Level 3 Total
Specialty Retail ........................................ $ — $ 25,750,820 $ 3,826,796 $ 29,577,616
Trading Companies & Distributors ............................ — 12,916,299 — 12,916,299
Transportation Infrastructure ............................... — 1,454,298 — 1,454,298
Wireless Telecommunication Services ......................... — 12,418,170 — 12,418,170
Foreign Agency Obligations ................................. — 78,116,845 — 78,116,845
Foreign Government Obligations .............................. — 285,941,933 — 285,941,933
Investment Companies .................................... 576,266,966 — — 576,266,966
Non-Agency Mortgage-Backed Securities ........................ — 937,539,133 48,692,922 986,232,055
Preferred Securities
Banks ............................................... — 201,546,651 — 201,546,651
Capital Markets ........................................ — 105,817,876 — 105,817,876
Commercial Services & Supplies ............................. — 13,919,400 — 13,919,400
Consumer Finance ...................................... 7,956,000 76,974,877 — 84,930,877
Diversified Financial Services ............................... — 17,478,688 — 17,478,688
Electric Utilities ........................................ — 37,765,980 — 37,765,980
Health Care Equipment & Supplies ........................... — 263,096 — 263,096
Household Products ..................................... — 1,422,101 — 1,422,101
Independent Power and Renewable Electricity Producers ............ — 1,947,787 — 1,947,787
Insurance ............................................ 19,933,200 26,673,000 — 46,606,200
Oil, Gas & Consumable Fuels ............................... 15,843,750 53,096,020 — 68,939,770
Technology Hardware, Storage & Peripherals .................... — 44,122,423 — 44,122,423
U.S. Government Sponsored Agency Securities .................... — 6,104,011 — 6,104,011
Warrants .............................................. 18,679 — — 18,679
Short-Term Securities ....................................... 771,859,834 — — 771,859,834
Options Purchased
Equity contracts .......................................... 44,490 — — 44,490
Unfunded Floating Rate Loan Interests
(a)
.............................. — 6,066 10,304 16,370
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (1,051) (1,204) (2,255)
$ 3,662,364,126 $ 14,252,365,062 $ 261,183,592 $ 18,175,912,780
Investments valued at NAV
(b)
...................................... 319,673,141
$ —
$ 18,495,585,921
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 144,736 $ — $ 144,736
Equity contracts ........................................... 12,241 2,971,387 — 2,983,628
Foreign currency exchange contracts ............................ 877,138 422,488 — 1,299,626
Interest rate contracts ....................................... 7,958,944 — — 7,958,944
Liabilities
Credit contracts ........................................... — (182,778) — (182,778)
Equity contracts ........................................... (33,896) (97,846) — (131,742)
Foreign currency exchange contracts ............................ (7,568,382) (5,973,953) — (13,542,335)
Interest rate contracts ....................................... (213,924) — — (213,924)
$ 1,032,121 $ (2,715,966) $ — $ (1,683,845)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2021 ................................. $ 86,050,284 $ 67,395 $ — $ 147,229,472 $ 50,295,397 $ (6,785) $ 283,635,763
Transfers into Level 3 ........................................... — — — 19,967,240 — — 19,967,240
Transfers out of Level 3 .......................................... (81,171,391) — — (30,834,865) (1,334,500) — (113,340,756)
Other ..................................................... — — — — — — —
Accrued discounts/premiums ....................................... 717 — (115) 17,757 — — 18,359

2021
BlackRock Annual Report to Shareholders
BlackRock Multi-Asset Income Portfolio

Schedule of Investments
(unaudited) (continued)
December 31, 2021
Net realized gain (loss) .......................................... (21,920) — — 13,866 — — (8,054)
Net change in unrealized appreciation (depreciation)
(a)
...................... (43,195) (1,240) (299) (12,427,722) (267,975) 15,885 (12,724,546)
Purchases ................................................... 27,950,002 — 12,230,496 48,933,619 — — 89,114,117
Sales ...................................................... (3,500,223) — — (1,978,308) — — (5,478,531)
Closing balance, as of December 31, 2021 ..............................
$ 29,264,274 $ 66,155 $ 12,230,082 $ 170,921,059 $ 48,692,922 $ 9,100 $ 261,183,592
Net change in unrealized appreciation (depreciation) on investments still held a t
December 31, 2021
( a )
.........................................
$ (35,025) $ (1,240) $ (299) $ (12,425,900) $ (267,975) $ 15,885 $ (12,714,554)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

Statement of Assets and Liabilities
(unaudited)

December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
....................................................................................... $ 16,830,239,523
Investments, at value — affiliated
(c)
......................................................................................... 1,665,332,283
Cash   ............................................................................................................. 9,109,526
Cash pledged:
Collateral — OTC derivatives ............................................................................................ 3,500,000
Futures contracts .................................................................................................... 42,951,313
Centrally cleared swaps ................................................................................................ 155,000
Foreign currency, at value
(d)
.............................................................................................. 23,584,671
Receivables: –
Investments sold .................................................................................................... 32,387,099
Securities lending income — affiliated ...................................................................................... 491,246
Capital shares sold ................................................................................................... 20,641,601
Dividends — affiliated ................................................................................................. 2,968
Dividends — unaffiliated ............................................................................................... 30,525,566
Interest — unaffiliated ................................................................................................. 87,966,417
From the Manager ................................................................................................... 247,934
Variation margin on futures contracts ....................................................................................... 413,937
Swap premiums paid ................................................................................................... 251,160
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 422,488
OTC swaps ........................................................................................................ 321,070
Unfunded floating rate loan interests ....................................................................................... 16,370
Prepaid expenses ..................................................................................................... 215,743
Total assets .........................................................................................................
18,748,775,915
LIABILITIES
Collateral on securities loaned ............................................................................................. 319,722,738
Options written, at value
(e)
................................................................................................ 26,441
Payables: –
Investments purchased ................................................................................................ 37,649,891
Swaps   .......................................................................................................... 3,118,157
Accounting services fees ............................................................................................... 313,537
Administration fees ................................................................................................... 506,190
Capital shares redeemed ............................................................................................... 33,350,285
Custodian fees ...................................................................................................... 280,288
Deferred foreign capital gain tax .......................................................................................... 2,504,958
Income dividend distributions ............................................................................................ 8,376,880
Investment advisory fees ............................................................................................... 6,929,941
Trustees' and Officer's fees ............................................................................................. 89,170
Other affiliate fees ................................................................................................... 8,949
Professional fees .................................................................................................... 237,933
Registration fees .................................................................................................... 757,432
Service and distribution fees ............................................................................................. 2,323,496
Transfer agent fees .................................................................................................. 3,372,515
Other accrued expenses ............................................................................................... 205,896
Variation margin on futures contracts ....................................................................................... 408,213
Variation margin on centrally cleared swaps .................................................................................. 3,213
Swap premiums received ................................................................................................ 525,518
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 5,973,953
OTC swaps ........................................................................................................ 257,358
Unfunded floating rate loan interests ....................................................................................... 2,255
Total liabilities ........................................................................................................
426,945,207
NET ASSETS ........................................................................................................
$ 18,321,830,708

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF
Paid-in capital ........................................................................................................ $ 18,032,973,697
Accumulated earnings .................................................................................................. 288,857,011
NET ASSETS ........................................................................................................
$ 18,321,830,708
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 15,970,229,873
(b)
  Securities loaned, at value .............................................................................................. $ 312,521,799
(c)
  Investments, at cost — affiliated .......................................................................................... $ 1,631,400,463
(d)
  Foreign currency, at cost ............................................................................................... $ 23,322,670
(e)
  Premiums received .................................................................................................. $ 71,415
See notes to financial statements.

Statement of Assets and Liabilities
(unaudited) (continued)
December 31, 2021

Financial Statements
See notes to financial statements.
BlackRock
Multi-Asset
Income Portfolio
NET ASSET VALUE
Institutional
Net assets ........................................................................................................
$ 10,262,863,688
Shares outstanding .................................................................................................
903,645,272
Net asset value ....................................................................................................
$ 11.36
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor A
Net assets ........................................................................................................
$ 5,540,607,009
Shares outstanding .................................................................................................
488,419,633
Net asset value ....................................................................................................
$ 11.34
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Investor C
Net assets ........................................................................................................
$ 1,370,917,962
Shares outstanding .................................................................................................
120,994,507
Net asset value ....................................................................................................
$ 11.33
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001
Class K
Net assets ........................................................................................................
$ 1,147,442,049
Shares outstanding .................................................................................................
101,081,555
Net asset value ....................................................................................................
$ 11.35
Shares authorized ..................................................................................................
Unlimited
Par value ........................................................................................................
$ 0.001

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
RETINC-12/21-AR

Item 2 – Code of Ethics – The
registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End

BlackRock Retirement Income 2030 Fund	$23,000	$20,700	$0	$0	$0	$0	$0	$0
BlackRock Retirement Income 2040 Fund	$23,000	$20,700	$0	$0	$0	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “investment adviser” or “BlackRock”)and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to each Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0
1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the registrant’s Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the registrant’s Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by either Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)  The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Retirement Income 2030 Fund	$0	$0
BlackRock Retirement Income 2040 Fund	$0	$0

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments are included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –   Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date:
February 2
4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date:
February 2
4, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:
February 2
4, 2022